As filed with the SEC on March 27, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011—January 31, 2012

Item 1.	Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of January 31, 2012 are attached.

Transamerica AEGON Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. Treasury Bond 2.63%, 11/15/2020	$2,565	$2,782
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	2,213	3,036
U.S. Treasury Note 1.25%, 09/30/2015	475	489
1.38%, 05/15/2013—12/31/2018	5,965	6,038
2.00%, 11/15/2021	560	570
2.13%, 02/29/2016	6,150	6,555
3.50%, 05/15/2020	2,150	2,491

Total U.S. Government Obligations (cost $20,325)		21,961

U.S. GOVERNMENT AGENCY OBLIGATION—0.3%
Freddie Mac, IO 5.00%, 08/01/2035	6,378	846
Total U.S. Government Agency Obligation (cost $1,662)

FOREIGN GOVERNMENT OBLIGATIONS—4.3%
Canada Housing Trust No. 1 3.15%, 06/15/2015—144A	CAD2,500	2,646
Republic of Chile 5.50%, 08/05/2020	CLP994,500	2,099
Republic of The Philippines 4.95%, 01/15/2021	PHP90,000	2,190
United Mexican States 7.00%, 06/19/2014	MXN18,000	1,452
7.50%, 06/21/2012	35,000	2,715

Total Foreign Government Obligations (cost $10,555)		11,102

MORTGAGE-BACKED SECURITIES—8.5%
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048—144A *	$1,785	1,840
American Tower Trust Series 2007-1A, Class D 5.96%, 04/15/2037—144A	1,950	2,072
BCAP LLC Trust Series 2009-RR3, Class 2A1 5.25%, 05/26/2037—144A *	200	202
Series 2009-RR6, Class 2A1 5.18%, 08/26/2035—144A *	1,005	906
Series 2009-RR10, Class 2A1 2.82%, 08/26/2035—144A *	698	666
Series 2009-RR14, Class 1A1 6.00%, 05/26/2037—144A *	1,365	1,401
Series 2010-RR1, Class 12A1 5.25%, 08/26/2036—144A *	1,395	1,441
Countrywide Alternative Loan Trust Series 2004-3T1, Class A3 5.00%, 05/25/2034	1,162	1,192
Credit Suisse Mortgage Capital Certificates Series 2010-18R, Class 1A11 3.75%, 08/26/2035—144A *	967	951
Cresi Finance, LP Series 2006-A, Class C 0.88%, 03/25/2017—144A *	1,322	1,058
Jefferies & Co., Inc. Series 2009-R2, Class 2A 6.13%, 12/26/2037—144A *	411	409

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 1A1 5.18%, 02/26/2036—144A *	$704	$672
Series 2009-R7, Class 4A1 2.74%, 09/26/2034—144A *	742	683
Series 2009-R7, Class 10A3 6.00%, 12/26/2036—144A	321	334
Series 2009-R9, Class 1A1 2.54%, 08/26/2046—144A *	682	667
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class ASB 6.00%, 06/15/2049 *	1,180	1,267
JPMorgan Re-REMIC Series 2009-7, Class 8A1 5.60%, 01/27/2047—144A *	669	687
LSTAR Commercial Mortgage Trust Series 2011-1, Class A 3.91%, 06/25/2043—144A	1,143	1,162
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A 5.98%, 08/15/2045—144A *	1,740	1,978
Series 2010-R4, Class 3A 5.50%, 08/26/2047—144A	1,406	1,450
WaMu Mortgage Pass-Through Certificates Series 2003-S9, Class A6 5.25%, 10/25/2033	224	224
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class A1 4.10%, 06/25/2033 *	324	323
Series 2003-L, Class 1A2 4.50%, 11/25/2033 *	250	250

Total Mortgage-Backed Securities (cost $21,770)		22,197

ASSET-BACKED SECURITIES—4.1%
America West Airlines Pass-Through Trust Series 2000-1, Class G 8.06%, 07/02/2020	1,048	1,059
Continental Airlines Pass-Through Trust Series 1997-1, Class A 7.46%, 04/01/2015	1,357	1,357
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014—144A	2,060	2,261
Northwest Airlines Pass-Through Trust Series 2002-1, Class G2 6.26%, 11/20/2021	2,443	2,443
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4 0.60%, 02/25/2036 *	1,679	1,456
UAL Pass-Through Trust Series 2009-1 10.40%, 11/01/2016	1,766	1,991

Total Asset-Backed Securities (cost $10,393)		10,567

MUNICIPAL GOVERNMENT OBLIGATIONS—1.4%
Rhode Island Economic Development Corp. 6.00%, 11/01/2015 §	1,545	1,581

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California 7.95%, 03/01/2036	$1,820	$2,165

Total Municipal Government Obligations (cost $3,367)		3,746

PREFERRED CORPORATE DEBT SECURITIES—5.5%
Commercial Banks—2.7%
PNC Financial Services Group, Inc. 8.25%, 05/21/2013 * Ž	2,500	2,581
Rabobank Nederland NV 11.00%, 06/30/2019—144A * Ž	1,695	2,098
Wells Fargo & Co.—Series K 7.98%, 03/15/2018 * Ž ^	2,400	2,598
Diversified Financial Services—1.8%
JPMorgan Chase Capital XXV—Series Y 6.80%, 10/01/2037	1,500	1,513
ZFS Finance USA Trust II 6.45%, 12/15/2065—144A *	3,300	3,102
Insurance—1.0%
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 *	2,760	2,486

Total Preferred Corporate Debt Securities (cost $13,854)		14,378

CORPORATE DEBT SECURITIES—61.0%
Beverages—1.2%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015	BRL2,200	1,319
Beverages & More, Inc. 9.63%, 10/01/2014—144A	$1,635	1,696
Building Products—0.3%
Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019—144A ^	840	905
Capital Markets—1.4%
BP Capital Markets PLC 4.74%, 03/11/2021	1,330	1,527
Macquarie Group, Ltd. 6.25%, 01/14/2021—144A ^	1,275	1,262
Morgan Stanley 5.75%, 01/25/2021	750	749
Chemicals—0.2%
Ecolab, Inc. 4.35%, 12/08/2021	475	524
Commercial Banks—4.6%
Barclays Bank PLC 10.18%, 06/12/2021—144A	1,480	1,698
BBVA Bancomer SA 6.50%, 03/10/2021—144A	1,400	1,392
M&I Marshall & Ilsley Bank 4.85%, 06/16/2015	1,245	1,320
5.00%, 01/17/2017	2,050	2,207
Regions Bank 7.50%, 05/15/2018 ^	2,560	2,669
Zions Bancorporation 7.75%, 09/23/2014	2,500	2,689
Commercial Services & Supplies—0.6%
Steelcase, Inc. 6.38%, 02/15/2021	1,385	1,441

	Principal (000’s)	Value (000’s)
Consumer Finance — 0.9%
Block Financial LLC 5.13%, 10/30/2014 ^	$1,300	$1,333
Springleaf Finance Corp. 6.90%, 12/15/2017	1,280	992
Containers & Packaging—1.2%
Graphic Packaging International, Inc. 9.50%, 06/15/2017	2,625	2,894
Sealed Air Corp. 8.13%, 09/15/2019—144A	195	216
Distributors—0.3%
Edgen Murray Corp. 12.25%, 01/15/2015	805	749
Diversified Financial Services—13.0%
Aviation Capital Group Corp. 7.13%, 10/15/2020—144A	2,700	2,746
Bank of America Corp. 6.50%, 08/01/2016	1,905	2,031
Cemex Finance LLC 9.50%, 12/14/2016—144A ^	2,555	2,319
Ceva Group PLC 8.38%, 12/01/2017—144A	400	389
Fibria Overseas Finance, Ltd. 6.75%, 03/03/2021—144A ^	1,245	1,203
Ford Motor Credit Co., LLC 3.88%, 01/15/2015	780	789
Glencore Funding LLC 6.00%, 04/15/2014—144A	2,000	2,093
International Lease Finance Corp. 6.25%, 05/15/2019 ^	2,560	2,509
6.50%, 09/01/2014—144A	2,360	2,487
Irish Life & Permanent PLC 3.60%, 01/14/2013—144A	1,700	1,594
Marina District Finance Co., Inc. 9.50%, 10/15/2015 ^	1,955	1,862
9.88%, 08/15/2018 ^	65	61
Oaktree Capital Management, LP 6.75%, 12/02/2019—144A	1,950	2,033
QHP Royalty Sub LLC 10.25%, 03/15/2015—144A	683	689
Reynolds Group Issuer, Inc. 9.88%, 08/15/2019—144A ^	1,100	1,119
Selkirk Cogen Funding Corp.—Series A 8.98%, 06/26/2012	607	613
Stone Street Trust 5.90%, 12/15/2015—144A	2,450	2,413
TNK-BP Finance SA 7.50%, 03/13/2013—144A	1,345	1,414
Unison Ground Lease Funding LLC 6.39%, 04/15/2020—144A	2,615	2,786
WCP Wireless Site Funding LLC 6.83%, 11/15/2015—144A	2,570	2,693
Diversified Telecommunication Services—1.2%
GTP Towers Issuer LLC 4.44%, 02/15/2015—144A	2,295	2,296
Hughes Satellite Systems Corp. 6.50%, 06/15/2019—144A	400	417
7.63%, 06/15/2021—144A ^	130	137
West Corp. 7.88%, 01/15/2019 ^	320	335

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities—0.8%
Intergen NV 9.00%, 06/30/2017—144A	$2,075	$2,200
Electrical Equipment—1.0%
Polypore International, Inc. 7.50%, 11/15/2017	2,560	2,688
Electronic Equipment & Instruments—0.9%
Anixter, Inc. 5.95%, 03/01/2015	2,300	2,352
Energy Equipment & Services—1.0%
Enterprise Products Operating LLC—Series A 8.38%, 08/01/2066 *	1,150	1,242
Weatherford International, Ltd. 9.63%, 03/01/2019 ^	945	1,266
Food & Staples Retailing—1.7%
Ingles Markets, Inc. 8.88%, 05/15/2017 ^	2,140	2,343
Stater Bros Holdings, Inc. 7.38%, 11/15/2018 ^	65	70
SUPERVALU, Inc. 7.50%, 11/15/2014 ^	1,900	1,936
Food Products—1.8%
Arcor SAIC 7.25%, 11/09/2017—144A ^	1,285	1,414
C&S Group Enterprises LLC 8.38%, 05/01/2017—144A ^	1,279	1,373
Michael Foods, Inc. 9.75%, 07/15/2018	1,200	1,299
Post Holdings, Inc. 7.38%, 02/15/2022—144A	638	660
Health Care Providers & Services—0.8%
CHS/Community Health Systems, Inc. 8.88%, 07/15/2015 ^	1,900	1,976
Hotels, Restaurants & Leisure—1.5%
Firekeepers Development Authority 13.88%, 05/01/2015—144A	500	563
GWR Operating Partnership LLP 10.88%, 04/01/2017	1,500	1,646
MGM Resorts International 6.75%, 09/01/2012 ^	1,600	1,622
Station Casinos, Inc. 6.88%, 03/01/2016 ‡	700	♦
Household Durables—0.7%
Lennar Corp. 12.25%, 06/01/2017 ^	550	693
Sealy Mattress Co. 8.25%, 06/15/2014 ^	1,125	1,052
Independent Power Producers & Energy Traders—0.7%
NRG Energy, Inc. 7.63%, 05/15/2019—144A ^	640	611
7.88%, 05/15/2021—144A	1,280	1,216
Insurance—3.5%
American Financial Group, Inc. 9.88%, 06/15/2019	1,100	1,338
Chubb Corp. 6.38%, 03/29/2067 *	2,300	2,346
Fidelity National Financial, Inc. 6.60%, 05/15/2017	2,580	2,746
Hanover Insurance Group, Inc. 6.38%, 06/15/2021 ^	1,515	1,652

	Principal (000’s)	Value (000’s)
Insurance (continued)
Oil Insurance, Ltd. 3.56%, 04/09/2012—144A * Ž	$1,245	$1,120
IT Services—1.3%
Cardtronics, Inc. 8.25%, 09/01/2018	1,890	2,074
Computer Sciences Corp. 5.50%, 03/15/2013 ^	1,260	1,292
Machinery—0.7%
American Railcar Industries, Inc. 7.50%, 03/01/2014 ^	1,855	1,874
Media—0.9%
Lions Gate Entertainment, Inc. 10.25%, 11/01/2016—144A ^	1,010	1,055
WMG Acquisition Corp. 9.50%, 06/15/2016—144A	1,285	1,398
Metals & Mining—1.9%
Anglo American Capital PLC 9.38%, 04/08/2019—144A	890	1,147
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015—144A	160	165
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	1,000	1,391
Thompson Creek Metals Co., Inc. 7.38%, 06/01/2018	1,465	1,370
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021—144A	840	897
Multi-Utilities—0.8%
Black Hills Corp. 5.88%, 07/15/2020	1,200	1,360
9.00%, 05/15/2014	690	779
Oil, Gas & Consumable Fuels—5.1%
Berry Petroleum Co. 10.25%, 06/01/2014	1,575	1,792
Chesapeake Midstream Partners, LP / CHKM Finance Corp. 6.13%, 07/15/2022—144A	260	265
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019—144A	1,010	990
Energy Transfer Equity, LP 7.50%, 10/15/2020 ^	320	354
Energy Transfer Partners, LP 5.20%, 02/01/2022	1,045	1,104
Lukoil International Finance BV 6.38%, 11/05/2014—144A	1,280	1,363
Petrohawk Energy Corp. 7.25%, 08/15/2018	1,050	1,197
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019—144A ^	876	1,040
Petroleum Development Corp. 12.00%, 02/15/2018	1,000	1,090
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019—144A	1,545	1,830
Transocean, Inc. 6.38%, 12/15/2021	1,935	2,193
Paper & Forest Products—1.5%
Ainsworth Lumber Co., Ltd. 11.00%, 07/29/2015—144A	3,321	2,457
Exopack Holding Corp. 10.00%, 06/01/2018	1,280	1,344

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Pharmaceuticals—1.1%
Aristotle Holding, Inc. 4.75%, 11/15/2021—144A	$2,600	$2,751
Real Estate Investment Trusts—2.0%
Entertainment Properties Trust 7.75%, 07/15/2020	2,335	2,518
Kilroy Realty, LP 6.63%, 06/01/2020	2,440	2,646
Real Estate Management & Development—0.3%
Weyerhaeuser Real Estate Co. 6.12%, 09/17/2012—144A	650	663
Semiconductors & Semiconductor Equipment—0.2%
Sensata Technologies BV 6.50%, 05/15/2019—144A ^	575	587
Software—0.2%
First Data Corp. 7.38%, 06/15/2019—144A ^	630	628
Specialty Retail—0.5%
Michaels Stores, Inc. 11.38%, 11/01/2016 ^	1,200	1,272
Tobacco—0.8%
Lorillard Tobacco Co. 8.13%, 06/23/2019	1,635	1,992
Transportation Infrastructure—0.8%
Martin Midstream Partners LP 8.88%, 04/01/2018	1,900	1,967
Wireless Telecommunication Services—3.6%
Crown Castle Towers LLC 4.88%, 08/15/2020—144A	2,350	2,447
6.11%, 01/15/2020—144A	1,650	1,851
Nextel Communications, Inc.—Series D 7.38%, 08/01/2015	2,200	2,129
SBA Tower Trust 5.10%, 04/15/2017—144A	2,365	2,534
Sprint Nextel Corp. 9.00%, 11/15/2018—144A	430	463

Total Corporate Debt Securities (cost $150,850)		158,303

CONVERTIBLE BOND—0.4%
Automobiles—0.4%
Ford Motor Co. 4.25%, 11/15/2016	730	1,158
Total Convertible Bonds (cost $730)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.7%
Diversified Financial Services—0.7%
Vale Capital II, 6.75% ^	22,000	1,697
Total Convertible Preferred Stock (cost $1,657)

PREFERRED STOCKS—1.6%
Commercial Banks—0.3%
BB&T Capital Trust VI, 9.60% ^	28,000	743
Consumer Finance—0.6%
Ally Financial, Inc., 8.50% * Ž	75,200	1,572

	Shares	Value (000’s)
Diversified Telecommunication Services — 0.7%
Centaur Funding Corp., 9.08%—144A	1,661	$1,901

Total Preferred Stocks (cost $4,733)		4,216

COMMON STOCK—1.1%
Diversified Telecommunication Services—1.1%
Verizon Communications, Inc. ^	75,000	2,825
Total Common Stock (cost $2,349)

WARRANT—0.5%
Commercial Banks—0.5%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	1,304
Total Warrant (cost $1,141)

SECURITIES LENDING COLLATERAL—9.3%
State Street Navigator Securities Lending Trust—Prime Portfolio 0.32% ▲	24,242,929	24,243
Total Securities Lending Collateral (cost $24,243)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. 0.03% ▲, dated 01/31/2012, to be repurchased at $4,139 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $4,223.	$4,139	4,139
Total Repurchase Agreement (cost $4,139)

Total Investment Securities (cost $271,768) P		282,682
Other Assets and Liabilities—Net		(22,796)

Net Assets		$259,886

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 01/31/2012.
§	Illiquid. This security had a value of $1,581, or 0.61%, of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
^	All or a portion of this security is on loan. The value of all securities on loan is $23,752.
In default.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $1, or less than 0.01% of the fund’s net assets.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $271,768. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,552 and $3,638, respectively. Net unrealized appreciation for tax purposes is $10,914.
♦	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $100,634, or 38.72%, of the fund’s net assets.
IO	Interest Only
OAO	Otkrytoe Aktsionemoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso
PHP	Philippines Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 01/31/2012
Asset-Backed Securities	$—	$10,567		$—	$10,567
Common Stocks	2,825	—		—	2,825
Convertible Bonds	—	1,158		—	1,158
Convertible Preferred Stocks	1,697	—		—	1,697
Corporate Debt Securities	—	158,303		♦	158,303
Foreign Government Obligations	—	11,102		—	11,102
Mortgage-Backed Securities	—	22,197		—	22,197
Municipal Government Obligations	—	3,746		—	3,746
Preferred Corporate Debt Securities	—	14,378		—	14,378
Preferred Stocks	4,216	—		—	4,216
Repurchase Agreement	—	4,139		—	4,139
Securities Lending Collateral	24,243	—		—	24,243
U.S. Government Agency Obligations	—	846		—	846
U.S. Government Obligations	—	21,961		—	21,961
Warrants	1,304	—		—	1,304

Total	$34,285	$248,397	$	♦	$282,682

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (continued) (all amounts in thousands): '

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) f	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 f
Corporate Debt Securities	$	♦	$—	$—	$—	$—	$—	$—	$—	$	♦	$—

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
f	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
♦	Amount is less than 1.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES—0.3%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	$771	$763
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	1,935	1,849

Total Asset-Backed Securities (cost $2,712)		2,612

PREFERRED CORPORATE DEBT SECURITIES—2.8%
Diversified Financial Services—1.6%
Bank of America Corp.—Series K
8.00%, 01/30/2018 * Ž ^	9,605	9,489
JPMorgan Chase & Co.—Series 1
7.90%, 04/30/2018 * Ž	2,250	2,437
Insurance—1.2%
Lincoln National Corp.
7.00%, 05/17/2066 *	9,375	8,859

Total Preferred Corporate Debt Securities (cost $18,263)		20,785

CORPORATE DEBT SECURITIES—87.6%
Aerospace & Defense—1.1%
Bombardier, Inc.
7.50%, 03/15/2018—144A	450	504
7.75%, 03/15/2020—144A ^	1,300	1,476
Hexcel Corp.
6.75%, 02/01/2015 ^	776	783
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	920	1,001
7.50%, 10/01/2017	2,795	3,046
Triumph Group, Inc.
8.63%, 07/15/2018 ^	1,500	1,672
Auto Components—0.1%
Lear Corp.
8.13%, 03/15/2020	440	491
Automobiles—1.5%
Chrysler Group LLC
8.00%, 06/15/2019—144A ^	4,550	4,367
8.25%, 06/15/2021—144A ^	2,900	2,770
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 ‡	2,825	♦
Jaguar Land Rover PLC
7.75%, 05/15/2018—144A ^	650	645
8.13%, 05/15/2021—144A	3,160	3,097
Beverages—1.7%
Constellation Brands, Inc.
7.25%, 09/01/2016—05/15/2017	6,350	7,125
Cott Beverages, Inc.
8.13%, 09/01/2018	745	814
8.38%, 11/15/2017	4,370	4,763
Building Products—2.9%
Dynacast International LLC
9.25%, 07/15/2019—144A	4,200	4,263
Euramax International, Inc.
9.50%, 04/01/2016	4,610	3,792
Masco Corp.
7.75%, 08/01/2029 ^	3,245	3,196
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	10,647	10,328

	Principal (000’s)	Value (000’s)
Capital Markets—1.2%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	$3,750	$3,887
Morgan Stanley
5.50%, 07/28/2021	5,100	5,043
Chemicals—1.5%
Huntsman International LLC
5.50%, 06/30/2016 ^	2,575	2,549
8.63%, 03/15/2020—03/15/2021 ^	3,240	3,556
Nova Chemicals Corp.
3.78%, 11/15/2013 *	1,150	1,147
8.63%, 11/01/2019	3,740	4,245
Commercial Banks—1.1%
CIT Group, Inc.
7.00%, 05/04/2015—05/02/2016—144A	8,368	8,400
7.00%, 05/01/2016—05/01/2017	♦	♦
Commercial Services & Supplies—2.2%
Ceridian Corp.
11.25%, 11/15/2015 ^	2,930	2,630
12.25%, 11/15/2015 Ω	4,321	3,867
EnergySolutions, Inc.
10.75%, 08/15/2018	3,140	3,014
International Lease Finance Corp.
8.63%, 09/15/2015 ^	3,625	3,911
Koppers, Inc.
7.88%, 12/01/2019	2,495	2,632
Service Corp., International
7.00%, 05/15/2019	500	540
Computers & Peripherals—0.4%
Seagate HDD Cayman
7.75%, 12/15/2018	2,650	2,935
Construction Materials—0.3%
Associated Materials LLC
9.13%, 11/01/2017 ^	2,155	2,090
Consumer Finance—2.0%
Ally Financial, Inc.
6.75%, 12/01/2014	3,000	3,128
Springleaf Finance Corp.
6.90%, 12/15/2017	15,050	11,663
Containers & Packaging—1.6%
Ardagh Packaging Finance PLC
7.38%, 10/15/2017—144A	300	314
Ardagh Packaging Finance PLC / Ardagh MP
Holdings USA, Inc.
9.13%, 10/15/2020—144A	450	455
Cascades, Inc.
7.75%, 12/15/2017	2,055	2,122
7.88%, 01/15/2020 ^	750	771
Graphic Packaging International, Inc.
7.88%, 10/01/2018	2,400	2,616
9.50%, 06/15/2017	1,300	1,433
Packaging Dynamics Corp.
8.75%, 02/01/2016—144A	3,420	3,577
Sealed Air Corp.
8.13%, 09/15/2019—144A	550	609
Diversified Consumer Services—1.3%
Ford Holdings LLC
9.30%, 03/01/2030	5,225	6,629
Service Corp., International
6.75%, 04/01/2015	640	698
6.75%, 04/01/2016 ^	900	989
7.00%, 06/15/2017 ^	1,065	1,182

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services - 4.2%
Ceva Group PLC
8.38%, 12/01/2017—144A	$1,150	$1,117
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	3,500	3,540
5.00%, 05/15/2018	1,950	2,018
5.88%, 08/02/2021	2,500	2,734
International Lease Finance Corp.
8.25%, 12/15/2020 ^	2,425	2,589
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	3,900	3,715
9.88%, 08/15/2018 ^	2,890	2,702
Nuveen Investments, Inc.
10.50%, 11/15/2015 ^	4,148	4,323
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021—144A	300	313
7.13%, 04/15/2019—144A	1,800	1,890
8.25%, 02/15/2021—144A	1,320	1,251
9.00%, 04/15/2019—144A	5,175	5,148
Diversified Telecommunication Services—6.1%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 ^	3,980	4,079
8.75%, 03/15/2018 ^	1,000	963
Clearwire Communications LLC/Clearwire Finance, Inc.
14.75%, 12/01/2016—144A	62	63
Frontier Communications Corp.
8.25%, 04/15/2017 ^	1,600	1,612
9.00%, 08/15/2031	7,535	6,705
Hughes Satellite Systems Corp.
6.50%, 06/15/2019—144A	2,125	2,213
7.63%, 06/15/2021—144A	400	422
Intelsat Jackson Holdings SA
7.50%, 04/01/2021—144A	1,500	1,575
8.50%, 11/01/2019	1,550	1,678
Intelsat Luxembourg SA
11.50%, 02/04/2017—144A Ω	3,500	3,518
Level 3 Communications, Inc.
11.88%, 02/01/2019	1,250	1,363
Level 3 Financing, Inc.
8.13%, 07/01/2019—144A	5,400	5,440
PAETEC Holding Corp.
8.88%, 06/30/2017	2,000	2,183
Sprint Capital Corp.
8.75%, 03/15/2032	4,625	3,885
Windstream Corp.
7.50%, 06/01/2022—144A	1,100	1,155
7.50%, 04/01/2023	8,200	8,486
Electric Utilities—4.9%
AES Red Oak LLC—Series B
9.20%, 11/30/2029	4,865	4,987
Dynegy Holdings LLC
7.50%, 06/01/2015 ‡	4,800	2,952
7.75%, 06/01/2019 ‡	11,190	6,854
Elwood Energy LLC
8.16%, 07/05/2026	5,623	5,567
Homer City Funding LLC
8.14%, 10/01/2019	3,074	2,828
8.73%, 10/01/2026	7,585	6,901
Intergen NV
9.00%, 06/30/2017—144A	4,400	4,664

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
LSP Energy, LP
7.16%, 01/15/2014	$1,666	$1,379
8.16%, 07/15/2025	750	621
Energy Equipment & Services—0.1%
Atwood Oceanics, Inc.
6.50%, 02/01/2020	910	942
Food & Staples Retailing—1.6%
New Albertsons, Inc.
6.35%, 02/25/2013	700	718
Rite Aid Corp.
7.50%, 03/01/2017 ^	2,000	2,040
7.70%, 02/15/2027	675	520
10.38%, 07/15/2016 ^	3,125	3,320
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	1,600	1,630
8.00%, 05/01/2016 ^	3,955	4,114
Food Products—2.1%
Del Monte Corp.
7.63%, 02/15/2019 ^	2,500	2,459
Dole Food Co., Inc.
8.00%, 10/01/2016—144A ^	4,170	4,441
Harmony Foods Corp.
10.00%, 05/01/2016—144A	638	648
Pilgrim’s Pride Corp.
7.88%, 12/15/2018 ^	1,400	1,334
Post Holdings, Inc.
7.38%, 02/15/2022—144A	1,980	2,049
Simmons Foods, Inc.
10.50%, 11/01/2017—144A	5,700	5,116
Health Care Equipment & Supplies—0.5%
Kinetic Concepts, Inc.
10.50%, 11/01/2018—144A	3,645	3,718
Health Care Providers & Services—3.5%
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019—144A ^	4,000	4,105
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/2019—144A	2,400	2,463
5.88%, 01/31/2022—144A	700	716
GCB U.S. Oncology, Inc. (Escrow Shares)
8/15/2017	4,970	50
HCA, Inc.
6.50%, 02/15/2020	1,300	1,378
7.50%, 02/15/2022 ^	6,600	7,061
Healthsouth Corp.
7.25%, 10/01/2018 ^	1,165	1,203
7.75%, 09/15/2022 ^	5,300	5,525
LifePoint Hospitals, Inc.
6.63%, 10/01/2020	3,765	3,944
Hotels, Restaurants & Leisure—6.2%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 ^	4,275	4,553
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	6,075	4,693
12.75%, 04/15/2018	7,300	6,204
GWR Operating Partnership LLP
10.88%, 04/01/2017	5,465	5,998
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015—144 ‡	6,600	281
MGM Resorts International
7.50%, 06/01/2016 ^	2,625	2,632
10.00%, 11/01/2016	3,775	4,115

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
10.38%, 05/15/2014	$500	$570
11.38%, 03/01/2018 ^	5,000	5,738
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	100	106
7.25%, 06/15/2016 ^	1,300	1,407
Seneca Gaming Corp.
8.25%, 12/01/2018—144A	2,000	1,955
Sheraton Holding Corp.
7.38%, 11/15/2015	1,400	1,596
Starwood Hotels & Resorts Worldwide, Inc.
7.15%, 12/01/2019 ^	2,500	2,881
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	3,072	3,471
Household Durables—4.3%
Beazer Homes USA, Inc.
9.13%, 06/15/2018	2,640	2,105
12.00%, 10/15/2017 ^	5,725	6,212
Jarden Corp.
7.50%, 05/01/2017 ^	400	429
7.50%, 01/15/2020	1,710	1,830
K. Hovnanian Enterprises, Inc.
8.63%, 01/15/2017	2,725	1,308
10.63%, 10/15/2016 ^	3,400	2,967
KB Home
9.10%, 09/15/2017 ^	8,050	8,250
Meritage Homes Corp.
6.25%, 03/15/2015	1,180	1,180
7.15%, 04/15/2020 ^	4,760	4,820
Standard Pacific Corp.
8.38%, 05/15/2018—01/15/2021	3,400	3,444
Independent Power Producers & Energy Traders—2.4%
Calpine Corp.
7.25%, 10/15/2017—144A	3,875	4,048
7.88%, 07/31/2020—144A ^	1,725	1,859
7.88%, 01/15/2023—144A	300	322
Edison Mission Energy
7.20%, 05/15/2019	3,650	2,062
NRG Energy, Inc.
7.63%, 01/15/2018	3,750	3,675
7.63%, 05/15/2019—144A ^	1,950	1,862
7.88%, 05/15/2021—144A ^	2,250	2,138
8.25%, 09/01/2020 ^	1,900	1,872
Industrial Conglomerates—0.9%
Cricket Communications, Inc.
7.75%, 10/15/2020 ^	4,220	4,019
HCA, Inc.
7.88%, 02/15/2020	2,750	3,008
Insurance—0.9%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	2,000	1,280
Liberty Mutual Group, Inc.
10.75%, 06/15/2058—144A *	4,400	5,610
IT Services—1.0%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	2,425	2,558
7.63%, 11/15/2020 ^	4,375	4,649
Leisure Equipment & Products—0.1%
Icon Health & Fitness
11.88%, 10/15/2016—144A	600	473

	Principal (000’s)	Value (000’s)
Machinery—0.3%
Navistar International Corp.
8.25%, 11/01/2021 ^	$2,309	$2,494
Media—5.9%
Cablevision Systems Corp.
8.00%, 04/15/2020 ^	2,050	2,245
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021^	3,800	3,952
7.25%, 10/30/2017 ^	1,750	1,886
7.38%, 06/01/2020	3,500	3,780
7.88%, 04/30/2018 ^	450	488
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63%, 11/15/2017—144A	3,650	3,887
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017	475	521
Clear Channel Worldwide Holdings, Inc. -Series B
9.25%, 12/15/2017	5,075	5,596
CSC Holdings LLC
6.75%, 11/15/2021—144A	2,900	3,118
DISH DBS Corp.
7.13%, 02/01/2016	1,000	1,098
7.75%, 05/31/2015	430	479
7.88%, 09/01/2019	1,700	1,959
Lamar Media Corp.
5.88%, 02/01/2022—144A	240	240
Univision Communications, Inc.
6.88%, 05/15/2019—144A	1,600	1,592
7.88%, 11/01/2020—144A	3,675	3,822
8.50%, 05/15/2021—144A	3,985	3,865
WMG Acquisition Corp.
9.50%, 06/15/2016	2,590	2,817
11.50%, 10/01/2018—144A ^	3,120	3,182
Metals & Mining—1.0%
FMG Resources August 2006 Pty, Ltd.
8.25%, 11/01/2019—144A ^	2,990	3,207
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018	585	547
U.S. Steel Corp.
6.65%, 06/01/2037	4,605	3,730
Multiline Retail—1.3%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	4,165	2,634
JC Penney Corp., Inc.
7.13%, 11/15/2023 ^	3,375	3,493
7.40%, 04/01/2037 ^	3,750	3,638
Multi-Utilities—0.5%
Puget Energy, Inc.
6.00%, 09/01/2021	3,450	3,614
Oil, Gas & Consumable Fuels—9.4%
Arch Coal, Inc.
7.00%, 06/15/2019—144A	670	672
7.25%, 06/15/2021—144A ^	1,115	1,121
8.75%, 08/01/2016 ^	1,400	1,526
Chesapeake Energy Corp.
6.13%, 02/15/2021 ^	1,400	1,379
6.63%, 08/15/2020 ^	2,550	2,563
7.63%, 07/15/2013	100	105
9.50%, 02/15/2015	2,400	2,700

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Midstream Partners, LP / CHKM
Finance Corp.
6.13%, 07/15/2022—144A ^	$1,250	$1,272
Chesapeake Oilfield Operating LLC
6.63%, 11/15/2019—144A	1,135	1,141
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019—144A	3,000	2,940
Consol Energy, Inc.
6.38%, 03/01/2021—144A	540	533
8.00%, 04/01/2017	750	810
8.25%, 04/01/2020	2,000	2,168
Continental Resources, Inc.
7.13%, 04/01/2021	1,600	1,768
8.25%, 10/01/2019	2,460	2,743
El Paso Corp.
7.25%, 06/01/2018	5,475	6,101
Energy Transfer Equity, LP
7.50%, 10/15/2020	6,000	6,630
GMX Resources, Inc.
11.00%, 12/01/2017—144A Ω	3,849	2,983
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	3,560	3,694
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/2019—144A^	1,500	1,515
7.75%, 02/01/2021	2,740	2,952
8.63%, 04/15/2020	2,340	2,597
Newfield Exploration Co.
6.63%, 04/15/2016	610	627
6.88%, 02/01/2020 ^	1,475	1,578
7.13%, 05/15/2018	295	311
Pioneer Natural Resources Co.
6.65%, 03/15/2017 ^	5,750	6,531
Plains Exploration & Production Co.
6.75%, 02/01/2022	1,090	1,185
SM Energy Co.
6.50%, 11/15/2021—144A	2,870	3,006
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	6,603	7,131
Paper & Forest Products—0.7%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015—144A Ω	1,066	789
Westvaco Corp.
8.20%, 01/15/2030	3,800	4,300
Pharmaceuticals—1.2%
Mylan, Inc.
6.00%, 11/15/2018—144A	500	516
7.63%, 07/15/2017—144A	1,000	1,099
7.88%, 07/15/2020—144A	1,475	1,637
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017—144A	600	613
6.75%, 08/15/2021—144A ^	1,600	1,608
6.88%, 12/01/2018—144A	2,530	2,590
7.00%, 10/01/2020—144A	900	915
Real Estate Investment Trusts—1.9%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 ^	2,900	3,081
6.00%, 10/01/2021—144A ^	3,500	3,745
9.00%, 05/15/2017 ^	450	500
Weyerhaeuser Co.
7.38%, 03/15/2032	6,500	7,086

	Principal (000’s)	Value (000’s)
Real Estate Management & Development—0.1%
Realogy Corp.
7.63%, 01/15/2020—144A	$115	$115
9.00%, 01/15/2020—144A	400	390
Road & Rail—1.3%
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
8.25%, 01/15/2019	1,035	1,089
9.75%, 03/15/2020	3,505	3,821
Hertz Corp.
6.75%, 04/15/2019	2,000	2,065
7.50%, 10/15/2018	2,700	2,889
Semiconductors & Semiconductor Equipment—1.0%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018—144A	3,000	3,278
NXP BV
9.75%, 08/01/2018—144A	3,925	4,386
Software—1.5%
First Data Corp.
8.75%, 01/15/2022—144A	1,340	1,219
12.63%, 01/15/2021 ^	8,836	8,549
Sophia, LP / Sophia Finance, Inc.
9.75%, 01/15/2019—144A	1,045	1,087
Specialty Retail—0.8%
Academy, Ltd.
9.25%, 08/01/2019—144A ^	1,040	1,034
Brookstone Co., Inc.
13.00%, 10/15/2014—144A	935	748
Claire’s Stores, Inc.
8.88%, 03/15/2019 ^	3,390	2,780
9.63%, 06/01/2015 Ω	1,968	1,515
Textiles, Apparel & Luxury Goods—1.1%
Jones Group, Inc.
6.13%, 11/15/2034	6,720	4,636
Levi Strauss & Co.
8.88%, 04/01/2016	2,700	2,805
PVH Corp.
7.38%, 05/15/2020	1,000	1,105
Wireless Telecommunication Services—1.9%
Cricket Communications, Inc.
7.75%, 05/15/2016	2,190	2,321
Nextel Communications, Inc.—Series D
7.38%, 08/01/2015	1,645	1,592
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	7,170	6,668
9.00%, 11/15/2018—144A	620	668
9.25%, 04/15/2022	2,750	2,640

Total Corporate Debt Securities (cost $651,887)		655,917

	Shares	Value (000’s)
PREFERRED STOCKS—1.6%
Consumer Finance—1.0%
Ally Financial, Inc., 7.00%—144A	3,053	2,458
Ally Financial, Inc., 8.50% * ^	246,000	5,144
Diversified Financial Services—0.6%
GMAC Capital Trust I, 8.13% *	199,000	4,416

Total Preferred Stocks (cost $11,967)		12,018

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—0.6%
Automobiles – 0.0%¥
General Motors Co. ‡^	11,558	$278
Commercial Banks—0.4%
CIT Group, Inc. ‡	68,248	2,602
IT Services—0.2%
Unisys Corp. ‡^	61,972	1,300

Total Common Stocks (cost $3,482)		4,180

WARRANTS—0.0%¥
Automobiles—0.0%¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	203	3
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	203	2

Total Warrants (cost $♦ )		5

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—15.4%
State Street Navigator Securities Lending Trust – Prime Portfolio, 0.32%	115,022,851	$115,023
Total Securities Lending Collateral (cost $115,023)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.7%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $42,432 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $43,282.	$42,432	42,432
Total Repurchase Agreement (cost $42,432)

Total Investment Securities (cost $845,766) P		852,972
Other Assets and Liabilities—Net		(104,437)

Net Assets		$748,535

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 01/31/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
^	All or a portion of this security is on loan. The value of all securities on loan is $112,666.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $1,379, or 0.18%, of the fund’s net assets.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
In default.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $845,766. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,293 and $25,087, respectively. Net unrealized appreciation for tax purposes is $7,206.
♦	Amount rounds to less than 1.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid Securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $168,041, or 22.45%, of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 01/31/2012
Asset-Backed Securities	$—	$2,612		$—	$2,612
Common Stocks	4,180	—		—	4,180
Corporate Debt Securities	—	655,917		♦	655,917
Preferred Corporate Debt Securities	—	20,785		—	20,785
Preferred Stocks	12,018	—		—	12,018
Repurchase Agreement	—	42,432		—	42,432
Securities Lending Collateral	115,023	—		—	115,023
Warrants	5	—		—	5

Total	$131,226	$721,746	$	♦	$852,972

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (continued) (all amounts in thousands): '

Level 3 Rollforward—Investment

Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) f	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 f
Corporate Debt Securities	$	♦	$—	$—	$—	$—	$—	$—	$—	$	♦	$—

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
♦	Amount round to less than 1.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER —41.0%
Capital Markets—6.0%
Credit Suisse
0.89%, 02/16/2012	$5,000	$4,999
State Street Corp.
0.21%, 02/14/2012	4,000	4,000
0.40%, 03/12/2012	3,000	2,999
Commercial Banks—20.9%
Australia & New Zealand Banking Group, Ltd.
1.05%, 06/29/2012	5,000	4,989
Commonwealth Bank of Australia
0.48%, 03/06/2012—144A	4,500	4,499
DNB Bank ASA
0.80%, 02/13/2012—144A	5,000	5,000
Mizuho Funding LLC
0.86%, 04/24/2012	4,800	4,795
Skandinaviska Enskilda Banken AB
0.63%, 02/08/2012	2,000	2,000
Standard Chartered Bank
1.01%, 04/18/2012	2,000	1,998
1.03%, 04/10/2012	3,000	2,997
Sumitomo Mitsui Banking Corp.
0.81%, 04/25/2012	4,500	4,496
Swedbank AB
0.72%, 02/02/2012	4,000	4,000
0.79%, 02/17/2012	3,000	2,999
1.23%, 04/20/2012	1,500	1,498
Westpac Banking Corp.
0.50%, 03/27/2012	2,000	1,999
Consumer Finance—7.1%
PACCAR Financial Corp.
0.13%, 02/06/2012	6,000	6,000
Toyota Motor Credit Corp.
0.30%, 05/21/2012	2,000	1,998
0.34%, 03/02/2012	2,000	2,000
0.44%, 05/18/2012	4,000	3,997
Diversified Financial Services—5.5%
Nordea North America, Inc.
0.89%, 04/05/2012	3,000	2,998
0.96%, 03/01/2012	4,000	3,998
Rabobank USA Financial Corp.
0.70%, 03/02/2012	4,000	3,999
Metals & Mining—1.5%
BHP Billiton Finance USA, Ltd.
0.19%, 02/09/2012	3,000	3,000

Total Commercial Paper (cost $81,258)		81,258

ASSET-BACKED COMMERCIAL PAPER —25.3%
Diversified Financial Services—25.3%
Alpine Securitization Corp.
0.22%, 02/22/2012	2,200	2,200
Cancara Asset Securitisation LLC
0.30%, 02/06/2012	4,400	4,400
Jupiter Securitization Co. LLC
0.18%, 02/14/2012	2,000	2,000
0.22%, 03/01/2012	2,000	2,000
Mont Blanc Capital Corp.
0.36%, 02/08/2012	2,000	2,000
Regency Markets No. 1 LLC
0.22%, 02/27/2012	2,100	2,100
Salisbury Receivables Co., LLC
0.36%, 03/14/2012	2,900	2,899

	Principal	Value
	(000’s)	(000’s)
Diversified Financial Services (continued)
Sheffield Receivables Corp.
0.46%, 04/24/2012	$4,000	$3,996
Solitaire Funding LLC
0.37%, 03/05/2012	2,900	2,899
Straight-A Funding LLC
0.13%, 02/21/2012—03/13/2012—144A	8,410	8,409
0.14%, 02/03/2012—03/06/2012—144A	11,800	11,797
Victory Receivables Corp.
0.16%, 02/22/2012—144A	2,500	2,500
0.30%, 02/24/2012—144A	3,000	3,000

Total Asset-Backed Commercial Paper (cost $50,200)		50,200

CERTIFICATES OF DEPOSIT —13.8%
Commercial Banks—13.8%
Bank of Nova Scotia
0.40%, 03/28/2012	4,000	4,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.38%, 02/01/2012	4,000	4,000
Skandinaviska Enskilda Banken AB
0.01%, 02/07/2012	2,900	2,900
0.49%, 02/03/2012	3,000	3,000
Svenska Handelsbanken AB
0.30%, 04/18/2012	4,000	4,000
0.48%, 03/12/2012	3,500	3,500
Toronto-Dominion Bank
0.17%, 05/01/2012	6,000	6,000

Total Certificates of Deposit (cost $27,400)		27,400

CORPORATE DEBT SECURITIES—4.8%
Diversified Financial Services—4.8%
Bear Stearns Cos., LLC
5.35%, 02/01/2012	5,600	5,600
General Electric Capital Corp.
5.88%, 02/15/2012	4,000	4,008

Total Corporate Debt Securities (cost $9,608)		9,608

REPURCHASE AGREEMENTS—15.1%
Goldman Sachs
0.21%, dated 01/31/2012, to be repurchased at $10,000 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 1.00%—1.75%, due 12/14/2012 - 08/27/2014, with a total value of $10,165.	10,000	10,000
JPMorgan Securities, Inc.
0.21%, dated 01/31/2012, to be repurchased at $19,000 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 10/01/2041, with a value of $19,268.	19,000	19,000
State Street Bank & Trust Co.
0.03%, dated 01/31/2012, to be repurchased at $1,046 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $1,067.	1,046	1,046

Total Repurchase Agreements (cost $30,046)		30,046

Total Investment Securities(cost $198,512)P		$198,512
Other Assets and Liabilities—Net		(45)

Net Assets		$198,467

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $198,512.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated to $35,205, or 17.74%, of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Commercial Paper	$—	$50,200	$—	$50,200
Certificates of Deposit	—	27,400	—	27,400
Commercial Paper	—	81,258	—	81,258
Corporate Debt Securities	—	9,608	—	9,608
Repurchase Agreements	—	30,046	—	30,046

Total	$—	$198,512	$—	$198,512

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS—0.1%
Fannie Mae 5.00%, 06/25/2034	$488	$488
Freddie Mac 2.52%, 08/01/2037 *	910	967

Total U.S. Government Agency Obligations (cost $1,407)		1,455

FOREIGN GOVERNMENT OBLIGATION—0.5%
Export-Import Bank of Korea
4.00%, 01/11/2017 ^	13,900	14,174
Total Foreign Government Obligation (cost $13,902)

MORTGAGE-BACKED SECURITIES—23.8%
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048—144A *	13,311	13,589
Series 2009-1, Class A6
5.75%, 09/25/2048—144A *	20,611	21,245
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037—144A	22,047	23,425
Series 2007-1A, Class B
5.54%, 04/15/2037—144A	4,750	5,031
Series 2007-1A, Class C
5.62%, 04/15/2037—144A	14,550	15,376
Series 2007-1A, Class D
5.96%, 04/15/2037—144A	8,545	9,083
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036—144A	6,389	6,542
Series 2010-R6, Class 4A1
2.77%, 07/26/2035—144A *	5,017	4,887
Series 2011-R1, Class A1
4.00%, 08/26/2036—144A *	2,720	2,698
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	8,540	8,729
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036—144A *	2,146	2,189
Series 2009-RR3, Class 2A1
5.25%, 05/26/2037—144A *	5,260	5,307
Series 2009-RR6, Class 2A1
5.18%, 08/26/2035—144A *	9,415	8,490
Series 2009-RR10, Class 2A1
2.82%, 08/26/2035—144A *	3,643	3,473
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037—144A *	6,932	6,955
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037—144A *	2,815	2,801
Series 2009-RR13, Class 2A3
5.56%, 02/26/2036—144A *	5,300	5,406
Series 2009-RR13, Class 3A3
5.53%, 05/26/2036—144A *	13,070	13,345
Series 2009-RR13, Class 7A1
5.25%, 10/26/2036—144A *	530	527
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037—144A *	14,237	14,610
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036—144A *	8,427	8,705
5.50%, 12/26/2036—144A *	4,751	4,809
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036—144A *	2,992	3,076

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022—144A *	$11,178	$11,322
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035—144A *	3,146	3,080
Series 2011-RR1, Class 5A1
3.00%, 09/28/2036—144A *	5,921	5,871
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	9,340	9,821
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015—144A	4,900	5,405
Citigroup Mortgage Loan Trust, Inc.
Series 2009-10, Class 6A1
5.47%, 09/25/2034—144A *	5,822	5,993
Series 2010-8, Class 5A6
4.00%, 11/25/2036—144A	21,729	22,275
Series 2010-8, Class 6A6
4.50%, 12/25/2036—144A	18,638	19,193
Series 2010-8, Class 6A62
3.50%, 12/25/2036—144A	9,977	10,149
Countrywide Home Loan Mortgage Pass-
Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	9,105	9,259
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class AAB
5.34%, 02/15/2040	13,849	14,559
Series 2007-C4, Class AAB
5.99%, 09/15/2039 *	11,850	12,940
Series 2009-12R, Class 36A1
5.24%, 06/27/2036—144A *	7,136	7,115
Series 2009-16R, Class 11A1
7.00%, 08/26/2036—144A	4,724	4,823
Series 2010-1R, Class 28A1
5.00%, 02/27/2047—144A	18,657	18,359
Series 2010-1R, Class 40A1
5.00%, 04/27/2036—144A	2,902	2,950
Series 2010-12R, Class 10A1
4.50%, 11/26/2036—144A *	6,386	6,434
Series 2010-15R, Class 2A1
3.50%, 05/26/2036—144A *	11,050	10,925
Series 2010-15R, Class 4A1
3.50%, 04/26/2035—144A *	15,031	14,782
Series 2010-15R, Class 6A1
3.50%, 10/26/2046—144A *	7,111	7,109
Series 2010-18R, Class 1A11
3.75%, 08/26/2035—144A *	10,799	10,612
Series 2010-18R, Class 3A1
4.00%, 03/26/2037—144A	11,509	11,693
GS Mortgage Securities Corp. II
Series 2007-EOP, Class B
1.73%, 03/06/2020—144A *	10,600	10,430
Series 2007-EOP, Class E
2.48%, 03/06/2020—144A *	20,000	19,481
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.98%, 12/26/2037—144A *	4,363	4,342
Series 2009-R2, Class 3A
2.82%, 01/26/2047—144A *	3,016	2,950

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 10A3
6.00%, 12/26/2036—144A	$1,881	$1,955
Series 2009-R7, Class 11A1
2.60%, 03/26/2037—144A *	3,943	3,722
Series 2009-R7, Class 12A1
5.15%, 08/26/2036—144A *	2,223	2,187
Series 2009-R7, Class 1A1
5.18%, 02/26/2036—144A *	2,063	1,968
Series 2009-R7, Class 4A1
2.74%, 09/26/2034—144A *	3,117	2,870
Series 2009-R9, Class 1A1
2.54%, 08/26/2046—144A *	10,761	10,520
Series 2010-R2, Class 1A1
6.00%, 05/26/2036—144A	10,288	10,605
Series 2010-R3, Class 1A1
2.90%, 03/21/2036—144A *	7,879	7,802
Series 2010-R6, Class 1A1
4.00%, 09/26/2037—144A	7,768	7,795
Series 2010-R8, Class 2A1
5.00%, 10/26/2036—144A	5,571	5,717
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-C1, Class ASB
5.86%, 02/15/2051	6,915	7,481
Series 2007-CB19, Class ASB
5.91%, 02/12/2049 *	10,315	11,087
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 *	17,839	19,153
JPMorgan Re-REMIC
Series 2009-5, Class 6A1
5.79%, 04/26/2037—144A *	241	239
Series 2009-7, Class 8A1
5.48%, 01/27/2047—144A *	3,779	3,880
Series 2009-11, Class 1A1
3.14%, 02/26/2037—144A *	8,348	7,977
Series 2010-4, Class 7A1
4.27%, 08/26/2035—144A *	11,682	11,380
Series 2010-5, Class 2A2
4.50%, 07/26/2035—144A *	11,723	11,702
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 *	12,585	12,245
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043—144A	12,500	12,705
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A
5.50%, 08/26/2047—144A	13,423	13,847
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060—144A	14,868	14,865
RBSCF Trust
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039—144A *	13,000	14,310
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037—144A	11,332	11,772

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	$1,671	$1,665
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
5.11%, 09/27/2035—144A *	9,013	8,832
Series 2010-RR4, Class 1A1 5.27%, 12/27/2046—144A *	9,467	9,519

Total Mortgage-Backed Securities (cost $677,640)		679,970

ASSET-BACKED SECURITIES—9.0%
AH Mortgage Advance Trust
Series SART-1, Class A2
3.37%, 05/10/2043—144A	28,890	28,891
Series SART-2, Class A1
3.27%, 09/15/2043—144A	20,000	19,928
America West Airlines Pass-Through Trust
Series 1999-1, Class 991G
7.93%, 01/02/2019	3,598	3,571
Series 2000-1, Class G
8.06%, 07/02/2020	12,568	12,694
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015 ^	17,737	17,737
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class 1A
6.20%, 07/02/2018 ^	12,747	13,703
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037—144A	28,145	28,216
DT Auto Owner Trust
Series 2009-1, Class C
10.75%, 10/15/2015—144A	3,902	4,043
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014—144A	25,395	27,871
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G1
1.23%, 05/20/2014 *^	880	801
Sierra Receivables Funding Co., LLC
Series 2007-1A, Class A2
0.43%, 03/20/2019—144A *	2,502	2,395
Series 2011-2A, Class A
3.26%, 05/20/2028—144A	8,352	8,271
Series 2011-3A, Class A
3.37%, 07/20/2028—144A	9,795	9,794
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026—144A	18,837	18,731
Tax Liens Securitization Trust
Series 2010-1A, Class 2A2
2.00%, 04/15/2018—144A	10,182	10,054
Trafigura Securitisation Finance PLC
Series 2007-1, Class A
0.54%, 12/15/2012 *	22,800	22,515
Series 2007-1, Class B
1.64%, 12/15/2012 *	3,900	3,822

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
UAL Pass-Through Trust
Series 2009-1 10.40%, 11/01/2016	$21,385	$24,111

Total Asset-Backed Securities (cost $255,628)		257,148

MUNICIPAL GOVERNMENT OBLIGATIONS—1.2%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	16,950	17,350
State of California
5.25%, 04/01/2014	14,630	15,723

Total Municipal Government Obligations (cost $32,101)		33,073

CORPORATE DEBT SECURITIES—61.8%
Automobiles—0.5%
Daimler Finance North America LLC
1.88%, 09/15/2014—144A	14,800	14,743
Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL21,570	12,932
SABMiller Holdings, Inc.
1.85%, 01/15/2015—144A ^	$10,000	10,029
Capital Markets—2.4%
Goldman Sachs Group, Inc.
5.15%, 01/15/2014 ^	10,000	10,511
Macquarie Group, Ltd.
7.30%, 08/01/2014—144A	25,590	26,882
Morgan Stanley
1.05%, 10/15/2015 *^	19,060	16,948
4.00%, 07/24/2015 ^	14,850	14,803
Chemicals—1.4%
Dow Chemical Co.
6.85%, 08/15/2013 ^	5,400	5,839
Methanex Corp.
8.75%, 08/15/2012	22,716	23,310
Nova Chemicals Corp.
3.78%, 11/15/2013 *	11,214	11,186
Commercial Banks—8.3%
Banco Santander Chile
2.88%, 11/13/2012—144A	26,595	26,687
BBVA US Senior SAU
3.25%, 05/16/2014 ^	24,738	24,539
CIT Group, Inc.
5.25%, 04/01/2014—144A ^	13,500	13,736
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.38%, 01/19/2017 ^	14,220	14,635
First Tennessee Bank NA
4.63%, 05/15/2013	27,555	27,934
ICICI Bank, Ltd.
6.63%, 10/03/2012—144A	24,850	25,469
Regions Financial Corp.
0.74%, 06/26/2012 * ^	7,750	7,638
4.88%, 04/26/2013 ^	6,456	6,472
7.75%, 11/10/2014 ^	13,000	13,585
Royal Bank of Scotland PLC
2.92%, 08/23/2013 *	26,415	26,006
3.25%, 01/11/2014 ^	5,000	4,956
Wachovia Corp.
0.89%, 10/28/2015 *	22,400	20,642

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Webster Bank NA
5.88%, 01/15/2013	$7,338	$7,519
Zions Bancorporation
7.75%, 09/23/2014	13,850	14,898
Commercial Services & Supplies—0.5%
Exelis, Inc.
4.25%, 10/01/2016—144A	15,000	15,214
Construction Materials—0.2%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,792
Vulcan Materials Co.
6.30%, 06/15/2013	2	2
Consumer Finance—1.0%
Block Financial LLC
7.88%, 01/15/2013 ^	26,495	27,760
Containers & Packaging—1.0%
Rexam PLC
6.75%, 06/01/2013—144A	26,424	27,892
Diversified Financial Services—12.9%
Bank of America Corp.
4.75%, 08/15/2013 ^	4,400	4,503
Citigroup, Inc.
5.63%, 08/27/2012 ^	20,589	20,982
6.00%, 12/13/2013 ^	6,000	6,377
FIA Card Services NA
7.13%, 11/15/2012	22,691	23,159
FMR LLC
4.75%, 03/01/2013—144A	17,560	17,981
FUEL Trust
4.21%, 04/15/2016—144A	19,700	20,230
General Electric Capital Corp.
2.15%, 01/09/2015 ^	19,850	20,289
Glencore Funding LLC
6.00%, 04/15/2014—144A	27,055	28,316
Harley-Davidson Funding Corp.
5.75%, 12/15/2014—144A	24,000	26,166
International Lease Finance Corp.
6.50%, 09/01/2014—144A	28,320	29,841
5.38%, 02/27/2013	13,285	13,838
Irish Life & Permanent PLC
3.60%, 01/14/2013—144A	17,085	16,021
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	13,930	13,268
QHP Royalty Sub LLC
10.25%, 03/15/2015—144A	5,766	5,817
Selkirk Cogen Funding Corp. -Series A
8.98%, 06/26/2012	7,521	7,601
Stone Street Trust
5.90%, 12/15/2015—144A	29,415	28,976
TNK-BP Finance SA
7.50%, 03/13/2013—144A ^	25,795	27,117
WCP Wireless Site Funding LLC
4.14%, 11/15/2015—144A	27,988	29,317
WEA Finance LLC
5.75%, 09/02/2015—144A	13,000	14,313
7.50%, 06/02/2014—144A	6,722	7,443
Wilmington Trust Corp.
4.88%, 04/15/2013 ^	4,050	4,119

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services—3.8%
GTP Towers Issuer LLC
4.44%, 02/15/2015—144A	$25,255	$25,269
Qwest Communications International, Inc. 8.00%, 10/01/2015	24,950	26,759
Telecom Italia Capital SA 6.18%, 06/18/2014 ^	26,189	26,320
Telefonica Emisiones SAU 0.86%, 02/04/2013 * ^	24,565	23,979
2.58%, 04/26/2013 ^	5,000	4,947
Food & Staples Retailing—0.5%
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	14,730	15,006
Gas Utilities—0.2%
EQT Corp.
5.15%, 11/15/2012	6,460	6,609
Hotels, Restaurants & Leisure—0.8%
Marriott International, Inc. -Series J 5.63%, 02/15/2013	10,725	11,161
MGM Resorts International 5.88%, 02/27/2014	12,460	12,398
Household Durables—0.8%
Maytag Corp.
6.45%, 08/15/2014	21,506	23,195
Industrial Conglomerates—0.8%
Hutchison Whampoa International 03/13, Ltd.
6.50%, 02/13/2013—144A	13,810	14,407
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017—144A ^	9,600	9,770
Insurance—1.5%
21st Century Insurance Group
5.90%, 12/15/2013 ^	1,985	2,084
Fidelity National Financial, Inc.
5.25%, 03/15/2013	13,289	13,563
Liberty Mutual Group, Inc.
5.75%, 03/15/2014—144A	19,200	20,026
SAFECO Corp.
7.25%, 09/01/2012	8,192	8,422
IT Services—0.5%
Computer Sciences Corp.
5.50%, 03/15/2013 ^	14,000	14,350
Metals & Mining—2.6%
Anglo American Capital PLC
9.38%, 04/08/2014—144A	24,156	27,592
ArcelorMittal
5.38%, 06/01/2013 ^	24,010	24,835
5.38%, 06/01/2013—144A	2,068	2,139
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014—144A	19,960	20,350
Black Hills Corp.
6.50%, 05/15/2013 ^	9,290	9,790
9.00%, 05/15/2014	12,521	14,145
Oil, Gas & Consumable Fuels—6.0%
DCP Midstream Operating, LP
3.25%, 10/01/2015	2,695	2,724
Empresa Nacional del Petroleo
6.75%, 11/15/2012—144A	12,938	13,442
Energy Transfer Partners, LP
6.00%, 07/01/2013 ^	21,736	23,093

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co.
8.38%, 07/02/2013—144A	$13,000	$13,880
Lukoil International Finance BV
6.38%, 11/05/2014—144A	26,270	27,977
Nustar Logistics, LP
6.05%, 03/15/2013 ^	2,787	2,914
6.88%, 07/15/2012	9,785	9,970
Petrohawk Energy Corp.
7.25%, 08/15/2018	12,285	14,005
10.50%, 08/01/2014 ^	12,000	13,335
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012—144A ^	11,000	11,165
5.83%, 09/30/2016—144A	10,605	11,454
Tengizchevroil Finance Co., SARL
6.12%, 11/15/2014—144A	11,738	12,090
Transocean, Inc.
5.05%, 12/15/2016 ^	13,975	14,974
Paper & Forest Products—1.1%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013 ^	9,400	9,804
Georgia-Pacific LLC
8.25%, 05/01/2016—144A	20,015	22,185
Pharmaceuticals—0.9%
Aristotle Holding, Inc.
2.75%, 11/21/2014—144A	24,925	25,452
Real Estate Investment Trusts—6.6%
BRE Properties, Inc.
4.70%, 03/17/2014	7,000	7,212
Dexus Property Group
7.13%, 10/15/2014—144A	25,325	27,724
Digital Realty Trust, LP
4.50%, 07/15/2015 ^	14,200	14,705
Duke Realty, LP
6.25%, 05/15/2013	1	1
ERP Operating, LP
5.20%, 04/01/2013 ^	11,080	11,489
Healthcare Realty Trust, Inc.
5.13%, 04/01/2014	13,456	13,972
Hospitality Properties Trust
7.88%, 08/15/2014 ^	10,000	10,917
Kilroy Realty, LP
5.00%, 11/03/2015 ^	14,130	14,768
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850	16,206
6.25%, 06/15/2014	9,958	10,675
PPF Funding, Inc.
5.35%, 04/15/2012—144A	24,310	24,387
Senior Housing Properties Trust
4.30%, 01/15/2016	10,775	10,771
Shurgard Storage Centers LLC
5.88%, 03/15/2013	2,910	3,025
UDR, Inc.
5.13%, 01/15/2014	4,900	5,118
5.50%, 04/01/2014	5,500	5,801
United Dominion Realty Trust
6.05%, 06/01/2013	6,080	6,350
Westfield Capital Corp., Ltd.
5.13%, 11/15/2014—144A	5,170	5,494

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Real Estate Management & Development— 2.0%
Post Apartment Homes, LP
5.45%, 06/01/2012	$9,399	$9,500
6.30%, 06/01/2013	17,965	18,737
Retail Property Trust
7.18%, 09/01/2013—144A	16,445	17,394
Weyerhaeuser Real Estate Co.
6.12%, 09/17/2012—144A	7,000	7,138
World Financial Properties Tower D Finance Corp.
6.95%, 09/01/2013—144A	2,857	2,938
Tobacco—0.3%
Lorillard Tobacco Co.
3.50%, 08/04/2016 ^	7,380	7,562
Trading Companies & Distributors—0.9%
Noble Group, Ltd.
8.50%, 05/30/2013—144A	24,175	25,082
Wireless Telecommunication Services—2.7%
Crown Castle Towers LLC
3.21%, 08/15/2015—144A	12,000	12,150
4.52%, 01/15/2015—144A	15,870	16,592
Nextel Communications, Inc. -Series D
7.38%, 08/01/2015 ^	10,000	9,675
Richland Towers Funding LLC / Management Funding / RTM Boston / Seattle Funding
4.61%, 03/15/2016—144A	12,128	12,808
SBA Tower Trust
4.25%, 04/15/2015—144A	25,325	26,205

Total Corporate Debt Securities (cost $1,748,079)		1,763,209

LOAN ASSIGNMENTS—1.9%
Diversified Consumer Services—0.5%
Visant Holding Corp., Tranche B *
5.25%, 12/22/2016 §	13,208	12,517
Food Products—0.5%
Michael Foods, Inc. 4.25%, 02/23/2018 §*	12,572	12,557
Health Care Providers & Services—0.1%
HCA, Inc. Extended, Tranche B2 0.00%, 11/18/2013 *	2,000	1,953
Hotels, Restaurants & Leisure—0.4%
Scientific Games International, Inc., Tranche B 0.00%, 06/30/2015 *	12,000	11,750
IT Services—0.1%
SunGard Data Systems, Inc. 0.00%, 02/28/2014 *	4,071	4,049
Personal Products—0.3%
Revlon Consumer Products, Tranche B 0.00%, 11/17/2017 *	10,000	9,953
Total Loan Assignments (cost $53,190)

		52,779

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—4.9%
State Street Navigator Securities Lending Trust -
Prime Portfolio, 0.32%▲	138,282,878	138,283
Total Securities Lending Collateral (cost $138,283)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.0%
State Street Bank & Trust Co.
0.03%▲ , dated 1/31/2012, to be repurchased at $27,343 on 02/01/2012.
Collateralized by U.S. Government Agency Obligations, 3.00%-3.50%, due 11/25/2040 - 05/25/2041, and with a total value of $27,890.	$27,343	$27,343
Total Repurchase Agreement (cost $27,343)

Total Investment Securities (cost $2,947,573) P		2,967,434
Other Assets and Liabilities—Net		(119,956)

Net Assets		$2,847,478

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AEGON Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 01/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $135,478.
§	Illiquid. These securities aggregated to $42,424, or 1.49%, of the fund’s net assets.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $22,515, or 0.79%, of the fund’s net assets.
▲	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $2,947,573. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,232 and $17,371, respectively. Net unrealized appreciation for tax purposes is $19,861.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $1,578,525, or 55.44%, of the fund’s net assets.
BRL	Brazilian Real
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Securities	$—	$257,148	$—	$257,148
Corporate Debt Securities	—	1,763,209	—	1,763,209
Foreign Government Obligation	—	14,174	—	14,174
Loan Assignments	—	52,779	—	52,779
Mortgage-Backed Securities	—	679,970	—	679,970
Municipal Government Obligations	—	33,073	—	33,073
Repurchase Agreement	—	27,343	—	27,343
Securities Lending Collateral	138,283	2	—	138,283
U.S. Government Agency Obligations	—	1,455	—	1,455

Total	$138,283	$2,829,151	$—	$2,967,434

' See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—79.8%
Capital Markets — 71.8%
Dreyfus Treasury Cash Management	65,836,204	$65,836
UBS Select Treasury Preferred	82,295	82,296
Money Market—8.0%
BlackRock Liquidity Funds T-Fund Portfolio	16,459	16,459

Total Investment Companies (cost$164,591) P		164,591
Other Assets and Liabilities—Net		41,625

Net Assets		$206,216

OTC SWAP AGREEMENTS:ß

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units (000’s)	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)		Net Unrealized Appreciation (Depreciation) (000’s)
2-Year Euro-Shatz Futures	110.00 -110.39	03/08/2012	MLP	341	$49,257	$37	$	¿	$37
2-Year U.S. Treasury Note Futures	110.22 -110.36	03/01/2012	MLP	832	91,832	93		¿	93
5-Year Euro-BOBL Futures	123.18	03/08/2012	MLP	44	7,230	52		¿	52
5-Year U.S Treasury Note Futures	122.88	03/01/2012	MLP	26	3,225	24		¿	24
Swiss Market Index Futures	5,654.26 -6,135.81	03/16/2012	RBS	¿	2,558	(53)		¿	(53)

						$153	$	¿	$$153

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units (000’s)	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)		Net Unrealized Appreciation (Depreciation) (000’s)
Cocoa March Futures	2,203 -2,560	02/03/2012	BCLY	(¿)	$788	$55	$	¿	$55
Coffee March Futures	220.50 -236.70	02/10/2012	BCLY	(1,125)	2,523	104		¿	104
LME Aluminum March Futures	1,993 - 2,074	03/21/2012	MLP	(¿)	554	(57)		¿	(57)
Soybean March Futures	1,118.25 -1,225.75	02/24/2012	BCLY	(285)	3,215	(202)		¿	(202)
Soybean Oil March Futures	49.62	02/24/2012	BCLY	(3,060)	1,518	(38)		¿	(38)
Wheat March Futures	587.75 - 662.68	02/24/2012	BCLY	(495)	3,115	(182)		¿	(182)

						$(320)	$	¿	$(320)

FUTURES CONTRACTS: g
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	49	03/15/2012	$39
10-Year Government of Canada Bond	Long	69	03/21/2012	165
10-Year Japan Government Bond	Long	19	03/09/2012	88
10-Year U.S. Treasury Note	Long	75	03/21/2012	98
2-Year U.S. Treasury Note	Long	26	03/30/2012	3
30-Year U.S. Treasury Bond	Long	29	03/21/2012	23
3-Month Aluminum	Long	25	02/02/2012	48
3-Month Aluminum	Short	(25)	02/02/2012	(44)
3-Month Aluminum	Short	(7)	02/03/2012	(11)
3-Month Aluminum	Long	7	02/03/2012	9
3-Month Aluminum	Short	(4)	02/29/2012	(19)
3-Month Aluminum	Long	4	02/29/2012	19
3-Month Aluminum	Long	1	03/01/2012	3
3-Month Aluminum	Short	(1)	03/01/2012	(3)
3-Month Aluminum	Short	(23)	03/15/2012	(135)
3-Month Aluminum	Long	23	03/15/2012	136
3-Month Aluminum	Short	(3)	03/22/2012	(17)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FUTURES CONTRACTS (continued): g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month Aluminum	Long	3	03/22/2012	$18
3-Month Aluminum	Short	(6)	04/04/2012	(24)
3-Month Aluminum	Long	6	04/04/2012	25
3-Month Aluminum	Short	(5)	04/05/2012	(22)
3-Month Aluminum	Long	5	04/05/2012	24
3-Month Aluminum	Long	38	04/11/2012	67
3-Month Aluminum	Short	(38)	04/11/2012	(62)
3-Month Aluminum	Short	(6)	04/12/2012	(6)
3-Month Aluminum	Long	6	04/12/2012	7
3-Month Aluminum	Short	(19)	04/18/2012	(10)
3-Month Aluminum	Long	19	04/18/2012	13
3-Month Aluminum	Short	(10)	04/24/2012	(1)
3-Month Aluminum	Long	10	04/24/2012	(3)
3-Month Aluminum	Long	6	04/26/2012	(6)
3-Month Aluminum	Short	(6)	04/26/2012	5
3-Month Aluminum	Short	(10)	04/30/2012	14
3-Month Aluminum	Long	10	04/30/2012	(15)
3-Month Canadian Bankers’ Acceptance	Long	18	09/17/2012	(7)
3-Month EURIBOR	Long	148	06/18/2012	94
3-Month EURIBOR	Long	137	09/17/2012	86
3-Month EURIBOR	Long	130	12/17/2012	93
3-Month EURIBOR	Long	126	03/18/2013	107
3-Month EURIBOR	Long	122	06/17/2013	122
3-Month EURIBOR	Long	118	09/16/2013	137
3-Month EURIBOR	Long	116	12/16/2013	169
3-Month Euroswiss	Long	46	06/18/2012	(13)
3-Month Euroswiss	Long	48	09/17/2012	(11)
3-Month Nickel	Short	(5)	04/04/2012	(65)
3-Month Nickel	Long	5	04/04/2012	60
3-Month Nickel	Long	4	04/11/2012	29
3-Month Nickel	Short	(4)	04/11/2012	(37)
3-Month Nickel	Long	4	04/24/2012	9
3-Month Nickel	Short	(4)	04/24/2012	(12)
3-Month Nickel	Long	4	04/26/2012	(8)
3-Month Nickel	Short	(4)	04/26/2012	13
3-Month Nickel	Long	3	04/30/2012	(10)
3-Month Nickel	Short	(3)	04/30/2012	9
3-Month Sterling	Long	170	06/20/2012	17
3-Month Sterling	Long	198	09/19/2012	34
3-Month Sterling	Long	190	12/19/2012	39
3-Month Sterling	Long	185	03/20/2013	40
3-Month Sterling	Long	177	06/19/2013	38
3-Month Sterling	Long	173	09/18/2013	38
3-Month Sterling	Long	176	12/18/2013	45
3-Month Zinc	Long	7	02/03/2012	23
3-Month Zinc	Short	(7)	02/03/2012	(22)
3-Month Zinc	Long	8	03/01/2012	13
3-Month Zinc	Short	(8)	03/01/2012	(11)
3-Month Zinc	Short	(1)	04/11/2012	(5)
3-Month Zinc	Long	1	04/11/2012	5
3-Month Zinc	Long	8	04/12/2012	32
3-Month Zinc	Short	(8)	04/12/2012	(32)
3-Month Zinc	Short	(19)	04/18/2012	(43)
3-Month Zinc	Long	19	04/18/2012	54
3-Month Zinc	Short	(13)	04/19/2012	(26)
3-Month Zinc	Long	13	04/19/2012	25
3-Month Zinc	Long	15	04/24/2012	9
3-Month Zinc	Short	(15)	04/24/2012	(10)
3-Month Zinc	Short	(7)	04/26/2012	16
3-Month Zinc	Long	7	04/26/2012	(15)
3-Month Zinc	Short	(3)	04/30/2012	3
3-Month Zinc	Long	3	04/30/2012	(3)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FUTURES CONTRACTS (continued): g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
3-Year Australian Treasury Bond	Long	203	03/15/2012	$(93)
5-Year U.S. Treasury Note	Long	194	03/30/2012	229
90-Day Euro	Long	94	06/18/2012	25
90-Day Euro	Long	89	09/17/2012	25
90-Day Euro	Long	123	12/17/2012	38
90-Day Euro	Long	133	03/18/2013	47
90-Day Euro	Long	131	06/17/2013	48
90-Day Euro	Long	133	09/16/2013	53
90-Day Euro	Long	141	12/16/2013	66
AEX Index	Long	6	02/17/2012	(4)
Aluminum Hg	Long	112	03/21/2012	189
Aluminum Hg	Short	(131)	03/21/2012	(496)
Aluminum Hg	Long	5	03/28/2012	29
Aluminum Hg	Short	(5)	03/28/2012	(29)
Aluminum Hg	Short	(5)	03/29/2012	(31)
Aluminum Hg	Long	5	03/29/2012	31
ASX SPI 200 Index	Short	(13)	03/15/2012	(43)
Brent Crude Oil Penultimate Financial	Long	25	02/13/2012	(45)
Cocoa	Short	(123)	03/15/2012	445
Coffee “C”	Short	(46)	03/20/2012	92
Copper	Short	(1)	02/10/2012	(20)
Copper	Long	1	02/10/2012	19
Copper	Long	3	02/15/2012	42
Copper	Short	(3)	02/15/2012	(45)
Copper	Long	2	02/29/2012	42
Copper	Short	(2)	02/29/2012	(45)
Copper	Long	1	03/01/2012	12
Copper	Short	(1)	03/01/2012	(12)
Copper	Long	4	04/04/2012	61
Copper	Short	(4)	04/04/2012	(63)
Copper	Short	(3)	04/05/2012	(54)
Copper	Long	3	04/05/2012	59
Copper	Short	(3)	04/11/2012	(44)
Copper	Long	3	04/11/2012	41
Copper	Short	(1)	04/24/2012	(1)
Copper	Long	1	04/24/2012	(2)
Copper LME	Short	(13)	03/21/2012	(178)
Copper LME	Long	14	03/21/2012	218
Copper LME	Short	(6)	03/28/2012	(111)
Copper LME	Long	6	03/28/2012	116
Copper LME	Long	1	03/29/2012	24
Copper LME	Short	(1)	03/29/2012	(23)
Corn	Short	(94)	03/14/2012	(158)
Cotton No. 2	Short	(85)	03/08/2012	(129)
DAX Index	Long	3	03/16/2012	6
DJIA Mini Index	Long	126	03/16/2012	293
European Gasoil (ICE)	Long	39	02/09/2012	(65)
FTSE 100 Index	Long	34	03/16/2012	31
FTSE JSE Top 40 Index	Long	123	03/15/2012	157
German Euro BOBL	Long	44	03/08/2012	120
German Euro Bund	Long	35	03/08/2012	60
German Euro Buxl	Long	34	03/08/2012	170
German Euro Schatz	Long	216	03/08/2012	82
Gold 100 Oz.	Long	1	04/26/2012	8
Hang Seng China Enterprises Index	Long	11	02/28/2012	(8)
Hang Seng Index	Long	3	02/28/2012	(2)
Henry Hub Natural Gas Swap	Short	(529)	02/27/2012	653
KOSPI 200 Index	Long	17	03/08/2012	33
Lean Hogs	Short	(172)	04/16/2012	(124)
MSCI Taiwan Index	Short	(48)	02/24/2012	(47)
NASDAQ 100 E-Mini Index	Long	91	03/16/2012	196
Nickel	Long	20	03/21/2012	89
Nickel	Short	(29)	03/21/2012	(471)
Nymex Heating Oil Pent	Long	14	02/28/2012	(27)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FUTURES CONTRACTS (continued): g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
RBOB Gasoline Finance	Long	41	02/28/2012	$171
Russell 2000 Mini Index	Long	38	03/16/2012	161
S&P 500 E-Mini Index	Long	78	03/16/2012	201
S&P Midcap 400 E-Mini	Long	42	03/16/2012	206
S&P TSE 60 Index	Long	3	03/15/2012	(2)
SGX CNX Nifty Index	Short	(212)	02/23/2012	(55)
SGX MSCI Singapore Index	Long	20	02/28/2012	8
Silver	Long	8	03/28/2012	19
Soybean	Short	(43)	03/14/2012	(26)
Soybean Meal	Short	(131)	03/14/2012	(325)
Soybean Oil	Short	(168)	03/14/2012	2
Sugar # 11	Short	(128)	02/29/2012	(28)
TOPIX Index	Short	(10)	03/09/2012	(52)
U.K. Long Gilt Bond	Long	35	03/28/2012	133
Wheat	Short	(7)	03/14/2012	(24)
WTI Bullet Swap Financial	Long	9	02/17/2012	(40)
Zinc	Short	(78)	03/21/2012	(175)
Zinc	Long	66	03/21/2012	93

				$3,201

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	RBS	(1,755)	03/21/2012	$(1,831)	$(22)
Australian Dollar	RBS	(894)	03/21/2012	(944)	¿
Australian Dollar	RBS	(60)	03/21/2012	(63)	(¿ )
Australian Dollar	RBS	(30)	03/21/2012	(31)	(1)
Australian Dollar	RBS	(7,136)	03/21/2012	(7,558)	25
Australian Dollar	RBS	(3,869)	03/21/2012	(3,939)	(145)
Australian Dollar	RBS	30	03/21/2012	31	1
Australian Dollar	RBS	4,887	03/21/2012	4,911	248
Australian Dollar	RBS	5,960	03/21/2012	5,958	334
Australian Dollar	RBS	1,896	03/21/2012	1,909	92
Australian Dollar	RBS	(180)	03/21/2012	(186)	(4)
Australian Dollar	RBS	70	03/21/2012	70	4
Australian Dollar	RBS	25,863	03/21/2012	25,725	1,577
Australian Dollar	RBS	7,348	03/21/2012	7,471	286
Australian Dollar	RBS	574	03/21/2012	568	38
Australian Dollar	RBS	(4,046)	03/21/2012	(3,976)	(295)
Australian Dollar	RBS	(4,045)	03/21/2012	(4,030)	(240)
Australian Dollar	RBS	(3,332)	03/21/2012	(3,435)	(82)
Australian Dollar	RBS	(3,892)	03/21/2012	(3,919)	(190)
Australian Dollar	RBS	(3,043)	03/21/2012	(3,078)	(134)
Australian Dollar	RBS	80	03/21/2012	82	2
Brazilian Real	RBS	170	03/21/2012	91	5
Brazilian Real	RBS	(40)	03/21/2012	(21)	(1)
Brazilian Real	RBS	980	03/21/2012	540	14
Brazilian Real	RBS	180	03/21/2012	101	1
Brazilian Real	RBS	(2,050)	03/21/2012	(1,104)	(56)
Brazilian Real	RBS	520	03/21/2012	291	3
Brazilian Real	RBS	1,390	03/21/2012	759	27
Brazilian Real	RBS	140	03/21/2012	79	¿
Brazilian Real	RBS	710	03/21/2012	403	(1)
Brazilian Real	RBS	720	03/21/2012	381	26
Canadian Dollar	RBS	2,376	03/21/2012	2,365	2
Canadian Dollar	RBS	(2,098)	03/21/2012	(2,054)	(36)
Canadian Dollar	RBS	(2,309)	03/21/2012	(2,306)	6
Canadian Dollar	RBS	(4,710)	03/21/2012	(4,568)	(123)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	RBS	6,017	03/21/2012	$5,930	$64
Canadian Dollar	RBS	1,444	03/21/2012	1,421	17
Canadian Dollar	RBS	(6,259)	03/21/2012	(6,105)	(130)
Canadian Dollar	RBS	563	03/21/2012	543	18
Canadian Dollar	RBS	3,348	03/21/2012	3,282	53
Canadian Dollar	RBS	1,861	03/21/2012	1,842	12
Canadian Dollar	RBS	3,075	03/21/2012	3,000	63
Canadian Dollar	RBS	7,568	03/21/2012	7,414	125
Canadian Dollar	RBS	(5,190)	03/21/2012	(5,046)	(124)
Chilean Peso	RBS	(50,000)	03/21/2012	(95)	(7)
Chilean Peso	RBS	70,000	03/21/2012	137	4
Chilean Peso	RBS	(100,000)	03/21/2012	(190)	(12)
Chilean Peso	RBS	60,000	03/21/2012	116	5
Chilean Peso	RBS	220,000	03/21/2012	436	10
Chilean Peso	RBS	80,000	03/21/2012	162	(¿ )
Chilean Peso	RBS	140,000	03/21/2012	272	11
Chilean Peso	RBS	(240,000)	03/21/2012	(465)	(21)
Chilean Peso	RBS	10,000	03/21/2012	21	(¿ )
Chilean Peso	RBS	20,000	03/21/2012	41	(¿ )
Chilean Peso	RBS	10,000	03/21/2012	20	¿
Chilean Peso	RBS	10,000	03/21/2012	20	(¿ )
Chilean Peso	RBS	20,000	03/21/2012	40	¿
Colombian Peso	RBS	60,000	03/21/2012	33	(¿ )
Colombian Peso	RBS	70,000	03/21/2012	38	1
Colombian Peso	RBS	90,000	03/21/2012	49	¿
Colombian Peso	RBS	110,000	03/21/2012	60	¿
Colombian Peso	RBS	40,000	03/21/2012	22	¿
Colombian Peso	RBS	170,000	03/21/2012	94	¿
Colombian Peso	RBS	30,000	03/21/2012	16	1
Colombian Peso	RBS	670,000	03/21/2012	364	5
Colombian Peso	RBS	870,000	03/21/2012	460	20
Colombian Peso	RBS	250,000	03/21/2012	131	6
Colombian Peso	RBS	(2,180,000)	03/21/2012	(1,128)	(73)
Colombian Peso	RBS	410,000	03/21/2012	217	9
Colombian Peso	RBS	210,000	03/21/2012	113	3
Czech Republic Koruna	RBS	19,500	03/21/2012	1,011	(4)
Czech Republic Koruna	RBS	3,700	03/21/2012	193	(2)
Czech Republic Koruna	RBS	5,000	03/21/2012	254	4
Czech Republic Koruna	RBS	15,900	03/21/2012	829	(8)
Czech Republic Koruna	RBS	(1,900)	03/21/2012	(96)	(2)
Czech Republic Koruna	RBS	(9,000)	03/21/2012	(457)	(8)
Czech Republic Koruna	RBS	(1,300)	03/21/2012	(64)	(3)
Czech Republic Koruna	RBS	(14,600)	03/21/2012	(745)	(9)
Czech Republic Koruna	RBS	(6,000)	03/21/2012	(314)	4
Czech Republic Koruna	RBS	(2,200)	03/21/2012	(114)	¿
Czech Republic Koruna	RBS	4,700	03/21/2012	240	3
Czech Republic Koruna	RBS	(52,000)	03/21/2012	(2,736)	50
Czech Republic Koruna	RBS	(12,700)	03/21/2012	(637)	(19)
Czech Republic Koruna	RBS	6,100	03/21/2012	312	3
Czech Republic Koruna	RBS	4,500	03/21/2012	232	¿
Czech Republic Koruna	RBS	1,700	03/21/2012	87	1
Euro	RBS	(1,460)	03/21/2012	(1,876)	(34)
Euro	RBS	(18,902)	03/21/2012	(25,365)	636
Euro	RBS	(470)	03/21/2012	(613)	(2)
Euro	RBS	(1,110)	03/21/2012	(1,459)	7
Euro	RBS	(300)	03/21/2012	(385)	(7)
Euro	RBS	(9,954)	03/21/2012	(12,971)	(51)
Euro	RBS	(8,088)	03/21/2012	(10,516)	(65)
Euro	RBS	(810)	03/21/2012	(1,033)	(26)
Euro	RBS	1,670	03/21/2012	2,163	22
Euro	RBS	(470)	03/21/2012	(608)	(7)
Euro	RBS	(964)	03/21/2012	(1,263)	1

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	RBS	(10,030)	03/21/2012	$(12,774)	$(347)
Euro	RBS	6,535	03/21/2012	8,361	188
Euro	RBS	11,165	03/21/2012	14,879	(273)
Euro	RBS	(1,690)	03/21/2012	(2,190)	(20)
Euro	RBS	1,030	03/21/2012	1,351	(4)
Euro	RBS	351	03/21/2012	463	(4)
Euro	RBS	4,757	03/21/2012	6,290	(67)
Euro	RBS	90	03/21/2012	115	3
Euro	RBS	8,974	03/21/2012	11,769	(30)
Euro	RBS	(26,321)	03/21/2012	(34,749)	316
Euro	RBS	(10,231)	03/21/2012	(13,454)	70
Euro	RBS	(1,396)	03/21/2012	(1,825)	(1)
Euro	RBS	3,887	03/21/2012	5,062	23
Euro	RBS	190	03/21/2012	246	3
Euro	RBS	220	03/21/2012	281	7
Euro	RBS	(2,796)	03/21/2012	(3,644)	(13)
Euro	RBS	(210)	03/21/2012	(275)	1
Hungarian Forint	RBS	69,000	03/21/2012	307	(2)
Hungarian Forint	RBS	55,000	03/21/2012	238	5
Hungarian Forint	RBS	(352,000)	03/21/2012	(1,515)	(41)
Hungarian Forint	RBS	252,000	03/21/2012	1,082	32
Hungarian Forint	RBS	69,000	03/21/2012	294	11
Hungarian Forint	RBS	25,000	03/21/2012	111	(¿ )
Hungarian Forint	RBS	71,000	03/21/2012	299	15
Hungarian Forint	RBS	(80,000)	03/21/2012	(321)	(33)
Hungarian Forint	RBS	(110,000)	03/21/2012	(453)	(33)
Indian Rupee	RBS	(45,000)	03/21/2012	(827)	(72)
Indian Rupee	RBS	(132,000)	03/21/2012	(2,446)	(192)
Indian Rupee	RBS	(33,000)	03/21/2012	(610)	(49)
Indian Rupee	RBS	128,000	03/21/2012	2,455	102
Indian Rupee	RBS	(50,000)	03/21/2012	(995)	(4)
Indian Rupee	RBS	(14,000)	03/21/2012	(260)	(20)
Indian Rupee	RBS	(31,000)	03/21/2012	(574)	(45)
Indian Rupee	RBS	22,000	03/21/2012	432	8
Indian Rupee	RBS	(8,000)	03/21/2012	(157)	(3)
Indian Rupee	RBS	(14,000)	03/21/2012	(260)	(20)
Indian Rupee	RBS	55,000	03/21/2012	1,047	52
Indian Rupee	RBS	168,000	03/21/2012	3,290	66
Indian Rupee	RBS	123,000	03/21/2012	2,462	(5)
Indian Rupee	RBS	17,000	03/21/2012	313	26
Indian Rupee	RBS	68,000	03/21/2012	1,327	32
Indian Rupee	RBS	58,000	03/21/2012	1,069	90
Indian Rupee	RBS	7,000	03/21/2012	138	2
Indian Rupee	RBS	4,000	03/21/2012	79	1
Indian Rupee	RBS	61,000	03/21/2012	1,153	66
Indian Rupee	RBS	(418,000)	03/21/2012	(7,748)	(605)
Indonesian Rupiah	RBS	600,000	03/21/2012	65	2
Indonesian Rupiah	RBS	2,000,000	03/21/2012	224	(2)
Indonesian Rupiah	RBS	5,100,000	03/21/2012	568	(4)
Indonesian Rupiah	RBS	300,000	03/21/2012	33	(¿ )
Indonesian Rupiah	RBS	2,900,000	03/21/2012	316	5
Indonesian Rupiah	RBS	900,000	03/21/2012	97	3
Indonesian Rupiah	RBS	4,100,000	03/21/2012	460	(6)
Israeli Shekel	RBS	(100)	03/21/2012	(26)	(¿ )
Israeli Shekel	RBS	(500)	03/21/2012	(132)	(1)
Israeli Shekel	RBS	(1,700)	03/21/2012	(440)	(13)
Israeli Shekel	RBS	(500)	03/21/2012	(132)	(1)
Israeli Shekel	RBS	700	03/21/2012	184	2
Israeli Shekel	RBS	(8,400)	03/21/2012	(2,228)	(13)
Israeli Shekel	RBS	(1,400)	03/21/2012	(365)	(8)
Israeli Shekel	RBS	200	03/21/2012	53	¿
Israeli Shekel	RBS	(600)	03/21/2012	(155)	(5)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Israeli Shekel	RBS	(100)	03/21/2012	$(26)	$(1)
Israeli Shekel	RBS	400	03/21/2012	106	¿
Israeli Shekel	RBS	(1,300)	03/21/2012	(344)	(3)
Israeli Shekel	RBS	(300)	03/21/2012	(78)	(2)
Israeli Shekel	RBS	700	03/21/2012	184	2
Israeli Shekel	RBS	1,900	03/21/2012	504	2
Japanese Yen	RBS	(66,000)	03/21/2012	(858)	(9)
Japanese Yen	RBS	(121,000)	03/21/2012	(1,560)	(28)
Japanese Yen	RBS	(1,771,501)	03/21/2012	(22,798)	(459)
Japanese Yen	RBS	(153,653)	03/21/2012	(1,975)	(42)
Japanese Yen	RBS	(266,000)	03/21/2012	(3,413)	(79)
Japanese Yen	RBS	395,222	03/21/2012	5,149	40
Japanese Yen	RBS	2,883,121	03/21/2012	37,058	790
Japanese Yen	RBS	1,776,799	03/21/2012	23,313	13
Japanese Yen	RBS	239,000	03/21/2012	3,119	19
Japanese Yen	RBS	(232,403)	03/21/2012	(3,030)	(21)
Japanese Yen	RBS	(885,566)	03/21/2012	(11,463)	(163)
Japanese Yen	RBS	(287,000)	03/21/2012	(3,684)	(84)
Japanese Yen	RBS	1,538,449	03/21/2012	19,857	340
Japanese Yen	RBS	16,396	03/21/2012	211	4
Japanese Yen	RBS	(76,000)	03/21/2012	(986)	(12)
Japanese Yen	RBS	(1,043,312)	03/21/2012	(13,545)	(152)
Japanese Yen	RBS	(922,920)	03/21/2012	(11,905)	(211)
Japanese Yen	RBS	(993,815)	03/21/2012	(12,755)	(292)
Japanese Yen	RBS	(164,000)	03/21/2012	(2,134)	(19)
Japanese Yen	RBS	(30,000)	03/21/2012	(391)	(3)
Japanese Yen	RBS	20,000	03/21/2012	258	5
Japanese Yen	RBS	(153,000)	03/21/2012	(1,960)	(49)
Japanese Yen	RBS	56,000	03/21/2012	731	4
Japanese Yen	RBS	537,296	03/21/2012	6,992	62
Japanese Yen	RBS	1,962,363	03/21/2012	25,622	141
Japanese Yen	RBS	46,000	03/21/2012	600	4
Malaysian Ringgit	RBS	(500)	03/21/2012	(156)	(7)
Malaysian Ringgit	RBS	2,300	03/21/2012	730	24
Malaysian Ringgit	RBS	(3,700)	03/21/2012	(1,159)	(53)
Malaysian Ringgit	RBS	2,200	03/21/2012	691	30
Malaysian Ringgit	RBS	(400)	03/21/2012	(127)	(4)
Malaysian Ringgit	RBS	2,200	03/21/2012	698	23
Malaysian Ringgit	RBS	(2,400)	03/21/2012	(759)	(27)
Malaysian Ringgit	RBS	1,000	03/21/2012	320	8
Malaysian Ringgit	RBS	400	03/21/2012	126	5
Malaysian Ringgit	RBS	1,900	03/21/2012	611	12
Malaysian Ringgit	RBS	300	03/21/2012	96	2
Malaysian Ringgit	RBS	600	03/21/2012	197	(¿ )
Malaysian Ringgit	RBS	(700)	03/21/2012	(219)	(10)
Malaysian Ringgit	RBS	100	03/21/2012	33	(¿ )
Malaysian Ringgit	RBS	2,100	03/21/2012	678	10
Malaysian Ringgit	RBS	700	03/21/2012	222	8
Malaysian Ringgit	RBS	2,900	03/21/2012	909	41
Malaysian Ringgit	RBS	(500)	03/21/2012	(156)	(8)
Malaysian Ringgit	RBS	(2,000)	03/21/2012	(628)	(27)
Malaysian Ringgit	RBS	300	03/21/2012	97	1
Mexican Peso	RBS	20,200	03/21/2012	1,469	74
Mexican Peso	RBS	5,500	03/21/2012	414	6
Mexican Peso	RBS	13,000	03/21/2012	942	52
Mexican Peso	RBS	8,500	03/21/2012	638	11
Mexican Peso	RBS	(42,000)	03/21/2012	(3,044)	(165)
Mexican Peso	RBS	500	03/21/2012	36	2
Mexican Peso	RBS	(5,800)	03/21/2012	(420)	(23)
Mexican Peso	RBS	6,600	03/21/2012	493	12
Mexican Peso	RBS	(4,500)	03/21/2012	(323)	(21)
Mexican Peso	RBS	6,900	03/21/2012	519	8

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Mexican Peso	RBS	3,400	03/21/2012	$245	$15
Mexican Peso	RBS	(9,800)	03/21/2012	(697)	(52)
Mexican Peso	RBS	1,900	03/21/2012	144	1
Mexican Peso	RBS	7,100	03/21/2012	547	(4)
Mexican Peso	RBS	(2,500)	03/21/2012	(180)	(11)
Mexican Peso	RBS	3,300	03/21/2012	241	11
Mexican Peso	RBS	(3,900)	03/21/2012	(282)	(15)
Mexican Peso	RBS	(300)	03/21/2012	(22)	(1)
Mexican Peso	RBS	(1,800)	03/21/2012	(138)	1
New Zealand Dollar	RBS	5,418	03/21/2012	4,265	194
New Zealand Dollar	RBS	9,414	03/21/2012	7,586	160
New Zealand Dollar	RBS	3,356	03/21/2012	2,759	3
New Zealand Dollar	RBS	(27,770)	03/21/2012	(21,330)	(1,521)
New Zealand Dollar	RBS	2,275	03/21/2012	1,752	120
New Zealand Dollar	RBS	8,502	03/21/2012	6,973	23
New Zealand Dollar	RBS	9,108	03/21/2012	6,868	625
New Zealand Dollar	RBS	4,038	03/21/2012	3,109	213
New Zealand Dollar	RBS	5,021	03/21/2012	3,843	289
New Zealand Dollar	RBS	5,000	03/21/2012	3,990	124
New Zealand Dollar	RBS	(3,184)	03/21/2012	(2,469)	(151)
New Zealand Dollar	RBS	9,744	03/21/2012	7,652	366
Norwegian Krone	RBS	(5,166)	03/21/2012	(857)	(22)
Norwegian Krone	RBS	(341)	03/21/2012	(58)	¿
Norwegian Krone	RBS	3,154	03/21/2012	538	(2)
Norwegian Krone	RBS	39,875	03/21/2012	6,778	6
Norwegian Krone	RBS	2,856	03/21/2012	490	(4)
Norwegian Krone	RBS	(4,031)	03/21/2012	(674)	(12)
Philippine Peso	RBS	2,000	03/21/2012	47	(¿ )
Philippine Peso	RBS	25,000	03/21/2012	576	4
Philippine Peso	RBS	3,000	03/21/2012	69	¿
Philippine Peso	RBS	38,000	03/21/2012	867	15
Philippine Peso	RBS	23,000	03/21/2012	528	6
Philippine Peso	RBS	37,000	03/21/2012	862	(3)
Philippine Peso	RBS	19,000	03/21/2012	440	1
Philippine Peso	RBS	(64,000)	03/21/2012	(1,444)	(42)
Philippine Peso	RBS	12,000	03/21/2012	277	2
Philippine Peso	RBS	79,000	03/21/2012	1,811	23
Philippine Peso	RBS	(50,000)	03/21/2012	(1,126)	(35)
Philippine Peso	RBS	(8,000)	03/21/2012	(181)	(5)
Philippine Peso	RBS	(5,000)	03/21/2012	(114)	(3)
Polish Zloty	RBS	3,200	03/21/2012	921	66
Polish Zloty	RBS	(3,000)	03/21/2012	(856)	(69)
Polish Zloty	RBS	(12,700)	03/21/2012	(3,680)	(235)
Polish Zloty	RBS	700	03/21/2012	205	11
Polish Zloty	RBS	600	03/21/2012	181	4
Polish Zloty	RBS	3,800	03/21/2012	1,123	48
Polish Zloty	RBS	2,000	03/21/2012	595	22
Polish Zloty	RBS	600	03/21/2012	170	15
Polish Zloty	RBS	2,900	03/21/2012	849	45
Polish Zloty	RBS	(700)	03/21/2012	(197)	(19)
Polish Zloty	RBS	(4,500)	03/21/2012	(1,272)	(115)
Polish Zloty	RBS	2,000	03/21/2012	600	17
Polish Zloty	RBS	100	03/21/2012	31	¿
Polish Zloty	RBS	2,800	03/21/2012	867	(4)
Polish Zloty	RBS	1,100	03/21/2012	319	20
Pound Sterling	RBS	130	03/21/2012	202	3
Pound Sterling	RBS	(6,422)	03/21/2012	(9,856)	(259)
Pound Sterling	RBS	2,051	03/21/2012	3,218	13
Pound Sterling	RBS	1,438	03/21/2012	2,242	23
Pound Sterling	RBS	1,681	03/21/2012	2,620	28
Pound Sterling	RBS	170	03/21/2012	267	¿
Pound Sterling	RBS	233	03/21/2012	360	7

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Pound Sterling	RBS	2,088	03/21/2012	$3,246	$43
Pound Sterling	RBS	150	03/21/2012	235	1
Pound Sterling	RBS	(220)	03/21/2012	(339)	(7)
Pound Sterling	RBS	200	03/21/2012	313	2
Pound Sterling	RBS	6,250	03/21/2012	9,823	21
Pound Sterling	RBS	3,699	03/21/2012	5,804	23
Pound Sterling	RBS	230	03/21/2012	359	3
Pound Sterling	RBS	(830)	03/21/2012	(1,282)	(25)
Pound Sterling	RBS	(770)	03/21/2012	(1,190)	(23)
Pound Sterling	RBS	(2,503)	03/21/2012	(3,857)	(85)
Pound Sterling	RBS	(577)	03/21/2012	(905)	(4)
Pound Sterling	RBS	(1,140)	03/21/2012	(1,752)	(44)
Pound Sterling	RBS	(180)	03/21/2012	(279)	(5)
Pound Sterling	RBS	(480)	03/21/2012	(752)	(4)
Pound Sterling	RBS	(40)	03/21/2012	(62)	(1)
Pound Sterling	RBS	(191)	03/21/2012	(298)	(3)
Pound Sterling	RBS	(4,656)	03/21/2012	(7,280)	(54)
Republic of Korea Won	RBS	(1,150,000)	03/21/2012	(1,018)	(5)
Republic of Korea Won	RBS	2,000,000	03/21/2012	1,774	6
Republic of Korea Won	RBS	(510,000)	03/21/2012	(443)	(11)
Republic of Korea Won	RBS	(1,680,000)	03/21/2012	(1,488)	(6)
Republic of Korea Won	RBS	(2,750,000)	03/21/2012	(2,367)	(79)
Republic of Korea Won	RBS	700,000	03/21/2012	605	18
Republic of Korea Won	RBS	(310,000)	03/21/2012	(267)	(9)
Republic of Korea Won	RBS	2,130,000	03/21/2012	1,854	41
Republic of Korea Won	RBS	480,000	03/21/2012	426	1
Republic of Korea Won	RBS	260,000	03/21/2012	228	3
Republic of Korea Won	RBS	480,000	03/21/2012	414	13
Republic of Korea Won	RBS	(2,625,770)	03/21/2012	(2,260)	(76)
Republic of Korea Won	RBS	550,000	03/21/2012	483	6
Republic of Korea Won	RBS	(530,000)	03/21/2012	(451)	(21)
Republic of Korea Won	RBS	4,010,000	03/21/2012	3,447	121
Republic of Korea Won	RBS	680,000	03/21/2012	584	21
Republic of Korea Won	RBS	180,000	03/21/2012	154	6
Russian Ruble	RBS	(63,000)	03/21/2012	(1,933)	(132)
Russian Ruble	RBS	6,000	03/21/2012	187	10
Russian Ruble	RBS	(12,000)	03/21/2012	(372)	(22)
Russian Ruble	RBS	11,000	03/21/2012	342	19
Russian Ruble	RBS	61,000	03/21/2012	1,910	90
Russian Ruble	RBS	88,000	03/21/2012	2,746	139
Russian Ruble	RBS	1,000	03/21/2012	33	¿
Russian Ruble	RBS	23,000	03/21/2012	739	15
Russian Ruble	RBS	20,000	03/21/2012	624	31
Russian Ruble	RBS	26,000	03/21/2012	852	1
Russian Ruble	RBS	(2,000)	03/21/2012	(61)	(4)
Russian Ruble	RBS	(47,000)	03/21/2012	(1,463)	(77)
Russian Ruble	RBS	(5,000)	03/21/2012	(157)	(7)
Russian Ruble	RBS	75,000	03/21/2012	2,374	85
Singapore Dollar	RBS	(2,840)	03/21/2012	(2,183)	(75)
Singapore Dollar	RBS	1,000	03/21/2012	790	5
Singapore Dollar	RBS	450	03/21/2012	347	10
Singapore Dollar	RBS	550	03/21/2012	433	5
Singapore Dollar	RBS	250	03/21/2012	199	¿
Singapore Dollar	RBS	(2,560)	03/21/2012	(1,982)	(53)
Singapore Dollar	RBS	1,320	03/21/2012	1,037	12
Singapore Dollar	RBS	(40)	03/21/2012	(31)	(1)
Singapore Dollar	RBS	1,720	03/21/2012	1,367	¿
Singapore Dollar	RBS	2,360	03/21/2012	1,829	47
Singapore Dollar	RBS	(1,030)	03/21/2012	(792)	(27)
Singapore Dollar	RBS	(2,000)	03/21/2012	(1,548)	(42)
Singapore Dollar	RBS	3,780	03/21/2012	2,939	66
Singapore Dollar	RBS	(2,170)	03/21/2012	(1,729)	4
Singapore Dollar	RBS	640	03/21/2012	494	15

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Singapore Dollar	RBS	1,240	03/21/2012	$978	$8
Singapore Dollar	RBS	500	03/21/2012	386	12
Singapore Dollar	RBS	(2,510)	03/21/2012	(1,948)	(47)
Singapore Dollar	RBS	(5,020)	03/21/2012	(3,842)	(149)
Singapore Dollar	RBS	(1,740)	03/21/2012	(1,351)	(33)
Singapore Dollar	RBS	940	03/21/2012	733	14
Singapore Dollar	RBS	950	03/21/2012	757	(1)
Singapore Dollar	RBS	850	03/21/2012	666	10
Singapore Dollar	RBS	4,230	03/21/2012	3,271	92
South African Rand	RBS	(3,200)	03/22/2012	(387)	(19)
South African Rand	RBS	(1,000)	03/22/2012	(120)	(7)
South African Rand	RBS	(1,700)	03/22/2012	(206)	(10)
South African Rand	RBS	3,200	03/22/2012	390	17
South African Rand	RBS	6,200	03/22/2012	791	(4)
South African Rand	RBS	2,800	03/22/2012	345	11
South African Rand	RBS	500	03/22/2012	60	4
South African Rand	RBS	1,400	03/22/2012	177	1
South African Rand	RBS	800	03/22/2012	100	1
South African Rand	RBS	5,300	03/22/2012	653	20
South African Rand	RBS	6,100	03/22/2012	743	31
South African Rand	RBS	5,500	03/22/2012	683	15
South African Rand	RBS	4,200	03/22/2012	511	22
South African Rand	RBS	600	03/22/2012	73	3
South African Rand	RBS	(200)	03/22/2012	(24)	(1)
South African Rand	RBS	2,700	03/22/2012	327	15
South African Rand	RBS	(31,100)	03/22/2012	(3,719)	(227)
South African Rand	RBS	(2,100)	03/22/2012	(267)	¿
Swedish Krona	RBS	(32,142)	03/21/2012	(4,582)	(133)
Swedish Krona	RBS	(12,874)	03/21/2012	(1,904)	16
Swedish Krona	RBS	(3,722)	03/21/2012	(538)	(8)
Swedish Krona	RBS	(18,733)	03/21/2012	(2,708)	(40)
Swedish Krona	RBS	55,898	03/21/2012	8,057	142
Swedish Krona	RBS	45,470	03/21/2012	6,645	25
Swedish Krona	RBS	26,621	03/21/2012	3,943	(39)
Swedish Krona	RBS	(24,292)	03/21/2012	(3,517)	(46)
Swedish Krona	RBS	(11,651)	03/21/2012	(1,697)	(12)
Swedish Krona	RBS	9,375	03/21/2012	1,385	(10)
Swedish Krona	RBS	(15,991)	03/21/2012	(2,290)	(56)
Taiwan Dollar	RBS	17,000	03/21/2012	572	3
Taiwan Dollar	RBS	43,000	03/21/2012	1,422	32
Taiwan Dollar	RBS	15,000	03/21/2012	496	11
Taiwan Dollar	RBS	48,000	03/21/2012	1,611	13
Taiwan Dollar	RBS	(11,000)	03/21/2012	(372)	(¿ )
Taiwan Dollar	RBS	40,000	03/21/2012	1,319	34
Taiwan Dollar	RBS	72,000	03/21/2012	2,416	20
Taiwan Dollar	RBS	(31,000)	03/21/2012	(1,040)	(8)
Taiwan Dollar	RBS	15,000	03/21/2012	503	5
Taiwan Dollar	RBS	39,000	03/21/2012	1,290	29
Taiwan Dollar	RBS	25,000	03/21/2012	827	19
Taiwan Dollar	RBS	3,000	03/21/2012	99	2
Taiwan Dollar	RBS	(3,000)	03/21/2012	(101)	(1)
Taiwan Dollar	RBS	(7,000)	03/21/2012	(231)	(6)
Taiwan Dollar	RBS	(66,000)	03/21/2012	(2,181)	(52)
Taiwan Dollar	RBS	36,000	03/21/2012	1,192	26
Taiwan Dollar	RBS	(39,000)	03/21/2012	(1,293)	(26)
Taiwan Dollar	RBS	(261,000)	03/21/2012	(8,603)	(227)
Taiwan Dollar	RBS	(22,000)	03/21/2012	(742)	(2)
Taiwan Dollar	RBS	(6,000)	03/21/2012	(202)	(1)
Turkish Lira	RBS	610	03/21/2012	322	17
Turkish Lira	RBS	350	03/21/2012	184	11
Turkish Lira	RBS	(640)	03/21/2012	(335)	(21)
Turkish Lira	RBS	50	03/21/2012	27	1

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Turkish Lira	RBS	(190)	03/21/2012	$(97)	$(8)
Turkish Lira	RBS	760	03/21/2012	404	19
Turkish Lira	RBS	1,790	03/21/2012	936	60
Turkish Lira	RBS	680	03/21/2012	364	14
Turkish Lira	RBS	1,540	03/21/2012	857	(¿ )
Turkish Lira	RBS	80	03/21/2012	41	3
Turkish Lira	RBS	(3,380)	03/21/2012	(1,770)	(110)
Turkish Lira	RBS	(200)	03/21/2012	(104)	(7)
Turkish Lira	RBS	250	03/21/2012	130	9
Turkish Lira	RBS	490	03/21/2012	271	1
Turkish Lira	RBS	280	03/21/2012	151	4

					$283

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(263)	$5,540	$5,277
MLP	149	370	519
RBS	230	1,366	1,596

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

ß	Cash in the amount of $7,276 has been segregated by the custodian as collateral for the benefit of the broker for open swap contracts.
g	Cash in the amount of $10,928 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
¿	Amount rounds to less than 1.
P	Aggregate cost for federal income tax purposes is $164,591.

DEFINITIONS:

BCLY	Barclays Bank PLC
LME	London Metal Exchange
MLP	Merrill Lynch & Co., Inc.
OTC	Over the Counter
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$164,591	$—	$—	$164,591

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts—Appreciation	$7,006	$—	$—	$7,006
Futures Contracts—Depreciation	(3,805)	—	—	(3,805)
Forward Foreign Currency Contracts—Appreciation	—	10,934	—	10,934
Forward Foreign Currency Contracts—Depreciation	—	(10,651)	—	(10,651)
Total Return Swap Agreements—Appreciation	—	365	—	365
Total Return Swap Agreements- Depreciation	—	(532)	—	(532)

Total	$3,201	$116	$—	$3,317

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other Financial Instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Asset Allocation—Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.0% P
Bonds—46.6%
Transamerica AEGON Flexible Income	1,880,336	$16,923
Transamerica AEGON High Yield Bond	2,209,141	20,346
Transamerica AEGON Short-Term Bond	7,066,419	71,441
Transamerica JPMorgan Core Bond	18,330,233	196,867
Transamerica JPMorgan International Bond	2,320,138	24,129
Transamerica Morgan Stanley Emerging Markets Debt	1,751,311	18,967
Transamerica PIMCO Total Return	19,017,161	200,061
Capital Markets—12.5%
Transamerica ICAP Select Equity	3,998,209	43,381
Transamerica Logan Circle Emerging Markets Debt	877,142	8,938
Transamerica Morgan Stanley Capital Growth	1,529,863	16,217
Transamerica Water Island Arbitrage Strategy	1,980,690	20,282
Transamerica WMC Quality Value	5,365,788	58,057
Capital Preservation—0.5%
Transamerica AEGON Money Market	5,465,451	5,465
Global/International Stocks—3.2%
Transamerica MFS International Equity	810,699	5,626
Transamerica Neuberger Berman International	476,994	3,983
Transamerica Oppenheimer Developing Markets	1,003,697	11,291
Transamerica Schroders International Small Cap	654,271	4,999
Transamerica Thornburg International Value	745,057	6,333
Transamerica WMC Emerging Markets	497,264	5,505
Inflation-Protected Securities—6.3%
Transamerica PIMCO Real Return TIPS	6,585,726	73,694

	Shares	Value (000’s)
Tactical and Specialty—12.9%
Transamerica AQR Managed Futures Strategy	2,487,634	$23,583
Transamerica BlackRock Global Allocation	2,033,810	21,863
Transamerica Clarion Global Real Estate Securities	81,447	964
Transamerica First Quadrant Global Macro ‡	2,306,517	13,124
Transamerica Goldman Sachs Commodity Strategy	1,270,633	12,668
Transamerica JPMorgan Long/Short Strategy ‡	1,285,170	10,037
Transamerica Loomis Sayles Bond	6,902,239	68,816
U.S. Stocks—18.0%
Transamerica BlackRock Large Cap Value	4,693,928	43,466
Transamerica Jennison Growth	4,098,054	52,495
Transamerica JPMorgan Mid Cap Value	685,358	7,834
Transamerica Morgan Stanley Growth Opportunities	1,291,570	11,560
Transamerica Morgan Stanley Mid-Cap Growth	710,785	7,812
Transamerica Morgan Stanley Small Company Growth ‡	731,568	8,881
Transamerica Oppenheimer Small- & Mid-Cap Value	773,641	7,179
Transamerica Third Avenue Value	876,196	18,593
Transamerica WMC Diversified Equity	1,897,951	25,072
Transamerica WMC Diversified Growth ‡	2,903,226	29,410

Total Investment Companies (cost $1,099,834)		1,175,862
Other Assets and Liabilities—Net		(562)

Net Assets		$1,175,300

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,099,834. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $84,573 and $8,545, respectively. Net unrealized appreciation for tax purposes is $76,028.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$1,175,862	$—	$—	$1,175,862

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Asset Allocation—Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.1% P
Capital Markets—30.9%
Transamerica ICAP Select Equity	14,388,871	$156,119
Transamerica Morgan Stanley Capital Growth	7,250,567	76,856
Transamerica Water Island Arbitrage Strategy	752,580	7,706
Transamerica WMC Quality Value	18,990,637	205,479
Capital Preservation—0.0% ¥
Transamerica AEGON Money Market	60,250	60
Global/International Stocks—14.0%
Transamerica Hansberger International Value	1,611,730	10,799
Transamerica MFS International Equity	1,498,437	10,399
Transamerica Neuberger Berman International	4,497,196	37,552
Transamerica Oppenheimer Developing Markets	6,929,077	77,952
Transamerica Schroders International Small Cap	3,838,362	29,325
Transamerica Thornburg International Value	2,813,652	23,916
Transamerica WMC Emerging Markets	1,075,993	11,911
Tactical and Specialty—6.8%
Transamerica AQR Managed Futures Strategy	966,899	9,166
Transamerica BlackRock Global Allocation	1,125,776	12,102
Transamerica Clarion Global Real Estate Securities	4,459,464	52,756
Transamerica First Quadrant Globle macro ‡	880,576	5,010
Transamerica Goldman Sachs Commodity Strategy	1,517,639	15,131
Transamerica JPMorgan Long/Short Strategy ‡	499,199	3,899

	Shares	Value (000’s)
U.S. Stocks — 48.4%
Transamerica BlackRock Large Cap Value	16,538,580	$153,147
Transamerica Jennison Growth	12,609,310	161,525
Transamerica JPMorgan Mid Cap Value	4,062,774	46,438
Transamerica Morgan Stanley Growth Opportunities	1,578,063	14,124
Transamerica Morgan Stanley Mid-Cap Growth	3,457,308	37,996
Transamerica Morgan Stanley Small Company Growth ‡	2,114,183	25,666
Transamerica Oppenheimer Small- & Mid-Cap Value	4,803,045	44,572
Transamerica Third Avenue Value	2,247,787	47,698
Transamerica WMC Diversified Equity	5,737,936	75,798
Transamerica WMC Diversified Growth ‡	8,958,888	90,754

Total Investment Companies (cost $1,282,010) P		1,443,856
Other Assets and Liabilities—Net		(2,049)

Net Assets		$1,441,807

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,282,010. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $181,400 and $19,554, respectively. Net unrealized appreciation for tax purposes is $161,846.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$1,443,856	$—	$—	$1,443,856

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Asset Allocation—Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.2% P
Bonds—16.7%
Transamerica AEGON High Yield Bond	13,702,834	$126,203
Transamerica AEGON Short-Term Bond	1,546,926	15,639
Transamerica JPMorgan Core Bond	11,658,874	125,216
Transamerica JPMorgan International Bond	2,235,187	23,246
Transamerica Morgan Stanley Emerging Markets Debt	3,086,543	33,427
Transamerica PIMCO Total Return	15,828,567	166,518
Capital Markets—24.2%
Transamerica ICAP Select Equity	21,489,878	233,165
Transamerica Logan Circle Emerging Markets Debt	1,693,268	17,254
Transamerica Morgan Stanley Capital Growth	9,142,142	96,907
Transamerica Water Island Arbitrage Strategy	4,907,018	50,248
Transamerica WMC Quality Value	28,974,839	313,508
Global/International Stocks—10.5%
Transamerica Hansberger International Value	2,442,895	16,367
Transamerica MFS International Equity	2,645,326	18,359
Transamerica Neuberger Berman International	5,730,421	47,849
Transamerica Oppenheimer Developing Markets	9,551,347	107,452
Transamerica Schroders International Small Cap	4,433,498	33,872
Transamerica Thornburg International Value	5,198,351	44,186
Transamerica WMC Emerging Markets	3,694,997	40,904
Inflation-Protected Securities—1.6%
Transamerica PIMCO Real Return TIPS	4,326,152	48,410

	Shares	Value (000’s)
Tactical and Specialty — 11.5%
Transamerica AQR Managed Futures Strategy	6,177,362	$58,561
Transamerica BlackRock Global Allocation	6,742,994	72,487
Transamerica Clarion Global Real Estate Securities	2,856,769	33,796
Transamerica First Quadrant Globle macro ‡	5,779,604	32,886
Transamerica Goldman Sachs Commodity Strategy	5,895,155	58,775
Transamerica JPMorgan Long/Short Strategy ‡	3,208,621	25,059
Transamerica Loomis Sayles Bond	5,670,546	56,535
U.S. Stocks—35.7%
Transamerica BlackRock Large Cap Value	25,468,444	235,838
Transamerica Jennison Growth	18,410,567	235,840
Transamerica JPMorgan Mid Cap Value	6,896,542	78,827
Transamerica Morgan Stanley Growth Opportunities	4,742,504	42,445
Transamerica Morgan Stanley Mid-Cap Growth	4,812,941	52,894
Transamerica Morgan Stanley Small Company Growth ‡	2,166,213	26,298
Transamerica Oppenheimer Small-& Mid-Cap Value	5,628,227	52,230
Transamerica Third Avenue Value	3,675,487	77,994
Transamerica WMC Diversified Equity	8,769,190	115,841
Transamerica WMC Diversified Growth ‡	13,141,796	133,126

Total Investment Companies (cost $2,703,398)		2,948,162
Other Assets and Liabilities—Net		(4,908)

Net Assets		$2,943,254

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $2,703,398. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $295,969 and $51,205, respectively. Net unrealized appreciation for tax purposes is $244,764.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$2,948,162	$—	$—	$2,948,162

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Asset Allocation—Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.1% P
Bonds—31.4%
Transamerica AEGON Flexible Income	4,782,222	$43,040
Transamerica AEGON High Yield Bond	9,507,362	87,563
Transamerica AEGON Short-Term Bond	11,196,017	113,192
Transamerica JPMorgan Core Bond	12,828,905	137,782
Transamerica JPMorgan International Bond	2,670,278	27,771
Transamerica Morgan Stanley Emerging Markets Debt	2,921,998	31,645
Transamerica PIMCO Total Return	22,071,124	232,188
Capital Markets—16.6%
Transamerica ICAP Select Equity	10,162,682	110,265
Transamerica Logan Circle Emerging Markets Debt	1,497,063	15,255
Transamerica Morgan Stanley Capital Growth	4,173,927	44,244
Transamerica Water Island Arbitrage Strategy	3,708,484	37,975
Transamerica WMC Quality Value	13,732,312	148,583
Capital Preservation—0.2%
Transamerica AEGON Money Market	4,086,415	4,086
Global/International Stocks—5.8%
Transamerica Hansberger International Value	1,062,309	7,117
Transamerica MFS International Equity	2,750,232	19,087
Transamerica Neuberger Berman International	1,860,858	15,538
Transamerica Oppenheimer Developing Markets	2,673,898	30,082
Transamerica Schroders International Small Cap	2,372,046	18,122
Transamerica Thornburg International Value	1,835,105	15,598
Transamerica WMC Emerging Markets	1,615,766	17,887
Inflation-Protected Securities—5.2%
Transamerica PIMCO Real Return TIPS	10,022,930	112,157

	Shares	Value (000’s)
Tactical and Specialty—12.7%
Transamerica AQR Managed Futures Strategy	4,663,482	$44,210
Transamerica BlackRock Global Allocation	4,128,249	44,379
Transamerica Clarion Global Real Estate Securities	1,521,720	18,002
Transamerica First Quadrant Global Macro ‡	4,364,548	24,834
Transamerica Goldman Sachs Commodity Strategy	3,304,347	32,944
Transamerica JPMorgan Long/Short Strategy ‡	2,426,919	18,954
Transamerica Loomis Sayles Bond	9,008,504	89,815
U.S. Stocks—28.2%
Transamerica BlackRock Large Cap Value	12,011,992	111,231
Transamerica Jennison Growth	11,395,210	145,974
Transamerica JPMorgan Mid Cap Value	3,705,382	42,353
Transamerica Morgan Stanley Growth Opportunities	4,576,468	40,959
Transamerica Morgan Stanley Mid-Cap Growth	2,667,461	29,315
Transamerica Morgan Stanley Small Company Growth ‡	1,340,575	16,275
Transamerica Oppenheimer Small- & Mid- Cap Value	3,141,415	29,152
Transamerica Third Avenue Value	1,760,192	37,351
Transamerica WMC Diversified Equity	4,457,627	58,885
Transamerica WMC Diversified Growth ‡	9,318,498	94,396

Total Investment Companies (cost $ 1,983,041) P		2,148,206
Other Assets and Liabilities—Net		(2,606)

Net Assets		$2,145,600

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,983,041. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $187,640 and $22,475, respectively. Net unrealized appreciation for tax purposes is $165,165.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$2,148,206	$—	$—	$2,148,206

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS — 7.8%
United States — 7.8%
U.S. Treasury Note
0.63%, 07/31/2012	$1,575	$1,579
1.25%, 01/31/2019	270	270
1.38%, 09/30/2018	2,297	2,329
1.75%, 10/31/2018	270	280
2.00%, 11/15/2021	273	278
2.25%, 03/31/2016 ^	4,398	4,713
2.25%, 01/31/2015 g	2,584	2,733
2.38%, 02/28/2015	3,262	3,467
2.50%, 03/31/2015 ^	3,777	4,035
2.63%, 08/15/2020	5,394	5,860
3.50%, 05/15/2020 a	7,219	8,366

Total U.S. Government Obligations (cost $31,706)		33,910

FOREIGN GOVERNMENT OBLIGATIONS— 8.5%
Australia — 1.6%
Australia Government Bond
4.75%, 11/15/2012	AUD1,453	1,556
5.50%, 12/15/2013 ^	1,200	1,328
5.75%, 04/15/2012—05/15/2021	3,307	3,826
Brazil — 1.6%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL545	684
10.00%, 01/01/2017—01/01/2021	11,227	6,087
Canada — 0.4%
Canadian Government Bond
1.50%, 03/01/2017	CAD275	276
3.50%, 06/01/2020	586	661
4.00%, 06/01/2016	488	543
Germany — 1.8%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR2,501	3,765
4.25%, 07/04/2017	3,184	4,904
Hong Kong — 0.6%
Hong Kong Government Bond
1.52%, 12/21/2015	HKD2,750	369
1.67%, 03/24/2014	1,550	206
1.69%, 12/22/2014	2,100	281
2.03%, 03/18/2013	4,150	546
3.51%, 12/08/2014	4,200	590
3.78%, 12/06/2016	1,650	245
4.13%, 02/22/2013	2,650	356
Malaysia — 0.5%
Malaysia Government Bond
2.51%, 08/27/2012	MYR4,833	1,585
Republic of Malaysia
3.46%, 07/31/2013	1,617	536
Poland —0.2%
Poland Government International Bond
5.00%, 03/23/2022	$127	129
Republic of Poland
3.00%, 08/24/2016	PLN2,257	719
United Kingdom — 1.8%
United Kingdom Gilt
4.00%, 09/07/2016	GBP389	700
4.25%, 12/07/2040	804	1,566

	Principal (000’s)	Value (000’s)
United Kingdom (continued)
United Kingdom Gilt (continued)
4.75%, 03/07/2020	GBP2,818	$5,468
Vietnam—0.0% ¥
Socialist Republic of Vietnam
6.75%, 01/29/2020	$100	103

Total Foreign Government Obligations (cost $34,642)		37,029

MORTGAGE-BACKED SECURITY—0.1%
United States—0.1%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.04%, 11/15/2015—144A *	374	347
Total Mortgage-Backed Security (cost $338)
PREFERRED CORPORATE DEBT SECURITIES—0.2%
United Kingdom—0.2%
Lloyds TSB Bank PLC
13.00%, 12/31/2049 Ž	GBP500	962
United States—0.0%¥
JPMorgan Chase Capital XXV
6.80%, 10/01/2037	$36	36

Total Preferred Corporate Debt Securities (cost $931)		998

CORPORATE DEBT SECURITIES—2.3%
Argentina—0.0%¥
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022—144A	73	61
Australia—0.1%
TFS Corp. Ltd
11.00%, 07/15/2018—144A §	515	514
Brazil—0.1%
Hypermarcas SA
6.50%, 04/20/2021—144A	170	159
OGX Petroleo e Gas Participacoes SA
8.50%, 06/01/2018—144A	340	351
Canada—0.0%¥
Viterra, Inc.
5.95%, 08/01/2020—144A	106	110
Cayman Islands—0.2%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017—144A	271	276
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021—144A	283	294
Chile—0.1%
Inversiones Alsacia SA
8.00%, 08/18/2018—144A §	353	314
Czech Republic—0.0%¥
Hyundai Motor Manufacturing Czech s.r.o.
4.50%, 04/15/2015—144A	148	153
Guernsey, Channel Islands—0.0%¥
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041—Reg S *	300	288
Ireland—0.0%¥
Bank of Ireland Mortgage Bank
3.25%, 06/22/2015	EUR50	53
4.63%, 09/16/2014	58	67
Nara Cable Funding, Ltd.
8.88%, 12/01/2018—144A	100	121

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Korea, Republic of—0.1%
Hyundai Capital Services, Inc.
4.38%, 07/27/2016—144A	$200	$205
Korea Electric Power Corp.
5.13%, 04/23/2034—Reg S	115	119
7.95%, 04/01/2096 *	139	101
Luxembourg—0.3%
Capsugel FinanceCo S.C.A.
9.88%, 08/01/2019—144A	EUR100	141
Evraz Group SA
9.50%, 04/24/2018—144A	$125	134
Intelsat Jackson Holdings SA
7.50%, 04/01/2021—144A	309	324
TNK-BP Finance SA
6.63%, 03/20/2017—144A	302	321
TNK-BP Finance SA—Series 2
7.50%, 07/18/2016—144A	100	110
Malaysia—0.2%
Johor Corp.
1.00%, 07/31/2012 §	MYR1,246	573
Mexico—0.1%
BBVA Bancomer SA
6.50%, 03/10/2021—144A	$174	173
Petroleos Mexicanos
6.00%, 03/05/2020	242	271
Netherlands—0.2%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.38%, 01/19/2017	400	411
Singapore—0.0%¥
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017—144A ^	144	153
Yanlord Land Group, Ltd.
9.50%, 05/04/2017—144A	170	142
Switzerland—0.1%
UBS AG
1.88%, 01/23/2015—144A	272	271
United States—0.8%
Ally Financial, Inc.
4.50%, 02/11/2014	195	195
BAC Capital Trust XI
6.63%, 05/23/2036	73	68
Building Materials Corp., of America
6.88%, 08/15/2018—144A	111	117
Calpine Corp.
7.50%, 02/15/2021—144A	45	48
7.88%, 07/31/2020—144A	112	121
Calpine Corp. (Escrow Shares)
8.75%, 07/15/2013	2,142	♦
Consol Energy, Inc.
8.00%, 04/01/2017	448	484
DaVita, Inc.
6.38%, 11/01/2018	166	175
6.63%, 11/01/2020	148	157
Deutsche Bank Capital Funding Trust VII
5.63%, 12/31/2049—144A * Ž	64	49
DJO Finance LLC
9.75%, 10/15/2017	50	38

	Principal (000’s)	Value (000’s)
United States (continued)
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	$112	$125
7.00%, 04/15/2015	100	110
Hertz Corp.
7.50%, 10/15/2018	21	22
HSBC Finance Corp.
6.68%, 01/15/2021	97	101
Hughes Satellite Systems Corp.
6.50%, 06/15/2019—144A	219	228
7.63%, 06/15/2021—144A	89	94
Linn Energy LLC/Linn Energy Finance Corp.
7.75%, 02/01/2021	214	231
Morgan Stanley
3.80%, 04/29/2016	275	267
NRG Energy, Inc.
8.25%, 09/01/2020	45	44
Phibro Animal Health Corp.
9.25%, 07/01/2018—144A	52	48
Post Holdings, Inc.
7.38%, 02/15/2022—144A	36	37
Reliance Holdings USA, Inc.
4.50%, 10/19/2020—144A	294	277
SunGard Data Systems, Inc.
7.38%, 11/15/2018	241	254
Texas Industries, Inc.
9.25%, 08/15/2020 ^	367	342
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017—144A	114	116

Total Corporate Debt Securities (cost $9,693)		9,958

CONVERTIBLE BONDS—3.4%
Bermuda—0.0% ¥
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 §	SGD1,400	33
Cayman Islands—0.4%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012 §	$600	120
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 §	CNY2,700	26
Pyrus, Ltd.
7.50%, 12/20/2015—144A §	$500	495
Zeus Cayman
Zero Coupon, 08/19/2013	JPY67,000	869
Zeus Cayman II
1.59% , 08/18/2016 §	24,000	302
China—0.1%
China Petroleum & Chemical Corp.
3.21%, 04/24/2014 	HKD2,920	446
India—0.4%
REI Agro, Ltd.
5.50%, 11/13/2014—144A §	$640	486
Suzlon Energy, Ltd.
Zero Coupon, 06/12/2012	275	325
Zero Coupon, 07/25/2014	342	264
25.75%, 10/11/2012 §	300	324

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
India (continued)
Tata Steel, Ltd.
1.00%, 09/05/2012	$200	$243
Jersey, Channel Islands—0.3%
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012 ^	1,940	1,270
Luxembourg—0.0% ¥
Subsea 7 SA
2.25%, 10/11/2013	100	112
Malaysia—0.0% ¥
Paka Capital, Ltd.
Zero Coupon, 03/12/2013	200	199
Netherlands—0.3%
Bio City Development Co. B.V.
8.00%, 07/06/2018—144A §	1,200	1,200
Portugal Telecom International Finance BV
4.13%, 08/28/2014	100	109
Singapore—0.9%
Capitaland, Ltd.
2.10%, 11/15/2016	500	393
2.95%, 06/20/2022	1,250	926
3.13%, 03/05/2018	1,250	1,018
Keppel Land, Ltd.
2.50%, 06/23/2013	200	159
Olam International, Ltd.
6.00%, 10/15/2016	600	719
Wilmar International, Ltd.
Zero Coupon, 12/18/2012	300	372
Ying Li International Real Estate, Ltd.
4.00%, 03/03/2015 §	SGD750	507
United Kingdom—0.0% ¥
Anglo American PLC
4.00%, 05/07/2014	$100	156
Essar Energy PLC
4.25%, 02/01/2016	400	187
United States—1.0%
3D Systems Corp.
5.50%, 12/15/2016—144A	214	243
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014	311	295
Electronic Arts, Inc.
0.75%, 07/15/2016—144A ^	365	344
Gilead Sciences, Inc.
0.63%, 05/01/2013	435	573
Hologic, Inc.
2.00%, 12/15/2037 *^	700	830
Mylan, Inc.
3.75%, 09/15/2015	409	697
SM Energy Co.
3.50%, 04/01/2027	232	315
Take-Two Interactive Software, Inc.
4.38%, 06/01/2014	81	128

	Principal (000’s)	Value
United States (continued)
Take-Two Interactive Software, Inc. (continued)
1.75%, 12/01/2016—144A	$215	$230

Total Convertible Bonds (cost $16,032)		14,915

LOAN ASSIGNMENTS—0.4%
Mexico—0.1%
Financiera URBI S.A.
3.54%, 04/12/2012	330	327
United States—0.3%
Obsidian Natural Gas Trust
7.00%, 11/02/2015 * §	970	969
Vodafone Americas Finance, Tranche B
6.25%, 07/11/2016 * §	386	383

Total Loan Assignments (cost $1,679)		1,679

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS—1.5%
Japan—0.6%
Japan Treasury Discount Bill
0.11%, 03/09/2012 	JPY110,000	1,444
0.12%, 05/14/2012 	80,000	1,049
Malaysia—0.3%
Bank Negara Malaysia Monetary Notes
3.02%, 03/01/2012  Δ	MYR4,038	1,324
Mexico—0.2%
Mexico Cetes
4.58%, 02/09/2012 	MXN11,088	850
Singapore—0.4%
Singapore Treasury Bill
0.30%, 02/02/2012 	SGD993	789
0.33%, 05/03/2012 	1,080	858

Total Short-Term Foreign Government Obligations (cost $6,329)		6,314

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—8.4%
United States—8.4%
U.S. Treasury Bill
Zero Coupon, 02/16/2012 ^	$825	825
0.01%, 02/09/2012  ^	3,315	3,315
0.01%, 02/23/2012 	2,350	2,350
0.02%, 03/01/2012  ^	3,770	3,770
0.03%, 03/15/2012—03/22/2012  ^	4,275	4,275
0.04%, 03/29/2012—04/05/2012  ^	5,785	5,785
0.04%, 04/12/2012—04/19/2012 	7,425	7,424
0.06%, 05/31/2012  ^	4,400	4,399
0.07%, 06/14/2012—07/05/2012 	4,050	4,050

Total Short-Term U.S. Government Obligations (cost $36,193)		36,193

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS—0.1%
United States—0.1%
Crown Castle International Corp., 6.25% §	2,053	134
Wells Fargo & Co., 7.50%	185	203

Total Convertible Preferred Stocks (cost $313)		337

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—1.8%
Brazil—0.5%
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, 1.10% 	22,708	$949
Itau Unibanco Holding SA, 3.09% 	30,760	618
Usinas Siderurgicas de Minas Gerais SA, 2.88% 	9,000	60
Vale SA, 7.07% 	28,324	692
Germany—0.3%
Volkswagen AG, 1.78% 	5,910	1,047
Switzerland—0.0% ¥
UBS AG, 9.38% ^	11,850	206
United Kingdom—0.1%
HSBC Holdings PLC, 8.00% ^	10,400	281
United States—0.9%
Chesapeake Energy Corp., 5.75%—144A	933	920
Citigroup Capital XIII, 7.88% *	10,657	287
General Motors Co., 4.75%	12,450	499
GMAC Capital Trust I, 8.13% *	23,008	511
Health Care REIT, Inc., 6.50%	5,650	302
Omnicare Capital Trust II, 4.00%	3,800	172
PPL Corp., 8.75%	5,488	288
PPL Corp., 9.50%	6,100	331
SandRidge Energy, Inc., 7.00%	2,400	282
US Bancorp, 6.50% *	10,976	280
Wachovia Capital Trust IV, 6.38%	1,075	27

Total Preferred Stocks (cost $7,292)		7,752

COMMON STOCKS—62.9%
Argentina—0.0% ¥
Banco Macro SA ADR	1,700	42
Cresud SACIF y A ADR	4,500	57
IRSA Inversiones y Representaciones SA ADR	5,400	55
Pampa Energia SA ADR ^	5,300	59
Telecom Argentina SA ADR ^	1,700	36
Australia—1.2%
Asciano, Ltd.	41,041	205
BHP Billiton, Ltd.	36,006	1,433
CSL, Ltd.	13,554	448
Newcrest Mining, Ltd.	37,097	1,328
Orica, Ltd.	10,145	267
Rio Tinto, Ltd. ^	14,763	1,084
Telstra Corp., Ltd.	68,097	241
Austria—0.0% ¥
Telekom Austria AG	7,696	90
Belgium—0.0% ¥
RHJ International—144A ‡	17,100	78
RHJ International ‡	36,300	165

	Shares	Value (000’s)
Bermuda—0.8%
Arch Capital Group, Ltd. ‡	6,169	$222
Axis Capital Holdings, Ltd.	1,456	45
Cheung Kong Infrastructure Holdings, Ltd.	40,400	231
China Resources Gas Group, Ltd.	126,000	182
Cosan, Ltd.—Class A	56,954	731
Endurance Specialty Holdings, Ltd.	7,102	266
Freescale Semiconductor Holdings I, Ltd. ‡ ^	34,500	551
Marvell Technology Group, Ltd. ‡	13,793	214
Noble Group, Ltd. ^	69,405	74
Platinum Underwriters Holdings, Ltd. ^	3,340	114
RenaissanceRe Holdings, Ltd.	3,357	245
Validus Holdings, Ltd.	5,061	162
VimpelCom, Ltd. ADR	24,100	257
Brazil—1.8%
Banco do Brasil SA	15,283	238
Cia Energetica de Minas Gerais ADR ^	22,648	458
Cyrela Brazil Realty SA Empreendimentos e Participacoes	45,050	417
Hypermarcas SA	106,866	650
MRV Engenharia e Participacoes SA	77,144	594
OGX Petroleo e Gas Participacoes SA ‡	21,900	207
Petroleo Brasileiro SA—Class A ADR	101,914	2,846
Qualicorp SA ‡	35,002	346
SLC Agricola SA	36,199	331
Telefonica Brasil SA ADR	46,129	1,284
Tractebel Energia SA	11,625	202
Canada—2.8%
Agnico-Eagle Mines, Ltd.	12,300	460
Alamos Gold, Inc. ^	23,558	483
Bank of Nova Scotia	3,547	182
Barrick Gold Corp.	26,242	1,293
BCE, Inc. ^	1,100	45
Brookfield Asset Management, Inc.—Class A	11,495	350
Canadian Natural Resources, Ltd.	15,042	596
Canadian Pacific Railway, Ltd.	6,518	465
Detour Gold Corp. ‡	9,500	265
Eldorado Gold Corp. ^	53,888	816
Goldcorp, Inc.	43,652	2,112
IAMGOLD Corp.	45,502	761
Katanga Mining, Ltd. ‡ ^	53,021	67
Kinross Gold Corp.	59,463	672
Osisko Mining Corp. ‡	22,200	265
Potash Corp., of Saskatchewan, Inc.	8,460	395
Rogers Communications, Inc.—Class B ^	11,036	424
Silver Wheaton Corp. ^	19,139	682
Sino-Forest Corp.—Class A ‡ ^	20,700	28
Suncor Energy, Inc.	22,535	776
Talisman Energy, Inc.	18,835	225
Teck Resources, Ltd.—Class B	1,640	69
TELUS Corp. ‡	3,170	178
Toronto-Dominion Bank ^	800	62
Valeant Pharmaceuticals International, Inc. ‡	4,600	223
Cayman Islands—0.1%
Chaoda Modern Agriculture Holdings, Ltd.	1,090,190	34
Haitian International Holdings, Ltd.	81,400	85
Herbalife, Ltd.	1,200	69
Mindray Medical International, Ltd. ADR	2,200	65

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Cayman Islands (continued)
Mongolian Mining Corp. ‡	116,000	$93
Tianjin Port Development Holdings, Ltd.	1,087,600	153
Yuanda China Holdings, Ltd. ‡	1,104,000	152
Zhongsheng Group Holdings, Ltd.	126,403	253
Chile—0.1%
Sociedad Quimica y Minera de Chile SA ADR	3,741	220
China—0.2%
China BlueChemical, Ltd.	257,900	196
China Life Insurance Co., Ltd. ADR	1,843	81
China Shenhua Energy Co., Ltd.—Class H	54,952	242
China Telecom Corp., Ltd.	276,400	155
CSR Corp., Ltd.	87,200	58
Dongfang Electric Corp., Ltd.	58,800	174
Dongfeng Motor Group Co., Ltd.—Class H	77,000	144
Guangshen Railway Co., Ltd.	338,600	124
Guangzhou Automobile Group Co., Ltd.	183,686	199
Huaneng Power International, Inc.—Class H	319,300	194
Jiangsu Expressway Co., Ltd.—Class H	147,300	147
Ping An Insurance Group Co.—Class H	17,938	142
Shanghai Electric Group Co., Ltd.—Class H	391,600	180
Shanghai Pharmaceuticals Holding Co., Ltd. ‡	105,000	174
Sinopharm Group Co., Ltd.—Class H	126,700	301
Egypt—0.1%
Telecom Egypt Co.	97,778	245
France—1.5%
AtoS	2,200	111
AXA SA	33,400	507
BNP Paribas SA	17,681	749
Cie Generale D’optique Essilor International SA	9,383	687
Eutelsat Communications SA	6,800	252
France Telecom SA	20,167	302
LVMH Moet Hennessy Louis Vuitton SA	3,501	566
Sanofi	8,838	653
Sanofi ADR	1,261	47
Societe Generale SA	8,212	219
Technip SA	1,806	169
Total SA	18,040	953
Total SA ADR ^	18,719	992
Vivendi SA	9,489	199
Germany—2.0%
Allianz SE	4,562	502
BASF SE	24,150	1,857
Bayer AG	11,839	829
Bayerische Motoren Werke AG	4,256	364
Beiersdorf AG	1,060	64
Daimler AG	11,724	648
Deutsche Bank AG ^	7,750	329
Deutsche Telekom AG	55,586	625
Fresenius Medical Care AG & Co., KGaA	11,116	793
Infineon Technologies AG	35,465	324
Kabel Deutschland Holding AG ‡	6,076	317
Lanxess AG	7,550	492
Muenchener Rueckversicherungs AG	1,577	205
Siemens AG	14,908	1,407
SMA Solar Technology AG ^	1,223	76
Guernsey, Channel Islands—0.0% ¥
Amdocs, Ltd. ‡	2,185	64
Hong Kong—1.0%
AIA Group, Ltd.	52,500	176

	Shares	Value (000’s)
Hong Kong (continued)
Beijing Enterprises Holdings, Ltd.	167,320	$971
Cheung Kong Holdings, Ltd.	21,500	289
China Mobile, Ltd.	30,000	307
China Resources Power Holdings Co., Ltd.	156,000	305
China Unicom, Ltd.	108,400	200
Hutchison Whampoa, Ltd.	37,800	360
Link Real Estate Investment Trust	217,467	795
Tianjin Development Holdings, Ltd. ‡	714,500	391
Wharf Holdings, Ltd.	55,277	315
India—0.7%
Adani Enterprises, Ltd.	30,447	257
Adani Power, Ltd. ‡	136,893	221
Bharat Heavy Electricals, Ltd.	78,333	396
Housing Development Finance Corp.	48,157	682
Larsen & Toubro, Ltd.	6,124	162
Reliance Industries, Ltd.	23,925	396
Indonesia—0.1%
Bumi Resources PT	1,204,701	342
Telekomunikasi Indonesia PT	138,400	105
Ireland—0.4%
Accenture PLC—Class A	1,032	59
Covidien PLC	6,212	320
Seagate Technology PLC ■	14,500	307
XL Group PLC—Class A	50,490	1,023
Israel—0.2%
Check Point Software Technologies, Ltd. ‡	1,100	62
Teva Pharmaceutical Industries, Ltd. ADR ■	23,590	1,065
Italy—0.5%
Assicurazioni Generali SpA	7,520	117
ENI SpA	40,871	903
Fiat Industrial SpA ‡	63,459	622
Intesa Sanpaolo SpA	150,592	288
Telecom Italia SpA	106,040	108
Japan—7.5%
Aisin Seiki Co., Ltd.	6,730	213
Asahi Kasei Corp.	44,800	283
Astellas Pharma, Inc.	5,900	242
Bridgestone Corp.	17,700	403
Canon, Inc.	17,264	745
Daihatsu Motor Co., Ltd. ^	17,780	343
Daiwa House Industry Co., Ltd.	17,070	216
Denso Corp.	9,170	273
East Japan Railway Co.	17,365	1,124
Fanuc Corp.	2,250	378
Fuji Heavy Industries, Ltd.	107,420	730
Futaba Industrial Co., Ltd. ^	16,400	99
Hitachi Chemical Co., Ltd. ^	14,200	250
Hitachi, Ltd.	43,300	242
Honda Motor Co., Ltd.	24,982	874
Hoya Corp.	24,189	513
INPEX Corp.	138	941
JGC Corp.	24,910	686
JSR Corp. ^	9,800	200
KAO Corp.	6,200	163
KDDI Corp.	101	640
Kinden Corp.	16,600	145
Kirin Holdings Co., Ltd.	34,100	418
Komatsu, Ltd.	11,500	324
Kubota Corp. ^	83,584	753
Kuraray Co., Ltd.	23,830	346
Kyowa Hakko Kirin Co., Ltd. ^	31,180	384
Marubeni Corp. ^	61,300	423

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Mitsubishi Corp.	58,420	$1,334
Mitsubishi Tanabe Pharma Corp.	12,100	170
Mitsubishi UFJ Financial Group, Inc. ^	89,220	409
Mitsui & Co., Ltd.	69,432	1,179
Mitsui Fudosan Co., Ltd.	10,500	173
MS&AD Insurance Group Holdings	27,517	564
Murata Manufacturing Co., Ltd. ^	7,850	450
Nintendo Co., Ltd.	3,200	434
Nippon Building Fund, Inc. REIT	10	90
Nippon Electric Glass Co., Ltd. ^	27,800	242
Nippon Telegraph & Telephone Corp.	14,830	741
NKSJ Holdings, Inc.	19,299	420
NTT DoCoMo, Inc.	922	1,637
NTT Urban Development Corp. ^	55	40
Okumura Corp.	58,300	254
Rinnai Corp. ^	3,880	269
ROHM Co., Ltd. ^	4,860	241
Shin-Etsu Chemical Co., Ltd.	19,376	1,007
Sony Financial Holdings, Inc. ^	11,500	191
Sumitomo Chemical Co., Ltd. ^	138,520	558
Sumitomo Electric Industries, Ltd.	12,600	152
Sumitomo Mitsui Financial Group, Inc.	10,080	321
Suzuki Motor Corp.	48,662	1,110
TDK Corp.	6,420	306
Terumo Corp.	4,750	228
Toda Corp.	56,900	227
Toho Co., Ltd. ^	9,681	168
Tokio Marine Holdings, Inc.	44,700	1,121
Tokyo Gas Co., Ltd.	157,370	727
Toyota Industries Corp.	24,937	714
Toyota Motor Corp.	12,170	449
UBE Industries, Ltd.	140,100	403
West Japan Railway Co.	8,300	352
Yahoo! Japan Corp. ^	715	218
Yamada Denki Co., Ltd.	5,480	349
Jersey, Channel Islands—0.4%
Genel Energy PLC ‡	26,650	357
Glencore International PLC ^	30,300	196
Polyus Gold International, Ltd. GDR ‡	188,154	615
Randgold Resources, Ltd. ADR^	7,031	804
Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR	30,357	480
Korea, Republic of—1.1%
Cheil Industries, Inc.	2,489	223
Hyundai Motor Co.	2,231	439
KT Corp.	1,400	42
KT Corp. ADR	18,540	276
KT&G Corp.	6,010	421
LG Corp.	3,549	222
Mando Corp.	459	74
POSCO	603	222
POSCO ADR	2,671	245
Samsung Electronics Co., Ltd.	1,339	1,319
Samsung Fine Chemicals Co., Ltd.	3,140	172
Luxembourg—0.1%
Millicom International Cellular SA	600	59
Tenaris SA ADR ^	6,686	262
Malaysia—0.3%
Axiata Group Bhd	506,112	777
British American Tobacco Malaysia Bhd ‡	10,200	166
IOI Corp., Bhd	46,698	83
Telekom Malaysia Bhd	385,324	608

	Shares	Value (000’s)
Malaysia (continued)
YTL Power International Bhd	179,105	$109
Mexico—0.2%
America Movil SAB de CV ADR	37,252	865
Fomento Economico Mexicano SAB de CV ADR	2,453	173
Netherland Antilles—0.4%
Schlumberger, Ltd.	19,984	1,503
Netherlands—0.3%
ASML Holding NV—Class G	1,500	64
CNH Global N.V. ‡ ^	1,700	71
ING Groep NV ‡	59,700	543
Koninklijke Philips Electronics NV	26,318	532
Lyondellbasell Industries NV—Class A	1,300	56
Unilever NV	3,338	111
Unilever NV—CVA	9,320	310
Norway—0.2%
DnB ASA	36,686	387
Statoil ASA	19,654	493
Telenor ASA	5,110	83
Panama—0.1%
McDermott International, Inc. ‡ ^	22,257	271
Philippines—0.0%¥
Philippine Long Distance Telephone Co. ADR	3,134	199
Portugal—0.0% ¥
Zon Multimedia	35,200	113
Russian Federation—0.7%
Federal Hydrogenerating Co. JSC	1,558,346	53
Federal Hydrogenerating Co. JSC ADR	179,167	695
Kuzbassrazrezugol	422,660	118
LSR Group—144A GDR	60,800	290
Magnitogorsk Iron & Steel Works GDR	31,500	187
Novorossiysk Commercial Sea Port PJSC GDR	30,652	214
Rosneft Oil Co. GDR	58,284	430
Sberbank of Russia	341,713	1,021
Uralkali OJSC GDR ^	800	28
Singapore—0.5%
Capitaland, Ltd.	163,150	341
DBS Group Holdings, Ltd.	17,770	191
Fraser and Neave, Ltd. ^	83,400	450
Global Logistic Properties, Ltd.—Class L ‡	105,800	167
Keppel Corp., Ltd.	71,111	613
MobileOne, Ltd.	93,930	181
Oversea-Chinese Banking Corp.	75,190	514
Raffles Medical Group, Ltd.	73,200	129
SembCorp Marine, Ltd. ^	43,010	170
Singapore Press Holdings, Ltd. ^	44,080	130
Singapore Telecommunications, Ltd.	219,450	541
United Overseas Bank, Ltd.	9,970	137
South Africa—0.0% ¥
AngloGold Ashanti, Ltd. ADR	1,968	90
Harmony Gold Mining Co., Ltd. ADR	9,900	119
Life Healthcare Group Holdings, Ltd.	75,600	205
Spain—0.2%
Repsol YPF SA	11,350	312
Telefonica SA	30,575	533
Telefonica SA ADR	5,800	101
Sweden—0.0% ¥
Nordea Bank AB	15,900	133
SKF AB—Class B	6,000	142
Swedbank AB—Class A	7,400	106

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Switzerland—1.6%
ACE, Ltd.	17,337	$1,208
Cie Financiere Richemont SA	3,982	225
Garmin, Ltd. ^	1,573	66
Nestle SA	21,857	1,254
Novartis AG	14,049	760
Roche Holding AG	3,137	531
Swisscom AG	958	378
TE Connectivity, Ltd.	1,932	66
Transocean, Ltd.	2,582	122
UBS AG ‡	33,920	462
Weatherford International, Ltd. ‡	18,546	310
Zurich Financial Services AG ‡	1,282	308
Taiwan—0.6%
Cheng Shin Rubber Industry Co., Ltd.	77,000	183
Chunghwa Telecom Co., Ltd.	87,116	283
Chunghwa Telecom Co., Ltd. ADR ^	16,964	550
Far EasTone Telecommunications Co., Ltd.	143,000	275
High Tech Computer Corp.	24,825	407
Hon Hai Precision Industry Co., Ltd.	59,046	190
Taiwan Semiconductor Manufacturing Co., Ltd.	146,888	390
Yulon Motor Co., Ltd.	119,000	233
Thailand—0.3%
Hana Microelectronics PCL	8,458	5
PTT Global Chemical PCL ‡	224,337	482
PTT PCL	28,997	319
Siam Commercial Bank PCL	100,375	393
Turkey—0.4%
Bim Birlesik Magazalar AS	7,862	242
Tupras Turkiye Petrol Rafinerileri AS	9,713	221
Turk Telekomunikasyon AS	52,325	234
Turkcell Iletisim Hizmetleri As ‡	23,747	122
Turkiye Garanti Bankasi AS	70,589	255
United Kingdom—2.7%
Amlin PLC	13,200	71
Anglo American PLC	12,057	499
Antofagasta PLC	29,824	608
AstraZeneca PLC ADR	1,300	63
BG Group PLC	62,294	1,399
BHP Billiton PLC	13,128	439
BP PLC	77,961	578
BP PLC ADR	17,478	802
British American Tobacco PLC	6,133	282
British Sky Broadcasting Group PLC	4,004	44
BT Group PLC—Class A	189,389	607
Diageo PLC ADR	12,354	1,094
GlaxoSmithKline PLC ADR	1,400	62
Guinness Peat Group PLC	292,904	134
HSBC Holdings PLC	64,214	536
International Power PLC	153,225	810
Lloyds TSB Group PLC ‡	254,044	123
National Grid PLC	85,673	853
Petropavlovsk PLC	5,200	62
Rio Tinto PLC	10,624	637
Royal Dutch Shell PLC—Class A ADR	10,507	750
SSE PLC	35,877	691
Unilever PLC	5,910	191
Unilever PLC ADR ^	3,700	120
Vodafone Group PLC	151,433	408
Vodafone Group PLC ADR	10,026	272
United States—31.7%
3M Co.	6,787	589

	Shares	Value (000’s)
United States (continued)
Abbott Laboratories	14,567	$789
Activision Blizzard, Inc. ▪	75,823	936
Adobe Systems, Inc. ‡	2,400	74
AES Corp. ‡ ▪	42,597	544
Aetna, Inc.	23,776	1,039
Agilent Technologies, Inc. ‡	13,447	572
Albemarle Corp.	900	58
Alcoa, Inc. ^	65,139	662
Alliance Data Systems Corp. ‡ ^	600	66
Alliance Resource Partners, LP	3,204	254
Allstate Corp.	4,380	126
Altera Corp.	1,400	56
Altria Group, Inc.	16,740	475
Ameren Corp.	1,900	60
American Eagle Outfitters, Inc. ▪	33,800	477
American Electric Power Co., Inc.	7,772	307
American Express Co.	4,400	221
American Tower Corp.—Class A REIT	9,923	630
American Water Works Co., Inc.	8,403	283
Ameriprise Financial, Inc.	900	48
AmerisourceBergen Corp.—Class A	9,866	384
Amgen, Inc.	928	63
Anadarko Petroleum Corp.	9,140	738
Analog Devices, Inc.	1,300	51
Apache Corp.	6,360	629
Apple, Inc. ‡ ▪	11,501	5,249
Applied Materials, Inc. ▪	37,800	464
Arrow Electronics, Inc. ‡	1,300	54
AT&T, Inc.	81,840	2,406
Autoliv, Inc. ^	600	38
Baker Hughes, Inc.	4,174	205
Bank of America Corp.	136,768	975
Bank of New York Mellon Corp.	41,860	843
Becton, Dickinson and Co.	700	55
Biogen Idec, Inc. ‡	768	91
BMC Software, Inc. ‡	1,269	46
Boeing Co.	13,453	997
BorgWarner, Inc. ‡ ^	3,324	248
Bristol-Myers Squibb Co.	49,167	1,585
CA, Inc.	33,107	853
Calpine Corp. ‡	25,179	368
Capital One Financial Corp.	1,100	50
Cardinal Health, Inc.	1,259	54
Celgene Corp. ‡	3,900	284
CenturyLink, Inc.	12,277	455
Chevron Corp.	25,660	2,645
Chubb Corp. ^	7,172	483
CIGNA Corp.	7,510	337
Cisco Systems, Inc. ▪	96,998	1,904
Citigroup, Inc.	55,163	1,695
CMS Energy Corp.	13,185	288
CNA Financial Corp.	1,200	33
Coach, Inc.	900	63
Coca-Cola Co.	5,044	341
Coca-Cola Enterprises, Inc.	1,900	51
Cognizant Technology Solutions Corp.— Class A ‡	1,958	140
Colgate-Palmolive Co.	9,006	817
Comcast Corp.—Class A	51,026	1,358
Comverse Technology, Inc. ‡	520	3
ConAgra Foods, Inc.	7,386	197
ConocoPhillips	940	64

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Consol Energy, Inc.	47,870	$1,711
Consolidated Edison, Inc. ^	4,940	291
Constellation Brands, Inc.—Class A ‡	6,010	126
Constellation Energy Group, Inc.	1,100	40
Corning, Inc. ▪	109,510	1,409
Coventry Health Care, Inc. ‡	1,500	45
Crown Castle International Corp. ‡	1,908	92
Crown Holdings, Inc. ‡	5,543	200
CVS Caremark Corp.	18,181	759
DaVita, Inc. ‡	5,120	419
Dell, Inc. ‡ ▪	35,381	610
Devon Energy Corp.	10,133	647
Diamond Offshore Drilling, Inc. ^	1,000	62
Discover Financial Services	17,861	485
DISH Network Corp.—Class A	6,705	187
Dominion Resources, Inc.	5,569	279
Dow Chemical Co.	19,260	645
Dr. Pepper Snapple Group, Inc.	5,137	199
E.I. du Pont de Nemours & Co.	13,286	676
Eastman Chemical Co.	1,200	60
eBay, Inc. ‡	9,757	308
Electronic Arts, Inc. ‡ ▪	30,130	560
Eli Lilly & Co.	6,535	260
EMC Corp. ‡ ▪	33,878	873
Entergy Corp.	4,542	315
EQT Corp.	8,725	441
Exelon Corp. ^	12,136	483
Expedia, Inc. ^	1,390	45
Exxon Mobil Corp.	66,433	5,563
Fidelity National Financial, Inc.—Class A	17,321	315
Fidelity National Information Services, Inc.	967	28
First Solar, Inc. ‡ ^	4,543	192
FMC Corp.	14,023	1,300
Ford Motor Co. ^	50,829	631
Freeport-McMoRan Copper & Gold, Inc.	15,940	737
General Dynamics Corp.	6,943	480
General Electric Co.	141,206	2,642
General Mills, Inc. ▪	16,028	638
General Motors Co. ‡	23,750	570
Gilead Sciences, Inc. ‡	11,927	582
Goldman Sachs Group, Inc.	8,307	925
Google, Inc.—Class A ‡	3,636	2,110
Halliburton Co.	15,774	580
Harris Corp. ^	879	36
HCA Holdings, Inc. ‡	18,051	441
Healthsouth Corp. ‡ ^	13,098	253
Helmerich & Payne, Inc. ^	1,200	74
Hess Corp.	7,261	409
Hewlett-Packard Co.	32,710	915
HJ Heinz Co. ^	3,594	186
Hologic, Inc. ‡	24,786	505
Humana, Inc.	6,916	616
Intel Corp.	49,643	1,312
International Business Machines Corp. ▪	13,966	2,690
International Game Technology	15,847	252
International Paper Co.	7,070	221
Intuit, Inc.	1,100	62
ITC Holdings Corp.	3,000	221
Johnson & Johnson	39,908	2,630
Johnson Controls, Inc.	8,400	267
JPMorgan Chase & Co.	55,407	2,067
Juniper Networks, Inc. ‡	21,300	446

	Shares	Value (000’s)
United States (continued)
KBR, Inc.	13,120	$422
KLA-Tencor Corp. ^	1,100	56
Kroger Co.	2,300	55
L-3 Communications Holdings, Inc.	900	64
Lear Corp.	1,500	63
Liberty Global, Inc. ‡	1,100	50
Life Technologies Corp. ‡	9,267	449
Limited Brands, Inc.	1,417	59
Lincoln National Corp.	1,800	39
Lorillard, Inc.	2,485	267
Macy’s, Inc.	1,500	51
Marathon Oil Corp.	19,995	628
Marathon Petroleum Corp.	26,282	1,004
Mastercard, Inc.—Class A	1,860	661
Mattel, Inc. ^	15,913	493
McDonald’s Corp. ▪	6,317	626
McGraw-Hill Cos., Inc.	1,159	53
McKesson Corp.	7,258	593
Mead Johnson Nutrition Co.—Class A	12,045	892
Medco Health Solutions, Inc. ‡	9,131	566
Medtronic, Inc.	21,670	837
Merck & Co., Inc.	45,013	1,722
MetLife, Inc.	8,456	299
MetroPCS Communications, Inc. ‡	18,000	159
Mettler-Toledo International, Inc. ‡ ^	1,506	264
Microsoft Corp.	139,675	4,125
Morgan Stanley	27,689	516
Motorola Mobility Holdings, Inc. ‡	8,700	336
Motorola Solutions, Inc.	5,714	265
Murphy Oil Corp.	1,100	66
Mylan, Inc. ‡	22,083	458
National Oilwell Varco, Inc.	17,800	1,318
NetApp, Inc. ‡ ▪	11,600	438
Newmont Mining Corp.	29,135	1,791
Nextera Energy, Inc.	15,624	936
Northern Trust Corp.	5,840	241
NRG Energy, Inc. ‡ ▪	12,280	207
Occidental Petroleum Corp.	20,373	2,033
Oracle Corp. ▪	103,970	2,932
PACCAR, Inc. ^	5,101	225
Pall Corp.	2,929	175
Parker Hannifin Corp.	800	65
PerkinElmer, Inc. ^	9,967	239
Perrigo Co. ^	3,965	379
Pfizer, Inc.	106,020	2,269
PG&E Corp.	9,218	375
Philip Morris International, Inc.	11,839	885
Polycom, Inc. ‡ ▪	21,690	433
PPG Industries, Inc.	600	54
PPL Corp.	16,876	469
Praxair, Inc.	2,369	252
Precision Castparts Corp.	3,303	541
Principal Financial Group, Inc.	4,008	109
Procter & Gamble Co.	16,143	1,018
Progressive Corp. ^	9,391	190
Prudential Financial, Inc.	4,473	256
PulteGroup, Inc. ‡ ^	44,168	329
QEP Resources, Inc.	21,746	623
QUALCOMM, Inc.	29,441	1,732
Quicksilver Resources, Inc. ‡ ^	71,937	360
Ralph Lauren Corp.—Class A	300	46

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Reinsurance Group of America, Inc.—Class A	900	$49
Ross Stores, Inc.	816	41
Ryder System, Inc.	1,255	71
SanDisk Corp. ‡ ▪	16,509	757
Sara Lee Corp. ▪	44,698	856
Simon Property Group, Inc. REIT	2,380	323
SM Energy Co. ^	7,639	554
Southern Co.	17,781	811
Spirit Aerosystems Holdings, Inc.—Class A ‡ ^	20,534	467
St. Joe Co. ‡^	74,753	1,194
State Street Corp.	18,781	736
Symantec Corp. ‡	25,781	443
Teradata Corp. ‡	1,541	83
Texas Instruments, Inc. ^	13,345	432
Thermo Fisher Scientific, Inc. ‡	8,420	445
Time Warner Cable, Inc.	4,153	306
Torchmark Corp. ^	1,249	57
Travelers Cos., Inc.	15,612	910
U.S. Bancorp ▪	34,117	963
Union Pacific Corp.	14,829	1,694
United Technologies Corp.	9,799	768
UnitedHealth Group, Inc.	11,920	617
Universal Health Services, Inc.—Class B ▪	5,700	235
Unum Group	2,329	53
Urban Outfitters, Inc. ‡ ^	1,400	37
Valero Energy Corp.	18,021	432
Vanguard Health Systems, Inc. ‡ ^	10,800	121
Verizon Communications, Inc.	29,045	1,094
Vertex Pharmaceuticals, Inc. ‡ ▪	13,243	489
Viacom, Inc.—Class B	7,201	339
Visa, Inc.—Class A	8,333	839
Wal-Mart Stores, Inc.	24,786	1,521
Walt Disney Co.	12,969	504
Waters Corp. ‡	5,451	472
WellPoint, Inc.	13,959	898
Wells Fargo & Co.	48,333	1,411
Western Digital Corp. ‡	2,555	93
Western Union Co.	2,400	46
Whiting Petroleum Corp. ‡	18,669	935
Wyndham Worldwide Corp.	1,200	48
Xerox Corp.	46,820	363

Total Common Stocks (cost $247,075)		272,127

INVESTMENT COMPANIES—2.3%
Cayman Islands—0.0% ¥
Dragon Capital—Vietnam Enterprise Investments, Ltd.	31,613	65
Vinaland, Ltd.	121,959	70
United States—2.3%
ETFS Physical Palladium Shares ‡	3,900	265
ETFS Platinum Trust ‡	3,300	518
iShares Silver Trust ‡	3,500	113
SPDR Gold Shares ‡	52,882	8,953

Total Investment Companies (cost $6,948)		9,984

	Shares		Value (000’s)
WARRANTS—0.0% ¥
Australia—0.0%
TFS Corp., Ltd. ‡
Expiration: 07/15/2018 Exercise Price: AUD1.28	190,550		$ ♦
Canada—0.0% ¥
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $32.00	9,602		8
United States—0.0% ¥
Ford Motor Co. ‡
Expiration: 01/01/2013
Exercise Price: $9.20	43,117		155

Total Warrants (cost $235)			163

	Notional Amount (000’s)		Value (000’s)
PURCHASED OPTIONS—0.3%
Call Options—0.1%
Citi TAIEX Index	$2		7
Call Strike $290.81 Expires 12/19/2012
Citi TAIEX Index	2		6
Call Strike $301.94
Expires 12/19/2012
DAX Price Index		♦	52
Call Strike $3,319.87
Expires 09/21/2012
Euro Stoxx 50 Index	EUR2		63
Call Strike $2,450.00
Expires 02/17/2012
MSCI Europe Excluding United Kingdom Index	$5		1
Call Strike $102.90
Expires 06/15/2012
MSCI Europe Excluding United Kingdom Index	11		2
Call Strike $104.71
Expires 06/15/2012
MSCI Europe Excluding United Kingdom Index	15		14
Call Strike $99.43
Expires 07/12/2012
MSCI Europe Excluding United Kingdom Index	7		50
Call Strike $86.70
Expires 09/21/2012
Quicksilver Resources, Inc.	10		1
Call Strike $9.00
Expires 03/17/2012
S&P 500 Index	1		♦
Call Strike $1,373.88
Expires 02/10/2012

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
S&P 500 Index	$2	$9
Call Strike $1,350.00
Expires 02/18/2012
S&P 500 Index	4	192
Call Strike $1,265.00
Expires 02/18/2012
S&P 500 Index	¿	10
Call Strike $1,282.00
Expires 02/24/2012
S&P 500 Index	¿	2
Call Strike $1,355.00
Expires 02/24/2012
S&P 500 Index	1	2
Call Strike $1,379.67
Expires 03/16/2012
Taiwan TAIEX Index	2	2
Call Strike $9,041.74
Expires 09/19/2012
Taiwan TAIEX Index	2	3
Call Strike $9,047.46
Expires 09/19/2012
Taiwan TAIEX Index	2	8
Call Strike $8,818.93
Expires 03/20/2013
Taiwan TAIEX Index	2	13
Call Strike $8,807.55
Expires 06/19/2013
Taiwan TAIEX Index	1	8
Call Strike $8,646.24
Expires 09/18/2013
Taiwan TAIEX Index	1	6
Call Strike $8,807.55
Expires 09/18/2013
Taiwan TAIEX Index	3	19
Call Strike $8,646.11
Expires 12/18/2013
TOPIX Index	JPY115	10
Call Strike $825.55
Expires 06/08/2012
TOPIX Index	135	11
Call Strike $825.00
Expires 06/08/2012
Volatility Index	$12	9
Call Strike $35.00
Expires 03/21/2012
Volatility Index	12	27
Call Strike $25.00
Expires 03/21/2012
Put Options—0.2%
ConocoPhillips	33	281
Put Strike $70.00
Expires 01/19/2013
NASDAQ 100 Stock Index	1	21
Put Strike $2,425.00
Expires 02/18/2012

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Russell 2000 Index	$1	$2
Put Strike $641.52
Expires 03/16/2012
Russell 2000 Index	1	9
Put Strike $703.15
Expires 04/20/2012
Russell 2000 Index	1	10
Put Strike $701.68
Expires 05/18/2012
Russell 2000 Index	1	23
Put Strike $711.04
Expires 06/12/2012
Russell 2000 Index	¿	18
Put Strike $733.01
Expires 07/20/2012
Russell 2000 Index	1	47
Put Strike $716.06
Expires 09/13/2012
S&P 500 Index	2	59
Put Strike $1,310.00
Expires 03/17/2012
S&P 500 Index	2	86
Put Strike $1,300.00
Expires 04/21/2012
S&P/ASX 200 Index	AUD¿	2
Put Strike $3,969.10
Expires 02/16/2012

Total Purchased Options (cost $1,810)		1,085

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—8.1%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% ▲	35,230,825	35,231
Total Securities Lending Collateral (cost $35,231)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.1%
State Street Bank & Trust Co.
0.03% ▲, dated 01/31/2012, to be repurchased at $587 on 02/01/2012.
Collateralized by U.S. Government Agency
Obligations, 4.00%, due 04/01/2025—
09/25/2039, and with a total value of $601.	$587	587
Total Repurchase Agreement (cost $587)

Total Investment Securities (cost $437,034)		468,609
Other Assets and Liabilities—Net		(35,464)

Net Assets		$433,145

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—(0.4%)
Call Options—(0.2%)
Activision Blizzard, Inc.
Call Strike $12.50
Expires 01/19/2013	$(11)	$(13)
AES Corp.
Call Strike $12.00
Expires 02/18/2012	(4)	(3)
American Eagle Outfitters, Inc.
Call Strike $16.00
Expires 01/18/2013	(7)	(8)
American Eagle Outfitters, Inc.
Call Strike $17.00
Expires 01/19/2013	(20)	(18)
Apple, Inc.
Call Strike $450.00
Expires 01/19/2013	(3)	(135)
Applied Materials, Inc.
Call Strike $12.00
Expires 07/21/2012	(38)	(42)
Beiersdorf AG
Call Strike $48.00
Expires 03/16/2012	(1)	(1)
China Unicom Hong Kong, Ltd.
Call Strike $18.75
Expires 02/28/2012	(42)	(♦ )
Cisco Systems, Inc.
Call Strike $20.00
Expires 01/19/2013	(9)	(19)
Corning, Inc.
Call Strike $17.50
Expires 01/19/2013	(46)	(16)
Dell, Inc.
Call Strike $15.00
Expires 01/19/2013	(9)	(32)
Electronic Arts, Inc.
Call Strike $20.00
Expires 01/19/2013	(12)	(27)
EMC Corp.
Call Strike $25.00
Expires 01/19/2013	(6)	(19)
General Mills, Inc.
Call Strike $42.00
Expires 04/21/2012	(7)	(2)
International Business Machines Corp.
Call Strike $200.00
Expires 01/19/2013	(2)	(24)
Juniper Networks, Inc.
Call Strike $23.00
Expires 07/21/2012	(21)	(33)
Mattel, Inc.
Call Strike $33.00
Expires 01/18/2013	(3)	(5)
McDonalds Corp.
Call Strike $105.00
Expires 01/19/2013	(2)	(7)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
MSCI Europe Excluding United Kingdom Index
Call Strike $113.85
Expires 07/12/2012	$(15)	$(♦ )
NetApp, Inc.
Call Strike $42.00
Expires 01/19/2013	(12)	(43)
NRG Energy, Inc.
Call Strike $24.00
Expires 03/17/2012	(2)	(♦ )
Oracle Corp.
Call Strike $30.00
Expires 01/19/2013	(17)	(43)
Polycom, Inc.
Call Strike $27.50
Expires 07/21/2012	(8)	(5)
QUALCOMM, Inc.
Call Strike $65.00
Expires 04/21/2012	(4)	(3)
Russell 2000 Index
Call Strike $813.83
Expires 07/20/2012	(♦ )	(19)
Russell 2000 Index
Call Strike $804.63
Expires 06/12/2012	(1)	(36)
Russell 2000 Index
Call Strike $748.89
Expires 03/16/2012	(1)	(65)
Russell 2000 Index
Call Strike $786.96
Expires 05/18/2012	(1)	(25)
Russell 2000 Index
Call Strike $833.69
Expires 09/13/2012	(1)	(45)
Russell 2000 Index
Call Strike $771.17
Expires 04/20/2012	(1)	(32)
SanDisk Corp.
Call Strike $50.00
Expires 01/19/2013	(6)	(33)
Sara Lee Corp.
Call Strike $20.00
Expires 04/21/2012	(45)	(18)
Seagate Technology PLC
Call Strike $17.50
Expires 01/19/2013	(6)	(30)
Unilever NV
Call Strike $26.00
Expires 06/15/2012	(932)	(10)
Universal Health Services, Inc.
Call Strike $40.00
Expires 07/21/2012	(6)	(25)
US Bancorp
Call Strike $30.00
Expires 06/16/2012	(7)	(7)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Valeant Pharmaceuticals, Inc.
Call Strike $50.00
Expires 01/19/2013	$(2)	$(16)
Vertex Pharmaceuticals, Inc.
Call Strike $40.00
Expires 01/19/2013	(6)	(36)
Vertex Pharmaceuticals, Inc.
Call Strike $35.00
Expires 07/21/2012	(7)	(41)
Volatility Index
Call Strike $30.00
Expires 03/21/2012	(25)	(31)
Put Options—(0.2%)
American Eagle Outfitters, Inc.
Put Strike $12.00
Expires 03/16/2012	(30)	(3)
American Eagle Outfitters, Inc.
Put Strike $11.75
Expires 03/16/2012	(12)	(1)
Citi TAIEX Index
Put Strike $252.72
Expires 12/19/2012	(2)	(45)
Citi TAIEX Index
Put Strike $243.41
Expires 12/19/2012	(2)	(35)
CME Group, Inc.
Put Strike $230.00
Expires 03/17/2012	(♦ )	(1)
CME Group, Inc.
Put Strike $240.00
Expires 03/17/2012	(♦ )	(1)
ConocoPhillips
Put Strike $55.00
Expires 01/19/2013	(33)	(96)
MSCI Europe Excluding United Kingdom Index
Put Strike $92.97
Expires 07/12/2012	(15)	(112)
MSCI Europe Excluding United Kingdom Index
Put Strike $78.44
Expires 09/21/2012	(5)	(17)
MSCI Europe Excluding United Kingdom Index
Put Strike $99.84
Expires 06/15/2012	(11)	(135)
MSCI Europe Excluding United Kingdom Index
Put Strike $98.12
Expires 06/15/2012	(5)	(54)
Quicksilver Resources, Inc.
Put Strike $6.00
Expires 03/17/2012	(10)	(13)
Russell 2000 Index
Put Strike $540.23
Expires 03/16/2012	(1)	(♦ )
Russell 2000 Index
Put Strike $621.07
Expires 09/13/2012	(1)	(24)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Russell 2000 Index
Put Strike $616.72
Expires 06/12/2012	$(1)	$(9)
Russell 2000 Index
Put Strike $620.24
Expires 07/20/2012	(♦ )	(7)
Russell 2000 Index
Put Strike $611.72
Expires 05/18/2012	(1)	(4)
Russell 2000 Index
Put Strike $609.88
Expires 04/20/2012	(1)	(2)
S&P 500 Index
Put Strike $1,131.30
Expires 03/16/2012	(1)	♦
S&P/ASX 200 Index
Put Strike $3,551.30
Expires 02/16/2012	(♦ )	(♦ )
S&P/ASX 200 Index
Put Strike $3,342.40
Expires 02/16/2012	(♦ )	(♦ )
Taiwan TAIEX Index
Put Strike $7,574.49
Expires 06/19/2013	(2)	(58)
Taiwan TAIEX Index
Put Strike $7,176.38
Expires 09/18/2013	(1)	(30)
Taiwan TAIEX Index
Put Strike $7,557.82
Expires 03/20/2013	(2)	(54)
Taiwan TAIEX Index
Put Strike $6,957.96
Expires 09/18/2013	(1)	(25)
Taiwan TAIEX Index
Put Strike $7,180.59
Expires 12/18/2013	(2)	(65)
Taiwan TAIEX Index
Put Strike $7,608.62
Expires 09/19/2012	(2)	(42)
Taiwan TAIEX Index
Put Strike $7,758.20
Expires 09/19/2012	(2)	(72)
TOPIX Index
Put Strike $675.00
Expires 06/08/2012	(74)	(11)
TOPIX Index
Put Strike $675.45
Expires 06/08/2012	(63)	(10)
Total Written Options

(premiums: $(1,804))		(1,893)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

OTC SWAP AGREEMENTS: b

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)		Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	1.63%	09/12/2015	UBS	USD	$5,748	$33	$	♦	$33
3-Month USD-LIBOR	1.57	09/15/2015	UBS	USD	5,512	27		♦	27
3-Month USD-LIBOR	1.56	09/23/2015	BOA	USD	5,574	26		♦	26

						$86	$	♦	$86

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)		Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	0.65%	07/25/2013	MSC	USD	$27	$(♦ )	$	♦	$ (♦ )
3-Month USD-LIBOR	0.65	07/25/2013	MSC	USD	15	(♦ )		(♦ )	♦
3-Month USD-LIBOR	1.84	07/25/2016	MSC	USD	143	(6)		♦	(6)
3-Month USD-LIBOR	1.84	07/25/2016	MSC	USD	90	(4)		(2)	(2)

						$(10)		$(2)	$(8)

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)
Index	Financing Rate (BP)	Maturity Date	Counterparty	# of Units (000’s)	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)		Net Unrealized Appreciation (000’s)
HSCEI Dividend Point Index Futures	1.00	12/31/2012	CITI	5	$215	$8		$—	$8
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/29/2013	CITI	80	196	16		—	16
SGX Nikkei Stock Average Dividend Point Index Futures	1.00	03/31/2014	CITI	100	233	18		—	18

						$42		$—	$42

FUTURES CONTRACTS:
Description		Type		Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
Russell 2000 Mini Index		Short		(33)	03/16/2012	$(208)
S&P 500 Index		Short		(12)	03/15/2012	(235)

						$(443)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty		Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	CSFB		(1,495)	04/16/2012	$(1,527)	$(46)
Australian Dollar	GSC		(35)	05/15/2012	(35)	(1)
Australian Dollar	JPM		(1,453)	11/15/2012	(1,420)	(78)
Australian Dollar	GSC		(753)	11/15/2012	(760)	(16)
Australian Dollar	GSC		(735)	11/15/2012	(745)	(13)
Australian Dollar	JPM		1,453	11/15/2012	1,418	81
Canadian Dollar	CSFB		104	02/16/2012	102	2
Canadian Dollar	DUB		729	02/16/2012	716	10

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Chinese Yuan Renminbi (Offshore)	CSFB	5,769	03/12/2012	$900	$15
Chinese Yuan Renminbi (Offshore)	BNY	1,715	03/12/2012	271	1
Chinese Yuan Renminbi (Offshore)	UBS	3,184	04/11/2012	500	5
Chinese Yuan Renminbi (Offshore)	UBS	3,834	04/11/2012	600	8
Chinese Yuan Renminbi (Offshore)	UBS	1,914	04/11/2012	297	6
Euro	DUB	(305)	02/16/2012	(394)	(6)
Euro	DUB	(253)	02/16/2012	(324)	(6)
Euro	DUB	(230)	02/16/2012	(294)	(6)
Euro	CSFB	(538)	02/24/2012	(680)	(23)
Euro	CSFB	(75)	02/24/2012	(99)	1
Euro	DUB	(270)	02/24/2012	(351)	(2)
Euro	DUB	(474)	02/24/2012	(599)	(21)
Euro	UBS	(538)	03/02/2012	(681)	(23)
Euro	UBS	(270)	03/02/2012	(351)	(2)
Euro	CSFB	(270)	03/09/2012	(355)	1
Euro	UBS	(234)	03/09/2012	(307)	1
Japanese Yen	UBS	131,886	03/01/2012	1,687	44
Japanese Yen	DUB	53,237	03/01/2012	681	18
Japanese Yen	UBS	(110,000)	03/09/2012	(1,435)	(9)
Japanese Yen	CSFB	40,000	05/14/2012	516	9
Japanese Yen	CSFB	(120,000)	05/14/2012	(1,569)	(8)
Malaysian Ringgit	HSBC	(4,038)	03/01/2012	(1,302)	(23)
Mexican Peso	CITI	(11,088)	02/09/2012	(890)	39
Norwegian Krone	DUB	(3,890)	02/02/2012	(663)	(♦ )
Norwegian Krone	UBS	(5,779)	02/02/2012	(984)	(♦ )
Norwegian Krone	DUB	3,890	02/02/2012	654	9
Norwegian Krone	UBS	5,779	02/02/2012	972	13
Norwegian Krone	UBS	5,779	03/08/2012	983	♦
Norwegian Krone	DUB	3,890	03/08/2012	663	♦
Pound Sterling	JPM	(896)	02/16/2012	(1,387)	(25)
Pound Sterling	GSC	(383)	02/24/2012	(594)	(9)
Pound Sterling	DUB	(254)	02/24/2012	(399)	(1)
Pound Sterling	JPM	(615)	03/02/2012	(958)	(11)
Pound Sterling	DUB	(509)	03/02/2012	(798)	(3)
Pound Sterling	DUB	(524)	03/02/2012	(816)	(10)
Republic of Korea Won	DUB	638,455	03/02/2012	564	5
Singapore Dollar	HSBC	442	02/24/2012	344	7
Singapore Dollar	JPM	507	03/12/2012	418	(16)
Taiwan Dollar	HSBC	17,172	02/03/2012	569	12
Taiwan Dollar	HSBC	(17,172)	02/03/2012	(579)	(1)
Taiwan Dollar	HSBC	17,172	03/09/2012	580	1

					$(71)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	UBS	72	02/03/2012	$96	$1
Swiss Franc	UBS	(88)	02/03/2012	(95)	(2)
Swiss Franc	UBS	1,108	02/17/2012	1,204	38
Euro	UBS	(913)	02/17/2012	(1,195)	(29)
Swiss Franc	CSFB	859	02/03/2012	933	23
Euro	CSFB	(705)	02/03/2012	(922)	(12)

					$19

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BOA	$26	$—	$26
BNY	1	—	1
CITI	81	613	694
CSFB	(38)	—	(38)
DUB	(13)	(100)	(113)
GSC	(39)	—	(39)
HSBC	(4)	—	(4)
JPM	(49)	—	(49)
MSC	(10)	—	(10)
UBS	111	8,199	8,310

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Oil, Gas & Consumable Fuels	8.5%	$39,708
Foreign Government Obligation	7.9	37,029
U.S. Government Obligation	7.2	33,910
Metals & Mining	4.7	21,959
Pharmaceuticals	3.4	16,123
Capital Markets	3.2	14,846
Diversified Telecommunication Services	2.9	13,559
Commercial Banks	2.6	12,143
Software	2.4	11,293
Insurance	2.3	10,609
Chemicals	2.2	10,230
Diversified Financial Services	2.1	10,045
Computers & Peripherals	2.0	9,567
Industrial Conglomerates	1.9	8,728
Automobiles	1.8	8,587
Health Care Providers & Services	1.8	8,552
Food Products	1.5	7,149
Electric Utilities	1.5	7,029
Real Estate Management & Development	1.5	6,848
Wireless Telecommunication Services	1.4	6,660
Communications Equipment	1.2	5,562
Semiconductors & Semiconductor Equipment	1.2	5,474
Energy Equipment & Services	1.1	4,988
IT Services	1.0	4,894
Health Care Equipment & Supplies	1.0	4,765
Food & Staples Retailing	0.9	4,244
Media	0.9	4,141
Road & Rail	0.9	4,057
Electronic Equipment & Instruments	0.8	3,727
Aerospace & Defense	0.7	3,317
Trading Companies & Distributors	0.7	3,267
Machinery	0.7	3,250
Independent Power Producers & Energy Traders	0.7	3,103
Biotechnology	0.6	2,825
Internet Software & Services	0.6	2,636
Auto Components	0.6	2,575
Tobacco	0.5	2,496
Life Sciences Tools & Services	0.5	2,440
Beverages	0.5	2,402
Real Estate Investment Trusts	0.5	2,140
Electrical Equipment	0.4	2,083

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value (000’s)
Household Products	0.4%	$1,998
Construction & Engineering	0.4	1,896
Multi-Utilities	0.4	1,855
Household Durables	0.4	1,675
Specialty Retail	0.3	1,216
Gas Utilities	0.2	1,168
Office Electronics	0.2	1,108
Derivative	0.2	1,085
Textiles, Apparel & Luxury Goods	0.2	1,034
Hotels, Restaurants & Leisure	0.2	951
Consumer Finance	0.2	951
Personal Products	0.2	942
Transportation Infrastructure	0.2	828
Paper & Forest Products	0.2	763
Construction Materials	0.2	749
Thrifts & Mortgage Finance	0.1	682
Building Products	0.1	659
Leisure Equipment & Products	0.1	493
Mortgage-Backed Security	0.1	347
Professional Services	0.1	346
Water Utilities	0.1	283
Containers & Packaging	0.0	¥200
Multiline Retail	0.0	¥50
Internet & Catalog Retail	0.0	¥45

Investment Securities, at Value	83.3	390,284
Short-Term Investments	16.7	78,325

Total Investments	100.0%	$468,609

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $34,298.
¥	Percentage rounds to less than 0.1%.
*	Floating or variable rate note. Rate is listed as of 01/31/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

b	Cash, in the amount of $100, has been segregated as collateral with the broker for open swaps contracts.
a	A portion of this security in the amount of $613 has been segregated as collateral with the broker for open swaps contracts.
Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $367, or 0.08%, of the fund’s net assets.
In default.
§	Illiquid. These securities aggregated to $6,380, or 1.47%, of the fund’s net assets.
g	A portion of this security in the amount of $957 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Cash in the amount of $228 has been segregated as collateral with the broker for open written option contracts.
■	Securities with an aggregate market value of $7,971 has been segregated with the broker to cover open written options.
	Rate shown reflects the yield at 01/31/2012.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $437,034. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,498 and $20,923, respectively. Net unrealized appreciation for tax purposes is $31,575.
♦	Amount is less than 1.
Δ	Restricted security. At 01/31/2012, the fund owned the following security (representing 0.31% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Market Value	Price*
Bank Negara Malaysia Monetary Notes	09/14/2011	MYR4,038	$1,309	$1,324	$32.80

* Amount not in thousands.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $10,095, or 2.33%, of the fund’s net assets.

ADR	American Depositary Receipt

ASX	Australian Securities Exchange

BOA	Bank of America

BNY	Bank of New York Mellon

BP	Basis Point

CITI	Citigroup, Inc.

CSFB	Credit Suisse First Boston

DUB	Deutsche Bank AG

GDR	Global Depositary Receipt

GSC	Goldman Sachs & Co.

HSBC	HSBC Bank USA

ICAP	The world’s premier voice and electronic interdealer broker and provider of post-trade services, is active in wholesale markets in interest rates, credit, commodities, FX, emerging markets, equities and equity derivatives.

JPM	JPMorgan Chase & Co.

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSC	Morgan Stanley

OJSC	Open Joint Stock Company

OTC	Over the Counter

PJSC	Private Joint Stock Company

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

EUR	Euro

GBP	Pound Sterling

HKD	Hong Kong Dollar

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Riggit

PLN	Polish Zloty

SGD	Singapore Dollar

USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands):  '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$165,442	$106,657	$28	$272,127
Convertible Bonds	—	14,915	—	14,915
Convertible Preferred Stocks	337	—	—	337
Corporate Debt Securities	—	9,958	♦	9,958
Foreign Government Obligations	—	37,029	—	37,029
Investment Companies	9,984	—	—	9,984
Loan Assignments	—	1,679	—	1,679
Mortgage-Backed Securities	—	347	—	347
Preferred Corporate Debt Securities	—	998	—	998
Preferred Stocks	6,218	1,534	—	7,752
Purchased Options	924	161	—	1085
Repurchase Agreement	—	587	—	587

Securities Lending Collateral	35,231	—	—	35,231
Short-Term Foreign Government Obligations	—	6,314	—	6,314
Short-Term U.S. Government Obligations	—	36,193	—	36,193
U.S. Government Obligations	—	33,910	—	33,910
Warrants	155	8	—	163

Total	$219,291	$250,290	$28	$468,609

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Written Options	$—	(1,893)	—	$(1,893)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts—Depreciation	$(443)	$—	$—	$(443)
Forward Contracts—Appreciation	—	350	—	350
Forward Contracts—Depreciation	—	(402)	—	(402)
Interest Rate Swaps—Appreciation	—	86	—	86
Interest Rate Swaps—Depreciation	—	(8)	—	(8)
Total Return Swap—Appreciation	—	42	—	42

Total	$(443)	$68	$—	$(375)

Level 3 Rollforward—Investment Securities
Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 ƒ
Common Stocks	$463	$—	$(7)	$—	$(2)	$(69)	$—	$(357)	$28	(69)
Corporate Debt Securities	♦	—	—	—	—	—	—	—	♦	—
Loan Assignments	374	12	—	—	—	(3)	—	(383)	—	—

Total	$837	$12	$(7)	$—	$(2)	$(72)	$—	$740	$28	(69)

See the Notes to the Schedule of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end
♦	Amount is less than 1.
Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS — 99.9%
Aerospace & Defense — 5.9%
General Dynamics Corp.	106,000	$7,330
L-3 Communications Holdings, Inc.	81,000	5,730
Lockheed Martin Corp.	71,000	5,845
Northrop Grumman Corp. ∧	117,000	6,792
Raytheon Co.	139,000	6,671
Auto Components—0.6%
Autoliv, Inc. ∧	54,000	3,407
Beverages—1.4%
Coca-Cola Enterprises, Inc.	62,000	1,661
Constellation Brands, Inc.—Class A ‡	295,000	6,165
Biotechnology—0.9%
Biogen Idec, Inc. ‡	44,000	5,188
Capital Markets—1.2%
State Street Corp.	176,000	6,896
Chemicals—2.6%
CF Industries Holdings, Inc.	35,000	6,208
Huntsman Corp.	87,000	1,108
Lyondellbasell Industries NV—Class A	170,000	7,327
Commercial Banks—0.1%
Bok Financial Corp. ^	13,000	724
Commercial Services & Supplies—1.2%
Corrections Corp., of America ‡	184,000	4,329
Pitney Bowes, Inc. ^	110,000	2,087
Communications Equipment—1.2%
Motorola Solutions, Inc.	138,000	6,405
Computers & Peripherals—6.2%
Dell, Inc. ‡	367,000	6,323
Hewlett-Packard Co.	363,000	10,158
Lexmark International, Inc.—Class A	161,000	5,619
Seagate Technology PLC	288,000	6,088
Western Digital Corp. ‡	169,000	6,143
Construction & Engineering—0.1%
KBR, Inc.	10,000	321
Consumer Finance—2.4%
Capital One Financial Corp.	150,000	6,863
Discover Financial Services	245,000	6,659
Diversified Consumer Services—0.4%
Education Management Corp. ‡^	26,000	664
Service Corp., International	126,000	1,398
Diversified Financial Services—1.2%
JPMorgan Chase & Co.	29,000	1,082
Moody’s Corp.	147,000	5,473
Diversified Telecommunication Services—0.6%
AT&T, Inc.	107,000	3,147
Electronic Equipment & Instruments—1.2%
Ingram Micro, Inc.—Class A ‡	231,000	4,384
Tech Data Corp. ‡	42,000	2,181
Energy Equipment & Services—1.4%
Nabors Industries, Ltd. ‡	333,000	6,200
Unit Corp. ‡	36,000	1,629
Food & Staples Retailing—2.2%
Kroger Co.	240,000	5,702
Safeway, Inc. ∧	285,000	6,265
Health Care Providers & Services—9.8%
Aetna, Inc.	159,000	6,948
AmerisourceBergen Corp.—Class A	135,000	5,261
Cardinal Health, Inc.	141,000	6,067
CIGNA Corp.	140,000	6,276
Coventry Health Care, Inc. ‡	187,000	5,623
Humana, Inc.	75,000	6,677
UnitedHealth Group, Inc.	198,000	10,254
WellPoint, Inc.	105,000	6,754
Household Products—1.2%
Clorox Co.	56,000	3,845
Procter & Gamble Co.	48,000	3,026

	Shares	Value (000’s)
Independent Power Producers & Energy Traders —1.9%
AES Corp. ‡	482,000	$6,150
NRG Energy, Inc. ‡	247,800	4,183
Industrial Conglomerates—2.4%
General Electric Co.	293,000	5,482
Tyco International, Ltd.	154,000	7,846
Insurance—10.3%
American Financial Group, Inc.	133,800	4,906
Arch Capital Group, Ltd. ‡	64,000	2,307
Aspen Insurance Holdings, Ltd.	58,000	1,540
Assurant, Inc.	46,000	1,822
Berkshire Hathaway, Inc.—Class B ‡	5,000	392
Chubb Corp.	103,000	6,943
CNA Financial Corp.	25,000	688
Fidelity National Financial, Inc.—Class A	126,000	2,292
HCC Insurance Holdings, Inc.	134,000	3,720
MetLife, Inc.	206,000	7,278
Principal Financial Group, Inc.	186,000	5,080
Protective Life Corp.	92,000	2,301
Prudential Financial, Inc.	86,000	4,923
Torchmark Corp.	130,000	5,937
Unum Group	276,000	6,301
Internet & Catalog Retail—1.0%
Expedia, Inc. ∧	86,500	2,800
TripAdvisor, Inc. ‡	86,500	2,847
Internet Software & Services—0.7%
IAC/InterActiveCorp	96,000	4,135
IT Services—0.3%
DST Systems, Inc.	34,000	1,660
Life Sciences Tools & Services—0.2%
PerkinElmer, Inc.	57,000	1,367
Machinery—1.8%
AGCO Corp. ‡	113,000	5,755
Ingersoll-Rand PLC	77,000	2,690
ITT Corp.	74,000	1,609
Media—2.3%
CBS Corp.—Class B	239,000	6,807
Time Warner Cable, Inc.	81,000	5,971
Metals & Mining—0.2%
Alcoa, Inc.	110,000	1,118
Multiline Retail—1.8%
Dillard’s, Inc.—Class A ∧	82,000	3,629
Macy’s, Inc.	187,000	6,300
Multi-Utilities—0.4%
Ameren Corp.	71,000	2,246
Oil, Gas & Consumable Fuels—13.3%
Apache Corp.	79,000	7,812
Chevron Corp.	210,000	21,646
ConocoPhillips	189,000	12,892
Denbury Resources, Inc. ‡	112,000	2,112
Devon Energy Corp.	53,000	3,382
Marathon Oil Corp.	240,000	7,534
Murphy Oil Corp.	99,000	5,900
Tesoro Corp. ‡	201,000	5,031
Valero Energy Corp.	285,000	6,837
Paper & Forest Products—2.3%
Domtar Corp.	34,000	2,937
International Paper Co.	209,000	6,508
MeadWestvaco Corp.	107,600	3,168
Pharmaceuticals—7.1%
Abbott Laboratories	102,000	5,523
Eli Lilly & Co.	192,000	7,630
Forest Laboratories, Inc. ‡	201,000	6,388
Johnson & Johnson	11,000	725

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
Pharmaceuticals (continued)
Pfizer, Inc.	896,000	$19,175
Semiconductors & Semiconductor Equipment—3.2%
Intel Corp.	359,000	9,484
KLA-Tencor Corp.	93,000	4,755
Novellus Systems, Inc. ‡^	70,000	3,301
Software—3.9%
Activision Blizzard, Inc.	425,000	5,245
Amdocs, Ltd. ‡	128,000	3,768
CA, Inc.	207,600	5,352
Microsoft Corp.	188,000	5,552
Symantec Corp. ‡	107,000	1,839
Specialty Retail—2.0%
Best Buy Co., Inc. ^	243,000	5,820
GameStop Corp.—Class A ‡ ^	217,000	5,069
Thrifts & Mortgage Finance—0.2%
Washington Federal, Inc.	74,000	1,166
Tobacco—2.3%
Lorillard, Inc.	58,000	6,229
Philip Morris International, Inc.	85,000	6,355
Wireless Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	109,787	2,887

Total Common Stocks (cost $474,178)		551,950

SECURITIES LENDING COLLATERAL—3.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	19,046,075	19,046
Total Securities Lending Collateral (cost $19,046)

Total Investment Securities (cost $493,224) P		570,996
Other Assets and Liabilities—Net		(17,977)

Net Assets		$553,019

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $18,594.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $493,224. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $85,350 and $7,578, respectively. Net unrealized appreciation for tax purposes is $77,772.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012

Common Stocks	$524,231	$27,719	$—	$551,950
Securities Lending Collateral	19,046	—	—	19,046

Total	$543,277	$27,719	$—	$570,996

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form NQ

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS — 98.7%
Australia — 10.0%
Dexus Property Group REIT	1,788,298	$1,690
Goodman Group REIT	2,287,055	1,554
GPT Group REIT	431,273	1,415
Investa Office Fund REIT	1,604,100	1,081
Lend Lease Corp., Ltd.	33,613	262
Mirvac Group REIT	675,051	885
Stockland REIT	579,540	2,067
Westfield Group REIT	429,543	3,876
Westfield Retail Trust REIT	825,727	2,218
Bermuda—1.6%
Great Eagle Holdings, Ltd.	202,400	499
Hongkong Land Holdings, Ltd. ^	206,897	1,066
Kerry Properties, Ltd.	230,000	884
Brazil—0.2%
Sonae Sierra Brasil SA	19,400	265
Canada—3.4%
Boardwalk Real Estate Investment Trust	11,500	602
Brookfield Office Properties, Inc. ^	69,400	1,201
Calloway Real Estate Investment Trust	28,800	771
Canadian Real Estate Investment Trust	10,300	383
Primaris Retail Real Estate Investment Trust	21,100	454
RioCan Real Estate Investment Trust	64,300	1,666
Cayman Islands—0.5%
Longfor Properties Co., Ltd.	304,000	400
Soho China, Ltd.	346,000	227
France—3.7%
ICADE REIT ^	8,820	718
Klepierre REIT	15,970	480
Mercialys SA REIT	16,381	569
Societe Immobiliere de Location pourl’ Industrie et le Commerce REIT ^	3,930	399
Unibail-Rodamco Se REIT	17,340	3,330
Germany—0.7%
GSW Immobilien AG ‡	33,110	1,026
Hong Kong—10.1%
Cheung Kong Holdings, Ltd.	283,924	3,815
Hang Lung Group, Ltd.	125,848	799
Hang Lung Properties, Ltd.	493,748	1,700
Link Real Estate Investment Trust	640,300	2,341
Sino Land Co., Ltd.	947,900	1,579
Sun Hung Kai Properties, Ltd.	352,245	4,893
Wharf Holdings, Ltd.	80,405	459
Japan—11.5%
Advance Residence Investment Corp. - Class A REIT	299	539
Daito Trust Construction Co., Ltd.	22,200	2,091
Daiwa House Industry Co., Ltd.	30,000	379
Frontier Real Estate Investment Corp. REIT ^	108	863
Japan Real Estate Investment Corp. REIT	153	1,339
Japan Retail Fund Investment Corp. REIT ^	520	754
Kenedix Realty Investment Corp. REIT ^	123	361
Mitsubishi Estate Co., Ltd.	257,820	4,117
Mitsui Fudosan Co., Ltd.	210,046	3,453
Nippon Accommodations Fund, Inc. REIT	91	599
Nippon Building Fund, Inc. REIT	94	844
Nomura Real Estate Holdings, Inc.	50,000	776
Tokyo Tatemono Co., Ltd. ‡^	140,000	512
United Urban Investment Corp.—Class A REIT	533	580
Netherlands—0.5%
Corio NV REIT	15,770	734
Singapore—4.3%
Ascendas Real Estate Investment Trust	188,000	279

		Value
	Shares	(000’s)
Singapore (continued)
Capitacommercial Trust REIT ^	1,192,000	$1,019
Capitaland, Ltd.	857,050	1,792
CapitaMall Trust REIT ^	762,114	1,036
Frasers Centrepoint Trust REIT	124,100	142
Global Logistic Properties, Ltd.—Class L ‡	1,124,200	1,779
Keppel Land, Ltd. ^	118,000	267
Sweden—0.5%
Castellum AB	33,530	426
Hufvudstaden AB—Class A	27,070	285
Switzerland—0.6%
PSP Swiss Property AG A ‡	1,790	149
Swiss Prime Site AG A ‡	9,220	700
United Kingdom—4.2%
British Land Co., PLC REIT	181,358	1,396
Derwent London PLC REIT	45,839	1,208
Great Portland Estates PLC REIT	110,160	625
Hammerson PLC REIT	221,792	1,318
Land Securities Group PLC REIT	91,407	972
Safestore Holdings PLC	170,100	285
Segro PLC REIT	168,585	584
United States—46.9%
AvalonBay Communities, Inc. REIT	31,625	4,301
Boston Properties, Inc. REIT	42,400	4,412
BRE Properties, Inc. REIT	32,000	1,658
DDR Corp. REIT ^	109,000	1,511
Douglas Emmett, Inc. REIT ^	22,700	475
Equity Residential REIT	57,700	3,436
Essex Property Trust, Inc. REIT ^	15,300	2,203
Federal Realty Investment Trust REIT	16,000	1,511
General Growth Properties, Inc. REIT	148,490	2,343
HCP, Inc. REIT	60,500	2,543
Health Care REIT, Inc.	39,100	2,237
Highwoods Properties, Inc. REIT ^	14,100	467
Host Hotels & Resorts, Inc. REIT ^	202,377	3,323
Kimco Realty Corp. REIT	83,400	1,522
Liberty Property Trust REIT	63,200	2,104
Macerich Co. REIT ^	57,707	3,133
Pebblebrook Hotel Trust REIT	28,900	641
Post Properties, Inc. REIT	26,300	1,175
ProLogis, Inc. REIT	127,613	4,047
Public Storage REIT	25,500	3,541
Rouse Properties, Inc. REIT ‡	280	3
Simon Property Group, Inc. REIT	59,603	8,098
SL Green Realty Corp. REIT ^	38,500	2,831
Starwood Hotels & Resorts Worldwide, Inc.	35,900	1,947
Tanger Factory Outlet Centers REIT	21,900	646
Taubman Centers, Inc. REIT	24,900	1,669
UDR, Inc. REIT	89,783	2,336
Ventas, Inc. REIT	61,535	3,588
Vornado Realty Trust REIT	42,937	3,473

Total Common Stocks (cost $114,855)		148,951

SECURITIES LENDING COLLATERAL—5.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	8,122,800	8,123
Total Securities Lending Collateral (cost $8,123)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $1,909 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $1,952.	$1,909	$1,909

Total Repurchase Agreement (cost $1,909)

Total investment Securities (cost $ 124,887) P		158,983
Other Assets and Liabilities—Net		(8,108)

Net Assets		$150,875

	Percentage of	Value
INVESTMENTS BY INDUSTRY:	Total Investments	(000’s)
Real Estate Investment Trusts	69 .8%	$110,917
Real Estate Management & Development	22 .7	36,086
Hotels, Restaurants & Leisure	1 .2	1,948

Investment Securities, at Value	93 .7	148,951
Short-Term Investments	6 .3	10,032

Total Investments	100 .0%	$158,983

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $7,829.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $124,887. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,788 and $2,692, respectively. Net unrealized appreciation for tax purposes is $34,096.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012

Common Stocks	$79,592	$69,359	$—	$148,951
Repurchase Agreement	—	1,909	—	1,909
Securities Lending Collateral	8,123	—	—	8,123

Total	$87,715	$71,268	$—	$158,983

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—37.4%
U.S. Treasury Bill
Zero Coupon, 02/16/2012 ■	$7,000	$7,000
0.01%, 02/09/2012 	6,000	6,000
0.02%, 03/08/2012 g ■	23,500	23,498
0.03%, 03/22/2012 ■	11,500	11,500

Total Short-Term U.S. Government Obligations (cost $47,998)		47,998

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.3%
Call Options—0.1%
S&P 500 Index	1	49
Call Strike $1,240.00
Expires 03/17/2012
S&P 500 Index	1	86
Call Strike $1,210.00
Expires 03/17/2012
Put Options—0.2%
S&P 500 Index	13	2
Put Strike $1,000.00
Expires 02/18/2012
S&P 500 Index	1	7
Put Strike $1,245.00
Expires 03/17/2012
S&P 500 Index	4	77
Put Strike $1,275.00
Expires 03/17/2012
S&P 500 Index	11	256
Put Strike $1,285.00
Expires 03/17/2012

Total Purchased Options (cost $788)		477

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—62.9%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $80,768 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%—3.50%, due 11/15/2040 — 11/25/2040, and with a total value of $82,388.	80,768	80,768

Total Repurchase Agreement (cost $80,768)

Total Investment Securities (cost $129,554) P		129,243
Other Assets and Liabilities—Net		(784)

Net Assets		$128,459

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—(0.6%)
Call Options—(0.6%)
S&P 500 Index	$(13)	$(47)
Call Strike $1,350.00
Expires 02/18/2012
S&P 500 Index	(1)	(39)
Call Strike $1,245.00
Expires 03/17/2012
S&P 500 Index	(11)	(498)
Call Strike $1,285.00
Expires 03/17/2012
S&P 500 Index	(4)	(196)
Call Strike $1,275.00
Expires 03/17/2012
Put Options—0.0% ¥
S&P 500 Index	(7)	(2)
Put Strike $1,050.00
Expires 02/18/2012
S&P 500 Index	(7)	(3)
Put Strike $1,100.00
Expires 02/18/2012
S&P 500 Index	(1)	(7)
Put Strike $1,240.00
Expires 03/17/2012
S&P 500 Index	(1)	(7)
Put Strike $1,210.00
Expires 03/17/2012

Total Written Options (premiums: $(909))		(799)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)

10-Year Australian Treasury Bond	Short	(322)	03/15/2012	$(344)
10-Year Government of Canada Bond	Short	(5)	03/21/2012	(2)
10-Year Japan Government Bond Mini	Long	54	03/08/2012	48
10-Year U.S. Treasury Note	Short	(123)	03/21/2012	(250)
AEX Index	Long	44	02/17/2012	(4)
ASX SPI 200 Index	Short	(36)	03/15/2012	(19)
CAC 40 Index	Long	38	02/17/2012	9
DAX Index	Long	14	03/16/2012	304
FTSE 100 Index	Long	33	03/16/2012	136
German Euro Bund	Long	105	03/08/2012	489
Hang Seng Index	Short	(23)	02/28/2012	17
IBEX 35 Index	Long	12	02/17/2012	(1)
S&P 500 E-Mini Index	Long	316	03/16/2012	1,186
S&P TSE 60 Index	Long	12	03/15/2012	77
TOPIX Index	Short	(42)	03/09/2012	(84)
U.K. Long Gilt Bond	Long	125	03/28/2012	412
Volatility Index	Long	9	02/14/2012	(31)

				$1,943

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)

Australian Dollar	MSC	1,588	03/21/2012	$1,631	$46
Australian Dollar	MSC	(504)	03/21/2012	(506)	(25)
Australian Dollar	MSC	(31,029)	03/21/2012	(31,367)	(1,390)
Australian Dollar	MSC	1,415	03/21/2012	1,404	90
Australian Dollar	MSC	1,781	03/21/2012	1,856	23
Australian Dollar	MSC	1,022	03/21/2012	1,055	24
Australian Dollar	MSC	1,333	03/21/2012	1,360	48
Australian Dollar	MSC	1,839	03/21/2012	1,859	82
Australian Dollar	MSC	1,670	03/21/2012	1,682	81
Australian Dollar	MSC	1,456	03/21/2012	1,535	2
Australian Dollar	MSC	249	03/21/2012	264	(1)
Australian Dollar	MSC	561	03/21/2012	552	40
Canadian Dollar	MSC	(4,755)	03/21/2012	(4,681)	(55)
Canadian Dollar	MSC	1,677	03/21/2012	1,637	34
Canadian Dollar	MSC	(2,323)	03/21/2012	(2,251)	(64)
Canadian Dollar	MSC	2,260	03/21/2012	2,229	23
Canadian Dollar	MSC	1,247	03/21/2012	1,204	38
Euro	MSC	(1,974)	03/21/2012	(2,632)	49
Euro	MSC	(1,503)	03/21/2012	(1,962)	(4)
Euro	MSC	(1,414)	03/21/2012	(1,797)	(52)
Euro	MSC	1,438	03/21/2012	1,833	47
Euro	MSC	(2,091)	03/21/2012	(2,796)	61
Euro	MSC	(1,684)	03/21/2012	(2,179)	(24)
Euro	MSC	(2,833)	03/21/2012	(3,693)	(13)
Euro	MSC	7,966	03/21/2012	10,668	(247)
Euro	MSC	(2,359)	03/21/2012	(3,165)	78
Euro	MSC	(2,267)	03/21/2012	(2,965)	(1)
Euro	MSC	(2,866)	03/21/2012	(3,739)	(10)
Euro	MSC	(1,917)	03/21/2012	(2,530)	22
Japanese Yen	MSC	(187,580)	03/21/2012	(2,447)	(16)
Japanese Yen	MSC	111,668	03/21/2012	1,438	28
Japanese Yen	MSC	(226,250)	03/21/2012	(2,939)	(32)
Japanese Yen	MSC	(48,670)	03/21/2012	(633)	(6)
Japanese Yen	MSC	(60,738)	03/21/2012	(787)	(10)
Japanese Yen	MSC	(147,816)	03/21/2012	(1,923)	(17)
Japanese Yen	MSC	(918,682)	03/21/2012	(11,843)	(217)
Japanese Yen	MSC	(301,223)	03/21/2012	(3,880)	(74)
Japanese Yen	MSC	(153,814)	03/21/2012	(1,977)	(42)
Japanese Yen	MSC	(180,624)	03/21/2012	(2,321)	(50)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)

New Zealand Dollar	MSC	1,732	03/21/2012	$1,321	$104
New Zealand Dollar	MSC	2,142	03/21/2012	1,670	93
New Zealand Dollar	MSC	5,895	03/21/2012	4,560	290
New Zealand Dollar	MSC	1,760	03/21/2012	1,321	128
New Zealand Dollar	MSC	2,340	03/21/2012	1,777	148
New Zealand Dollar	MSC	(2,051)	03/21/2012	(1,620)	(68)
New Zealand Dollar	MSC	(129)	03/21/2012	(97)	(9)
New Zealand Dollar	MSC	1,806	03/21/2012	1,402	84
New Zealand Dollar	MSC	1,918	03/21/2012	1,534	44
New Zealand Dollar	MSC	1,283	03/21/2012	969	86
Pound Sterling	MSC	1,256	03/21/2012	1,949	30
Pound Sterling	MSC	(1,222)	03/21/2012	(1,899)	(26)
Pound Sterling	MSC	(26)	03/21/2012	(40)	(1)
Pound Sterling	MSC	(293)	03/21/2012	(456)	(5)
Pound Sterling	MSC	1,185	03/21/2012	1,814	52
Pound Sterling	MSC	(338)	03/21/2012	(527)	(5)
Pound Sterling	MSC	32	03/21/2012	49	1
Pound Sterling	MSC	629	03/21/2012	968	22
Pound Sterling	MSC	15,997	03/21/2012	24,932	265
Swedish Krona	MSC	6,944	03/21/2012	1,018	1
Swedish Krona	MSC	12,921	03/21/2012	1,882	13
Swedish Krona	MSC	9,871	03/21/2012	1,427	21
Swedish Krona	MSC	9,525	03/21/2012	1,390	7
Swedish Krona	MSC	9,505	03/21/2012	1,362	32
Swedish Krona	MSC	43,297	03/21/2012	6,361	(11)
Swedish Krona	MSC	20,992	03/21/2012	3,097	(18)
Swedish Krona	MSC	13,689	03/21/2012	2,024	(16)
Swiss Franc	MSC	2,158	03/21/2012	2,282	65
Swiss Franc	MSC	(1,574)	03/21/2012	(1,687)	(25)
Swiss Franc	MSC	(678)	03/21/2012	(711)	(26)
Swiss Franc	MSC	(1,055)	03/21/2012	(1,115)	(33)
Swiss Franc	MSC	(2,166)	03/21/2012	(2,313)	(42)
Swiss Franc	MSC	(1,976)	03/21/2012	(2,145)	(4)
Swiss Franc	MSC	1,048	03/21/2012	1,122	18
Swiss Franc	MSC	1,609	03/21/2012	1,714	35
Swiss Franc	MSC	939	03/21/2012	1,019	2
Swiss Franc	MSC	(18,299)	03/21/2012	(19,774)	(122)

	MSC				$(404)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)

MSC	$(404)	$—	$(404)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

■	A portion of these securities in the amount of $16,499 has been segregated with the broker to cover open written options.
	Rate shown reflects the yield at 01/31/2012.
g	A portion of this security in the amount of $7,000 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $129,554. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39 and $350, respectively. Net unrealized depreciation for tax purposes is $311.
¥	Percentage rounds to less than 0.1%.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica First Quadrant Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

DEFINITIONS:

MSC	Morgan Stanley
OTC	Over the Counter

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Purchased Options	$477	$—	$—	$477
Repurchase Agreement	—	80,768	—	80,768
Short-Term U.S. Government Obligations	—	47,998	—	47,998

Total	$477	$128,766	$—	$129,243

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Written Options	$—	$(799)	$—	$(799)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts—Appreciation	$2,678	$—	$—	$2,678
Futures Contracts—Depreciation	(735)	—	—	(735)
Forward Foreign Currency Contracts—Appreciation	—	2,357	—	2,357
Forward Foreign Currency Contracts—Depreciation	—	(2,761)	—	(2,761)

Total	$1,943	$(404)	$—	$1,539

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Goldman Sachs Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT—TERM U.S. GOVERNMENT OBLIGATIONS—62.0%
U.S. Treasury Bill
0.06%, 05/24/2012 	$35,000	$34,993
0.06%, 05/31/2012^	35,000	34,993
0.07%, 06/28/2012 	35,000	34,991

Total Short—Term U.S. Government Obligations (cost $104,977)		104,977

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—10.9%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% 	18,405,900	18,406
Total Securities Lending Collateral (cost $18,406)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—29.1%
State Street Bank & Trust Co. 0.03%, dated 01/31/2012, to be repurchased at $49,249 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038— 09/25/2039, and with a total value of $50,237.	$49,249	$49,249
Total Repurchase Agreement (cost $49,249)

Total Investment Securities (cost $172,632) P		172,632
Other Assets and Liabilities—Net		(3,333)

Net Assets		$169,299

SWAP AGREEMENTS: b

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

										Net Unrealized
Index	Financing Rate (BP)	Maturity Date	Counterparty	# of Units (000’s)	Notional Amount (000’s)	Market Value (000’s)			Premiums Paid(Received) (000’s)	Appreciation (Depreciation) (000’s)
Dow Jones-UBS Commodity Index 3 Month Forward	0.25	06/29/2012	MLP	137	$42,898	$	¿		$—	$ ¿
Dow Jones-UBS Commodity Index 3 Month Forward	0.25	01/29/2013	UBS	135	42,000		188		—	188
Dow Jones-UBS Commodity Index 3 Month Forward	0.25	01/29/2013	UBS	104	32,406		(¿	)	—	(¿	)
Dow Jones-UBS Commodity Index 3 Month Forward Excess Return	0.25	06/29/2012	MLP	169	52,849		¿		—	¿

							$188		$—	$188

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)		Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
MLP	$	¿	$6,010	$6,010
UBS		188	9,110	9,298

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $18,041.
P	Aggregate cost for federal income tax purposes is $172,632.
b	Cash, in the amount of $15,120, has been segregated by the custodian for the benefit of the broker for open swaps contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

¿	Amount rounds to less than 1.

DEFINITIONS:

BP	Basis Point
MLP	Merrill Lynch & Co., Inc.
OTC	Over the Counter
UBS	UBS Warburg LLC

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Goldman Sachs Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Repurchase Agreement	$—	$49,249	$—	$49,249
Securities Lending Collateral	18,406	—	—	18,406
Short-Term U.S. Government Obligations	—	104,977	—	104,977

Total	$18,406	$154,226	$—	$172,632

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Total Return Swap—Appreciation	$—	$188	$—	$188

Total Return Swap—Depreciation	—	(♦)	—	(♦)

Total	$—	$188	$—	$188

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
♦	Amount rounds to less than 1.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Hansberger International Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
PREFERRED STOCKS—2.0%
Germany—2.0%
Henkel AG & Co., KGaA , 8.00% 	24,732	$1,525
Volkswagen AG , 1.78% 	8,560	1,516

Total Preferred Stocks (cost $2,957)		3,041

COMMON STOCKS—97.4%
Australia—2.9%
Commonwealth Bank of Australia ^	38,287	2,059
Westpac Banking Corp. ^	102,416	2,299
Bermuda—0.7%
GOME Electrical Appliances Holdings, Ltd.	4,451,000	1,068
Brazil—5.4%
Banco Bradesco SA ADR ^	80,303	1,436
Cia Energetica de Minas Gerais ADR ^	104,233	2,110
Gafisa SA ADR ^	181,125	982
Petroleo Brasileiro SA ADR	58,587	1,790
Vale SA—Class B ADR ^	70,454	1,706
Canada—6.8%
Bank of Nova Scotia	50,545	2,597
Canadian National Railway Co.	24,608	1,856
Potash Corp., of Saskatchewan, Inc.	29,841	1,395
Suncor Energy, Inc.	68,778	2,372
Teck Resources, Ltd.—Class B ^	49,891	2,111
Cayman Islands—3.0%
China State Construction International Holdings, Ltd.	3,790,800	3,006
China ZhengTong Auto Services Holdings, Ltd. ‡	1,429,000	1,494
China—5.8%
China Construction Bank Corp.—Class H	2,772,000	2,215
China Shenhua Energy Co., Ltd.—Class H	476,500	2,095
Ping An Insurance Group Co.—Class H	228,500	1,807
Weichai Power Co., Ltd.	439,000	2,355
France—5.5%
BNP Paribas SA	44,791	1,897
Faurecia	50,558	1,262
GDF Suez	44,151	1,198
Sanofi	26,746	1,976
Total SA	36,039	1,905
Germany—5.1%
Adidas AG	20,415	1,471
Bayer AG	26,804	1,877
SAP AG	37,340	2,256
Siemens AG	20,510	1,935
Hong Kong—2.3%
China Overseas Land & Investment, Ltd.	926,000	1,722
Wing Hang Bank, Ltd.	174,000	1,608
India—2.2%
ICICI Bank, Ltd. ADR	47,112	1,706
Infosys, Ltd. ADR ^	29,596	1,627
Italy—1.3%
ENI SpA	86,607	1,915
Japan—15.1%
Asahi Glass Co., Ltd.	131,000	1,067
Astellas Pharma, Inc.	56,000	2,299
Bank of Yokohama, Ltd.	308,000	1,426
Canon, Inc.	55,400	2,391
Fanuc Corp.	17,200	2,891
Mitsui & Co., Ltd.	121,400	2,061
Nintendo Co., Ltd.	10,700	1,452
Shin-Etsu Chemical Co., Ltd.	47,300	2,457
Sumitomo Corp. ^	118,400	1,701
Sumitomo Mitsui Trust Holdings, Inc. ^	542,999	1,696
THK Co., Ltd.	86,100	1,850
Yamada Denki Co., Ltd.	19,920	1,270

		Value
	Shares	(000’s)
Jersey, Channel Islands—1.1%
WPP PLC	136,463	$1,603
Korea, Republic of—2.7%
KB Financial Group, Inc.	44,947	1,704
Samsung Electronics Co., Ltd.	2,447	2,412
Luxembourg—2.0%
ArcelorMittal	73,990	1,489
Subsea 7 SA ‡	74,995	1,519
Russian Federation—4.2%
Gazprom OAO ADR ^	153,743	1,853
Lukoil OAO ADR	25,569	1,492
MMC Norilsk Nickel OJSC ADR ^	66,907	1,285
Sberbank of Russia	526,615	1,575
Singapore—1.4%
DBS Group Holdings, Ltd. ^	191,000	2,058
South Africa—1.6%
MTN Group, Ltd.	138,718	2,362
Sweden—1.2%
Sandvik AB	119,737	1,769
Switzerland—7.9%
ABB, Ltd. ‡	107,503	2,245
Cie Financiere Richemont SA	26,600	1,505
Credit Suisse Group AG ‡	48,943	1,270
Nestle SA	57,563	3,299
Novartis AG	28,077	1,519
Roche Holding AG	11,143	1,886
Taiwan—2.0%
High Tech Computer Corp.	73,000	1,198
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	127,093	1,789
United Kingdom—17.2%
Barclays PLC	654,830	2,193
BHP Billiton PLC	73,646	2,464
BP PLC	304,378	2,258
Eurasian Natural Resources Corp., PLC	178,272	1,940
Evraz PLC ‡	308,571	2,180
GlaxoSmithKline PLC	62,143	1,381
HSBC Holdings PLC	162,800	1,366
ICAP PLC	208,479	1,104
Prudential PLC	141,543	1,562
Standard Chartered PLC	65,155	1,575
Tesco PLC	371,843	1,873
Unilever PLC	106,483	3,433
Vodafone Group PLC	917,118	2,469

Total Common Stocks (cost $161,459)		145,299

SECURITIES LENDING COLLATERAL—10.4%
State Street Navigator Securities Lending Trust— Prime Portfolio, 0.32% 	15,502,112	15,502
Total Securities Lending Collateral (cost $15,502)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—0.3%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $513 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $524.	$513	513
Total Repurchase Agreement (cost $513)

Total Investment Securities (cost $180,431) P		164,355
Other Assets and Liabilities—Net		(15,130)

Net Assets		$149,225

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Hansberger International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	17 .9%	$29,411
Oil, Gas & Consumable Fuels	9 .5	15,680
Metals & Mining	8 .0	13,175
Pharmaceuticals	6 .7	10,938
Machinery	5 .4	8,865
Food Products	4 .1	6,732
Wireless Telecommunication Services	2 .9	4,831
Semiconductors & Semiconductor Equipment	2 .6	4,201
Chemicals	2 .3	3,852
Trading Companies & Distributors	2 .3	3,762
Software	2 .3	3,708
Insurance	2 .1	3,369
Automobiles	1 .8	3,010
Construction & Engineering	1 .8	3,006
Textiles, Apparel & Luxury Goods	1 .8	2,976
Office Electronics	1 .5	2,391
Capital Markets	1 .4	2,373
Specialty Retail	1 .4	2,338
Electrical Equipment	1 .4	2,245
Electric Utilities	1 .3	2,110
Industrial Conglomerates	1 .2	1,935
Food & Staples Retailing	1 .1	1,873
Road & Rail	1 .1	1,856
Real Estate Management & Development	1 .1	1,722
IT Services	1 .0	1,627
Media	1 .0	1,603
Household Products	0 .9	1,525
Energy Equipment & Services	0 .9	1,519
Auto Components	0 .8	1,262
Communications Equipment	0 .7	1,198
Multi-Utilities	0 .7	1,198
Building Products	0 .7	1,067
Household Durables	0 .6	982

Investment Securities, at Value	90 .3	148,340
Short-Term Investments	9 .7	16,015

Total Investments	100 .0%	$164,355

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $14,975.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $180,431. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,804 and $21,880, respectively. Net unrealized depreciation for tax purposes is $16,076.

DEFINITIONS:

ADR	American Depositary Receipt
OAO Otkrytoe	Aktsionernoe Obschesto (Russian: Open joint Stock Corporation)
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$23,923	$121,376	$—	$145,299
Preferred Stocks	—	3,041	—	3,041
Repurchase Agreement	—	513	—	513
Securities Lending Collateral	15,502	—	—	15,502

Total	$39,425	$124,930	$—	$164,355

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica ICAP Select Equity

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—93.4%
Aerospace & Defense—4.3%
Honeywell International, Inc.	853,550	$49,540
Auto Components—3.5%
Johnson Controls, Inc.	1,270,300	40,357
Capital Markets—1.6%
BlackRock, Inc.—Class A ^	100,550	18,300
Chemicals—2.1%
Monsanto Co.	294,100	24,131
Commercial Banks—5.8%
BB&T Corp. ^	1,024,950	27,868
Wells Fargo & Co. ^	1,354,700	39,571
Communications Equipment—4.6%
Cisco Systems, Inc.	2,718,150	53,357
Consumer Finance—2.8%
Capital One Financial Corp. ^	700,300	32,039
Diversified Financial Services—7.4%
Citigroup, Inc.	1,051,750	32,310
JPMorgan Chase & Co.	1,435,250	53,535
Food Products—1.9%
Archer-Daniels-Midland Co.	763,950	21,872
Health Care Equipment & Supplies—2.0%
Covidien PLC	462,900	23,839
Hotels, Restaurants & Leisure—1.3%
Las Vegas Sands Corp. ‡	316,450	15,541
Household Products—4.6%
Procter & Gamble Co.	842,250	53,095
Industrial Conglomerates—2.4%
General Electric Co.	1,479,150	27,675
Insurance—3.3%
MetLife, Inc. ^	1,071,950	37,872
Machinery—1.5%
Cummins, Inc. ^	163,100	16,962
Media—8.1%
Time Warner, Inc.	1,513,950	56,108
Viacom, Inc.—Class B	819,600	38,554

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels—9.1%
Exxon Mobil Corp.	557,950	$46,724
Marathon Petroleum Corp.	250,600	9,578
Occidental Petroleum Corp.	364,900	36,406
Southwestern Energy Co. ‡	465,550	14,497
Pharmaceuticals—10.6%
Merck & Co., Inc.	790,850	30,258
Pfizer, Inc. ^	3,342,850	71,538
Sanofi ADR	600,700	22,304
Semiconductors & Semiconductor Equipment—6.0%
Applied Materials, Inc.	2,013,350	24,724
Texas Instruments, Inc. ^	1,400,850	45,359
Software—6.4%
Microsoft Corp.	2,533,300	74,808
Wireless Telecommunication Services—4.1%
Vodafone Group PLC ADR ^	1,743,650	47,235

Total Common Stocks (cost $1,000,789)		1,085,957

SECURITIES LENDING COLLATERAL—14.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.32% 	172,334,234	172,334
Total Securities Lending Collateral (cost $172,334)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.8%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $32,972 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $33,636.	$32,972	32,972
Total Repurchase Agreement (cost $32,972)

Total Investment Securities (cost $1,206,095) P		1,291,263
Other Assets and Liabilities—Net		(128,176)

Net Assets		$1,163,087

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $168,135.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $1,206,095. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $88,777 and $3,609, respectively. Net unrealized appreciation for tax purposes is $85,168.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$992,579	$93,378	$—	$1,085,957
Repurchase Agreement	—	32,972	—	32,972
Securities Lending Collateral	172,334	—	—	172,334

Total	$1,164,913	$126,350	$—	$1,291,263

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—99.7%
Aerospace & Defense—4.8%
Boeing Co.	125,363	$9,299
Precision Castparts Corp.	83,871	13,729
United Technologies Corp.	76,722	6,011
Auto Components—0.9%
BorgWarner, Inc. ‡ ^	71,532	5,338
Automobiles—1.8%
Bayerische Motoren Werke AG	51,510	4,406
Harley-Davidson, Inc.	151,616	6,700
Biotechnology—3.8%
Alexion Pharmaceuticals, Inc. ‡	78,580	6,032
Celgene Corp. ‡	139,508	10,142
Gilead Sciences, Inc. ‡	45,477	2,221
Vertex Pharmaceuticals, Inc. ‡	118,742	4,388
Capital Markets—1.4%
Goldman Sachs Group, Inc.	77,100	8,594
Chemicals—2.2%
Monsanto Co.	165,629	13,590
Communications Equipment—2.2%
Juniper Networks, Inc. ‡	188,261	3,940
QUALCOMM, Inc.	156,171	9,186
Computers & Peripherals—9.8%
Apple, Inc. ‡	84,679	38,655
EMC Corp. ‡	561,661	14,468
NetApp, Inc. ‡	171,003	6,454
Consumer Finance—1.8%
American Express Co.	215,475	10,804
Electrical Equipment—0.3%
Roper Industries, Inc.	17,364	1,622
Energy Equipment & Services—2.7%
National Oilwell Varco, Inc.	96,325	7,126
Schlumberger, Ltd.	126,261	9,491
Food & Staples Retailing—3.1%
Costco Wholesale Corp.	116,622	9,594
Whole Foods Market, Inc.	123,459	9,140
Food Products—1.2%
Mead Johnson Nutrition Co.—Class A	99,183	7,348
Health Care Providers & Services—1.0%
Express Scripts, Inc. ‡	115,205	5,894
Hotels, Restaurants & Leisure—6.3%
Chipotle Mexican Grill, Inc.—Class A ‡	24,626	9,045
Dunkin’ Brands Group, Inc. ‡	113,963	3,151
McDonald’s Corp.	114,910	11,382
Starbucks Corp.	307,055	14,717
Internet & Catalog Retail—4.4%
Amazon.com, Inc. ‡	93,077	18,097
priceline.com, Inc. ‡	15,673	8,299
Internet Software & Services—5.6%
Baidu, Inc. ADR ‡	84,599	10,788
Google, Inc.—Class A ‡	24,759	14,364
LinkedIn Corp.—Class A ‡ ^	57,082	4,118
Tencent Holdings, Ltd.	165,175	4,040
Youku, Inc. ADR ‡ ^	38,068	814
IT Services—6.7%
Cognizant Technology Solutions Corp.—Class A ‡	66,211	4,751
International Business Machines Corp.	62,775	12,090
Mastercard, Inc.—Class A	44,365	15,775
Visa, Inc.—Class A	81,423	8,194
Life Sciences Tools & Services—2.4%
Agilent Technologies, Inc. ‡	220,939	9,383
Illumina, Inc. ‡ ^	96,959	5,019
Machinery—0.6%
Caterpillar, Inc.	31,657	3,454
Media—1.0%
Walt Disney Co.	157,730	6,136

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels—4.4%
Anadarko Petroleum Corp.	92,295	$7,451
Concho Resources, Inc. ‡	64,555	6,885
EOG Resources, Inc.	50,944	5,407
Occidental Petroleum Corp.	70,443	7,028
Personal Products—1.6%
Estee Lauder Cos., Inc.—Class A	164,674	9,540
Pharmaceuticals—7.5%
Allergan, Inc.	115,660	10,168
Bristol-Myers Squibb Co.	196,443	6,333
Johnson & Johnson	99,404	6,552
Novo Nordisk A/S ADR	82,043	9,778
Shire PLC ADR	127,506	12,690
Real Estate Investment Trusts—1.8%
American Tower Corp.—Class A	172,005	10,924
Road & Rail—1.5%
Union Pacific Corp.	80,932	9,251
Semiconductors & Semiconductor Equipment—2.6%
Altera Corp.	120,150	4,780
ARM Holdings PLC ADR ^	119,251	3,444
Avago Technologies, Ltd.	140,028	4,753
Broadcom Corp.—Class A ‡	76,241	2,618
Software—5.8%
Oracle Corp.	232,424	6,554
Red Hat, Inc. ‡	165,891	7,692
Salesforce.com, Inc. ‡^	92,343	10,786
VMware, Inc.—Class A ‡	107,218	9,786
Specialty Retail—3.3%
Bed Bath & Beyond, Inc. ‡	101,999	6,190
Inditex SA	55,630	4,854
Lowe’s Cos., Inc.	216,196	5,801
Tiffany & Co.	47,736	3,046
Textiles, Apparel & Luxury Goods—7.2%
Burberry Group PLC	266,049	5,626
Coach, Inc.	95,223	6,670
Fossil, Inc. ‡^	15,569	1,480
Lululemon Athletica, Inc. ‡^	114,488	7,228
Nike, Inc.—Class B	121,563	12,641
Ralph Lauren Corp.—Class A	66,056	10,041

Total Common Stocks (cost $436,208)		603,786

SECURITIES LENDING COLLATERAL—2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.32% 	15,575,111	15,575
Total Securities Lending Collateral (cost $15,575)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03%, dated 01/31/2012, to be repurchased at $1,230 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $1,256.	$1,230	1,230
Total Repurchase Agreement (cost $1,230)

Total Investment Securities (cost $453,013) P		620,591
Other Assets and Liabilities—Net		(15,066)

Net Assets		$605,525

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $15,239.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $453,013. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $169,585 and $2,007, respectively. Net unrealized appreciation for tax purposes is $167,578.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$558,235	$45,551	$—	$603,786
Repurchase Agreement	—	1,230	—	1,230
Securities Lending Collateral	15,575	—	—	15,575

Total	$573,810	$46,781	$—	$620,591

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—16.5%
U.S. Treasury Bond
2.75%, 02/28/2018	$5,000	$5,520
4.50%, 02/15/2036	7,850	10,231
4.75%, 02/15/2037	600	811
5.38%, 02/15/2031 ^	3,500	4,982
5.50%, 08/15/2028 ^	800	1,129
6.00%, 02/15/2026	200	289
6.13%, 11/15/2027	350	520
6.25%, 05/15/2030	1,200	1,854
6.38%, 08/15/2027 ^	50	76
6.50%, 11/15/2026	600	911
6.63%, 02/15/2027	150	231
6.75%, 08/15/2026 ^	1,250	1,934
7.50%, 11/15/2016—11/15/2024	12,250	16,500
8.50%, 02/15/2020 ^	50	77
8.75%, 05/15/2020 ^	1,500	2,363
8.75%, 08/15/2020	1,600	2,539
U.S. Treasury Inflation Indexed Bond 1.13%, 01/15/2021	2,068	2,365
2.50%, 01/15/2029	2,634	3,615
U.S. Treasury Inflation Indexed Note 2.00%, 04/15/2012	5,797	5,835
U.S. Treasury Note 1.38%, 11/15/2012	10,000	10,097
1.38%, 11/30/2018 ^	13,450	13,604
1.50%, 08/31/2018	2,000	2,046
2.00%, 04/30/2016	3,000	3,184
2.13%, 05/31/2015—12/31/2015	7,535	8,004
2.38%, 02/28/2015	300	319
2.63%, 04/30/2016	6,815	7,409
2.75%, 05/31/2017	5,580	6,147
2.88%, 03/31/2018	1,425	1,584
3.00%, 09/30/2016	1,000	1,109
3.13%, 09/30/2013— 05/15/2019	37,427	41,196
3.25%, 12/31/2016 ^	5,450	6,123
3.25%, 03/31/2017	2,300	2,590
3.38%, 11/15/2019 ^	6,500	7,459
3.88%, 05/15/2018	3,330	3,908
4.13%, 05/15/2015	3,100	3,482
4.25%, 11/15/2017	1,250	1,486
4.50%, 05/15/2017	6,180	7,368
4.75%, 08/15/2017 ^	7,630	9,248
6.13%, 08/15/2029	1,250	1,893
U.S. Treasury STRIPS ▲ 0.32%, 02/15/2014	3,900	3,881
0.34%, 05/15/2014	5,400	5,370
0.38%, 08/15/2014 ^	4,000	3,971
0.57%, 02/15/2015 ^	5,100	5,048
0.88%, 05/15/2016 ^	200	195
1.07%, 11/15/2016 ^	150	145
1.15%, 02/15/2017	3,960	3,807
1.30%, 08/15/2017 ^	300	285
1.38%, 11/15/2017 ^	3,625	3,426
1.48%, 02/15/2018 ^	2,500	2,346
1.62%, 08/15/2018	550	509
1.81%, 05/15/2019	3,090	2,796
1.87%, 08/15/2019	2,550	2,289

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS ▲ (continued)
2.07%, 05/15/2020 ^	$45,423	$39,671
2.15%, 08/15/2020 ^	29,550	25,600
2.19%, 11/15/2020 ^	2,200	1,886
2.31%, 05/15/2021 ^	6,800	5,721
2.35%, 08/15/2021	11,100	9,260
2.43%, 02/15/2022	400	327
2.64%, 05/15/2023	1,000	776
2.75%, 02/15/2024	75	56
2.78%, 05/15/2024	300	223
2.82%, 08/15/2024	975	717
2.85%, 11/15/2024	1,600	1,165
2.88%, 02/15/2025	1,150	827
2.91%, 05/15/2025	700	498
2.94%, 08/15/2025 ^	400	282
3.02%, 05/15/2026	600	410
3.04%, 08/15/2026	1,000	676
3.08%, 02/15/2027	3,900	2,583
3.09%, 05/15/2027	850	558
3.10%, 08/15/2027	100	65
3.12%, 11/15/2027	350	225
3.13%, 02/15/2028	1,250	797
3.14%, 05/15/2028	100	63
3.15%, 08/15/2028	1,000	627
3.17%, 11/15/2028 ^	2,000	1,242
3.18%, 02/15/2029 ^	2,950	1,814
3.19%, 05/15/2029	100	61
3.20%, 08/15/2029 ^	3,800	2,293
3.21%, 11/15/2029	1,500	897
3.21%, 02/15/2030 ^	4,350	2,578
3.23%, 05/15/2030 ^	1,825	1,072
3.23%, 08/15/2030—11/15/2030	1,850	1,072
3.26%, 05/15/2031—11/15/2031	250	141
3.26%, 02/15/2032 ^	50	27
3.29%, 11/15/2032 ^	1,850	990
3.30%, 05/15/2033—08/15/2033	7,850	4,100
3.31%, 11/15/2033—02/15/2034	1,100	564
3.32%, 05/15/2034	400	202
3.36%, 05/15/2036	100	47

Total U.S. Government Obligations (cost $313,633)		344,219

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.3%
Fannie Mae
Zero Coupon, 07/05/2014	4,000	3,924
Zero Coupon, 06/01/2017 ^	800	746
0.48%, 10/27/2037 *	1,600	1,591
0.50%, 02/25/2036—03/25/2045 *	624	622
0.52%, 10/25/2046 *	610	608
0.53%, 06/27/2036—09/25/2036 *	4,983	4,946
0.54%, 11/25/2046 *	4,547	4,529
0.57%, 07/25/2036 *	619	617
0.58%, 03/25/2036 *	467	465
0.60%, 03/25/2037 *	4,765	4,704
0.63%, 08/25/2036 *	1,050	1,048
0.68%, 06/25/2037—05/25/2042 *	1,037	1,034
0.73%, 07/25/2034 *	363	362
0.83%, 08/25/2041 *	2,074	2,077
0.88%, 04/25/2040 *	2,454	2,462

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
1.03%, 01/01/2019	$1,100	$1,100
1.91%, 09/01/2036 *	134	140
1.99%, 01/01/2017	1,500	1,530
2.37%, 09/01/2036 *	359	382
2.42%, 10/01/2036 *	217	230
2.57%, 06/01/2036—09/01/2036 *	417	445
2.60%, 05/01/2036 *	471	501
2.65%, 12/01/2036 *	234	249
2.79%, 12/01/2036 *	532	566
2.92%, 11/01/2036 *	137	146
2.97%, 11/01/2018	1,471	1,552
3.00%, 01/25/2021	3,474	3,594
3.02%, 03/01/2036 *	1,255	1,324
3.12%, 01/01/2022	2,000	2,078
3.17%, 03/01/2036 *	471	498
3.23%, 11/01/2020	700	742
3.27%, 11/01/2020	2,000	2,123
3.27%, 12/25/2039 *	2,054	1,123
3.38%, 01/01/2018	4,000	4,317
3.42%, 02/01/2037 *	267	286
3.43%, 11/01/2020	4,800	5,148
3.50%, 12/25/2018—09/01/2020	4,963	5,268
3.52%, 01/01/2018—12/01/2020	11,655	12,626
3.54%, 01/01/2018	3,946	4,280
3.59%, 10/01/2021	2,000	2,150
3.63%, 01/01/2018	1,500	1,634
3.64%, 06/01/2018	6,000	6,549
3.73%, 06/25/2021	3,500	3,806
3.74%, 06/01/2018	1,992	2,159
3.76%, 06/25/2021—07/25/2021	10,500	11,475
3.77%, 01/01/2021—08/01/2021	6,500	7,101
3.80%, 03/01/2018	1,977	2,171
3.86%, 07/01/2021	1,986	2,182
3.87%, 08/01/2021	1,992	2,188
3.87%, 11/01/2037 *	251	269
3.88%, 09/01/2021	3,188	3,522
3.89%, 07/01/2021	6,000	6,604
3.92%, 08/01/2021	2,300	2,535
3.93%, 11/01/2036 *	438	464
3.95%, 07/01/2021	7,000	7,732
3.97%, 06/01/2021—07/01/2021	12,438	13,744
3.98%, 08/01/2021	4,967	5,482
3.99%, 07/01/2021—07/01/2026	6,857	7,523
4.00%, 04/01/2020—08/25/2023	6,517	7,069
4.02%, 08/01/2021	3,972	4,389
4.03%, 06/01/2021	4,889	5,404
4.05%, 01/01/2021—08/01/2021	10,048	11,113
4.06%, 07/01/2021	6,000	6,645
4.07%, 07/01/2020	1,800	1,968
4.13%, 08/01/2021	1,493	1,660
4.16%, 03/01/2021	2,472	2,755
4.18%, 12/01/2019	4,857	5,409
4.22%, 07/01/2021	8,300	9,279
4.23%, 03/01/2020	4,832	5,397
4.24%, 06/01/2021	3,000	3,359
4.25%, 04/01/2021	2,500	2,800
4.26%, 07/01/2021	2,500	2,804

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
4.28%, 01/01/2020	$1,459	$1,635
4.30%, 01/01/2021	1,485	1,676
4.31%, 06/01/2021	9,926	11,166
4.32%, 06/01/2021	2,484	2,796
4.34%, 06/01/2021	7,000	7,882
4.34%, 07/01/2037 *	208	220
4.36%, 05/01/2021	2,000	2,319
4.36%, 02/01/2037 *	138	147
4.37%, 04/01/2020	981	1,109
4.38%, 01/01/2021—04/01/2021	4,470	5,043
4.39%, 05/01/2021	1,000	1,130
4.40%, 02/01/2020	2,000	2,259
4.45%, 07/01/2026	1,493	1,673
4.48%, 06/01/2021	2,180	2,473
4.50%, 09/25/2018—10/25/2039	15,159	16,649
4.53%, 12/01/2019	2,159	2,454
4.54%, 01/01/2020	975	1,107
4.55%, 06/25/2043	277	299
4.65%, 03/01/2021	3,617	4,139
4.75%, 09/25/2018	906	965
5.00%, 04/25/2016—09/25/2040	53,484	59,450
5.23%, 11/01/2037 *	283	301
5.24%, 05/01/2017	6,000	6,797
5.38%, 06/12/2017	10,000	12,180
5.49%, 07/01/2037 *	179	191
5.50%, 01/01/2018—10/25/2040	79,352	88,683
5.53%, 05/01/2018	954	1,099
5.53%, 04/01/2037 *	92	98
5.61%, 01/25/2032 *	251	274
5.75%, 08/25/2034	1,000	1,098
5.76%, 08/01/2037 *	356	379
5.86%, 09/01/2037 *	257	278
5.88%, 04/01/2036 *	362	389
5.89%, 05/25/2051 *	1,682	1,829
5.94%, 06/25/2040 *	658	749
5.99%, 09/01/2037 *	22	23
6.00%, 03/01/2019—12/25/2049	82,080	91,066
6.06%, 07/01/2037 *	237	252
6.15%, 02/25/2040 *	812	918
6.24%, 08/01/2036 *	111	121
6.25%, 09/25/2038	661	744
6.44%, 03/25/2040 *	744	847
6.50%, 05/25/2017—07/25/2042	24,035	26,947
6.75%, 04/25/2037	766	877
7.00%, 12/25/2033—02/25/2044	27,504	31,876
7.10%, 12/25/2042 *	256	301
7.50%, 05/17/2024—12/25/2045	3,562	4,212
8.00%, 02/25/2023—10/01/2031	2,601	3,154
8.57%, 11/25/2037 *	1,193	1,474
12.11%, 03/25/2040 *	1,241	1,539
15.61%, 01/25/2034 *	137	178
16.18%, 08/25/2035—10/25/2035 *	505	665
16.75%, 04/25/2040 *	398	588
17.12%, 09/25/2024 *	573	817
18.77%, 05/25/2034 *	446	627
19.37%, 05/25/2035 *	795	1,124
21.75%, 04/25/2037 *	518	719

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued) 23.55%, 11/25/2035 *	$394	$589
Fannie Mae, IO
0.64%, 10/25/2016 *	773	11
3.00%, 01/25/2021	4,044	274
4.00%, 10/25/2014	2,242	124
4.16%, 11/25/2040 *	4,578	553
4.65%, 04/25/2041 *	3,840	313
4.72%, 07/25/2040 *	5,369	717
5.00%, 07/25/2039	648	91
5.50%, 10/25/2039	1,408	182
5.62%, 10/25/2039 *	982	119
5.72%, 02/25/2038—06/25/2039 *	8,564	1,097
5.90%, 12/25/2039 *	245	36
5.97%, 01/25/2040 *	3,250	424
6.07%, 12/25/2037 *	4,448	614
6.12%, 07/25/2037—05/25/2040 *	7,032	1,047
6.14%, 04/25/2040 *	1,636	235
6.17%, 10/25/2037—12/25/2037 *	1,989	313
6.21%, 01/25/2038 *	323	20
6.34%, 07/25/2037 *	2,601	378
6.37%, 10/25/2026—03/25/2039 *	5,562	940
6.71%, 03/25/2038 *	1,121	175
6.82%, 02/25/2040 *	1,347	181
Fannie Mae, PO 04/25/2019—07/25/2040	17,696	16,760
Fannie Mae STRIPS Zero Coupon, 11/15/2021	1,000	776
Fannie Mae STRIPS, PO 12/01/2024—08/01/2032	2,174	2,008
Federal Farm Credit Bank 5.13%, 11/15/2018	2,000	2,424
Financing Corp. STRIPS 2.35%, 09/26/2019 ▲	500	430
Freddie Mac
0.54%, 08/15/2023 *	1,023	1,020
0.59%, 06/15/2024—03/15/2036 *	2,296	2,291
0.64%, 07/15/2034 *	1,621	1,616
0.69%, 02/15/2033 *	1,707	1,700
1.49%, 07/15/2039 *	839	844
2.12%, 10/01/2036 *	259	273
2.42%, 12/01/2036 *	627	667
2.47%, 12/01/2036 *	548	584
2.50%, 11/01/2036 *	258	274
2.89%, 11/01/2036 *	62	66
3.07%, 05/01/2036 *	231	244
3.27%, 03/01/2036 *	1,046	1,119
3.48%, 11/01/2036 *	901	946
3.50%, 06/15/2021	2,000	2,205
4.00%, 01/15/2018—12/15/2041	3,964	4,193
4.25%, 10/15/2030	386	390
4.46%, 05/01/2037 *	265	278
4.50%, 07/01/2014—05/01/2041	57,645	62,043
4.62%, 05/01/2038 *	165	175
4.75%, 10/25/2037 *	977	1,010
4.91%, 02/01/2036 *	2,844	3,035
4.99%, 01/01/2035 *	2,465	2,640
5.00%, 10/01/2018—07/15/2041	33,568	37,235

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
5.07%, 07/01/2036 *	$2,156	$2,309
5.13%, 11/17/2017 ^	19,930	24,214
5.14%, 03/01/2037 *	431	458
5.23%, 05/25/2043	1,800	1,959
5.25%, 12/01/2031 *	904	966
5.30%, 06/15/2012—01/15/2033	2,041	2,206
5.50%, 08/23/2017—01/15/2039	41,072	45,708
5.50%, 05/15/2041 *	3,900	4,290
5.61%, 06/01/2037 *	298	321
5.62%, 04/01/2037 *	80	86
5.70%, 10/15/2038 *	1,690	1,845
5.71%, 05/01/2037 *	246	262
5.72%, 05/01/2037 *	799	849
5.75%, 10/15/2035	1,386	1,486
5.77%, 04/01/2037 *	189	199
5.90%, 04/01/2037 *	94	102
6.00%, 05/01/2017—06/15/2038	29,746	33,202
6.00%, 10/01/2037 *	232	248
6.07%, 05/01/2037 *	207	222
6.17%, 09/01/2037 *	182	193
6.25%, 10/15/2023	996	1,039
6.39%, 02/01/2037 *	273	297
6.48%, 10/01/2037 *	290	319
6.50%, 08/15/2021—02/25/2043	13,765	15,428
6.50%, 09/25/2043 *	249	282
6.80%, 11/15/2021 *	1,250	1,451
7.00%, 12/15/2036—07/25/2043	3,114	3,624
7.16%, 11/15/2046 *	2,515	3,000
7.50%, 11/15/2036—09/25/2043	4,598	5,394
8.00%, 06/15/2035 *	413	433
8.50%, 09/01/2015	103	112
8.57%, 11/15/2033 *	12	12
8.67%, 11/15/2033 *	274	304
8.72%, 10/15/2033 *	178	186
10.00%, 03/17/2026—10/01/2030	1,206	1,431
11.00%, 02/17/2021	460	514
14.32%, 06/15/2033 *	205	260
15.76%, 10/15/2033 *	94	103
15.90%, 10/15/2033 *	235	257
16.53%, 02/15/2040 *	500	745
16.73%, 02/15/2038 *	110	146
19.35%, 07/15/2035 *	131	185
20.18%, 08/15/2031 *	197	296
20.84%, 05/15/2035 *	147	220
23.45%, 06/15/2035 *	133	220
Freddie Mac, IO 3.50%, 09/15/2024	2,247	155
4.00%, 11/15/2029—10/15/2037	16,474	1,517
4.30%, 01/15/2040 *	3,849	258
4.50%, 12/15/2024—07/15/2037	7,527	783
5.00%, 04/15/2032—08/15/2040	7,780	1,117
5.50%, 07/15/2037	684	73
5.71%, 11/15/2037—10/15/2040 *	5,308	910
5.76%, 05/15/2038 *	3,258	423
5.81%, 05/15/2039 *	2,482	319
5.96%, 12/15/2039 *	2,777	407

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO (continued)
6.05%, 12/15/2039 *	$1,884	$437
6.11%, 01/15/2037 *	1,253	189
6.17%, 11/15/2037 *	198	31
6.41%, 01/15/2019 *	976	49
6.51%, 09/15/2039 *	1,215	228
7.41%, 08/15/2036 *	5,007	721
Freddie Mac, PO 03/15/2019—01/15/2040	19,509	18,344
Freddie Mac Re-REMIC 6.00%, 05/15/2036	3,229	3,777
Freddie Mac STRIPS, PO 04/01/2028	610	572
Ginnie Mae 0.49%, 04/16/2037 *	208	207
5.50%, 05/16/2019—09/20/2039	10,325	11,827
5.54%, 07/20/2040 *	5,853	6,688
5.75%, 02/20/2036—10/20/2037	11,537	12,551
5.85%, 10/20/2033 *	754	842
6.00%, 04/20/2020—12/20/2039	15,308	17,225
6.13%, 06/16/2031	1,584	1,790
6.50%, 04/20/2028—12/15/2035	4,140	4,708
7.00%, 09/15/2031—10/16/2040	3,281	3,832
7.00%, 09/20/2034 *	69	73
7.34%, 03/17/2033 *	271	286
7.50%, 12/20/2029—10/15/2037	1,537	1,782
8.72%, 04/20/2034 *	394	436
14.18%, 11/17/2032 *	120	156
16.68%, 02/20/2034 *	73	109
22.29%, 04/20/2037 *	719	1,025
Ginnie Mae, IO
4.00%, 09/16/2037	4,645	629
5.55%, 02/20/2038 *	417	51
5.62%, 09/20/2038 *	3,178	384
5.67%, 02/20/2039—06/20/2039 *	1,453	199
5.72%, 02/20/2038 *	3,940	596
5.76%, 02/20/2039—08/16/2039 *	3,327	468
5.81%, 07/16/2039—09/20/2039 *	5,875	817
5.82%, 11/20/2034—08/20/2039 *	5,283	773
5.87%, 07/20/2038 *	2,653	453
5.92%, 03/20/2037—06/20/2038 *	6,388	943
6.02%, 03/20/2039 *	518	61
6.11%, 06/16/2039—11/16/2039 *	4,083	570
6.12%, 12/20/2038 *	950	128
6.25%, 12/20/2037 *	201	32
6.26%, 11/16/2033 *	288	54
6.27%, 11/20/2037 *	297	47
6.32%, 05/20/2041 *	2,222	342
6.37%, 09/20/2033 *	2,211	198
6.40%, 07/20/2037 *	1,843	296
6.42%, 06/20/2037 *	3,128	524
6.50%, 03/20/2039	268	51
7.02%, 12/20/2038 *	2,136	356
7.32%, 09/20/2038 *	249	39
7.41%, 04/16/2038 *	152	23
Ginnie Mae, PO 12/20/2032—12/20/2040	7,775	7,261

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
Government Trust Certificate
Zero Coupon, 04/01/2016—04/01/2020	$15,890	$13,594
1.51%, 10/01/2015 ▲	4,000	3,807
Residual Funding Corp. Principal STRIPS PO
2.34%, 10/15/2020 ▲	1,000	829
2.61%, 07/15/2020 ▲	1,400	1,177
Tennessee Valley Authority
4.63%, 09/15/2060	236	277
5.25%, 09/15/2039	40	51
Tennessee Valley Authority Generic STRIPS
1.92%, 05/01/2019 ▲	500	433
Tennessee Valley Authority Principal STRIPS
3.92%, 11/01/2025 ▲	1,000	645
Total U.S. Government Agency Obligations

(cost $1,056,152)		1,092,346

FOREIGN GOVERNMENT OBLIGATIONS—1.6%
Israel Government AID Bond ▲
2.38%, 08/15/2018	1,500	1,356
2.40%, 02/15/2020	6,500	5,570
2.55%, 03/15/2019	10,000	8,867
2.69%, 09/15/2019	7,500	6,534
2.93%, 09/15/2020	7,996	6,694
3.65%, 02/15/2025	2,250	1,500
3.81%, 11/15/2026	1,400	859
Province of Manitoba Canada
2.13%, 04/22/2013 ^	100	102
Province of Ontario Canada
2.70%, 06/16/2015	700	736
2.95%, 02/05/2015 ^	515	544
Province of Quebec Canada
6.35%, 01/30/2026	285	387

Total Foreign Government Obligations (cost $31,700)		33,149

MORTGAGE-BACKED SECURITIES — 10.4%
ABN Amro Mortgage Corp.
Series 2003-7, Class A3
4.50%, 07/25/2018	695	696
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.69%, 12/25/2035—144A *	354	374
Series 2009-1, Class A4
5.75%, 09/25/2048—144A *	1,650	1,674
Series 2009-1, Class A5
5.75%, 09/25/2048—144A *	1,100	1,123
Series 2009-1, Class A7
5.75%, 09/25/2048—144A *	1,900	1,961
Series 2010-1A, Class A1
5.15%, 03/25/2058—144A *	1,052	1,076
ASG Resecuritization Trust
Series 2009-1, Class A60
4.98%, 06/26/2037—144A *	160	158
Series 2009-2, Class A55
5.22%, 05/24/2036—144A *	238	236
Series 2009-2, Class G60
5.22%, 05/24/2036—144A *	400	389
Series 2009-3, Class A65
5.01%, 03/26/2037—144A *	1,338	1,318
Series 2009-4, Class A60
6.00%, 06/28/2037—144A	222	230

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust (continued)
Series 2010-3, Class 2A22
0.48%, 10/28/2036—144A *	$661	$653
Series 2010-4, Class 2A20
0.43%, 11/28/2036—144A *	421	410
Series 2011-1, Class 3A50
2.48%, 11/28/2035—144A *	491	477
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	451	460
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	222	227
Series 2003-11, Class 1A1
6.00%, 01/25/2034	169	169
Series 2003-11, Class 2A1
6.00%, 01/25/2034	221	222
Series 2004-1, Class 1A1
6.00%, 02/25/2034	692	727
Series 2004-1, Class 5A1
5.50%, 02/25/2019	88	90
Series 2004-6, Class 3A2
6.00%, 07/25/2034	263	267
Series 2004-8, Class 3A1
5.50%, 09/25/2019	123	122
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	770	789
Series 2004-3, Class 1A7
5.50%, 10/25/2034	20	20
Series 2004-C, Class 1A1
5.03%, 12/20/2034 *	182	174
Series 2005-E, Class 4A1
2.67%, 03/20/2035 *	2,546	2,308
Series 2010-R4, Class 5A1
0.44%, 07/26/2036—144A *	277	270
Series 2010-R5, Class 1A1
5.50%, 10/26/2037—144A	1,330	1,380
Series 2010-R7, Class A1
0.47%, 06/25/2046—144A *	29	29
Series 2010-R11A, Class 1A6
5.36%, 08/26/2035—144A *	925	965
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	329
Series 2005-3, Class AM
4.73%, 07/10/2043	800	835
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	223
Series 2006-3, Class A4
5.89%, 07/10/2044 *	600	673
Series 2006-4, Class A4
5.63%, 07/10/2046	500	562
Series 2006-5, Class A4
5.41%, 09/10/2047	150	165
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 1A7
5.50%, 05/25/2033	957	979
Series 2003-3, Class 2A1
0.83%, 05/25/2018 *	114	108
Series 2003-4, Class 2A1
0.83%, 06/25/2018 *	487	475

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2003-6, Class 2A1
0.73%, 08/25/2018 *	$201	$192
Series 2003-C, Class 3A1
2.87%, 04/25/2033 *	325	320
Series 2003-E, Class 2A2
2.89%, 06/25/2033 *	499	463
Series 2004-3, Class 1A26
5.50%, 04/25/2034	1,300	1,326
Series 2004-3, Class 3A1
5.00%, 04/25/2019	171	174
Series 2004-5, Class 4A1
4.75%, 06/25/2019	119	122
Series 2004-C, Class 2A2
2.89%, 04/25/2034 *	1,004	931
BCAP LLC Trust
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034—144A	593	628
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037—144A	169	169
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037—144A *	617	642
Series 2009-RR14, Class 3A2
2.71%, 08/26/2035—144A *	500	477
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036—144A *	640	627
Series 2010-RR5, Class 2A5
5.21%, 04/26/2037—144A *	852	847
Series 2010-RR6, Class 5A1
5.43%, 11/26/2037—144A *	297	297
Series 2010-RR6, Class 22A3
5.08%, 06/26/2036—144A *	687	684
Series 2010-RR7, Class 1A5
5.01%, 04/26/2035—144A *	1,063	1,041
Series 2010-RR7, Class 2A1
4.98%, 07/26/2045—144A *	1,317	1,246
Series 2010-RR7, Class 15A1
1.09%, 01/26/2036—144A *	502	466
Series 2010-RR7, Class 16A1
0.90%, 02/26/2047—144A *	671	621
Series 2010-RR8, Class 3A3
5.08%, 05/26/2035—144A *	553	550
Series 2010-RR8, Class 3A4
5.08%, 05/26/2035—144A *	773	692
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036—144A *	836	851
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037—144A *	922	876
Series 2011-RR5, Class 11A3
0.43%, 05/28/2036—144A *	1,227	1,086
Series 2011-RR5, Class 14A3
2.82%, 07/26/2036—144A *	1,194	1,131
Series 2011-RR10, Class 2A1
0.59%, 09/26/2037—144A *	2,503	2,201
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
5.00%, 07/25/2033 *	216	212
Series 2004-2, Class 14A
5.05%, 05/25/2034 *	272	270
Series 2005-5, Class A1
2.22%, 08/25/2035 *	377	355

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.78%, 03/25/2035 *	$468	$375
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	1,000	1,078
Series 2006-PW11, Class A4
5.62%, 03/11/2039 *	200	225
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.29%, 06/11/2041—144A *	14,677	216
Chase Mortgage Finance Corp.
Series 2003-S2, Class A1
5.00%, 03/25/2018	307	311
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	910	946
Series 2007-A1, Class 1A3
2.77%, 02/25/2037 *	3,080	3,023
Series 2007-A1, Class 2A1
2.76%, 02/25/2037 *	707	673
Series 2007-A1, Class 7A1
2.75%, 02/25/2037 *	523	501
Series 2007-A1, Class 9A1
2.76%, 02/25/2037 *	216	212
Series 2007-A2, Class 1A1
2.78%, 07/25/2037 *	142	125
Series 2007-A2, Class 2A1
2.77%, 07/25/2037 *	869	853
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	75	65
Citicorp Mortgage Securities, Inc.
Series 2004-4, Class A4
5.50%, 06/25/2034	820	855
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 *	440	461
Series 2006-C5, Class A4
5.43%, 10/15/2049	500	566
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	658	694
Series 2005-2, Class 2A11
5.50%, 05/25/2035	409	400
Series 2008-AR4, Class 1A1A
4.72%, 11/25/2038—144A *	1,578	1,571
Series 2009-10, Class 1A1
2.46%, 09/25/2033—144A *	1,019	982
Series 2009-11, Class 3A1
5.75%, 05/25/2037—144A *	1,000	1,016
Series 2010-7, Class 10A1
2.61%, 02/25/2035—144A *	453	439
Series 2010-8, Class 5A6
4.00%, 11/25/2036—144A	9,576	9,817
Series 2010-8, Class 6A6
4.50%, 12/25/2036—144A	8,069	8,311
Series 2011-3, Class 1A1
0.36%, 02/25/2047—144A *	529	518
Series 2011-10, Class 4A1
0.48%, 02/25/2046—144A *	1,463	1,388

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, IO
Series 2007-CD4, Class XC
0.23%, 12/11/2049—144A *	$47,535	$450
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	1,000	1,084
Countrywide Alternative Loan Trust, PO
Series 2002-7
08/25/2032	137	107
Countrywide Home Loan Mortgage Pass-
Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	64	65
Series 2003-39, Class A6
5.00%, 10/25/2033	761	750
Series 2003-50, Class A1
5.00%, 11/25/2018	558	572
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	1,534	1,565
Series 2004-3, Class A4
5.75%, 04/25/2034	1,104	1,135
Series 2004-3, Class A26
5.50%, 04/25/2034	736	758
Series 2004-5, Class 1A4
5.50%, 06/25/2034	917	948
Series 2004-8, Class 2A1
4.50%, 06/25/2019	115	117
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	237	243
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	384	388
Series 2003-27, Class 5A3
5.25%, 11/25/2033	767	792
Series 2003-27, Class 5A4
5.25%, 11/25/2033	581	600
Series 2003-29, Class 5A1
7.00%, 12/25/2033	281	300
Series 2003-29, Class 8A1
6.00%, 11/25/2018	137	141
Series 2003-AR15, Class 3A1
2.83%, 06/25/2033 *	377	361
Series 2004-4, Class 2A4
5.50%, 09/25/2034	793	835
Series 2004-5, Class 3A1
5.25%, 08/25/2019	495	510
Series 2004-8, Class 1A4
5.50%, 12/25/2034	807	847
Series 2004-8, Class 3A5
5.50%, 12/25/2034	491	508
Series 2005-C3, Class AM
4.73%, 07/15/2037	400	420
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.85%, 03/15/2039 *	1,600	1,753
Series 2009-3R, Class 19A3
6.00%, 01/27/2038—144A	415	431

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-16, Class A3
4.25%, 06/25/2050—144A *	$400	$369
Series 2010-16, Class A4
4.25%, 06/25/2050—144A *	1,000	799
Series 2010-1R, Class 5A1
5.00%, 01/27/2036—144A *	633	649
Series 2010-11R, Class A1
1.27%, 06/28/2047—144A *	356	352
Series 2010-12R, Class 14A1
2.68%, 09/26/2046—144A *	559	551
Series 2010-15R, Class 7A1
5.00%, 10/26/2037—144A *	262	255
Series 2010-17R, Class 1A1
2.48%, 06/26/2036—144A *	388	368
Series 2011-1R, Class A1
1.27%, 02/27/2047—144A *	1,422	1,398
Series 2011-6R, Class 3A1
2.86%, 07/28/2036—144A *	836	787
Series 2011-7R, Class A1
1.52%, 08/28/2047—144A *	2,007	1,967
Series 2011-9R, Class A1
2.27%, 03/27/2046—144A *	3,704	3,676
Series 2011-16R, Class 7A3
3.50%, 12/27/2036—144A *	964	966
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600	655
CW Capital Cobalt, Ltd., IO
Series 2006-C1
0.92%, 08/15/2048 *	30,063	843
DBRR Trust, IO
Series 2011-C32, Class A3X1
0.42%, 06/17/2049—144A *	6,000	510
Deutsche ALT-A Securities, Inc., Alternate
Loan Trust
Series 2005-1, Class 2A1
5.80%, 02/25/2020 *	299	307
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.42%, 04/26/2037—144A *	337	323
Series 2010-RS2, Class A1
1.55%, 06/28/2047—144A *	430	425
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A
2.98%, 12/06/2020—144A	1,227	1,278
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	156	158
Series 2004-AR2, Class 2A1
2.76%, 05/25/2034 *	835	758
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 *	1,000	1,023
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.03%, 10/19/2033 *	233	223
Series 2003-AR2, Class 2A4
2.99%, 12/19/2033 *	1,278	1,217
Series 2004-J2, Class A2
0.78%, 06/25/2034 *	29	29

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
GMAC Mortgage Corp., Loan Trust (continued)
Series 2004-J5, Class A7
6.50%, 01/25/2035	$2,084	$2,183
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	233	238
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 *	220	227
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/2038 *	1,000	1,080
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.81%, 11/10/2039—144A *	11,327	250
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.63%, 09/25/2035—144A *	1,590	1,201
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
5.07%, 09/25/2035—144A *	1,192	204
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	1,561	1,543
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	1,665	1,743
Series 2005-5F, Class 2A3
5.50%, 06/25/2035	52	52
Series 2005-5F, Class 8A3
0.78%, 06/25/2035 *	284	251
Impac CMB Trust
Series 2005-4, Class 2A1
0.58%, 05/25/2035 *	473	407
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	143	148
Series 2006-1, Class 2A1
0.63%, 05/25/2036 *	1,021	883
Series 2006-2, Class 2A1
0.63%, 08/25/2036 *	981	882
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	1,000	1,055
Series 2004-CB9, Class A4
5.77%, 06/12/2041 *	1,000	1,083
Series 2005-CB11, Class AJ
5.54%, 08/12/2037 *	700	715
Series 2005-CB13, Class A4
5.46%, 01/12/2043 *	385	416
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	1,500	1,652
Series 2006-CB16, Class A4
5.55%, 05/12/2045	100	112
Series 2006-LDP9, Class A3SF
0.44%, 05/15/2047 *	1,000	915
JPMorgan Chase Commercial Mortgage
Securities Corp., IO
Series 2006-CB15, Class X1
0.11%, 06/12/2043 *	55,079	378
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.75%, 07/25/2034 *	174	166

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust (continued)
Series 2004-A4, Class 1A1
2.76%, 09/25/2034 *	$219	$217
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	93	95
Series 2005-A1, Class 3A4
5.01%, 02/25/2035 *	688	653
Series 2005-A1, Class 5A1
4.44%, 02/25/2035 *	113	113
Series 2006-A2, Class 4A1
2.75%, 08/25/2034 *	536	495
Series 2006-A2, Class 5A3
2.65%, 11/25/2033 *	1,233	1,152
Series 2006-A3, Class 6A1
2.76%, 08/25/2034 *	139	120
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
5.76%, 09/26/2036—144A *	467	463
Series 2010-4, Class 7A1
4.27%, 08/26/2035—144A *	532	518
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.37%, 03/15/2036	1,110	1,165
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	167
Series 2006-C4, Class A4
6.07%, 06/15/2038 *	400	456
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.16%, 02/15/2041—144A *	24,596	268
LVII Resecuritization Trust
Series 2009-2, Class A4
3.00%, 09/27/2037—144A *	371	356
Series 2009-2, Class A5
3.00%, 09/27/2037—144A *	2,000	1,980
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.66%, 04/21/2034 *	1,522	1,481
Series 2004-13, Class 3A6
2.72%, 11/21/2034 *	104	103
Series 2004-13, Class 3A7
2.72%, 11/21/2034 *	700	654
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	187	187
Series 2004-5, Class 5A1
4.75%, 06/25/2019	257	259
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	124	127
Series 2003-3, Class 3A18
5.50%, 04/25/2033	362	373
Series 2003-11, Class 9A6
5.25%, 12/25/2033	1,074	1,109
Series 2004-P7, Class A6
5.50%, 12/27/2033—144A	611	646
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035—144A	262	194
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.73%, 07/25/2033 *	194	183

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors, Inc. (continued)
Series 2003-A5, Class 2A6
2.44%, 08/25/2033 *	$201	$187
Series 2004-A4, Class A2
2.61%, 08/25/2034 *	313	285
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.50%, 01/12/2044 *	500	489
Series 2006-C1, Class A4
5.85%, 05/12/2039 *	730	826
Merrill Lynch/Countrywide Commercial
Mortgage Trust, IO
Series 2006-4, Class XC
0.27%, 12/12/2049—144A *	16,235	221
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.13%, 12/25/2034 *	648	622
Series 2004-D, Class A2
0.84%, 08/25/2029 *	434	376
Morgan Stanley Capital I
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	2,500	2,672
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	200	224
Series 2007-T27, Class A4
5.79%, 06/11/2042 *	200	232
Series 2011-C3, Class A3
4.05%, 07/15/2049	637	687
Morgan Stanley Capital I, IO
Series 2006-IQ12, Class X1
0.18%, 12/15/2043—144A *	39,889	571
Series 2006-T21, Class X
0.29%, 10/12/2052—144A *	99,590	799
Series 2007-HQ11, Class X
0.41%, 02/12/2044—144A *	71,127	546
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.65%, 04/25/2034 *	713	721
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A1
3.00%, 07/17/2056—144A	295	296
Series 2009-IO, Class A2
5.00%, 07/17/2056—144A	2,500	2,556
Series 2010-C30A, Class A3A
3.25%, 12/17/2043—144A	1,576	1,573
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040—144A	1,400	1,467
Series 2011-IO, Class A
2.50%, 03/23/2051—144A	2,277	2,281
NCUA Guaranteed Notes
Series 2010-C1, Class APT
2.65%, 10/29/2020	3,037	3,193
Series 2010-R3, Class 1A
0.82%, 12/08/2020 *	916	920
Series 2010-R3, Class 3A
2.40%, 12/08/2020	435	445
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	296	314
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	27	21

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1 2.64%, 05/25/2035 *	$577	$531
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1 6.50%, 02/26/2036—144A	630	665
Series 2010-9, Class 7A5 4.00%, 05/26/2037—144A *	979	975
Residential Accredit Loans, Inc.
Series 2003-QS1, Class A6 4.25%, 01/25/2033	171	172
Series 2003-QS13, Class A5 0.93%, 07/25/2033 *	485	417
Series 2003-QS15, Class A7 5.50%, 08/25/2033	1,270	1,274
Series 2003-QS18, Class A1 5.00%, 09/25/2018	172	177
Series 2004-QS7, Class A4 5.50%, 05/25/2034	381	335
Residential Asset Mortgage Products, Inc.
Series 2004-SL2, Class A3 7.00%, 10/25/2031	476	497
Residential Asset Securitization Trust
Series 2002-A13, Class A4 5.25%, 12/25/2017	94	96
Residential Funding Mortgage Securities I
Series 2003-S4, Class A4 5.75%, 03/25/2033	802	842
Series 2003-S20, Class 2A1 4.75%, 12/25/2018	141	144
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A 2.74%, 09/25/2033 *	579	545
Series 2003-UP1, Class A 3.95%, 04/25/2032—144A *	50	42
Sequoia Mortgage Trust
Series 2004-11, Class A1 0.58%, 12/20/2034 *	731	607
Series 2004-11, Class A3 0.58%, 12/20/2034 *	905	815
Series 2004-12, Class A3 1.11%, 01/20/2035 *	477	365
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1 4.05%, 01/25/2058—144A *	2,071	2,068
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-6, Class 5A4 4.96%, 06/25/2034 *	800	771
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1 0.94%, 10/19/2034 *	624	528
Structured Asset Securities Corp.
Series 2003-16, Class A3 0.78%, 06/25/2033 *	140	133
Series 2003-32, Class 1A1 5.26%, 11/25/2033 *	211	220
Series 2003-35, Class 3A1 0.78%, 12/25/2033 *	524	492
Series 2003-33H, Class 1A1 5.50%, 10/25/2033	196	198
Series 2003-37A, Class 2A 5.03%, 12/25/2033 *	269	263

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. (continued)
Series 2004-4XS, Class 1A5 5.49%, 02/25/2034 *	$744	$752
Series 2004-5H, Class A4 5.54%, 12/25/2033	918	896
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1 0.92%, 09/25/2043 *	543	493
Series 2004-1, Class II2A 1.75%, 03/25/2044 *	243	210
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3 5.72%, 08/15/2039 *	650	704
Vendee Mortgage Trust
Series 1993-1, Class ZB 7.25%, 02/15/2023	429	492
Series 1998-2, Class 1G 6.75%, 06/15/2028	757	882
Vericrest Opportunity Loan Transferee
Series 2010-NPL1, Class B1 8.00%, 05/25/2039—144A *	1,130	1,054
Series 2011-NL1A, Class A1 5.93%, 12/26/2050—144A *	808	809
Series 2011-NL1A, Class A2 9.08%, 12/26/2050—144A *	1,400	1,396
Series 2011-NL2A, Class A1 5.68%, 06/25/2051—144A *	808	809
Series 2011-NL2A, Class A2 9.32%, 06/25/2051—144A *	1,300	1,292
Series 2011-NL3A, Class A1 5.19%, 09/25/2051—144A *	1,257	1,256
Series 2011-NL3A, Class A2 9.32%, 09/25/2051—144A *	615	611
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4 5.01%, 12/15/2035 *	1,500	1,587
Series 2004-C11, Class A5 5.22%, 01/15/2041 *	1,118	1,204
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC 0.07%, 03/15/2045—144A *	149,022	614
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1 2.57%, 06/25/2033 *	1,068	995
Series 2003-AR7, Class A7 2.45%, 08/25/2033 *	389	375
Series 2003-AR8, Class A 2.49%, 08/25/2033 *	134	128
Series 2003-AR9, Class 1A6 2.46%, 09/25/2033 *	680	655
Series 2003-S3, Class 1A4 5.50%, 06/25/2033	786	800
Series 2003-S4, Class 2A10 16.70%, 06/25/2033 *	47	53
Series 2003-S8, Class A4 4.50%, 09/25/2018	194	196
Series 2003-S9, Class A8 5.25%, 10/25/2033	619	636
Series 2004-AR3, Class A1 2.55%, 06/25/2034 *	92	87
Series 2004-AR3, Class A2 2.55%, 06/25/2034 *	946	891

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	$513	$535
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	583	604
Series 2004-S1, Class 1A3
0.68%, 03/25/2034 *	157	153
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	609	623
Washington Mutual MSC Mortgage Pass-
Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	526	551
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	186	194
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10
4.75%, 10/25/2018	1,034	1,061
Series 2003-11, Class 2A1
4.75%, 10/25/2018	718	737
Series 2003-15, Class 1A1
4.75%, 12/25/2018	193	199
Series 2003-J, Class 2A5
4.42%, 10/25/2033 *	21	21
Series 2003-K, Class 1A1
4.43%, 11/25/2033 *	78	78
Series 2004-4, Class A9
5.50%, 05/25/2034	672	690
Series 2004-7, Class 2A2
5.00%, 07/25/2019	274	282
Series 2004-EE, Class 2A1
2.71%, 12/25/2034 *	501	478
Series 2004-EE, Class 2A2
2.71%, 12/25/2034 *	125	121
Series 2004-EE, Class 3A1 2.74%, 12/25/2034 *	121	119
Series 2004-EE, Class 3A2
2.74%, 12/25/2034 *	182	180
Series 2004-I, Class 1A1
2.69%, 07/25/2034 *	1,586	1,498
Series 2004-P, Class 2A1
2.68%, 09/25/2034 *	2,795	2,627
Series 2004-R, Class 2A1
2.63%, 09/25/2034 *	1,457	1,413
Series 2004-U, Class A1
2.72%, 10/25/2034 *	1,634	1,534
Series 2004-V, Class 1A1
2.71%, 10/25/2034 *	293	282
Series 2004-V, Class 1A2
2.71%, 10/25/2034 *	131	128
Series 2004-W, Class A9
2.61%, 11/25/2034 *	416	403
Series 2005-1, Class 2A1
5.00%, 01/25/2020	321	336
Series 2005-13, Class A1
5.00%, 11/25/2020	191	199
Series 2005-AR8, Class 2A1
2.70%, 06/25/2035 *	660	623
Series 2005-AR9, Class 2A1
2.67%, 10/25/2033 *	251	235

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044—144A	$550	$601

Total Mortgage-Backed Securities (cost $216,426)		217,423

ASSET-BACKED SECURITIES—3.4%
AH Mortgage Advance Trust
Series SART-1, Class A1
2.63%, 05/10/2042—144A	1,691	1,686
Series SART-1, Class A2
3.37%, 05/10/2043—144A	4,434	4,435
Series SART-2, Class A1
3.27%, 09/15/2043—144A	2,134	2,126
Series SART-2, Class B1
6.90%, 09/15/2043—144A	800	793
Series SART-3, Class 1A1
2.98%, 03/13/2043—144A	1,035	1,035
Series SART-3, Class 1A2
3.72%, 03/13/2044—144A	1,969	1,969
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013—144A	40	40
Series 2010-1, Class A3
1.45%, 05/15/2014	196	197
Series 2010-3, Class A3
1.11%, 10/15/2014	920	924
Series 2010-3, Class A4
1.55%, 08/17/2015	357	363
Series 2010-4, Class A3
0.91%, 11/17/2014	431	432
Series 2011-1, Class A3
1.38%, 01/15/2015	285	287
Series 2012-1, Class A3
0.93%, 02/16/2016	709	711
American Airlines Pass-Through Trust
Series 2011-1, Class A
5.25%, 01/31/2021	109	104
Series 2011-2, Class A
8.63%, 04/15/2023	628	669
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A3
1.66%, 03/17/2014	45	45
Series 2010-3, Class A3
1.14%, 04/08/2015	535	535
Series 2010-4, Class A2
0.96%, 05/08/2014	129	130
Series 2010-4, Class A3
1.27%, 04/08/2015	125	125
Series 2011-1, Class A2
0.84%, 06/09/2014	290	290
Series 2011-1, Class A3
1.39%, 09/08/2015	200	200
Series 2011-3, Class A2
0.84%, 11/10/2014	747	747
Series 2011-4, Class A2
0.92%, 03/09/2015	667	667
Series 2011-4, Class A3
1.17%, 05/09/2016	1,885	1,886
Series 2011-5, Class A3
1.55%, 07/08/2016	1,593	1,602
Series 2012-1, Class A2
0.91%, 10/08/2015	396	396

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Arch Bay Asset-Backed Securities
Series 2010-2, Class A
4.13%, 04/25/2057—144A *	$193	$192
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 *	741	681
Bank of America Auto Trust
Series 2009-2A, Class A3
2.13%, 09/15/2013—144A	16	16
Series 2009-3A, Class A3
1.67%, 12/16/2013—144A	29	29
Series 2010-1A, Class A3
1.39%, 03/15/2014—144A	105	106
Series 2010-1A, Class A4
2.18%, 02/15/2017—144A	185	188
Series 2010-2, Class A3
1.31%, 07/15/2014	209	210
Series 2010-2, Class A4
1.94%, 06/15/2017	510	519
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	134	135
Series 2011-1, Class A3
1.29%, 09/15/2015	630	636
Series 2011-1, Class A4
2.16%, 09/15/2016	530	545
Series 2011-3, Class A3
1.07%, 06/15/2016	1,552	1,553
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.84%, 02/25/2033 *	617	562
Series 2003-5, Class 1A4
4.40%, 02/25/2030	268	269
Series 2003-6, Class 1A4
4.50%, 11/25/2034	360	359
Series 2003-6, Class 1A5
5.35%, 11/25/2034 *	500	434
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	1,000	1,001
Series 2010-A, Class B
1.65%, 11/08/2013	2,000	1,998
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.47%, 02/25/2046—144A *	846	772
CNH Equipment Trust
Series 2010-A, Class A3
1.54%, 07/15/2014	156	156
Series 2010-C, Class A3
1.17%, 05/15/2015	431	432
Series 2011-A, Class A3
1.20%, 05/16/2016	350	353
Series 2011-A, Class A4
2.04%, 10/17/2016	267	275
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	279	297
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019—144A	1,251	1,251

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust
Series 2011-1, Class A
2.61%, 03/15/2019—144A	$860	$860
CVS Pass-Through Trust
5.93%, 01/10/2034—144A	667	707
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class A
4.95%, 05/23/2019	267	278
Series 2011-1, Class A
5.30%, 04/15/2019	92	97
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	1,800	1,800
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	386	387
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047—144A *	2,181	2,190
Freedom Trust
Series 2011-1, Class A13
0.44%, 11/30/2037—144A *	534	524
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	600	609
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.55%, 01/20/2035 *	83	75
Series 2006-1, Class A1
0.44%, 01/20/2036 *	153	139
Series 2007-1, Class A2F
5.60%, 03/20/2036 *	141	142
Series 2007-1, Class AS
0.48%, 03/20/2036 *	164	140
Series 2007-3, Class APT
1.48%, 11/20/2036 *	118	104
Huntington Auto Trust
Series 2011-1A, Class A2
0.76%, 04/15/2014—144A	2,400	2,402
Series 2011-1A, Class A3
1.01%, 01/15/2016—144A	2,000	1,997
Series 2011-1A, Class A4
1.31%, 11/15/2016—144A	1,500	1,502
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	340	341
Series 2010-B, Class A4
1.63%, 03/15/2017	375	382
Series 2011-A, Class A3
1.16%, 04/15/2015	275	277
Series 2011-A, Class A4
1.78%, 12/15/2015	310	317
Series 2011-B, Class A3
1.04%, 09/15/2015	257	259
Series 2011-B, Class A4
1.65%, 02/15/2017	288	294

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	$335	$338
Series 2011-A, Class A4
1.96%, 04/16/2018	285	293
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016—144A	435	434
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.63%, 07/25/2034—144A *	684	652
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.53%, 03/25/2032 *	1,103	978
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	182	183
Series 2011-1, Class A3
0.85%, 03/16/2015	545	547
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017—144A	2,000	2,000
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
1.03%, 01/25/2035 *	34	33
NCUA Guaranteed Notes
Series 2010-A1, Class A
0.65%, 12/07/2020 *	249	249
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033—144A	260	262
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	455	456
Series 2010-A, Class A4
1.31%, 09/15/2016	300	303
PennyMac Loan Trust
Series 2010-NPL1, Class M1
5.00%, 05/25/2050—144A *	582	580
Series 2011-NPL1, Class A
5.25%, 09/25/2051—144A *	1,641	1,642
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 *	337	334
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 *	571	362
Series 2005-EFC5, Class A3
0.62%, 10/25/2035 *	600	509
Residential Asset Securities Corp.
Series 2005-KS9, Class A3
0.65%, 10/25/2035 *	500	478
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041—144A	961	961
Santander Drive Auto Receivables Trust
Series 2010-A, Class A3
1.83%, 11/17/2014—144A	400	403
Series 2010-A, Class A4
2.39%, 06/15/2017—144A	400	408
Series 2011-S2A, Class B
2.06%, 06/15/2017—144A	174	174
Series 2011-S2A, Class D
3.35%, 06/15/2017—144A	348	344

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-1, Class A2
1.25%, 04/15/2015	$1,124	$1,125
Series 2012-1, Class A3
1.49%, 10/15/2015	411	412
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	315	315
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.55%, 06/25/2035 *	400	376
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	280	255
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 *	588	587
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 *	588	587
Series 2005-NC1, Class A11
4.69%, 02/25/2035 *	1,120	1,108
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	70	70
Series 2011-A, Class A3
0.98%, 10/15/2014	845	849
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	30	30
Series 2009-2, Class A4
2.53%, 06/17/2013	115	117
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013—144A	169	169
Series 2011-1A, Class A3
1.49%, 06/16/2014—144A	303	303
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	280

Total Asset-Backed Securities (cost $70,542)		70,692

MUNICIPAL GOVERNMENT OBLIGATIONS—0.2%
American Municipal Power, Inc.
7.50%, 02/15/2050	640	839
New York State Dormitory Authority, Revenue Bond
5.60%, 03/15/2040	280	344
Ohio State University
4.80%, 06/01/2111	1,370	1,458
Port Authority of New York & New Jersey
5.65%, 11/01/2040	485	574
State of Illinois
5.10%, 06/01/2033	85	80

Total Municipal Government Obligations (cost $2,849)		3,295

CORPORATE DEBT SECURITIES—14.7%
Aerospace & Defense—0.1%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015—144A	380	411
BAE Systems PLC
5.80%, 10/11/2041—144A	439	470
Lockheed Martin Corp.
2.13%, 09/15/2016	320	322

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
4.25%, 11/15/2019 ^	$150	$163
4.85%, 09/15/2041	190	199
5.72%, 06/01/2040	108	124
United Technologies Corp.
8.88%, 11/15/2019	250	347
Air Freight & Logistics—0.0%¥
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	85
8.38%, 04/01/2030 *	200	291
Auto Components—0.1%
Johnson Controls, Inc.
3.75%, 12/01/2021	571	593
4.25%, 03/01/2021 ^	335	361
5.25%, 12/01/2041 ^	970	1,045
Automobiles—0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016—144A	778	782
2.95%, 01/11/2017—144A	1,100	1,119
6.50%, 11/15/2013	80	87
Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136	138
7.75%, 01/15/2019	650	854
8.20%, 01/15/2039	240	377
PepsiCo, Inc.
3.00%, 08/25/2021 ^	250	262
7.90%, 11/01/2018	21	29
SABMiller Holdings, Inc.
3.75%, 01/15/2022—144A	200	208
SABMiller PLC
5.50%, 08/15/2013—144A	180	191
5.70%, 01/15/2014—144A	330	357
Biotechnology—0.1%
Amgen, Inc.
3.45%, 10/01/2020 ^	400	410
3.88%, 11/15/2021	435	453
4.50%, 03/15/2020 ^	56	61
5.15%, 11/15/2041	1,075	1,142
5.65%, 06/15/2042	252	283
5.75%, 03/15/2040	165	186
Capital Markets—1.7%
Bank of New York Mellon Corp.
2.40%, 01/17/2017	994	1,011
2.95%, 06/18/2015 ^	675	709
3.10%, 01/15/2015 ^	125	131
3.55%, 09/23/2021 ^	509	533
4.60%, 01/15/2020	40	45
5.45%, 05/15/2019	200	232
BlackRock, Inc.
6.25%, 09/15/2017	635	756
BP Capital Markets PLC
3.88%, 03/10/2015	675	729
4.74%, 03/11/2021	100	115
Charles Schwab Corp.
4.95%, 06/01/2014	100	109
Credit Suisse
4.38%, 08/05/2020	316	322
5.30%, 08/13/2019	1,200	1,287
5.40%, 01/14/2020	200	202

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Credit Suisse USA, Inc.
6.00%, 02/15/2018	$1,825	$1,913
5.13%, 08/15/2015 ^	170	183
Deutsche Bank AG
2.38%, 01/11/2013 ^	250	252
3.25%, 01/11/2016 ^	400	412
3.88%, 08/18/2014 ^	100	104
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	255	254
3.70%, 08/01/2015	308	313
5.25%, 10/15/2013—07/27/2021	691	702
5.38%, 03/15/2020	390	396
6.00%, 06/15/2020	2,047	2,163
6.15%, 04/01/2018	200	216
6.25%, 09/01/2017 ^	650	714
6.75%, 10/01/2037	200	198
7.50%, 02/15/2019	4,875	5,532
Jefferies Group, Inc.
3.88%, 11/09/2015	171	156
6.25%, 01/15/2036	260	224
6.45%, 06/08/2027	180	163
8.50%, 07/15/2019	1,720	1,802
Macquarie Group, Ltd.
6.00%, 01/14/2020—144A	450	433
6.25%, 01/14/2021—144A	525	520
7.30%, 08/01/2014—144A	700	735
7.63%, 08/13/2019—144A	1,000	1,030
Morgan Stanley
4.00%, 07/24/2015	333	332
4.20%, 11/20/2014	156	158
5.45%, 01/09/2017	500	512
5.63%, 09/23/2019	2,610	2,596
5.75%, 01/25/2021	400	400
5.95%, 12/28/2017	700	719
7.30%, 05/13/2019	1,800	1,963
Morgan Stanley—Series F
5.55%, 04/27/2017	170	174
6.25%, 08/28/2017	450	468
Morgan Stanley—Series MTN
6.63%, 04/01/2018	1,200	1,264
Nomura Holdings, Inc.
4.13%, 01/19/2016 ^	200	200
5.00%, 03/04/2015 ^	350	362
6.70%, 03/04/2020	543	583
UBS AG
2.25%, 08/12/2013	250	251
3.88%, 01/15/2015	600	618
4.88%, 08/04/2020	525	546
5.88%, 12/20/2017	110	123
Chemicals—0.3%
Dow Chemical Co.
4.13%, 11/15/2021	438	461
4.25%, 11/15/2020 ^	174	186
5.25%, 11/15/2041	283	308
7.60%, 05/15/2014	640	727
8.55%, 05/15/2019	456	604
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 ^	173	179
4.90%, 01/15/2041	125	144
5.60%, 12/15/2036	550	686

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Chemicals (continued)
Mosaic Co.
3.75%, 11/15/2021	$209	$219
4.88%, 11/15/2041 ^	253	263
Potash Corp., of Saskatchewan, Inc.
6.50%, 05/15/2019 ^	260	328
PPG Industries, Inc.
5.75%, 03/15/2013	120	126
6.65%, 03/15/2018	300	364
7.40%, 08/15/2019	300	375
9.00%, 05/01/2021	310	435
Praxair, Inc.
4.38%, 03/31/2014	375	403
5.20%, 03/15/2017	150	174
Union Carbide Corp.
7.50%, 06/01/2025	400	475
7.75%, 10/01/2096	210	227
Commercial Banks—2.3%
ANZ National International, Ltd.
2.38%, 12/21/2012—144A	105	106
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016—144A ^	997	1,008
3.25%, 03/01/2016—144A ^	130	133
4.88%, 01/12/2021—144A	137	149
Bank of Montreal
1.30%, 10/31/2014—144A ^	642	648
Bank of Nova Scotia
1.65%, 10/29/2015—144A ^	359	363
2.55%, 01/12/2017	855	871
3.40%, 01/22/2015	405	430
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/2015—144A	227	241
Barclays Bank PLC
2.50%, 01/23/2013	150	151
2.50%, 09/21/2015—144A ^	510	507
3.90%, 04/07/2015 ^	170	174
5.00%, 09/22/2016	100	107
5.13%, 01/08/2020 ^	350	374
5.20%, 07/10/2014	125	132
6.75%, 05/22/2019 ^	400	465
BB&T Corp.
3.38%, 09/25/2013	220	228
3.85%, 07/27/2012	265	269
3.95%, 04/29/2016 ^	515	563
4.90%, 06/30/2017	550	604
5.20%, 12/23/2015	250	272
5.25%, 11/01/2019	90	100
5.70%, 04/30/2014	195	214
6.85%, 04/30/2019	250	311
Canadian Imperial Bank of Commerce
2.60%, 07/02/2015—144A ^	1,750	1,834
Comerica, Inc.
3.00%, 09/16/2015	150	155
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	205	211
4.50%, 01/11/2021 ^	300	324
5.80%, 09/30/2110 - 144A	300	302
Corp. Andina de Fomento
3.75%, 01/15/2016 ^	795	809

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
DNB Boligkreditt AS
2.10%, 10/14/2015—144A	$1,057	$1,057
HSBC Bank PLC
1.63%, 07/07/2014—144A ^	837	829
3.10%, 05/24/2016—144A	262	268
3.50%, 06/28/2015—144A	1,175	1,219
4.13%, 08/12/2020—144A	275	279
HSBC Holdings PLC
4.88%, 01/14/2022 ^	1,520	1,634
5.10%, 04/05/2021	911	990
KeyBank NA
5.70%, 11/01/2017	245	262
5.80%, 07/01/2014	250	271
M&T Bank Corp.
5.38%, 05/24/2012 ^	80	81
Manufacturers & Traders Trust Co.
2.08%, 04/01/2013 *	300	297
6.63%, 12/04/2017	250	289
National Australia Bank, Ltd.
2.50%, 01/08/2013—144A	400	403
2.75%, 09/28/2015—144A	280	283
3.00%, 07/27/2016—144A	1,730	1,755
3.75%, 03/02/2015—144A ^	280	291
National Bank of Canada
1.65%, 01/30/2014—144A ^	271	275
National City Corp.
4.90%, 01/15/2015 ^	165	181
Nordea Bank AB
1.75%, 10/04/2013—144A ^	200	198
4.88%, 05/13/2021—144A	384	362
PNC Bank NA
6.88%, 04/01/2018	1,600	1,875
PNC Funding Corp.
2.70%, 09/19/2016	720	743
3.00%, 05/19/2014	180	187
4.38%, 08/11/2020	433	477
5.13%, 02/08/2020	250	287
5.25%, 11/15/2015	130	141
5.63%, 02/01/2017	130	144
6.70%, 06/10/2019	150	187
Rabobank Nederland NV
2.13%, 10/13/2015	105	105
3.20%, 03/11/2015—144A	500	513
Royal Bank of Canada
2.30%, 07/20/2016 ^	800	818
Stadshypotek AB
1.45%, 09/30/2013—144A ^	1,394	1,395
Svenska Handelsbanken AB
3.13%, 07/12/2016 ^	388	398
Toronto-Dominion Bank
2.20%, 07/29/2015—144A	895	917
2.50%, 07/14/2016 ^	718	746
U.S. Bancorp
2.45%, 07/27/2015	540	563
2.88%, 11/20/2014 ^	121	127
4.13%, 05/24/2021	133	148
7.50%, 06/01/2026	111	140

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Wachovia Bank NA
0.88%, 03/15/2016 *	$450	$412
5.00%, 08/15/2015	500	535
6.00%, 11/15/2017	3,100	3,526
Wachovia Corp.
5.50%, 05/01/2013	420	443
5.75%, 06/15/2017—02/01/2018	2,170	2,497
Wells Fargo & Co.
2.63%, 12/15/2016	995	1,016
3.68%, 06/15/2016 *	390	416
5.63%, 12/11/2017	550	633
Wells Fargo Bank NA—Series AI
4.75%, 02/09/2015	2,000	2,136
Westpac Banking Corp.
2.45%, 11/28/2016—144A ^	600	599
4.88%, 11/19/2019	750	806
Commercial Services & Supplies—0.1%
Pitney Bowes, Inc.
4.88%, 08/15/2014	350	375
5.00%, 03/15/2015	250	267
5.60%, 03/15/2018 ^	100	106
Waste Management, Inc.
4.75%, 06/30/2020	319	356
Communications Equipment—0.0%¥
Cisco Systems, Inc.
4.45%, 01/15/2020 ^	150	174
5.50%, 01/15/2040	250	303
5.90%, 02/15/2039	100	126
Computers & Peripherals—0.2%
Dell, Inc.
3.10%, 04/01/2016 ^	371	399
5.65%, 04/15/2018 ^	90	106
Hewlett-Packard Co.
4.30%, 06/01/2021 ^	200	209
4.38%, 09/15/2021 ^	312	328
6.00%, 09/15/2041	1,360	1,562
HP Enterprise Services LLC
7.45%, 10/15/2029	500	613
Construction & Engineering—0.0%¥
Fluor Corp.
3.38%, 09/15/2021	547	562
Construction Materials—0.0% ¥
CRH America, Inc.
6.00%, 09/30/2016	221	241
Consumer Finance—0.4%
American Express Co.
7.00%, 03/19/2018	700	860
American Express Credit Corp.
2.80%, 09/19/2016 ^	1,617	1,654
5.13%, 08/25/2014	200	218
7.30%, 08/20/2013	200	218
American Express Credit Corp.—Series C
5.88%, 05/02/2013 ^	300	317
Capital One Financial Corp.
4.75%, 07/15/2021	625	658
6.75%, 09/15/2017	730	840
7.38%, 05/23/2014	75	83
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	129
Caterpillar Financial Services Corp.—Series F
5.85%, 09/01/2017	150	180

	Principal (000’s)	Value (000’s)
Consumer Finance (continued)
Caterpillar Financial Services Corp.—Series F (continued)
7.05%, 10/01/2018 ^	$150	$192
HSBC Finance Corp.
4.75%, 07/15/2013 ^	165	169
5.00%, 06/30/2015	455	479
5.50%, 01/19/2016	260	278
John Deere Capital Corp.
3.15%, 10/15/2021	290	304
5.75%, 09/10/2018 ^	100	123
PACCAR Financial Corp.
1.55%, 09/29/2014	497	504
Toyota Motor Credit Corp.
2.00%, 09/15/2016 ^	1,675	1,704
3.20%, 06/17/2015	385	410
Diversified Financial Services—2.4%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	200	211
American Honda Finance Corp.
2.60%, 09/20/2016—144A	902	924
7.63%, 10/01/2018—144A	300	384
ASIF Global Financing XIX
4.90%, 01/17/2013—144A	2,236	2,267
Associates Corp.
6.95%, 11/01/2018	3,010	3,349
Bank of America Corp.
5.00%, 05/13/2021 ^	75	73
5.63%, 07/01/2020	3,840	3,891
5.75%, 12/01/2017	220	227
6.50%, 08/01/2016	500	533
Bank of America Corp.—Series L
7.38%, 05/15/2014	650	701
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	770	788
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	670	703
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021—144A	1,205	1,194
Caisse Centrale Desjardins du Quebec
2.55%, 03/24/2016—144A	580	599
Capital One Bank USA NA
8.80%, 07/15/2019	1,300	1,572
Citigroup, Inc.
4.45%, 01/10/2017	1,080	1,126
4.59%, 12/15/2015	485	509
4.75%, 05/19/2015	842	887
5.38%, 08/09/2020	355	376
6.00%, 12/13/2013—08/15/2017	1,870	2,040
6.01%, 01/15/2015	420	456
6.13%, 11/21/2017	345	380
6.38%, 08/12/2014	310	336
6.50%, 08/19/2013	110	117
6.88%, 03/05/2038	340	400
8.13%, 07/15/2039	100	131
8.50%, 05/22/2019	550	672
CME Group, Inc.
5.75%, 02/15/2014	196	214
Countrywide Financial Corp.
6.25%, 05/15/2016	550	553

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Diageo Capital PLC
4.83%, 07/15/2020	$90	$104
5.75%, 10/23/2017 ^	230	278
Diageo Finance BV
5.50%, 04/01/2013 ^	290	306
ERAC USA Finance LLC
2.25%, 01/10/2014—144A	257	258
4.50%, 08/16/2021—144A ^	175	180
FUEL Trust
3.98%, 06/15/2016—144A	555	565
4.21%, 04/15/2016—144A	401	412
General Electric Capital Corp.
4.38%, 09/16/2020	1,190	1,244
4.65%, 10/17/2021	1,300	1,373
5.40%, 02/15/2017	400	453
5.50%, 06/04/2014 ^	685	753
5.50%, 01/08/2020	600	1,284
5.63%, 09/15/2017 ^	1,500	1,705
5.63%, 05/01/2018	4,713	5,405
6.00%, 08/07/2019	1,420	1,644
6.75%, 03/15/2032	485	581
Goldman Sachs Group, LP
8.00%, 03/01/2013—144A	325	339
GTP Acquisition Partners I LLC
4.35%, 06/15/2016—144A	758	763
MassMutual Global Funding II
2.88%, 04/21/2014—144A	100	104
3.63%, 07/16/2012—144A	600	608
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	650	668
5.45%, 02/05/2013	390	401
6.88%, 04/25/2018	600	647
Merrill Lynch & Co., Inc.—Series C
6.40%, 08/28/2017	2,325	2,458
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012 ^	25	25
10.38%, 11/01/2018	250	365
Tyco International Finance SA
8.50%, 01/15/2019	100	131
Volkswagen International Finance NV
1.63%, 08/12/2013—144A	116	117
Diversified Telecommunication Services—1.0%
America Movil SAB de CV
2.38%, 09/08/2016	421	426
AT&T Corp.
8.00%, 11/15/2031	27	39
AT&T, Inc.
4.45%, 05/15/2021 ^	1,200	1,343
4.85%, 02/15/2014	400	432
5.35%, 09/01/2040	898	1,003
5.50%, 02/01/2018	300	356
5.80%, 02/15/2019	1,300	1,575
6.30%, 01/15/2038	500	610
BellSouth Corp.
6.55%, 06/15/2034	500	592
6.88%, 10/15/2031	270	336
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	124	132
7.00%, 10/01/2025	300	378

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
British Telecommunications PLC
5.95%, 01/15/2018 ^	$200	$228
9.63%, 12/15/2030 *	180	268
Centel Capital Corp.
9.00%, 10/15/2019	450	511
CenturyLink, Inc.
6.45%, 06/15/2021 ^	540	569
7.60%, 09/15/2039	360	366
COX Enterprises, Inc.
7.38%, 07/15/2027—144A	200	241
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 ^	395	465
8.75%, 06/15/2030	330	477
France Telecom SA
2.75%, 09/14/2016 ^	350	361
8.50%, 03/01/2031	130	183
GTE Corp.
6.84%, 04/15/2018	1,792	2,216
8.75%, 11/01/2021	250	352
Qwest Corp.
6.75%, 12/01/2021 ^	1,296	1,438
Telecom Italia Capital SA
4.95%, 09/30/2014	250	245
6.18%, 06/18/2014	281	282
7.00%, 06/04/2018	250	251
Telefonica Emisiones SAU
5.46%, 02/16/2021	91	90
6.22%, 07/03/2017	650	695
6.42%, 06/20/2016	380	407
Verizon Communications, Inc.
4.75%, 11/01/2041	200	213
6.10%, 04/15/2018	411	503
8.75%, 11/01/2018 ^	1,000	1,387
8.95%, 03/01/2039	520	838
Verizon Global Funding Corp.
5.85%, 09/15/2035	175	207
7.75%, 12/01/2030	300	421
Verizon Maryland, Inc.
7.15%, 05/01/2023 ^	600	638
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	306
Electric Utilities—1.1%
AEP Texas Central Co.
6.65%, 02/15/2033	100	126
Alabama Power Co.
6.13%, 05/15/2038	77	104
Alabama Power Co.—Series S
5.88%, 12/01/2022	370	460
Appalachian Power Co.
5.95%, 05/15/2033	50	55
6.38%, 04/01/2036	200	248
6.70%, 08/15/2037	225	293
Arizona Public Service Co.
4.50%, 04/01/2042	121	124
5.05%, 09/01/2041 ^	303	338
Carolina Power & Light Co.
3.00%, 09/15/2021	610	630
5.30%, 01/15/2019	80	95
CenterPoint Energy Houston Electric LLC—Series U
7.00%, 03/01/2014	100	112

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	$180	$228
8.88%, 11/15/2018	337	454
Comision Federal de Electricidad
4.88%, 05/26/2021—144A ^	261	267
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154	195
Consumers Energy Co.
6.70%, 09/15/2019	100	129
Duke Energy Carolinas LLC
3.90%, 06/15/2021	260	289
4.25%, 12/15/2041	264	278
4.30%, 06/15/2020	156	178
6.45%, 10/15/2032	100	127
Duke Energy Corp.
3.55%, 09/15/2021 ^	348	362
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200	217
Enel Finance International NV
5.13%, 10/07/2019—144A	450	412
Exelon Generation Co., LLC
4.00%, 10/01/2020	600	631
5.75%, 10/01/2041	86	100
Florida Power & Light Co.
5.13%, 06/01/2041	112	135
5.95%, 10/01/2033	425	544
Great Plains Energy, Inc.
4.85%, 06/01/2021	26	27
Indiana Michigan Power Co.
7.00%, 03/15/2019	338	420
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	330	419
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	503	522
Kansas City Power & Light Co.
5.30%, 10/01/2041	1,040	1,155
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	300	313
Massachusetts Electric Co.
5.90%, 11/15/2039—144A	55	69
MidAmerican Energy, Co.
5.30%, 03/15/2018 ^	500	589
Nevada Power Co.
5.38%, 09/15/2040	52	62
5.45%, 05/15/2041 ^	400	483
6.50%, 08/01/2018	910	1,108
Nevada Power Co.—Series V
7.13%, 03/15/2019	100	127
Niagara Mohawk Power Corp.
4.88%, 08/15/2019—144A	50	56
NiSource Finance Corp.
5.80%, 02/01/2042	1,119	1,217
6.80%, 01/15/2019	604	718
Northern States Power Co.
5.35%, 11/01/2039	19	24
6.25%, 06/01/2036	100	137
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775	952
7.00%, 09/01/2022	175	225

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.25%, 09/15/2021 ^	$159	$164
4.50%, 12/15/2041	540	562
5.40%, 01/15/2040	42	49
6.05%, 03/01/2034	60	75
8.25%, 10/15/2018 ^	395	525
PacifiCorp
5.50%, 01/15/2019	125	148
5.65%, 07/15/2018	100	120
6.25%, 10/15/2037	360	477
Pennsylvania Electric Co.
6.05%, 09/01/2017	150	174
PPL Energy Supply LLC
4.60%, 12/15/2021	460	480
Progress Energy, Inc.
4.40%, 01/15/2021	140	155
4.88%, 12/01/2019^	200	226
6.00%, 12/01/2039	50	63
7.75%, 03/01/2031	150	213
Public Service Co., of Colorado
3.20%, 11/15/2020	56	59
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133	151
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150	158
5.38%, 11/01/2039	28	35
San Diego Gas & Electric Co.
3.95%, 11/15/2041	376	389
Southern California Edison Co.
3.90%, 12/01/2041	660	661
5.50%, 03/15/2040 ^	130	164
6.65%, 04/01/2029	300	395
Southern Co.
1.95%, 09/01/2016	254	259
Southwestern Public Service Co.—Series G
8.75%, 12/01/2018	405	555
Virginia Electric and Power Co.
2.95%, 01/15/2022	157	160
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26	27
Electronic Equipment & Instruments—0.0%¥
Arrow Electronics, Inc.
3.38%, 11/01/2015 ^	35	35
6.00%, 04/01/2020 ^	385	420
6.88%, 07/01/2013	200	214
6.88%, 06/01/2018 ^	92	105
Energy Equipment & Services—0.1%
ANR Pipeline Co.
9.63%, 11/01/2021	200	295
Halliburton Co.
6.15%, 09/15/2019	70	86
7.60%, 08/15/2096—144A	160	224
Spectra Energy Capital LLC
6.20%, 04/15/2018	325	377
7.50%, 09/15/2038	125	159
8.00%, 10/01/2019	490	625
TransCanada PipeLines, Ltd.
6.50%, 08/15/2018	175	217
7.13%, 01/15/2019 ^	400	514

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Food & Staples Retailing—0.1%
CVS Caremark Corp.
4.13%, 05/15/2021	$360	$395
6.13%, 09/15/2039	150	186
Kroger Co.
2.20%, 01/15/2017	123	124
5.40%, 07/15/2040	51	56
6.15%, 01/15/2020	300	366
7.50%, 04/01/2031	100	132
8.00%, 09/15/2029	175	236
Food Products—0.2%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	400	419
8.50%, 06/15/2019	310	384
Cargill, Inc.
6.00%, 11/27/2017—144A	220	261
7.35%, 03/06/2019—144A	250	318
Kraft Foods, Inc.
5.38%, 02/10/2020	609	711
6.13%, 08/23/2018	225	271
6.50%, 08/11/2017—02/09/2040	1,816	2,239
Gas Utilities—0.1%
AGL Capital Corp.
3.50%, 09/15/2021	601	609
4.45%, 04/15/2013	300	310
5.25%, 08/15/2019	100	114
5.88%, 03/15/2041	109	133
Atmos Energy Corp.
4.95%, 10/15/2014	200	219
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352	379
5.95%, 01/15/2014	150	162
6.13%, 11/01/2017	630	735
Health Care Providers & Services—0.1%
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140	142
7.13%, 03/15/2018	250	295
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	412	433
WellPoint, Inc.
5.88%, 06/15/2017	650	760
Household Durables—0.0 ¥
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183	197
Independent Power Producers & Energy Traders—0.1%
Exelon Generation Co., LLC
6.20%, 10/01/2017	940	1,099
PSEG Power LLC
4.15%, 09/15/2021 ^	417	435
5.13%, 04/15/2020	151	170
5.32%, 09/15/2016	800	899
5.50%, 12/01/2015	100	112
Southern Power Co.
5.15%, 09/15/2041	360	391
Industrial Conglomerates—0.1%
Danaher Corp.
3.90%, 06/23/2021	261	293
Eaton Corp.
7.63%, 04/01/2024	500	697
Koninklijke Philips Electronics NV
7.20%, 06/01/2026	500	663

	Principal (000’s)	Value (000’s)
Industrial Conglomerates (continued)
Tyco International, Ltd.
7.00%, 12/15/2019	$325	$408
Insurance—1.0%
ACE INA Holdings, Inc.
5.60%, 05/15/2015	425	481
Aflac, Inc.
6.45%, 08/15/2040	108	118
8.50%, 05/15/2019 ^	235	295
AIG SunAmerica Global Financing X
6.90%, 03/15/2032—144A	350	384
Allstate Corp.
5.00%, 08/15/2014 ^	70	76
7.45%, 05/16/2019	100	125
AON Corp.
3.13%, 05/27/2016	235	241
3.50%, 09/30/2015	46	48
6.25%, 09/30/2040	83	103
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	187	196
5.40%, 05/15/2018 ^	2,000	2,387
5.75%, 01/15/2040 ^	100	120
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	727	770
CNA Financial Corp.
5.85%, 12/15/2014	200	213
5.88%, 08/15/2020	282	297
Jackson National Life Global Funding
4.70%, 06/01/2018—144A	1,400	1,507
5.38%, 05/08/2013—144A	950	992
Lincoln National Corp.
4.85%, 06/24/2021	58	61
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041—144A	297	310
MetLife, Inc.
6.75%, 06/01/2016	580	685
MetLife Institutional Funding II
1.48%, 04/04/2014—144A *	230	230
Metropolitan Life Global Funding I
2.00%, 01/10/2014—01/09/2015—144A	2,400	2,424
2.50%, 01/11/2013—144A	870	881
3.65%, 06/14/2018—144A	520	543
5.13%, 06/10/2014—144A	300	326
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034—144A	260	248
9.38%, 08/15/2039—144A	1,425	1,752
New York Life Global Funding
1.30%, 01/12/2015—144A	420	422
3.00%, 05/04/2015—144A	600	633
4.65%, 05/09/2013—144A	150	157
Pacific Life Global Funding
5.00%, 05/15/2017—144A	100	107
5.15%, 04/15/2013—144A	280	292
Pacific Life Insurance Co.
9.25%, 06/15/2039—144A	1,150	1,532
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	413
5.30%, 12/14/2012—04/24/2013	510	533
Prudential Insurance Co. of America
8.30%, 07/01/2025—144A	900	1,146
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450	599

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
IT Services—0.0% ¥
International Business Machines Corp.
1.95%, 07/22/2016	$264	$273
8.00%, 10/15/2038	100	162
Machinery—0.0% ¥
Caterpillar, Inc.
7.90%, 12/15/2018 ^	250	341
Media—0.8%
CBS Corp.
5.50%, 05/15/2033	150	160
5.75%, 04/15/2020	63	72
7.88%, 07/30/2030	130	168
8.88%, 05/15/2019	100	132
Comcast Cable Communications LLC
8.88%, 05/01/2017	250	326
Comcast Cable Holdings LLC
10.13%, 04/15/2022 ^	414	611
Comcast Corp.
5.85%, 11/15/2015	300	345
6.45%, 03/15/2037	100	123
6.50%, 11/15/2035	100	123
7.05%, 03/15/2033	1,300	1,662
COX Communications, Inc.
5.45%, 12/15/2014	50	56
DIRECTV Holdings LLC
4.60%, 02/15/2021	400	428
6.00%, 08/15/2040	700	779
6.38%, 03/01/2041	240	283
Discovery Communications LLC
4.38%, 06/15/2021 ^	344	372
Historic TW, Inc.
9.15%, 02/01/2023	200	276
NBCUniversal Media LLC
4.38%, 04/01/2021	1,000	1,085
5.95%, 04/01/2041	210	253
News America, Inc.
6.20%, 12/15/2034	250	281
6.65%, 11/15/2037	600	721
7.25%, 05/18/2018	155	191
7.30%, 04/30/2028	130	153
7.70%, 10/30/2025	300	378
8.88%, 04/26/2023	200	263
TCI Communications, Inc.
7.13%, 02/15/2028	100	122
8.75%, 08/01/2015	700	861
Thomson Reuters Corp.
3.95%, 09/30/2021	1,005	1,048
4.70%, 10/15/2019	75	83
Time Warner Cable, Inc.
5.50%, 09/01/2041	388	419
6.55%, 05/01/2037	700	804
6.75%, 07/01/2018	40	48
7.30%, 07/01/2038	90	113
8.25%, 02/14/2014—04/01/2019	930	1,137
8.75%, 02/14/2019	380	500
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250	332
Time Warner, Inc.
4.75%, 03/29/2021 ^	140	155
5.38%, 10/15/2041	112	124

	Principal (000’s)	Value (000’s)
Media (continued)
Time Warner, Inc. (continued)
6.20%, 03/15/2040	$100	$120
6.25%, 03/29/2041	87	105
7.63%, 04/15/2031	300	393
7.70%, 05/01/2032	100	133
Viacom, Inc.
3.88%, 12/15/2021 ^	606	638
Walt Disney Co.
4.13%, 12/01/2041	1,120	1,147
Metals & Mining—0.1%
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019	270	341
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80	84
3.75%, 09/20/2021	941	1,008
8.95%, 05/01/2014	400	469
Multiline Retail—0.1%
Kohl’s Corp.
4.00%, 11/01/2021	262	272
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	203	208
5.13%, 01/15/2042	100	104
7.45%, 07/15/2017	240	293
Nordstrom, Inc.
4.00%, 10/15/2021 ^	301	325
Target Corp.
7.00%, 01/15/2038	140	198
Multi-Utilities—0.1%
CenterPoint Energy, Inc.
6.50%, 05/01/2018 ^	180	211
Dominion Resources, Inc.
4.90%, 08/01/2041	103	114
6.00%, 11/30/2017	450	543
6.40%, 06/15/2018	170	207
Sempra Energy
2.00%, 03/15/2014	110	112
6.00%, 10/15/2039	150	187
8.90%, 11/15/2013	180	202
9.80%, 02/15/2019	574	782
Xcel Energy, Inc.
4.70%, 05/15/2020 ^	50	57
4.80%, 09/15/2041 ^	116	128
Office Electronics—0.1%
Xerox Corp.
4.50%, 05/15/2021 ^	80	82
5.63%, 12/15/2019	535	589
6.75%, 02/01/2017	330	380
8.25%, 05/15/2014	90	101
Oil, Gas & Consumable Fuels—0.6%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500	608
Anadarko Holding Co.
7.15%, 05/15/2028 ^	52	60
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400	445
8.70%, 03/15/2019	150	196
Apache Corp.
6.90%, 09/15/2018	180	231
BG Energy Capital PLC
5.13%, 10/15/2041—144A	200	224

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
6.00%, 01/15/2020	$105	$132
6.65%, 07/15/2018	350	438
Devon Energy Corp.
6.30%, 01/15/2019	600	740
EnCana Corp.
6.50%, 05/15/2019—08/15/2034	610	687
ENI SpA
5.70%, 10/01/2040—144A	900	965
EOG Resources, Inc.
4.10%, 02/01/2021	300	329
Occidental Petroleum Corp.
1.75%, 02/15/2017 ^	208	212
Petro-Canada
5.35%, 07/15/2033	100	110
6.05%, 05/15/2018	312	376
7.88%, 06/15/2026	100	135
Schlumberger Investment SA
3.30%, 09/14/2021—144A	344	358
Shell International Finance BV
3.10%, 06/28/2015	478	515
4.30%, 09/22/2019 ^	300	350
4.38%, 03/25/2020	410	484
6.38%, 12/15/2038	100	140
Statoil ASA
3.13%, 08/17/2017	200	216
3.15%, 01/23/2022	313	327
4.25%, 11/23/2041	236	251
5.25%, 04/15/2019^	1,130	1,338
Suncor Energy, Inc.
5.95%, 12/01/2034	400	481
6.10%, 06/01/2018	250	303
Talisman Energy, Inc.
7.75%, 06/01/2019	385	482
Tosco Corp.
7.80%, 01/01/2027	160	225
8.13%, 02/15/2030	230	336
Total Capital SA
2.30%, 03/15/2016	400	415
4.13%, 01/28/2021 ^	82	91
Transocean, Inc.
6.38%, 12/15/2021	161	183
6.50%, 11/15/2020	500	554
7.35%, 12/15/2041 ^	124	149
7.50%, 04/15/2031	200	230
Pharmaceuticals—0.1%
Pharmacia Corp.
6.50%, 12/01/2018 ^	260	331
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	830	878
Real Estate Investment Trusts—0.3%
CommonWealth REIT
5.88%, 09/15/2020	400	413
6.25%, 08/15/2016	100	107
6.65%, 01/15/2018	215	234
ERP Operating, LP
4.63%, 12/15/2021	479	510
5.25%, 09/15/2014 ^	860	926
5.75%, 06/15/2017	120	137

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
HCP, Inc.
3.75%, 02/01/2019	$232	$233
5.38%, 02/01/2021	105	116
Simon Property Group, LP
4.13%, 12/01/2021 ^	404	434
4.38%, 03/01/2021 ^	210	228
5.65%, 02/01/2020 ^	247	292
6.13%, 05/30/2018	280	336
6.75%, 05/15/2014 ^	50	55
10.35%, 04/01/2019	220	310
WEA Finance LLC
6.75%, 09/02/2019—144A	580	685
7.13%, 04/15/2018—144A	260	313
Road & Rail—0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176	182
3.60%, 09/01/2020 ^	125	132
4.70%, 10/01/2019	75	86
5.40%, 06/01/2041	175	204
5.65%, 05/01/2017	387	453
5.75%, 03/15/2018—05/01/2040	1,000	1,205
7.29%, 06/01/2036	90	128
Canadian National Railway Co.
5.85%, 11/15/2017	180	218
CSX Corp.
4.25%, 06/01/2021	65	71
6.25%, 04/01/2015—03/15/2018	285	338
7.38%, 02/01/2019	350	442
7.90%, 05/01/2017	400	506
Norfolk Southern Corp.
3.25%, 12/01/2021 ^	166	171
6.00%, 03/15/2105—05/23/2111	944	1,120
Ryder System, Inc.
3.60%, 03/01/2016	132	139
Union Pacific Corp.
4.16%, 07/15/2022	306	336
5.78%, 07/15/2040	300	373
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
3.30%, 10/01/2021	586	621
4.80%, 10/01/2041	535	604
National Semiconductor Corp.
3.95%, 04/15/2015	500	547
6.60%, 06/15/2017	200	245
Software—0.1%
Intuit, Inc.
5.75%, 03/15/2017	70	79
Microsoft Corp.
1.63%, 09/25/2015	390	405
4.50%, 10/01/2040	70	80
Oracle Corp.
5.00%, 07/08/2019	100	119
5.38%, 07/15/2040	123	149
6.13%, 07/08/2039	731	961
6.50%, 04/15/2038	200	271
Specialty Retail—0.1%
Gap, Inc.
5.95%, 04/12/2021	913	876

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Specialty Retail—0.1%
Lowe’s Cos., Inc.
3.80%, 11/15/2021	$268	$289
5.13%, 11/15/2041	189	213
7.11%, 05/15/2037	120	162
Staples, Inc.
9.75%, 01/15/2014	80	92
Water Utilities—0.0% ¥
American Water Capital Corp.
6.09%, 10/15/2017	780	920
Wireless Telecommunication Services—0.0% ¥
Crown Castle Towers LLC
3.21%, 08/15/2015—144A	290	293
Vodafone Group PLC
5.45%, 06/10/2019	75	90
Total Corporate Debt Securities (cost $293,113)		306,458

	Shares (000’s)	Value (000’s)
SECURITIES LENDING COLLATERAL—6.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% ▲	136,211,803	$136,212
Total Securities Lending Collateral (cost $136,212)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.8%
State Street Bank & Trust Co.
0.03% ▲, dated 01/31/2012, to be repurchased at $38,245 on 02/01/2012.
Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $39,012.	$38,245	38,245
Total Repurchase Agreement (cost $38,245)

Total Investment Securities (cost $2,158,872)		2,242,039
Other Assets and Liabilities—Net		(154,171)

Net Assets		$2,087,868

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $130,765.
▲	Rate shown reflects the yield at 01/31/2012.
*	Floating or variable rate note. Rate is listed as of 01/31/2012.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $3,066, or 0.15%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
Aggregate cost for federal income tax purposes is $2,158,872. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $90,195 and $7,028, respectively. Net unrealized appreciation for tax purposes is $83,167.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $178,877, or 8.57%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Securities	$—	$70,692	$—	$70,692
Corporate Debt Securities	—	306,458	—	306,458
Foreign Government Obligations	—	33,149	—	33,149
Mortgage-Backed Securities	—	217,423	—	217,423
Municipal Government Obligations	—	3,295	—	3,295
Repurchase Agreement	—	38,245	—	38,245
Securities Lending Collateral	136,212	—	—	136,212
U.S. Government Agency Obligations	—	1,092,346	—	1,092,346
U.S. Government Obligations	—	344,219	—	344,219

Total	$136,212	$2,105,827	$—	$2,242,039

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS—72.6%
Australia—1.9%
Australia Government Bond
6.50%, 05/15/2013	AUD2,000	$2,209
New South Wales Treasury Corp.
5.50%, 03/01/2017	3,550	3,987
Belgium—2.7%
Belgium Government Bond
4.00%, 03/28/2018	EUR5,370	7,401
4.25%, 09/28/2021	1,000	1,364
Brazil—1.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013	BRL5,480	3,146
Canada—4.9%
Canadian Government Bond
1.75%, 03/01/2013	CAD11,000	11,062
2.50%, 06/01/2015	2,700	2,815
5.00%, 06/01/2037	890	1,288
5.75%, 06/01/2033	383	585
Denmark—1.3%
Denmark Government Bond
4.00%, 11/15/2019	DKK20,650	4,318
France—7.2%
Caisse D’amortissement de La Dette Sociale
3.75%, 09/08/2014—10/25/2020	EUR2,520	3,675
France Government Bond OAT
2.50%, 10/25/2020	11,700	14,791
4.50%, 04/25/2041	1,600	2,350
5.75%, 10/25/2032	1,878	3,163
Germany—6.2%
Bundesrepublik Deutschland
2.25%, 09/04/2021	9,000	12,288
4.75%, 07/04/2034	4,570	8,187
Indonesia—0.9%
Indonesia Treasury Bond
9.00%, 09/15/2013	IDR24,000,000	2,867
Italy—8.4%
Italy Buoni Poliennali Del Tesoro
4.00%, 09/01/2020—02/01/2037	EUR11,355	12,316
4.25%, 08/01/2014	5,200	6,859
5.25%, 08/01/2017	6,300	8,317
Japan—23.9%
10-Year Japan Government Bond
1.10%, 06/20/2021	JPY630,000	8,405
Japan Government Bond
1.30%, 03/20/2015	2,354,000	31,926
2.10%, 12/20/2026—09/20/2028	1,577,000	22,336
2.20%, 09/20/2039—03/20/2041	1,152,000	16,116
Korea, Republic of—1.0%
Korea Treasury Bond
4.00%, 06/10/2012	KRW3,600,000	3,212
Mexico—1.6%
United Mexican States
10.00%, 12/05/2024	MXN50,000	5,129
Netherlands—2.4%
Netherlands Government Bond
3.25%, 07/15/2021	EUR1,330	1,900
3.75%, 07/15/2014—01/15/2042	3,925	5,744
Philippines—0.6%
Republic of The Philippines
8.75%, 03/03/2013	PHP85,000	2,119

	Principal (000’s)	Value (000’s)
Spain—3.9%
Spain Government Bond
3.80%, 01/31/2017	EUR3,600	$4,716
4.25%, 01/31/2014	1,300	1,756
4.60%, 07/30/2019	3,540	4,734
4.90%, 07/30/2040	1,610	1,847
Sweden—0.7%
Sweden Government Bond
4.50%, 08/12/2015	SEK14,000	2,306
United Kingdom—4.0%
United Kingdom Gilt
4.25%, 06/07/2032	GBP2,315	4,465
4.50%, 12/07/2042	4,240	8,664

Total Foreign Government Obligations (cost $231,439)		238,363

MORTGAGE-BACKED SECURITY—1.0%
Spain—1.0%
Union de Creditos Inmobiliarios
Series 15, Class A
1.56%, 12/18/2048 * §	EUR3,545	3,136
Total Mortgage-Backed Security (cost $4,808)

CORPORATE DEBT SECURITIES—24.0%
Australia—0.7%
Suncorp-Metway, Ltd.
4.00%, 01/16/2014	GBP1,290	2,147
Finland—1.3%
Nordea Bank Finland PLC
2.25%, 11/16/2015	EUR3,100	4,134
France—2.2%
BNP Paribas Home Loan SFH
3.00%, 07/23/2013	2,750	3,682
Cie de Financement Foncier
4.75%, 06/25/2015	2,600	3,656
Germany—3.2%
KFW
2.60%, 06/20/2037	JPY170,000	2,492
5.50%, 12/07/2015	GBP4,350	7,859
Netherlands—3.6%
Fortis Bank Nederland NV
3.38%, 05/19/2014	EUR3,200	4,400
ING Bank NV
3.00%, 09/30/2014	2,850	3,875
LeasePlan Corp. NV
3.25%, 05/22/2014	2,750	3,773
Norway—2.1%
Sparebank 1 Boligkreditt AS
2.50%, 06/23/2015	2,000	2,680
Sparebanken Vest Boligkreditt AS
2.50%, 06/09/2015	3,100	4,142
Supranational—5.0%
European Investment Bank
1.40%, 06/20/2017	JPY761,000	10,084
4.25%, 10/15/2014	EUR4,175	5,883
Sweden—1.2%
Stadshypotek AB
2.75%, 04/30/2015	3,000	4,072
Switzerland—1.2%
Credit Suisse AG
2.63%, 12/01/2015	3,000	4,053

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United Kingdom — 3.5%
Abbey National Treasury Services PLC 3.38%, 06/08/2015	EUR2,050	$2,728
Bank of Scotland PLC 3.25%, 01/25/2013	1,200	1,594
3.88%, 01/15/2014	800	1,082
Barclays Bank PLC 3.63%, 04/13/2016	2,700	3,717
Royal Bank of Scotland PLC 4.00%, 03/15/2016 — Reg S	1,950	2,664

Total Corporate Debt Securities (cost $76,008)		78,717

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT — 0.3%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $916 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $935.	$916	$916
Total Repurchase Agreement (cost $916)

Total Investment Securities (cost $313,171) P		321,132
Other Assets and Liabilities—Net		7,018

Net Assets		$328,150

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Foreign Government Obligation	74.2%	$238,363
Commercial Banks	19.0	60,920
Diversified Financial Services	3.6	11,597
Capital Markets	1.2	4,053
Mortgage-Backed Security	1.0	3,136
Insurance	0.7	2,147

Investment Securities, at Value	99.7	320,216
Short-Term Investments	0.3	916

Total Investments	100.0%	$321,132

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	10	03/15/2012	$1
10-Year Government of Canada Bond	Long	24	03/21/2012	8
10-Year Japan Government Bond	Long	45	03/09/2012	316
3-Year Australian Treasury Bond	Long	4	03/15/2012	(1)
German Euro BOBL	Short	(50)	03/08/2012	(49)
German Euro Bund	Long	15	03/08/2012	♦
German Euro Schatz	Short	(60)	03/08/2012	(38)
U.K. Long Gilt Bond	Long	121	03/28/2012	321

				$558

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	MSC	(5,736)	02/13/2012	$(5,715)	$(366)
Australian Dollar	CITI	(2,073)	02/13/2012	(2,087)	(111)
Australian Dollar	RBC	2,091	04/11/2012	2,213	(10)
Brazilian Real	DUB	(5,830)	02/13/2012	(3,165)	(161)
Canadian Dollar	HSBC	3,152	02/13/2012	3,098	45
Canadian Dollar	RBC	2,637	02/13/2012	2,546	84
Canadian Dollar	BCLY	(1,333)	02/13/2012	(1,308)	(21)
Canadian Dollar	MSC	(7,769)	02/13/2012	(7,552)	(193)
Canadian Dollar	SSB	(1,133)	02/13/2012	(1,106)	(23)
Canadian Dollar	BCLY	(1,381)	02/13/2012	(1,334)	(43)
Canadian Dollar	CITI	(2,031)	02/13/2012	(1,979)	(47)
Canadian Dollar	BCLY	2,770	04/11/2012	2,767	(9)
Chinese Yuan Renminbi	DUB	25,220	02/13/2012	3,962	36
Danish Krone	MSC	(1,761)	02/13/2012	(316)	6
Euro	BCLY	6,703	02/13/2012	8,980	(211)
Euro	RBC	2,314	02/13/2012	3,085	(58)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	BCLY	857	02/13/2012	$1,148	$(28)
Euro	BNP	12,600	02/13/2012	17,019	(537)
Euro	DUB	799	02/13/2012	1,079	(33)
Euro	DUB	485	02/13/2012	635	(1)
Euro	BCLY	1,213	02/13/2012	1,588	(1)
Euro	BNP	333	02/13/2012	434	2
Euro	BNP	836	02/13/2012	1,059	34
Euro	UBS	1,053	02/13/2012	1,344	33
Euro	BNP	733	02/13/2012	986	(27)
Euro	BCLY	(511)	02/13/2012	(690)	21
Euro	BCLY	(10,899)	02/13/2012	(14,607)	350
Euro	SSB	(326)	02/13/2012	(438)	11
Euro	BNP	(5,940)	02/13/2012	(7,964)	194
Euro	BCLY	(3,000)	02/13/2012	(4,035)	111
Euro	DUB	(565)	02/13/2012	(728)	(11)
Euro	CSFB	(43,761)	02/13/2012	(58,319)	1,076
Euro	BNP	(7,200)	02/13/2012	(9,282)	(136)
Euro	CITI	(978)	02/13/2012	(1,279)	♦
Euro	HSBC	(403)	02/13/2012	(515)	(12)
Euro	BCLY	(9,265)	02/13/2012	(12,373)	254
Euro	BNP	(898)	02/13/2012	(1,201)	27
Euro	WBC	(309)	02/13/2012	(413)	8
Euro	DUB	(616)	02/13/2012	(801)	(5)
Euro	RBS	32,000	04/11/2012	42,020	(154)
Euro	DUB	(1,421)	04/11/2012	(1,866)	7
Euro	RBC	489	04/11/2012	644	(4)
Indonesian Rupiah	MSC	35,801,140	02/13/2012	3,936	41
Indonesian Rupiah	UBS	(26,299,412)	02/13/2012	(2,835)	(87)
Japanese Yen	DUB	(83,453)	02/13/2012	(1,071)	(24)
Japanese Yen	UBS	(152,801)	02/13/2012	(1,989)	(16)
Japanese Yen	CSFB	7,190,408	02/13/2012	92,384	1,966
Japanese Yen	BCLY	(1,326,455)	02/13/2012	(17,016)	(390)
Japanese Yen	HSBC	571,346	02/13/2012	7,346	151
Japanese Yen	BCLY	772,658	02/13/2012	9,996	143
Japanese Yen	UBS	46,005	02/13/2012	600	3
Japanese Yen	RBC	56,144	02/13/2012	728	9
Japanese Yen	BCLY	183,408	02/13/2012	2,363	44
Japanese Yen	RBC	50,328	02/13/2012	649	12
Japanese Yen	BCLY	47,777	02/13/2012	615	12
Japanese Yen	BCLY	(1,410,215)	02/13/2012	(18,129)	(376)
Japanese Yen	DUB	1,572,512	04/11/2012	20,530	120
Japanese Yen	BNP	(105,166)	04/11/2012	(1,372)	(9)
Japanese Yen	RBS	259,467	04/11/2012	3,404	3
Mexican Peso	CSFB	(33,323)	02/13/2012	(2,416)	(138)
New Zealand Dollar	BCLY	(687)	02/13/2012	(516)	(51)
New Zealand Dollar	BCLY	(501)	02/13/2012	(388)	(25)
New Zealand Dollar	WBC	(698)	02/13/2012	(554)	(22)
New Zealand Dollar	UBS	6,276	02/13/2012	4,827	351
New Zealand Dollar	WBC	1,224	02/13/2012	952	58
Norwegian Krone	HSBC	41,042	02/13/2012	7,020	(28)
Norwegian Krone	SSB	3,093	02/13/2012	521	6
Norwegian Krone	BCLY	(6,528)	02/13/2012	(1,106)	(6)
Philippine Peso	UBS	(75,912)	02/13/2012	(1,741)	(28)
Pound Sterling	BCLY	(2,208)	02/13/2012	(3,441)	(39)
Pound Sterling	HSBC	2,046	02/13/2012	3,197	26
Pound Sterling	BCLY	(204)	02/13/2012	(318)	(3)
Pound Sterling	BNP	332	02/13/2012	512	11
Pound Sterling	BCLY	(2,198)	02/13/2012	(3,412)	(51)
Pound Sterling	HSBC	2,010	02/13/2012	3,141	26
Pound Sterling	HSBC	7,572	02/13/2012	11,809	123
Pound Sterling	RBS	2,477	04/11/2012	3,883	17
Republic of Korea Won	BCLY	(3,369,150)	02/13/2012	(2,945)	(54)
Swedish Krona	UBS	(14,203)	02/13/2012	(2,081)	(5)

					$1,867

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	DUB	2,303	02/13/2012	$2,296	$43
Norwegian Krone	DUB	(13,062)	02/13/2012	(2,225)	28
Canadian Dollar	BCLY	1,045	02/13/2012	1,042	15
New Zealand Dollar	BCLY	(1,328)	02/13/2012	(1,096)	(68)
Canadian Dollar	WBC	1,184	02/13/2012	1,180	17
Euro	WBC	(866)	02/13/2012	(1,132)	31
Canadian Dollar	HSBC	1,623	02/13/2012	1,618	41
Euro	HSBC	(1,199)	02/13/2012	(1,568)	8
Euro	DUB	1,515	02/13/2012	1,982	5
Japanese Yen	DUB	(154,395)	02/13/2012	(2,026)	(49)
Euro	GSC	464	02/13/2012	608	(6)
Japanese Yen	GSC	(47,653)	02/13/2012	(625)	(11)
Euro	CSFB	2,412	02/13/2012	3,155	(65)
Norwegian Krone	CSFB	(19,016)	02/13/2012	(3,240)	(20)
Euro	BCLY	665	02/13/2012	870	(18)
Japanese Yen	BCLY	(68,540)	02/13/2012	(899)	(11)
Euro	BCLY	307	02/13/2012	402	4
Pound Sterling	BCLY	(257)	02/13/2012	(405)	(7)
Euro	SSB	1,559	02/13/2012	2,040	61
Pound Sterling	SSB	(1,304)	02/13/2012	(2,054)	(76)
Euro	BNP	405	02/13/2012	530	16
Norwegian Krone	BNP	(3,119)	02/13/2012	(531)	(17)
Euro	BCLY	929	02/13/2012	1,215	(24)
Japanese Yen	BCLY	(96,437)	02/13/2012	(1,265)	(27)
Euro	CSFB	534	02/13/2012	698	(12)
Japanese Yen	CSFB	(55,345)	02/13/2012	(726)	(16)
Euro	SSB	1,125	02/13/2012	1,472	(34)
Japanese Yen	SSB	(117,350)	02/13/2012	(1,540)	(34)
Euro	BNP	302	02/13/2012	396	1
Norwegian Krone	BNP	(2,355)	02/13/2012	(401)	(7)
Euro	BNP	888	02/13/2012	1,162	37
Japanese Yen	BNP	(86,372)	02/13/2012	(1,133)	(9)
Euro	CSFB	475	02/13/2012	621	(11)
Danish Krone	CSFB	(3,528)	02/13/2012	(621)	11
Euro	BNP	645	02/13/2012	844	(23)
Japanese Yen	BNP	(67,475)	02/13/2012	(885)	(19)
Euro	DUB	549	02/13/2012	719	2
Japanese Yen	DUB	(56,154)	02/13/2012	(737)	(20)
Japanese Yen	BNP	91,871	02/13/2012	1,206	27
Euro	BNP	(906)	02/13/2012	(1,185)	(7)
Japanese Yen	RBC	128,556	02/13/2012	1,687	41
Euro	RBC	(1,234)	02/13/2012	(1,614)	31
Japanese Yen	DUB	60,980	02/13/2012	800	7
Euro	DUB	(620)	02/13/2012	(812)	(18)
Japanese Yen	CSFB	88,608	02/13/2012	1,163	8
Euro	CSFB	(901)	02/13/2012	(1,179)	(24)
Japanese Yen	BCLY	73,577	02/13/2012	965	18
Euro	BCLY	(703)	02/13/2012	(920)	28
Japanese Yen	DUB	109,993	02/13/2012	1,443	26
Euro	DUB	(1,065)	02/13/2012	(1,393)	24
Japanese Yen	DUB	59,409	02/13/2012	780	5
Euro	DUB	(601)	02/13/2012	(786)	(12)
Japanese Yen	DUB	70,715	02/13/2012	928	7
Euro	DUB	(721)	02/13/2012	(943)	(22)
Mexican Peso	BCLY	21,959	02/13/2012	1,683	54
Euro	BCLY	(1,202)	02/13/2012	(1,573)	56
Norwegian Krone	DUB	12,191	02/13/2012	2,077	41
Canadian Dollar	DUB	(2,057)	02/13/2012	(2,051)	(15)
Norwegian Krone	DUB	2,852	02/13/2012	486	12
Canadian Dollar	DUB	(484)	02/13/2012	(483)	(9)
Norwegian Krone	UBS	8,639	02/13/2012	1,472	33
New Zealand Dollar	UBS	(1,817)	02/13/2012	(1,499)	(60)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Norwegian Krone	DUB	11,928	02/13/2012	$2,032	$45
New Zealand Dollar	DUB	(2,469)	02/13/2012	(2,037)	(50)
Pound Sterling	RBC	453	02/13/2012	714	13
Euro	RBC	(549)	02/13/2012	(718)	(16)

					$(21)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(353)	$—	$(353)
BNP	(442)	—	(442)
CITI	(158)	—	(158)
CSFB	2,775	—	2,775
DUB	(22)	—	(22)
GSC	(17)	—	(17)
HSBC	380	—	380
MSC	(512)	—	(512)
RBC	102	—	102
SSB	(89)	—	(89)
UBS	224	—	224
WBC	92	—	92

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 01/31/2012.
§	Illiquid. This security had a market value of $3,136, or 0.96%, of the fund’s net assets.
g	Cash in the amount of $1,015 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
♦	Amount rounds to less than $1.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $313,171. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,532 and $10,571, respectively. Net unrealized appreciation for tax purposes is $7,961.

DEFINITIONS:
BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
RBC	Royal Bank of Canada
SSB	State Street Bank
UBS	UBS Warburg LLC
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

CURRENCY ABBREVIATIONS (continued):

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippines Peso
SEK	Swedish Krona
VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Corporate Debt Securities	$—	$78,717	$—	$78,717
Foreign Government Obligations	—	238,363	—	238,363
Mortgage-Backed Securities	—	3,136	—	3,136
Repurchase Agreement	—	916	—	916

Total	$—	$321,132	$—	$321,132

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts—Appreciation	$646	$—	$—	$646
Futures Contracts—Depreciation	(88)	—	—	(88)
Forward Foreign Currency Contracts—Appreciation	—	6,217	—	6,217
Forward Foreign Currency Contracts—Depreciation	—	(4,371)	—	(4,371)

Total	$558	$1,846	$—	$2,404

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS — 107.9%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	2,330	$135
United Technologies Corp.	21,730	1,703
Auto Components—1.3%
Johnson Controls, Inc.	43,590	1,385
Automobiles—1.3%
General Motors Co. ‡	56,830	1,365
Beverages—5.0%
Coca-Cola Co.	13,000	878
Coca-Cola Enterprises, Inc.	32,910	882
Dr. Pepper Snapple Group, Inc.	43,380	1,684
PepsiCo, Inc.	29,360	1,928
Biotechnology—3.4%
Alexion Pharmaceuticals, Inc. ‡	3,610	277
Biogen Idec, Inc. ‡	10,920	1,288
Celgene Corp. ‡	19,660	1,429
Dendreon Corp. ‡	16,850	229
Vertex Pharmaceuticals, Inc. ‡	12,710	470
Capital Markets—1.4%
Goldman Sachs Group, Inc.	3,440	383
Invesco, Ltd.	6,780	153
Morgan Stanley	18,730	349
State Street Corp.	7,010	275
TD Ameritrade Holding Corp.	24,610	397
Chemicals—4.6%
Air Products & Chemicals, Inc.	18,630	1,640
E.I. du Pont de Nemours & Co.	49,740	2,531
Georgia Gulf Corp. ‡	21,870	767
Commercial Banks—1.5%
Regions Financial Corp.	40,490	211
SunTrust Banks, Inc.	22,590	465
Wells Fargo & Co.	24,790	724
Zions Bancorporation	12,430	209
Communications Equipment—1.5%
Cisco Systems, Inc.	42,340	831
Juniper Networks, Inc. ‡	14,330	300
QUALCOMM, Inc.	8,190	482
Computers & Peripherals—2.1%
Apple, Inc. ‡	3,950	1,803
SanDisk Corp. ‡	9,350	429
Construction & Engineering—1.3%
Fluor Corp.	24,660	1,387
Consumer Finance—0.4%
Capital One Financial Corp.	9,840	450
Diversified Financial Services—1.1%
Bank of America Corp.	40,550	289
Citigroup, Inc.	16,269	500
IntercontinentalExchange, Inc. ‡	3,860	442
Electric Utilities—5.3%
American Electric Power Co., Inc.	17,020	673
Nextera Energy, Inc.	19,340	1,158
Northeast Utilities	30,760	1,069
NV Energy, Inc.	113,980	1,847
PPL Corp.	35,280	980
Electrical Equipment—1.4%
Emerson Electric Co.	28,430	1,461
Electronic Equipment & Instruments—0.6%
Corning, Inc.	17,570	226
TE Connectivity, Ltd.	13,490	460
Energy Equipment & Services—1.2%
Baker Hughes, Inc.	10,710	526
National Oilwell Varco, Inc.	2,660	197
Schlumberger, Ltd.	8,230	619
Food Products—5.3%
Archer-Daniels-Midland Co.	24,950	714

	Shares	Value (000’s)
Food Products (continued)
Campbell Soup Co.	35,190	$1,116
General Mills, Inc.	38,200	1,522
Kraft Foods, Inc.—Class A	60,880	2,331
Gas Utilities—0.5%
AGL Resources, Inc.	7,610	316
EQT Corp.	4,500	227
Health Care Equipment & Supplies—2.2%
Becton, Dickinson and Co.	6,580	516
Covidien PLC	33,270	1,714
St. Jude Medical, Inc.	2,360	98
Health Care Providers & Services—1.3%
Humana, Inc.	6,740	600
UnitedHealth Group, Inc.	15,640	810
Hotels, Restaurants & Leisure—1.1%
Carnival Corp.	29,850	901
Marriott International, Inc.—Class A	8,910	307
Household Durables—0.5%
D.R. Horton, Inc.	15,250	212
Lennar Corp.—Class A	14,890	320
Household Products—1.4%
Colgate-Palmolive Co.	2,030	184
Procter & Gamble Co.	20,260	1,277
Industrial Conglomerates—1.7%
Textron, Inc.	5,370	137
Tyco International, Ltd.	33,360	1,700
Insurance—7.0%
ACE, Ltd.	32,790	2,281
Aflac, Inc.	8,620	416
Allstate Corp.	17,590	507
Axis Capital Holdings, Ltd.	12,200	376
Everest RE Group, Ltd.	10,570	903
First American Financial Corp.	21,960	325
MetLife, Inc.	31,320	1,107
PartnerRe, Ltd.	2,610	171
Prudential Financial, Inc.	24,840	1,422
Internet & Catalog Retail—2.0%
Amazon.com, Inc. ‡	11,150	2,168
Internet Software & Services—0.3% eBay, Inc. ‡	11,310	357
IT Services—1.7%
Cognizant Technology Solutions Corp.—Class A ‡	12,640	907
Genpact, Ltd. ‡	27,740	406
Mastercard, Inc.—Class A	1,330	473
Machinery—2.3%
PACCAR, Inc.	43,430	1,919
SPX Corp.	7,480	521
Media—6.8%
CBS Corp.—Class B	104,860	2,986
DIRECTV—Class A ‡	6,380	287
Discovery Communications, Inc.—Series A ‡	19,270	826
DISH Network Corp.—Class A	7,720	216
Time Warner, Inc.	81,960	3,038
Metals & Mining—2.3%
Alcoa, Inc.	70,630	718
Freeport-McMoRan Copper & Gold, Inc.	38,070	1,759
Multi-Utilities—1.3%
CenterPoint Energy, Inc.	16,320	301
DTE Energy Co.	8,950	476
PG&E Corp.	15,080	614
Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp.	4,020	324
Devon Energy Corp.	7,210	460
Occidental Petroleum Corp.	3,810	380
Pioneer Natural Resources Co.	4,520	449
Range Resources Corp.	5,400	311
Southwestern Energy Co. ‡	11,900	371

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Pharmaceuticals — 3.9%
Abbott Laboratories	8,230	$446
Allergan, Inc.	4,880	429
Merck & Co., Inc.	66,100	2,529
Mylan, Inc. ‡	23,040	478
Teva Pharmaceutical Industries, Ltd. ADR	7,250	327
Real Estate Investment Trusts—11.9%
Brandywine Realty Trust	32,520	346
CubeSmart	133,580	1,519
DDR Corp.	46,380	643
Duke Realty Corp.	40,570	543
Dupont Fabros Technology, Inc.	16,030	409
Education Realty Trust, Inc.	34,160	366
Equity Residential	12,310	733
Glimcher Realty Trust	65,110	627
Host Hotels & Resorts, Inc.	23,320	383
Kimco Realty Corp.	20,870	381
Macerich Co.	15,390	836
Mack-Cali Realty Corp.	14,670	422
Pebblebrook Hotel Trust	27,690	614
Post Properties, Inc.	14,900	666
Regency Centers Corp.	13,110	542
Senior Housing Properties Trust	22,930	520
Simon Property Group, Inc.	8,780	1,192
SL Green Realty Corp.	15,180	1,116
Ventas, Inc.	7,680	448
Vornado Realty Trust	8,120	657
Road & Rail—4.2%
CSX Corp.	87,360	1,969
Norfolk Southern Corp.	16,850	1,217
Union Pacific Corp.	12,200	1,395
Semiconductors & Semiconductor Equipment—7.4%
Altera Corp.	56,540	2,249
Analog Devices, Inc.	22,660	887
Applied Materials, Inc.	21,230	261
Avago Technologies, Ltd.	5,690	193
Broadcom Corp.—Class A ‡	20,400	701
Freescale Semiconductor Holdings I, Ltd. ‡	28,480	455
LAM Research Corp. ‡	32,770	1,395
Marvell Technology Group, Ltd. ‡	10,160	158
Micron Technology, Inc. ‡	32,660	248
Novellus Systems, Inc. ‡	7,250	342
Xilinx, Inc.	30,980	1,110
Software—2.4%
Adobe Systems, Inc. ‡	12,850	398
Citrix Systems, Inc. ‡	7,790	508
Microsoft Corp.	20,570	607
Oracle Corp.	34,240	966
Zynga, Inc.—Class A ‡	9,930	104
Specialty Retail—0.7%
AutoZone, Inc. ‡	2,180	758
Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc.	5,500	385
Nike, Inc.—Class B	3,870	402
V.F. Corp.	3,570	470
Tobacco—0.6%
Philip Morris International, Inc.	9,180	686
Wireless Telecommunication Services—0.7%
Sprint Nextel Corp. ‡	347,690	737

Total Common Stocks (cost $113,959)		116,436

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT — 0.0% ¥
State Street Bank & Trust Co.
0.03% , dated 01/31/2012, to be repurchased at $50 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $53.	$50	$50
Total Repurchase Agreement (cost $50)

Total Investment Securities (cost $114,009) P		116,486
Other Assets and Liabilities—Net		(8,498)

Net Assets		$107,988

	Shares	Value (000’s)
SECURITIES SOLD SHORT—(74.9%)
COMMON STOCKS—(74.9%)
Aerospace & Defense—(4.3%)
Boeing Co.	(17,550)	$(1,302)
Lockheed Martin Corp.	(30,970)	(2,549)
Northrop Grumman Corp.	(5,870)	(341)
Raytheon Co.	(9,010)	(432)
Air Freight & Logistics—(1.7%)
FedEx Corp.	(12,600)	(1,152)
United Parcel Service, Inc.—Class B	(8,640)	(654)
Automobiles—(0.9%)
Ford Motor Co.	(76,410)	(949)
Biotechnology—(0.7%)
Amgen, Inc.	(6,380)	(433)
Isis Pharmaceuticals, Inc. ‡	(21,350)	(174)
Regeneron Pharmaceuticals, Inc. ‡	(1,360)	(124)
Capital Markets—(0.6%)
Federated Investors, Inc.—Class B	(14,270)	(244)
Franklin Resources, Inc.	(3,760)	(399)
Chemicals—(3.7%)
Dow Chemical Co.	(24,360)	(816)
OM Group, Inc. ‡	(18,810)	(510)
Praxair, Inc.	(17,800)	(1,891)
Valspar Corp.	(17,810)	(770)
Commercial Banks—(1.7%)
Bank of Hawaii Corp.	(10,080)	(461)
Commerce Bancshares, Inc.	(5,862)	(228)
UMB Financial Corp.	(15,670)	(604)
Valley National Bancorp	(44,599)	(532)
Communications Equipment—(0.5%)
JDS Uniphase Corp. ‡	(13,230)	(168)
Motorola Solutions, Inc.	(7,760)	(360)
Computers & Peripherals—(0.4%)
Hewlett-Packard Co.	(13,540)	(379)
Electric Utilities—(3.7%)
Consolidated Edison, Inc.	(21,810)	(1,286)
Edison International	(19,690)	(808)
Entergy Corp.	(5,480)	(380)
FirstEnergy Corp.	(10,190)	(430)
Wisconsin Energy Corp.	(33,520)	(1,140)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Electrical Equipment — (0.7%)
Rockwell Automation, Inc.	(9,710)	$(756)
Energy Equipment & Services—(0.9%)
Diamond Offshore Drilling, Inc.	(4,060)	(253)
Tenaris SA ADR	(18,000)	(707)
Food Products—(3.5%)
Hershey Co.	(41,810)	(2,554)
HJ Heinz Co.	(10,260)	(532)
Mead Johnson Nutrition Co.—Class A	(5,480)	(406)
Sara Lee Corp.	(12,890)	(247)
Health Care Equipment & Supplies—(2.9%)
Edwards Lifesciences Corp. ‡	(4,080)	(337)
Hospira, Inc. ‡	(13,280)	(458)
Medtronic, Inc.	(15,890)	(613)
Stryker Corp.	(5,070)	(281)
Varian Medical Systems, Inc. ‡	(11,320)	(745)
Zimmer Holdings, Inc. ‡	(11,420)	(694)
Health Care Providers & Services—(0.2%)
Coventry Health Care, Inc. ‡	(8,890)	(267)
Hotels, Restaurants & Leisure—(0.5%)
Choice Hotels International, Inc.	(3,310)	(120)
Hyatt Hotels Corp.—Class A ‡	(9,630)	(411)
Household Products—(1.8%)
Church & Dwight Co., Inc.	(29,190)	(1,325)
Kimberly-Clark Corp.	(8,750)	(626)
Insurance—(6.8%)
American International Group, Inc. ‡	(25,950)	(652)
AON Corp.	(24,380)	(1,181)
Arch Capital Group, Ltd. ‡	(10,960)	(395)
Chubb Corp.	(13,390)	(903)
Fidelity National Financial, Inc.—Class A	(16,330)	(297)
Principal Financial Group, Inc.	(12,620)	(345)
Progressive Corp.	(23,890)	(484)
RenaissanceRe Holdings, Ltd.	(7,180)	(525)
Torchmark Corp.	(12,140)	(554)
Travelers Cos., Inc.	(10,550)	(615)
WR Berkley Corp.	(39,140)	(1,341)
Internet Software & Services—(0.2%)
Google, Inc.—Class A ‡	(450)	(261)
IT Services—(0.4%)
Paychex, Inc.	(14,820)	(467)
Life Sciences Tools & Services—(0.4%)
Agilent Technologies, Inc. ‡	(9,400)	(399)
Machinery—(4.5%)
Caterpillar, Inc.	(8,440)	(921)
Deere & Co.	(9,540)	(822)
Dover Corp.	(24,350)	(1,543)
Eaton Corp.	(16,960)	(832)
Parker Hannifin Corp.	(9,210)	(743)
Media—(4.6%)
Gannett Co., Inc.	(25,730)	(365)
New York Times Co.—Class A ‡	(33,670)	(251)
News Corp.—Class B	(68,000)	(1,324)
Omnicom Group, Inc.	(26,820)	(1,223)
Scripps Networks Interactive, Inc.—Class A	(21,290)	(923)
Washington Post Co.—Class B	(2,190)	(829)
Metals & Mining—(3.1%)
AK Steel Holding Corp.	(42,380)	(400)

	Shares	Value (000’s)
Metals & Mining (continued)
Cliffs Natural Resources, Inc.	(14,820)	$(1,071)
Nucor Corp.	(28,030)	(1,246)
U.S. Steel Corp.	(4,630)	(140)
Vale SA ADR	(17,690)	(448)
Multiline Retail—(0.3%)
JC Penney Co., Inc.	(6,590)	(274)
Oil, Gas & Consumable Fuels—(1.5%)
Chesapeake Energy Corp.	(8,100)	(171)
EnCana Corp.	(11,200)	(214)
Newfield Exploration Co. ‡	(10,980)	(415)
Sunoco, Inc.	(6,490)	(249)
TransCanada Corp.	(15,120)	(621)
Personal Products—(0.6%)
Estee Lauder Cos., Inc.—Class A	(11,260)	(652)
Pharmaceuticals—(1.8%)
Eli Lilly & Co.	(32,710)	(1,300)
Forest Laboratories, Inc. ‡	(11,670)	(371)
Warner Chilcott PLC—Class A ‡	(18,550)	(313)
Real Estate Investment Trusts—(10.4%)
BioMed Realty Trust, Inc.	(35,490)	(659)
DiamondRock Hospitality Co.	(35,320)	(372)
Digital Realty Trust, Inc.	(9,370)	(664)
EastGroup Properties, Inc.	(11,110)	(528)
Equity One, Inc.	(41,470)	(782)
Extra Space Storage, Inc.	(51,750)	(1,362)
Federal Realty Investment Trust	(13,020)	(1,230)
Health Care REIT, Inc.	(6,460)	(370)
Highwoods Properties, Inc.	(15,240)	(504)
National Retail Properties, Inc.	(17,240)	(466)
Realty Income Corp.	(18,390)	(669)
Strategic Hotels & Resorts, Inc. ‡	(58,380)	(363)
Tanger Factory Outlet Centers	(34,090)	(1,006)
Taubman Centers, Inc.	(18,740)	(1,256)
Washington Real Estate Investment Trust	(34,360)	(1,024)
Road & Rail—(1.6%)
Heartland Express, Inc.	(41,000)	(608)
Knight Transportation, Inc.	(30,620)	(539)
Werner Enterprises, Inc.	(24,280)	(634)
Semiconductors & Semiconductor Equipment—(7.1%)
Cypress Semiconductor Corp. ‡	(36,270)	(624)
Intel Corp.	(80,490)	(2,127)
KLA-Tencor Corp.	(19,530)	(999)
Linear Technology Corp.	(7,440)	(248)
Microchip Technology, Inc.	(62,060)	(2,290)
NVIDIA Corp. ‡	(14,640)	(216)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	(55,550)	(782)
Texas Instruments, Inc.	(10,760)	(348)
Software—(0.6%)
Electronic Arts, Inc. ‡	(36,420)	(676)
Tobacco—(2.1%)
Altria Group, Inc.	(81,270)	(2,308)
Trading Companies & Distributors—(0.2%)
WW Grainger, Inc.	(1,350)	(257)

Total Common Stocks (proceeds $(76,659))		(80,839)

Total Securities Sold Short (proceeds $(76,659))		$(80,839)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Securities or a portion thereof with an aggregate market value of $71,691 have been pledged to the broker as collateral for open securities sold short transactions.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $114,009. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,835 and $5,358, respectively. Net unrealized appreciation for tax purposes is $2,477.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '
Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$109,761	$6,675	$—	$116,436
Repurchase Agreement	—	50	—	50

Total	$109,761	$6,725	$—	$116,486

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$(79,037)	$(1,802)	$—	$(80,839)

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS—96.7%
Aerospace & Defense—1.3%
Alliant Techsystems, Inc.	20,490	$1,218
L-3 Communications Holdings, Inc.	14,030	992
Beverages—2.3%
Beam, Inc.	45,210	2,365
Brown-Forman Corp.—Class B	9,765	793
Dr. Pepper Snapple Group, Inc.	24,590	955
Building Products—0.6%
Fortune Brands Home & Security, Inc. ‡	55,230	1,026
Capital Markets—4.2%
Ameriprise Financial, Inc.	53,160	2,847
Invesco, Ltd.	80,640	1,820
Northern Trust Corp.	21,390	881
T. Rowe Price Group, Inc.	31,250	1,808
Chemicals—4.2%
Airgas, Inc.	18,330	1,447
Albemarle Corp.	32,725	2,104
Sherwin-Williams Co.	20,290	1,979
Sigma-Aldrich Corp.	27,380	1,863
Commercial Banks—5.6%
BancorpSouth, Inc.	33,910	381
City National Corp.^	30,700	1,409
Cullen/Frost Bankers, Inc.^	25,780	1,435
Fifth Third Bancorp	136,000	1,769
Huntington Bancshares, Inc.	101,460	579
M&T Bank Corp.	24,635	1,964
SunTrust Banks, Inc.	73,700	1,516
Zions Bancorporation	46,190	778
Commercial Services & Supplies—2.0%
Republic Services, Inc.—Class A	120,000	3,514
Containers & Packaging—3.5%
Ball Corp.	69,620	2,734
Rock-Tenn Co.—Class A	24,450	1,512
Silgan Holdings, Inc.	44,370	1,844
Distributors—1.0%
Genuine Parts Co.	26,920	1,717
Diversified Telecommunication Services—0.6%
CenturyLink, Inc.	28,085	1,040
Electric Utilities—4.0%
Northeast Utilities	25,520	887
NV Energy, Inc.	110,290	1,787
Westar Energy, Inc.	81,440	2,316
Wisconsin Energy Corp.	61,830	2,102
Electrical Equipment—3.2%
AMETEK, Inc.	40,840	1,920
Cooper Industries PLC—Class A	32,280	1,908
Regal Beloit Corp.^	32,690	1,856
Electronic Equipment & Instruments—3.3%
Amphenol Corp.—Class A	43,690	2,378
Arrow Electronics, Inc. ‡	44,980	1,857
TE Connectivity, Ltd.	43,580	1,486
Food Products—2.9%
Hershey Co.	19,010	1,161
JM Smucker Co.	22,880	1,802
Ralcorp Holdings, Inc. ‡	24,350	2,130
Gas Utilities—1.6%
EQT Corp.	22,530	1,138
Oneok, Inc.	20,055	1,668
Health Care Equipment & Supplies—0.9%
Becton, Dickinson and Co.	20,285	1,591
Health Care Providers & Services—5.0%
AmerisourceBergen Corp.—Class A	54,090	2,108
CIGNA Corp.	24,120	1,081
Coventry Health Care, Inc. ‡	28,664	862
HCA Holdings, Inc. ‡	33,000	807
Humana, Inc.	18,370	1,635
Lincare Holdings, Inc.	87,894	2,258

		Value
	Shares	(000’s)
Hotels, Restaurants & Leisure—3.2%
Darden Restaurants, Inc.	31,385	$1,440
Marriott International, Inc.—Class A ^	70,505	2,428
Yum! Brands, Inc.	27,490	1,741
Household Durables—2.4%
Jarden Corp.	30,610	1,031
Mohawk Industries, Inc. ‡	20,620	1,261
Snap-On, Inc.	32,750	1,851
Household Products—0.8%
Energizer Holdings, Inc. ‡	19,030	1,468
Industrial Conglomerates—1.1%
Carlisle Cos., Inc.	39,050	1,864
Insurance—9.5%
Arch Capital Group, Ltd. ‡	13,244	477
Chubb Corp.	22,290	1,503
Loews Corp.	78,080	2,912
Marsh & McLennan Cos., Inc.	83,705	2,644
Old Republic International Corp. ^	125,970	1,245
OneBeacon Insurance Group, Ltd.—Class A ^	56,075	890
Torchmark Corp.	18,260	834
Transatlantic Holdings, Inc.	39,365	2,183
WR Berkley Corp. ^	69,590	2,385
XL Group PLC—Class A	87,630	1,776
Internet & Catalog Retail—1.1%
Expedia, Inc.^	36,200	1,172
TripAdvisor, Inc. ‡	24,070	792
Media—3.6%
AMC Networks, Inc. ‡	8,345	357
Cablevision Systems Corp.—Class A	32,520	473
CBS Corp.—Class B	63,370	1,804
Clear Channel Outdoor Holdings, Inc.—Class A ‡	59,013	714
DISH Network Corp.—Class A	55,450	1,548
Gannett Co., Inc.^	70,340	997
Washington Post Co.—Class B ^	1,005	381
Multiline Retail—1.7%
Family Dollar Stores, Inc.	24,195	1,350
Kohl’s Corp.	35,660	1,640
Multi-Utilities—5.8%
CenterPoint Energy, Inc.	50,150	926
CMS Energy Corp.	129,670	2,831
NSTAR	39,370	1,769
Sempra Energy	37,220	2,118
Xcel Energy, Inc.	94,510	2,514
Oil, Gas & Consumable Fuels—5.7%
CVR Energy, Inc. ‡	23,630	589
Devon Energy Corp.	33,640	2,147
Energen Corp.	60,942	2,935
Newfield Exploration Co. ‡	26,940	1,019
Teekay Corp.	19,190	526
Williams Cos., Inc.	81,360	2,345
WPX Energy, Inc. ‡	27,210	448
Real Estate Investment Trusts—2.5%
HCP, Inc.	31,870	1,339
Regency Centers Corp.	38,815	1,605
Vornado Realty Trust	17,116	1,384
Real Estate Management & Development—0.9%
Brookfield Office Properties, Inc.^	87,655	1,517
Semiconductors & Semiconductor Equipment—1.1%
Analog Devices, Inc.	47,700	1,867
Software—2.2%
Jack Henry & Associates, Inc.	59,300	2,028
Synopsys, Inc. ‡	63,950	1,866
Specialty Retail—6.1%
AutoZone, Inc. ‡	5,776	2,009
Bed Bath & Beyond, Inc. ‡	26,640	1,617
Gap, Inc.	73,760	1,400

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
Specialty Retail (continued)
PetSmart, Inc.	20,750	$1,104
Tiffany & Co.	17,760	1,133
TJX Cos., Inc.	35,300	2,405
Williams-Sonoma, Inc.	30,095	1,079
Textiles, Apparel & Luxury Goods—0.9%
PVH Corp.	21,540	1,663
Thrifts & Mortgage Finance—1.1%
Capitol Federal Financial, Inc.	51,200	591
People’s United Financial, Inc. ^	110,700	1,365
Wireless Telecommunication Services—0.8%
Telephone & Data Systems, Inc.	50,710	1,334

Total Common Stocks (cost $132,229)		169,662

SECURITIES LENDING COLLATERAL—5.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% ▲	10,328,623	10,329
Total Securities Lending Collateral (cost $10,329)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—3.3%
State Street Bank & Trust Co. 0.03% ▲, dated 1/31/2012, to be repurchased at $5,829 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $5,946.	$5,829	5,829

Total Repurchase Agreement (cost $5,829)

Total Investment Securities (cost $148,387) P		185,820
Other Assets and Liabilities—Net		(10,390)

Net Assets		$175,430

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $10,067.
▲	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $148,387. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,891 and $2,458, respectively. Net unrealized appreciation for tax purposes is $37,433.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$163,966	$5,696	$—	$169,662
Repurchase Agreement	—	5,829	—	5,829
Securities Lending Collateral	10,329	—	—	10,329

Total	$174,295	$11,525	$—	$185,820

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Logan Circle Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	$00000000	$00000000
	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS—54.3%
Argentina—3.2%
Argentina Boden Bonds 7.00%, 10/03/2015	$1,655	$1,586
Argentina Republic Government International Bond 7.82%, 12/31/2033	EUR1,313	1,155
Republic of Argentina 1.33%, 12/31/2038	$2,500	975
Belarus—0.5%
Republic of Belarus 8.75%, 08/03/2015	600	558
Brazil—2.4%
Brazilian Government International Bond 5.63%, 01/07/2041 ^	1,515	1,742
Republic of Brazil 10.25%, 01/10/2028	BRL1,650	1,060
Cayman Islands—0.9%
Government of the Cayman Islands 5.95%, 11/24/2019—144A	$1,000	1,053
Chile—2.4%
Republic of Chile 5.50%, 08/05/2020	CLP1,256,000	2,650
Colombia—3.0%
Colombia Government International Bond 4.38%, 07/12/2021	$1,700	1,828
Republic of Colombia 12.00%, 10/22/2015	COP2,300,000	1,615
Dominican Republic—1.7%
Republic of The Dominican Republic 7.50%, 05/06/2021—144A	$1,950	1,992
Egypt—0.9%
Egypt Government International Bond 8.75%, 07/18/2012	EGP7,000	1,007
Hungary—2.4%
Hungary Government Bond 7.00%, 06/24/2022	HUF330,000	1,272
Hungary Government International Bond 7.63%, 03/29/2041 ^	$1,580	1,460
Indonesia—5.7%
Indonesia Government International Bond 4.88%, 05/05/2021—144A ^	1,550	1,666
Indonesia Treasury Bond 8.38%, 09/15/2026	IDR19,628,000	2,670
Perusahaan Penerbit SBSN 4.00%, 11/21/2018—144A	$1,000	1,008
Republic of Indonesia 5.25%, 01/17/2042—144A	1,000	1,033
Lithuania—1.9%
Lithuania Government International Bond 6.63%, 02/01/2022—144A	1,250	1,267
Republic of Lithuania 6.13%, 03/09/2021—144A	900	889
Mexico—2.7%
Mexican Bonos 6.25%, 06/16/2016	MXN11,750	944
United Mexican States 8.50%, 11/18/2038	24,600	2,142
Peru—2.3%
Peruvian Government International Bond 6.95%, 08/12/2031—144A	PEN4,000	1,561
Republic of Peru 8.20%, 08/12/2026	2,250	999
	$00000000	$00000000
	Principal (000’s)	Value (000’s)
Philippines—2.9%
Philippine Government International Bond 5.00%, 01/13/2037	$1,200	$1,233
6.25%, 01/14/2036	PHP25,000	610
Republic of The Philippines 4.95%, 01/15/2021	62,000	1,509
Poland—0.3%
Poland Government International Bond 5.00%, 03/23/2022	$300	304
Qatar—1.0%
Qatar Government International Bond 5.75%, 01/20/2042—144A ^	1,125	1,195
Romania—0.4%
Romanian Government International Bond 6.75%, 02/07/2022—144A	500	496
Russian Federation—3.8%
Russian Federation 7.50%, 03/31/2030	1,044	1,237
Russian Foreign Bond—Eurobond 5.00%, 04/29/2020—144A	2,000	2,110
7.50%, 03/31/2030—144A	835	989
Senegal—0.6%
Republic of Senegal 8.75%, 05/13/2021—144A	750	744
South Africa—2.6%
South Africa Government Bond 10.50%, 12/21/2026	ZAR7,700	1,182
South Africa Government International Bond 4.67%, 01/17/2024	$1,800	1,823
Supranational—0.8%
Eastern and Southern African Trade and Development Bank 6.88%, 01/09/2016	1,050	962
Turkey—5.0%
Turkey Government Bond 9.60%, 03/20/2013 	TRY1,330	675
10.00%, 06/17/2015	3,000	1,714
10.09%, 07/17/2013 	2,000	988
Turkey Government International Bond 5.13%, 03/25/2022	$940	895
6.00%, 01/14/2041 ^	1,500	1,406
Uruguay—1.8%
Uruguay Government International Bond 4.38%, 12/15/2028	UYU40,349	2,077
Venezuela—5.1%
Republic of Venezuela 6.00%, 12/09/2020	$2,000	1,315
9.25%, 09/15/2027	1,100	850
Venezuela Government International Bond 11.75%, 10/21/2026 ^	1,440	1,264
11.95%, 08/05/2031 ^	2,775	2,413

Total Foreign Government Obligations (cost $60,482)		62,123

CORPORATE DEBT SECURITIES—42.2%
Barbados—0.8%
Columbus International, Inc. 11.50%, 11/20/2014—144A ^	830	878
Bermuda—2.1%
Digicel Group, Ltd. 9.13%, 01/15/2015—144A	1,700	1,717
Qtel International Finance, Ltd. 5.00%, 10/19/2025—144A	700	705

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Logan Circle Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	$0000000000	$0000000000
	Principal (000’s)	Value (000’s)
Brazil —4.1%
Banco do Estado do Rio Grande do Sul 7.38%, 02/02/2022—144A	$ 1,100	$1,126
Brasil Telecom SA 9.75%, 09/15/2016—144A	BRL3,000	1,708
OGX Petroleo e Gas Participacoes SA 8.50%, 06/01/2018—144A	$ 1,950	2,015
Canada—1.6%
Pacific Rubiales Energy Corp. 7.25%, 12/12/2021—144A	1,033	1,082
PTTEP Canada International Finance, Ltd. 5.69%, 04/05/2021—144A	800	853
Cayman Islands—5.6%
Banco Continental SA via Continental Senior Trustees II Cayman, Ltd. 5.75%, 01/18/2017—144A ^	1,000	1,008
Country Garden Holdings Co., Ltd. 11.13%, 02/23/2018—144A ^	1,040	975
Hutchison Whampoa International 11, Ltd. 4.63%, 01/13/2022—144A ^	1,150	1,156
IPIC GMTN, Ltd. 5.50%, 03/01/2022—144A ^	555	562
6.88%, 11/01/2041—144A	1,255	1,292
MIE Holdings Corp. 9.75%, 05/12/2016—144A	1,000	920
Vale Overseas, Ltd. 4.63%, 09/15/2020 ^	500	528
Chile—0.9%
Celulosa Arauco y Constitucion SA 4.75%, 01/11/2022—144A ^	1,035	1,027
Colombia—0.9%
BanColombia SA 5.95%, 06/03/2021 ^	1,000	1,013
Finland—0.5%
Nokia OYJ 6.63%, 05/15/2039 ^	600	601
Indonesia—0.9%
Berau Capital Resources Pte, Ltd. 12.50%, 07/08/2015—144A	900	1,017
Korea, Republic of—0.6%
Korea Gas Corp. 6.25%, 01/20/2042—144A	635	667
Luxembourg—1.9%
ALROSA Finance SA 7.75%, 11/03/2020—144A	650	672
Sberbank of Russia Via SB Capital SA 6.13%, 02/07/2022—144A	1,100	1,100
Virgolino de Oliveira Finance, Ltd. 10.50%, 01/28/2018—144A	300	296
Mexico—3.9%
Grupo Bimbo SAB de CV 4.50%, 01/25/2022—144A ^	650	663
Petroleos Mexicanos 4.88%, 01/24/2022—144A ^	545	562
6.50%, 06/02/2041 ^	780	862
7.65%, 11/24/2021—144A	MXN17,100	1,323
Urbi Desarrollos Urbanos SAB de CV 9.75%, 02/03/2022—144A	$ 860	862
Netherlands—2.9%
Hyva Global BV 8.63%, 03/24/2016—144A	1,200	993
Metinvest BV 8.75%, 02/14/2018—144A	1,000	870
	$0000000000	$0000000000
	Principal (000’s)	Value (000’s)
Netherlands (continued)
VimpelCom Holdings BV 7.50%, 03/01/2022—144A ^	$ 1,500	$ 1,410
Peru—1.7%
Corp. Lindley SA 6.75%, 11/23/2021—144A	900	954
Volcan Cia Minera SAA 5.38%, 02/02/2022—144A	1,100	1,105
Singapore—1.3%
Bakrie Telecom Pte, Ltd. 11.50%, 05/07/2015—144A	550	358
Bumi Capital Pte, Ltd. 12.00%, 11/10/2016—144A	1,050	1,139
Sweden—0.7%
Eileme 2 AB 11.63%, 01/31/2020—144A ^	800	814
Thailand—0.8%
Bangkok Bank PCL 4.80%, 10/18/2020—144A	900	912
Trinidad and Tobago—0.5%
Petroleum Co. of Trinidad & Tobago, Ltd. 6.00%, 05/08/2022 —144A	613	605
United Arab Emirates—1.7%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021—144A	550	569
DP World, Ltd. 6.85%, 07/02/2037—144A	1,500	1,395
United Kingdom—2.0%
Afren PLC 11.50%, 02/01/2016—144A	700	739
Vedanta Resources PLC 8.25%, 06/07/2021—144A ^	2,080	1,684
United States—3.5%
Braskem America Finance Co. 7.13%, 07/22/2041—144A ^	1,000	984
CEDC Finance Corp International, Inc. 9.13%, 12/01/2016—144A	500	353
NII Capital Corp. 7.63%, 04/01/2021 ^	850	871
Reliance Holdings USA, Inc. 4.50%, 10/19/2020—144A	750	706
Southern Copper Corp. 7.50%, 07/27/2035	900	1,024
Venezuela—2.7%
Petroleos de Venezuela SA 5.00%, 10/28/2015	1,500	1,148
8.50%, 11/02/2017—144A	920	729
12.75%, 02/17/2022—Reg S ^	1,400	1,225
Virgin Islands, British—0.6%
Franshion Development, Ltd. 6.75%, 04/15/2021—144A ^	800	666

Total Corporate Debt Securities (cost $47,785)		48,443

SECURITIES LENDING COLLATERAL—15.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	17,714,008	17,714
Total Securities Lending Collateral (cost $17,714)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Logan Circle Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—6.3%
State Street Bank & Trust Co. 0.03%, dated 01/31/2012, to be repurchased at $7,281 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $7,429.	$7,281	$7,281
Total Repurchase Agreement (cost $7,281)

Total Investment Securities (cost $133,262)P		135,561
Other Assets and Liabilities—Net		(20,854)

Net Assets		$114,707

FORWARD FOREIGN CURRENCY CONTRACTS:

		Contracts		Amount in U.S.	Net Unrealized
		Bought		Dollars Bought	Appreciation
		(Sold)		(Sold)	(Depreciation)
Currency	Counterparty	(000’s)	Settlement Date	(000’s)	(000’s)
Australian Dollar	JPM	(600)	02/13/2012	$(627)	$(9)
Australian Dollar	BOA	600	02/13/2012	626	11
Australian Dollar	BCLY	2,132	02/13/2012	2,261	(1)
Australian Dollar	BOA	(2,132)	02/13/2012	(2,271)	10
Euro	BCLY	(1,938)	02/13/2012	(2,476)	(59)
Hungarian Forint	JPM	(179,832)	02/13/2012	(730)	(69)
Mexican Peso	JPM	19,932	02/13/2012	1,530	(2)
Mexican Peso	JPM	(19,934)	02/13/2012	(1,530)	2
Mexican Peso	BOA	(11,023)	02/13/2012	(805)	(39)
Turkish Lira	JPM	157	02/13/2012	87	1
Turkish Lira	HSBC	(1,943)	02/13/2012	(1,035)	(55)
Turkish Lira	JPM	1,786	02/13/2012	975	27

					$(183)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

	Total Market Value of	Collateral
	OTC Derivatives	(Received)/Pledged	Net Exposures (1)
Counterparty	(000’s)	(000’s)	(000’s)
BCLY	$(60)	$—	$(60)
BOA	(18)	—	(18)
HSBC	(55)	—	(55)
JPM	(50)	—	(50)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Logan Circle Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Percentage of	Value
INVESTMENTS BY INDUSTRY:	Total Investments	(000’s)
Foreign Government Obligation	45.8%	$62,123
Oil, Gas & Consumable Fuels	11.0	14,924
Metals & Mining	4.4	5,883
Commercial Banks	3.8	5,159
Diversified Telecommunication Services	3.3	4,457
Wireless Telecommunication Services	2.3	3,127
Diversified Financial Services	1.6	2,150
Real Estate Management & Development	1.2	1,641
Transportation Infrastructure	1.0	1,395
Beverages	1.0	1,307
Industrial Conglomerates	0.9	1,156
Paper & Forest Products	0.8	1,027
Auto Components	0.7	993
Chemicals	0.7	984
Media	0.7	878
Household Durables	0.6	862
Gas Utilities	0.5	667
Food Products	0.5	663
Communications Equipment	0.4	601
Multi-Utilities	0.4	569

Investment Securities, at Value	81.6	110,566
Short-Term Investments	18.4	24,995

Total Investments	100.0%	$135,561

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $16,505.

	Rate shown reflects the yield at 01/31/2012.

Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Aggregate cost for federal income tax purposes is $133,262. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,624 and $1,325, respectively. Net unrealized appreciation for tax purposes is $2,299.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $57,174, or 49.84%, of the fund’s net assets.
BCLY	Barclays Bank PLC
BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian New Sol
PHP	Philippine Peso
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Logan Circle Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	01/31/2012
Corporate Debt Securities	$—	$48,443	$—	$48,443
Foreign Government Obligations	—	62,123	—	62,123
Repurchase Agreement	—	7,281	—	7,281
Securities Lending Collateral	17,714	—	—	17,714

Total	$17,714	$117,847	$—	$135,561

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments F	Prices	Inputs	Inputs	01/31/2012
Forward Foreign Currency Contracts—Appreciation	$—	$51	$—	$51
Forward Foreign Currency Contracts—Depreciation	—	(234)	—	(234)

Total	$—	$(183)	$—	$(183)

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
FOREIGN GOVERNMENT OBLIGATIONS—22.0%
Australia—1.7%
New South Wales Treasury Corp. 5.50%, 08/01/2013	AUD1,105	$1,200
Queensland Treasury Corp. 7.13%, 09/18/2017—144A	NZD5,865	5,533
Queensland Treasury Corp. 5.75%, 11/21/2014	AUD1,635	1,793
Brazil—1.6%
Republic of Brazil 10.25%, 01/10/2028	BRL12,250	7,870
Canada—10.1%
Canada Housing Trust No. 1 3.60%, 06/15/2013—144A	CAD19,980	20,609
Canadian Government Bond 4.25%, 06/01/2018	1,600	1,861
Province of Ontario Canada 2.95%, 02/05/2015 ^	$ 15,610	16,476
4.20%, 03/08/2018—06/02/2020	CAD6,965	7,792
Province of Quebec Canada 6.75%, 11/09/2015	NZD2,825	2,560
Ireland—0.6%
Ireland Government Bond 5.00%, 10/18/2020	EUR285	321
5.40%, 03/13/2025	2,060	2,295
Italy—0.1%
Italy Buoni Poliennali Del Tesoro 5.75%, 02/01/2033	560	667
Korea, Republic of—3.5%
Export-Import Bank of Korea 4.00%, 11/26/2015—144A	PHP386,300	8,874
Korea Treasury Bond 5.00%, 09/10/2014	KRW9,105,540	8,427
Malaysia—0.6%
Republic of Malaysia
3.21%, 05/31/2013	MYR9,370	3,094
Mexico—2.7%
United Mexican States 8.00%, 12/07/2023	MXN150,800	13,403
New Zealand—0.2%
New Zealand Government Bond 6.50%, 04/15/2013	NZD1,350	1,167
Philippines—0.2%
Republic of The Philippines 4.95%, 01/15/2021	PHP50,000	1,217
Portugal—0.1%
Portugal Obrigacoes do Tesouro OT 4.95%, 10/25/2023	EUR910	488
Supranational—0.6%
Asian Development Bank 2.50%, 03/15/2016 ^	$ 2,845	3,051

Total Foreign Government Obligations (cost $101,382)		108,698

MORTGAGE-BACKED SECURITIES—7.6%
United States—7.6%
American Home Mortgage Investment Trust
Series 2004-3, Class 3A
2.63%, 10/25/2034 *	516	338
Banc of America Funding Corp.
Series 2006-I, Class 1A1
2.48%, 12/20/2036 *	211	199

	Principal	Value
	(000’s)	(000’s)
United States (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.43%, 04/10/2049 *	$500	$555
Banc of America Mortgage Securities, Inc.
Series 2005-F, Class 2A2
2.87%, 07/25/2035 *	372	291
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-3, Class 2A
2.57%, 07/25/2034 *	248	202
Series 2005-5, Class A2
2.25%, 08/25/2035 *	1,217	1,037
Countrywide Home Loan Mortgage Pass-
Through Trust
Series 2005-11, Class 4A1
0.55%, 04/25/2035 *	599	336
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.71%, 06/15/2039 *	2,410	2,601
Series 2007-C3, Class AM
5.71%, 06/15/2039 *	680	539
Series 2007-C4, Class A4
5.79%, 09/15/2039 *	1,200	1,285
Series 2007-C5, Class A4
5.70%, 09/15/2040 *	4,785	5,165
Series 2008-C1, Class A3
6.21%, 02/15/2041 *	1,540	1,711
Extended Stay America Trust
Series 2010-ESHA, Class D
5.50%, 11/05/2027—144A	4,035	4,111
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100	3,418
Series 2007-GG11, Class AM
5.87%, 12/10/2049 *	325	302
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AM
5.79%, 08/10/2045 *	3,110	2,694
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.89%, 12/25/2034 *	347	247
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.60%, 07/25/2045 *	358	230
Series 2005-AR1, Class 3A1
2.57%, 03/25/2035 *	1,735	1,326
Series 2005-AR3, Class 4A1
4.25%, 04/25/2035 *	596	440
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
2.78%, 07/25/2035 *	330	303
Series 2007-A1, Class 5A1
2.81%, 07/25/2035 *	1,019	894
MASTR Adjustable Rate Mortgages Trust
Series 2004-15, Class 4A1
2.59%, 12/25/2034 *	1,836	1,433
Series 2005-2, Class 5A1
2.66%, 03/25/2035 *	1,053	866

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	$1,575	$1,332
Series 2005-2AR, Class A
0.54%, 04/25/2035 *	997	708
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.79%, 08/12/2045—144A *	2,900	2,945
WaMu Mortgage Pass-Through Certificates
Series 2007-OA3, Class 2A1A
0.96%, 04/25/2047 *	627	389
WAMU Mortgage Pass-Through Certificates
Series 2006-AR17, Class 1A1A
1.01%, 12/25/2046 *	323	195
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2
2.68%, 03/25/2035 *	947	820
Series 2005-AR4, Class 2A2
2.74%, 04/25/2035 *	602	530

Total Mortgage-Backed Securities (cost $33,953)		37,442

ASSET-BACKED SECURITIES—4.9%
United States—4.9%
Chesapeake Funding LLC
Series 2009-2A, Class B
2.04%, 09/15/2021—144A *	1,000	1,006
Series 2009-2A, Class C
2.04%, 09/15/2021—144A *	1,200	1,203
Continental Airlines Pass-Through Trust
Series 2001-1, Class 01A1
6.70%, 06/15/2021	694	722
Countrywide Asset-Backed Certificates
Series 2004-4, Class M1
1.00%, 07/25/2034 *	450	291
Series 2004-13, Class AF5B
5.10%, 05/25/2035 *	625	503
CVS Pass-Through Trust
6.94%, 01/10/2030	1,207	1,368
Delta Air Lines, Inc., Pass-Through Trust
Series 2007-1, Class A
6.82%, 08/10/2022 ^	2,273	2,455
Series 2007-1, Class B
8.02%, 08/10/2022	2,001	2,011
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026—144A	671	710
DSC Floorplan Master Owner Trust
Series 2011-1, Class B
8.11%, 03/15/2016—144A	850	865
JPMorgan Mortgage Acquisition Corp.
Series 2005-OPT1, Class M2
0.75%, 06/25/2035 *	350	181
Northwest Airlines Pass-Through Trust
Series 2007-1, Class A
7.03%, 11/01/2019	6,145	6,390
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022	6,074	6,226

Total Asset-Backed Securities (cost $22,836)		23,931

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITIES—0.3%
United States—0.3%
Bank of America Corp.
8.00%, 01/30/2018 * ž^	$215	$212
Hercules, Inc.
6.50%, 06/30/2029	1,260	986
NGC Corp., Capital Trust I
8.32%, 06/01/2027 § ‡	200	60

Total Preferred Corporate Debt Securities (cost $1,454)		1,258

CORPORATE DEBT SECURITIES—38.5%
Australia—0.9%
Australia & New Zealand Banking Group, Ltd.
6.75%, 11/10/2014	AUD2,920	3,227
National Australia Bank, Ltd.
6.50%, 11/05/2015	1,070	1,171
Canada—0.8%
Bell Canada
6.10%, 03/16/2035—144A	CAD475	544
Bombardier, Inc.
7.45%, 05/01/2034—144A	$800	810
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019—144A	2,325	2,279
Cayman Islands—0.2%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021—144A	1,078	1,120
France—0.0% ¥
Societe Generale SA
5.20%, 04/15/2021—144A ^	200	190
Luxembourg—1.7%
ArcelorMittal
5.25%, 08/05/2020 ^	1,265	1,237
6.13%, 06/01/2018 ^	175	183
6.75%, 03/01/2041	300	293
7.00%, 10/15/2039	2,725	2,731
Enel Finance International NV
6.00%, 10/07/2039—144A	2,000	1,701
Telecom Italia Capital SA
6.00%, 09/30/2034	2,930	2,417
6.38%, 11/15/2033	85	73
Mexico—0.2%
America Movil SAB de CV
8.46%, 12/18/2036	MXN12,000	896
Netherlands—0.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	$2,840	2,923
EDP Finance BV
4.90%, 10/01/2019—144A	100	81
Supranational—0.6%
European Investment Bank
5.91%, 04/24/2013—144A 	IDR28,551,000	2,943
United Arab Emirates—1.6%
DP World, Ltd.
6.85%, 07/02/2037—144A	$6,410	5,961
Dubai Electricity & Water Authority
7.38%, 10/21/2020—144A	2,100	2,177
United States—31.9%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020 ^	715	772

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	$1,275	$960
American International Group, Inc.
8.18%, 05/15/2058 *	5,210	5,028
Aviation Capital Group Corp.
6.75%, 04/06/2021—144A	1,055	1,019
Braskem America Finance Co.
7.13%, 07/22/2041—144A	2,765	2,721
Bruce Mansfield Unit
6.85%, 06/01/2034	2,725	2,920
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 06/01/2020	350	378
CenturyLink, Inc.
7.20%, 12/01/2025	595	616
7.60%, 09/15/2039	1,425	1,448
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019—144A ^	2,675	2,745
CommScope, Inc.
8.25%, 01/15/2019—144A	635	660
DDR Corp.
7.88%, 09/01/2020	1,585	1,875
Dillard’s, Inc.
7.13%, 08/01/2018	990	1,030
Dynegy Holdings LLC
7.63%, 10/15/2026 ‡	450	275
Energy Future Holdings Corp.—Series P
5.55%, 11/15/2014	6,735	4,646
Energy Future Holdings Corp.—Series Q
6.50%, 11/15/2024 ^	1,110	500
Energy Future Holdings Corp.—Series R
6.55%, 11/15/2034 ^	305	135
Energy Transfer Partners, LP
5.20%, 02/01/2022	1,095	1,156
Ford Motor Co.
7.50%, 08/01/2026 ^	115	125
Forethought Financial Group, Inc.
8.63%, 04/15/2021—144A	1,430	1,452
Frontier Communications Corp.
7.88%, 01/15/2027	2,160	1,852
General Electric Capital Corp.
2.96%, 05/18/2012	SGD2,500	1,996
3.49%, 03/08/2012	2,400	1,911
5.50%, 02/01/2017	NZD230	192
7.63%, 12/10/2014	320	287
HCA, Inc.
7.05%, 12/01/2027	$55	47
7.50%, 12/15/2023	50	47
7.50%, 11/06/2033 ^	3,150	2,835
7.58%, 09/15/2025	755	695
7.69%, 06/15/2025	1,545	1,445
7.75%, 07/15/2036 ^	125	112
8.36%, 04/15/2024	190	186
IFM U.S. Colonial Pipeline 2 LLC
6.45%, 05/01/2021—144A	2,300	2,464
International Lease Finance Corp.
6.25%, 05/15/2019	610	598
8.25%, 12/15/2020	710	758
8.63%, 01/15/2022 ^	3,555	3,841
JC Penney Corp., Inc.
7.63%, 03/01/2097	430	385

	Principal (000’s)	Value (000’s)
United States (continued)
Level 3 Financing, Inc.
8.63%, 07/15/2020—144A ^	$985	$1,010
9.38%, 04/01/2019	100	106
Mackinaw Power LLC
6.30%, 10/31/2023—144A § Δ	1,376	1,408
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027	1,065	1,177
Masco Corp.
5.85%, 03/15/2017 ^	2,440	2,449
6.50%, 08/15/2032 ^	895	819
7.13%, 03/15/2020	1,505	1,549
7.75%, 08/01/2029	360	355
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019—01/15/2040—144A	2,100	1,676
7.38%, 07/15/2039—144A	4,000	3,218
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016—06/01/2034	920	788
6.11%, 01/29/2037	8,010	7,164
MGM Resorts International
7.50%, 06/01/2016 ^	2,395	2,401
8.63%, 02/01/2019—144A ^	620	645
Midwest Generation LLC -Series B
8.56%, 01/02/2016 ^	526	507
Morgan Stanley
5.50%, 01/26/2020—07/24/2020	4,460	4,402
5.63%, 09/23/2019	900	896
5.75%, 01/25/2021	2,000	1,998
New Albertsons, Inc.
6.63%, 06/01/2028	4,210	3,042
7.45%, 08/01/2029	1,305	1,034
7.75%, 06/15/2026	680	557
8.00%, 05/01/2031 ^	905	726
NLV Financial Corp.
7.50%, 08/15/2033—144A	190	195
Owens Corning, Inc.
7.00%, 12/01/2036	4,585	4,830
Parker Drilling Co.
9.13%, 04/01/2018	325	345
PulteGroup, Inc.
6.00%, 02/15/2035	305	229
6.38%, 05/15/2033	1,850	1,406
7.88%, 06/15/2032	1,500	1,320
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 ^	1,510	1,367
7.63%, 08/03/2021	1,000	1,025
Qwest Corp.
6.88%, 09/15/2033	2,770	2,758
7.20%, 11/10/2026 ^	895	895
7.25%, 10/15/2035 ^	290	290
7.50%, 06/15/2023	1,670	1,670
Ralcorp Holdings, Inc.
6.63%, 08/15/2039	3,060	3,144
Residential Capital LLC
9.63%, 05/15/2015	930	772
Reynolds Group Issuer, Inc.
8.25%, 02/15/2021—144A	1,500	1,421
RR Donnelley & Sons Co.
7.25%, 05/15/2018 ^	2,315	2,118
SLM Corp.
5.00%, 06/15/2018	175	164

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
SLM Corp. (continued)
5.63%, 08/01/2033	$779	$630
8.45%, 06/15/2018	4,030	4,362
Springleaf Finance Corp.
5.40%, 12/01/2015 ^	110	87
6.90%, 12/15/2017	6,260	4,853
Sprint Capital Corp.
6.88%, 11/15/2028	8,800	6,522
6.90%, 05/01/2019 ^	70	60
8.75%, 03/15/2032	660	554
Sprint Nextel Corp.
9.00%, 11/15/2018—144A	1,090	1,175
Toys “R” Us, Inc.
7.38%, 10/15/2018 ^	4,440	3,974
U.S. Steel Corp.
6.65%, 06/01/2037	1,925	1,559
USG Corp.
6.30%, 11/15/2016	4,585	4,109
9.75%, 01/15/2018 ^	1,070	991
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021—144A	2,440	2,452
7.25%, 07/15/2022—144A ^	2,160	2,187
Westvaco Corp.
7.95%, 02/15/2031	1,135	1,240
8.20%, 01/15/2030 ^	2,985	3,377
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740	4,911
6.95%, 10/01/2027 ^	130	135
7.38%, 03/15/2032	1,530	1,668

Total Corporate Debt Securities (cost $188,416)		189,791

STRUCTURED NOTES DEBT—1.3%
United States—1.3%
JPMorgan Chase & Co.
Zero Coupon, 04/12/2012—144A	IDR21,967,355	2,415
2.66%, 09/10/2012—144A 	37,004,100	3,992

Total Structured Notes Debt (cost $6,030)		6,407

CONVERTIBLE BONDS—10.0%
United States—10.0%
Ciena Corp.
0.88%, 06/15/2017 ^	$4,510	3,670
3.75%, 10/15/2018—144A	860	902
Ford Motor Co.
4.25%, 11/15/2016	3,715	5,893
Hologic, Inc.
2.00%, 12/15/2037 *^	80	95
Human Genome Sciences, Inc.
3.00%, 11/15/2018	2,800	2,996
Illumina, Inc.
0.25%, 03/15/2016—144A	265	253
Intel Corp.
2.95%, 12/15/2035 ^	1,645	1,849
3.25%, 08/01/2039	10,315	13,796
LAM Research Corp.
1.25%, 05/15/2018—144A	655	666

	Principal (000’s)	Value (000’s)
United States (continued)
Lennar Corp.
2.00%, 12/01/2020—144A	$65	$69
2.75%, 12/15/2020—144A ^	75	91
Level 3 Communications, Inc.
7.00%, 03/15/2015—144A § Δ	2,110	2,376
Liberty Interactive LLC
3.50%, 01/15/2031	121	72
Micron Technology, Inc.
1.88%, 08/01/2031—144A	2,465	2,468
Old Republic International Corp.
3.75%, 03/15/2018 ^	1,790	1,696
Omnicare, Inc.
3.75%, 12/15/2025	1,245	1,681
Peabody Energy Corp.
4.75%, 12/15/2041 ^	1,715	1,756
Steel Dynamics, Inc.
5.13%, 06/15/2014 ^	355	414
Trinity Industries, Inc.
3.88%, 06/01/2036 ^	3,050	3,061
Vertex Pharmaceuticals, Inc.
3.35%, 10/01/2015	5,205	5,699

Total Convertible Bonds (cost $40,833)		49,503

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS—1.5%
United States—1.5%
AES Trust III, 6.75% ^	10,950	543
Bank of America Corp., 7.25%	805	742
El Paso Energy Capital Trust I, 4.75%	6,300	284
Lucent Technologies Capital Trust I, 7.75%	4,900	3,397
Newell Financial Trust I, 5.25%	12,300	538
Sovereign Capital Trust IV, 4.38% ^	8,050	378
United Rentals Trust I, 6.50% ^	3,243	171
Wells Fargo & Co., 7.50%
Series L, Class A	1,340	1,467

Total Convertible Preferred Stocks (cost $7,703)		7,520

PREFERRED STOCKS—3.7%
United States—3.7%
Ally Financial, Inc., 7.00%—144A	1,675	1,349
Ally Financial, Inc., 8.50% *^	93,825	1,961
Countrywide Capital IV, 6.75%	88,375	2,027
General Motors Co., 4.75%	226,600	9,078
Goodyear Tire & Rubber Co., 5.88%	28,250	1,298
Health Care REIT, Inc., 6.50%	19,300	1,032
SLM Corp., 6.00%	78,825	1,692

Total Preferred Stocks (cost $20,283)		18,437

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—1.4%
Canada—1.0%
Valeant Pharmaceuticals International, Inc. ‡	102,786	$4,984
United States—0.4%
Dex One Corp. ‡^	1,218	2
Ford Motor Co. ^	7,110	88
KB Home ^	181,675	1,639
Owens-Illinois, Inc. ‡	10,796	260

Total Common Stocks (cost $3,296)		6,973

SECURITIES LENDING COLLATERAL—8.4%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% 	41,315,031	41,315
Total Securities Lending Collateral (cost $41,315)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—7.5%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $36,861 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $37,599.	$36,861	36,861
Total Repurchase Agreement (cost $36,861)

Total Investment Securities (cost $504,362)		528,136
Other Assets and Liabilities—Net		(35,047)

Net Assets		$493,089

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Foreign Government Obligation	20.6%	$108,698
Mortgage-Backed Security	7 .1	37,442
Diversified Financial Services	5 .7	30,318
Diversified Telecommunication Services	5 .5	28,980
Asset-Backed Security	4 .5	23,931
Semiconductors & Semiconductor Equipment	3 .7	19,551
Automobiles	2 .9	15,184
Building Products	2 .9	15,102
Consumer Finance	2 .9	15,098
Commercial Banks	2 .3	11,921
Health Care Providers & Services	1 .9	9,792
Pharmaceuticals	1 .8	9,623
Real Estate Investment Trusts	1 .8	9,621
Electric Utilities	1 .7	9,232
Biotechnology	1 .6	8,695
Insurance	1 .6	8,372
Oil, Gas & Consumable Fuels	1 .5	7,939
Capital Markets	1 .4	7,296
Metals & Mining	1 .2	6,416
Communications Equipment	1 .2	6,192
Transportation Infrastructure	1 .1	5,961
Aerospace & Defense	1 .1	5,704
Food & Staples Retailing	1 .0	5,359
Household Durables	1 .0	5,291
Paper & Forest Products	0 .9	4,617
Specialty Retail	0 .7	3,974
Chemicals	0 .7	3,707

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value (000’s)
Independent Power Producers & Energy Traders	0.7%	$3,463
Food Products	0 .6	3,144
Machinery	0 .6	3,061
Hotels, Restaurants & Leisure	0 .6	3,046
Multiline Retail	0 .5	2,592
Commercial Services & Supplies	0 .4	2,290
Multi-Utilities	0 .4	2,177
Wireless Telecommunication Services	0 .4	2,071
Auto Components	0 .2	1,298
Road & Rail	0 .2	1,019
Media	0 .1	452
Thrifts & Mortgage Finance	0 .1	378
Energy Equipment & Services	0 .1	345
Containers & Packaging	0.0	¥260
Life Sciences Tools & Services	0 .0	¥253
Health Care Equipment & Supplies	0 .0	¥95

Investment Securities, at Value	85.2	449,960
Short-Term Investments	14.8	78,176

Total Investments	100.0%	$528,136

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $40,452.
*	Floating or variable rate note. Rate is listed as of 01/31/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
In default.
§	Illiquid. These securities aggregated to $3,844, or 0.78%, of the fund’s net assets.
Δ	Restricted Security. At 01/31/2012, the fund owned the respective securities (representing 0.77% of the fund’s net assets) that were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Market Value	Price*
Mackinaw Power LLC	06/15/2007	$1,376	$1,376	$1,408	$102.33
Level 3 Communications, Inc.	06/22/2009	2,110	2,085	2,376	112.61

* Amount not in thousands.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 01/31/2012.
‡	Non-income producing security.
Aggregate cost for federal income tax purposes is $504,362. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,910 and $16,136, respectively. Net unrealized appreciation for tax purposes is $23,774.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated to $104,691, or 21.23%, of the fund’s net assets.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Riggit
NZD	New Zealand Dollar
PHP	Philippines Peso
SGD	Singapore Dollar

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1— Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Securities	$—	$23,931	$—	$23,931
Common Stocks	6,973	—	—	6,973
Convertible Bonds	—	49,503	—	49,503
Convertible Preferred Stocks	7,520	—	—	7,520
Corporate Debt Securities	—	189,791	—	189,791
Foreign Government Obligations	—	108,698	—	108,698
Mortgage-Backed Securities	—	37,442	—	37,442
Preferred Corporate Debt Securities	—	1,258	—	1,258
Preferred Stocks	18,437	—	—	18,437
Repurchase Agreement	—	36,861	—	36,861
Securities Lending Collateral	41,315	—	—	41,315
Structured Notes Debt	—	6,407	—	6,407

Total	$74,245	$453,891	$—	$528,136

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—98.6%
Australia—2.5%
QBE Insurance Group, Ltd.	325,367	$3,959
Westpac Banking Corp. ^	217,480	4,883
Bermuda—1.8%
Li & Fung, Ltd.	2,830,000	6,182
Brazil—1.8%
BM&FBovespa SA	563,800	3,546
Tim Participacoes SA ADR	102,560	2,959
Canada—2.4%
Canadian National Railway Co.	109,743	8,277
Czech Republic—1.0%
Komercni Banka AS ^	17,293	3,304
France—12.2%
Air Liquide SA	51,871	6,529
Dassault Systemes SA ^	21,596	1,790
Groupe Danone SA	106,079	6,547
Legrand SA	105,516	3,640
LVMH Moet Hennessy Louis Vuitton SA	54,345	8,787
Pernod-Ricard SA	62,658	6,015
Schneider Electric SA	135,762	8,431
Germany—11.4%
Bayer AG	88,236	6,179
Beiersdorf AG	125,046	7,508
Deutsche Boerse AG ‡	44,706	2,631
Linde AG	81,291	12,897
Merck KGaA	35,718	3,726
SAP AG	102,941	6,220
Hong Kong—2.2%
AIA Group, Ltd.	872,800	2,920
China Unicom, Ltd.	1,436,000	2,644
CNOOC, Ltd.	909,000	1,861
India—2.3%
ICICI Bank, Ltd. ADR	152,260	5,513
Infosys, Ltd. ADR ^	41,870	2,302
Japan—12.3%
Canon, Inc.	112,100	4,839
Denso Corp.	167,300	4,972
Fanuc Corp.	28,800	4,840
Honda Motor Co., Ltd.	122,600	4,288
Hoya Corp.	175,500	3,721
INPEX Corp.	947	6,461
Lawson, Inc. ^	97,800	5,941
Shin-Etsu Chemical Co., Ltd.	140,200	7,284
Jersey, Channel Islands—1.8%
WPP PLC	522,512	6,138
Korea, Republic of—1.9%
Samsung Electronics Co., Ltd.	6,677	6,579
Netherlands—8.3%
Akzo Nobel NV	99,227	5,162
Heineken NV	196,758	9,091
ING Groep NV ‡	822,969	7,491
Randstad Holding NV	150,572	5,134
Wolters Kluwer NV	87,797	1,592
Singapore—0.7%
Keppel Corp., Ltd.	129,700	1,119
Singapore Telecommunications, Ltd.	572,150	1,410
South Africa—0.9%
MTN Group, Ltd. ^	173,479	2,954
Spain—3.0%
Amadeus IT Holding SA—Class A ^	276,267	4,734
Banco Santander SA	547,060	4,258
Red Electrica Corp. SA	29,710	1,367
Sweden—0.5%
Hennes & Mauritz AB—Class B	54,390	1,781
Switzerland—10.4%
Cie Financiere Richemont SA	39,346	2,227

	Shares	Value (000’s)
Switzerland (continued)
Givaudan SA ‡	1,189	$1,110
Julius Baer Group, Ltd. ‡	144,613	5,876
Nestle SA	185,512	10,631
Roche Holding AG	40,822	6,910
Sonova Holding AG ‡	21,135	2,160
Swiss Re AG A	29,437	1,597
UBS AG ‡	362,185	4,930
Taiwan—2.9%
High Tech Computer Corp.	97,700	1,603
Hon Hai Precision Industry Co., Ltd.	903,300	2,909
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	380,871	5,363
United Kingdom—17.8%
Barclays PLC	642,504	2,152
BG Group PLC	123,718	2,778
Burberry Group PLC	90,767	1,919
Compass Group PLC	746,310	6,927
Diageo PLC	378,012	8,351
Hays PLC	1,275,997	1,435
HSBC Holdings PLC	1,237,488	10,329
Reckitt Benckiser Group PLC	95,701	5,091
Rio Tinto PLC	85,650	5,136
Royal Dutch Shell PLC—Class A	171,026	6,038
Smiths Group PLC	190,700	2,885
Standard Chartered PLC	254,096	6,142
Tesco PLC	315,116	1,587
United States—0.5%
Synthes, Inc.—144A	11,020	1,877

Total Common Stocks (cost $340,296)		338,369

SECURITIES LENDING COLLATERAL—5.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	18,166,557	18,167
Total Securities Lending Collateral (cost $18,167)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.4%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012 to be repurchased at $4,644 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $4,741.	$4,644	4,644
Total Repurchase Agreement (cost $4,644)

Total Investment Securities (cost $363,107) P		361,180
Other Assets and Liabilities—Net		(18,253)

Net Assets		$342,927

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	10.1%	$36,582
Chemicals	9 .1	32,983
Beverages	6 .5	23,457
Food Products	4 .8	17,178
Oil, Gas & Consumable Fuels	4 .8	17,138
Pharmaceuticals	4 .7	16,815
Diversified Financial Services	3 .8	13,668
Textiles, Apparel & Luxury Goods	3 .6	12,933
Electrical Equipment	3 .3	12,071
Semiconductors & Semiconductor Equipment	3 .3	11,942
Capital Markets	3 .0	10,806
Insurance	2 .4	8,476
Road & Rail	2 .3	8,277
Software	2 .2	8,010
Media	2 .1	7,730
Food & Staples Retailing	2 .1	7,528
Personal Products	2 .1	7,508
IT Services	2 .0	7,036
Hotels, Restaurants & Leisure	1 .9	6,927
Electronic Equipment & Instruments	1 .8	6,630
Professional Services	1 .8	6,569
Distributors	1 .7	6,182
Wireless Telecommunication Services	1 .6	5,913
Metals & Mining	1 .4	5,135
Household Products	1 .4	5,091
Auto Components	1 .4	4,972
Machinery	1 .3	4,840
Office Electronics	1 .3	4,839
Automobiles	1 .2	4,288
Diversified Telecommunication Services	1 .1	4,054
Health Care Equipment & Supplies	1 .1	4,037
Industrial Conglomerates	1 .1	4,004
Specialty Retail	0 .5	1,781
Communications Equipment	0 .5	1,603
Electric Utilities	0 .4	1,366

Investment Securities, at Value	93.7	338,369
Short-Term Investments	6 .3	22,811

Total Investments	100.0%	$361,180

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $17,340.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $363,107. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,465 and $27,392, respectively. Net unrealized depreciation for tax purposes is $1,927.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $1,877, or 0.55%, of the fund’s net assets.

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$22,841	$315,528	$—	$338,369
Repurchase Agreement	—	4,644	—	4,644
Securities Lending Collateral	18,167	—	—	18,167

Total	$41,008	$320,172	$—	$361,180

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Capital Growth

SCHEDULE OF INVESTMENTS

At January, 31 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK—0.7%
Automobiles - 0.7%
Better Place, Inc.—Series C ‡ § Δ	1,099,962	$4,994
Total Preferred Stock (cost $4,994)

COMMON STOCKS—90.5%
Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc.	292,918	13,079
Capital Markets—1.3%
Charles Schwab Corp.	626,735	7,302
Goldman Sachs Group, Inc.	16,884	1,882
Chemicals—3.2%
Monsanto Co.	270,591	22,202
Commercial Services & Supplies—3.0%
Edenred	863,372	20,960
Communications Equipment—3.7%
Motorola Solutions, Inc.	553,716	25,698
Computers & Peripherals—9.6%
Apple, Inc. ‡	146,286	66,777
Distributors—2.1%
Li & Fung, Ltd.	6,718,000	14,674
Diversified Financial Services—7.0%
Bank of America Corp.	254,681	1,816
BM&FBovespa SA	2,074,552	13,049
Citigroup, Inc.	64,333	1,976
CME Group, Inc.—Class A	37,180	8,905
Leucadia National Corp.	457,201	12,692
MSCI, Inc.—Class A ‡	316,851	10,323
Electrical Equipment—0.7%
First Solar, Inc. ‡ ^	118,629	5,016
Food Products—2.9%
Mead Johnson Nutrition Co.—Class A	272,540	20,192
Health Care Equipment & Supplies—3.3%
Intuitive Surgical, Inc. ‡	50,401	23,180
Hotels, Restaurants & Leisure—4.6%
Las Vegas Sands Corp. ‡	218,045	10,708
Starbucks Corp.	217,390	10,420
Yum! Brands, Inc.	168,307	10,659
Insurance—0.3%
American International Group, Inc. ‡	72,421	1,818
Internet & Catalog Retail—11.9%
Amazon.com, Inc. ‡	271,155	52,724
Groupon, Inc. ‡ ^	421,404	8,592
NetFlix, Inc. ‡	77,740	9,344
priceline.com, Inc. ‡	22,474	11,900
Internet Software & Services—12.7%
Baidu, Inc. ADR ‡	170,458	21,737
eBay, Inc. ‡	399,561	12,626
Google, Inc.—Class A ‡	66,206	38,406
LinkedIn Corp.—Class A ‡ ^	105,637	7,622
Yandex NV—Class A ‡ ^	367,231	7,480
Life Sciences Tools & Services—2.2%
Illumina, Inc. ‡ ^	300,053	15,531
Media—3.2%
McGraw-Hill Cos., Inc.	240,507	11,063
Naspers, Ltd.—Class N	227,189	11,381
Metals & Mining—1.3%
Molycorp, Inc. ‡ ^	294,672	9,129
Oil, Gas & Consumable Fuels—2.5%
Range Resources Corp.	136,018	7,824
Ultra Petroleum Corp. ‡	401,481	9,647
Pharmaceuticals—1.7%
Valeant Pharmaceuticals International, Inc. ‡	250,609	12,152
Real Estate Management & Development—3.5%
Brookfield Asset Management, Inc.—Class A ^	806,938	24,587

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment—2.0%
ARM Holdings PLC ADR ^	402,329	$11,619
NVIDIA Corp. ‡	141,771	2,094
Software—4.0%
Salesforce.com, Inc. ‡	131,729	15,387
VMware, Inc.—Class A ‡	70,430	6,428
Zynga, Inc.—Class A ‡ ^	578,904	6,078
Trading Companies & Distributors—1.9%
Fastenal Co. ^	285,842	13,343

Total Common Stocks (cost $598,652)		630,022

SECURITIES LENDING COLLATERAL—8.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	56,209,025	56,209
Total Securities Lending Collateral (cost $56,209)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—6.5%
State Street Bank & Trust Co. 0.03% , dated 01.31.2012, to be repurchased at $45,342 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 05/15/2039—08/15/2039, and with a total value of $46,250.	$45,342	45,342
Total Repurchase Agreement (cost $45,342)

Total investment Securities (cost $705,197) P		736,567
Other Assets and Liabilities—Net		(40,429)

Net Assets		$696,138

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $4,994, or 0.72%, of the fund’s net assets.
§	Illiquid. This security had a value of $4,994, or 0.72%, of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $54,894.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $705,197. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,606 and $22,236, respectively. Net unrealized appreciation for tax purposes is $31,370.
Δ	Restricted Security. At 01/31/2012, the fund owned the following security (representing 0.72% of the fund’s net assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost	Value	Price*
Better Place, Inc.—Series C	11/11/2011	1,099,962	$4,994	$4,994	$4.54

*	Amount not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$578,582	$51,440	$—	$630,022
Preferred Stocks	—	—	4,994	4,994
Repurchase Agreement	—	45,342	—	45,342
Securities Lending Collateral	56,209	—	—	56,209
Total	$634,791	$96,782	$4,994	$736,567

Level 3 Rollforward—Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation / (Depreciation) f	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 ƒ
Preferred Stocks	$—	$4,994	$—	$—	$—	$—	$—	$—	$4,994	$—

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS—62.1%
Argentina—3.5%
Argentina Boden Bonds 7.00%, 10/03/2015	$11,284	$10,811
Belarus—0.4%
Republic of Belarus
8.75%, 08/03/2015—Reg S ^	830	772
8.95%, 01/26/2018—Reg S	360	331
Belize—0.1%
Republic of Belize 6.00%, 02/20/2029—Reg S	697	394
Brazil—9.0%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/2020—144A	2,970	3,267
5.50%, 07/12/2020—Reg S ^	4,300	4,730
6.37%, 06/16/2018—144A ^	478	545
6.37%, 06/16/2018—Reg S	1,300	1,482
Brazilian Government International Bond
4.88%, 01/22/2021 ^	1,270	1,429
Republic of Brazil
5.88%, 01/15/2019	1,390	1,659
7.13%, 01/20/2037	5,677	7,724
8.00%, 01/15/2018	1,221	1,459
8.88%, 10/14/2019	3,623	5,099
Chile—1.4%
Republic of Chile
5.50%, 08/05/2020	CLP2,104,500	4,441
Colombia—4.0%
Colombia Government International Bond
4.38%, 07/12/2021	$2,670	2,870
6.13%, 01/18/2041 ^	2,400	2,880
Republic of Colombia
7.38%, 03/18/2019	260	330
11.75%, 02/25/2020	2,160	3,397
12.00%, 10/22/2015	COP4,200,000	2,949
Croatia—0.5%
Republic of Croatia
6.63%, 07/14/2020—144A ^	$1,630	1,540
Dominican Republic—0.3%
Republic of The Dominican Republic
7.50%, 05/06/2021—144A	720	735
9.04%, 01/23/2018—Reg S	383	420
Ecuador—1.0%
Republic of Ecuador
9.38%, 12/15/2015—Reg S	2,870	2,920
Ghana—0.9%
Republic of Ghana
8.50%, 10/04/2017—144A	2,396	2,648
Hungary—0.6%
Hungary Government International Bond
6.38%, 03/29/2021 ^	1,210	1,119
7.63%, 03/29/2041	540	499
Indonesia—0.9%
Republic of Indonesia
6.88%, 01/17/2018—144A	740	879
7.75%, 01/17/2038—144A	584	796
7.75%, 01/17/2038—Reg S	670	913
Ivory Coast—0.3%
Republic of The Ivory Coast
2.45%, 12/31/2032—Reg S ‡	1,659	954

	Principal (000’s)	Value (000’s)
Lithuania—1.2%
Lithuania Government International Bond
6.63%, 02/01/2022—144A	$990	$1,004
Republic of Lithuania
6.13%, 03/09/2021—144A	550	543
6.75%, 01/15/2015—144A	710	749
7.38%, 02/11/2020—Reg S ^	1,370	1,474
Malaysia—1.0%
Republic of Malaysia
3.21%, 05/31/2013	MYR9,280	3,064
Mexico—5.4%
United Mexican States
5.95%, 03/19/2019	$860	1,023
6.05%, 01/11/2040	2,750	3,325
6.75%, 09/27/2034	4,657	6,031
8.00%, 06/11/2020	MXN70,490	6,213
Namibia—0.4%
Namibia International Bonds
5.50%, 11/03/2021—144A ^	$1,140	1,169
Pakistan—0.2%
Republic of Pakistan
6.88%, 06/01/2017—Reg S	889	613
Panama—2.1%
Republic of Panama
5.20%, 01/30/2020	2,480	2,819
8.88%, 09/30/2027	1,694	2,524
9.38%, 04/01/2029	700	1,106
Peru—1.9%
Peruvian Government International Bond
5.63%, 11/18/2050	1,750	1,883
Republic of Peru
7.35%, 07/21/2025	10	13
8.75%, 11/21/2033	2,631	4,012
Philippines—4.9%
Republic of The Philippines
4.00%, 01/15/2021 ^	9,693	9,959
8.38%, 06/17/2019	1,841	2,425
9.50%, 02/02/2030	1,796	2,800
Poland—0.3%
Poland Government International Bond
5.00%, 03/23/2022	860	872
Romania—0.7%
Romanian Government International Bond
6.75%, 02/07/2022—144A	2,020	2,002
Russian Federation—4.5%
Russian Federation
5.00%, 04/29/2020—Reg S	5,500	5,803
12.75%, 06/24/2028—Reg S	4,470	7,845
Senegal—0.2%
Republic of Senegal
8.75%, 05/13/2021—144A	470	466
South Africa—1.3%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021—144A	3,754	3,923
Sri Lanka—0.4%
Republic of Sri Lanka
6.25%, 10/04/2020—144A	680	678
6.25%, 10/04/2020—Reg S ^	693	691
Turkey—5.0%
Export Credit Bank of Turkey
5.38%, 11/04/2016—144A	865	856
Republic of Turkey
6.88%, 03/17/2036	4,584	4,756

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Turkey (continued)
Republic of Turkey (continued)
7.00%, 03/11/2019	$4,170	$4,618
7.50%, 11/07/2019	3,980	4,517
8.00%, 02/14/2034	390	457
Ukraine—4.2%
Republic of Ukraine
6.58%, 11/21/2016—Reg S	3,882	3,406
7.75%, 09/23/2020—144A ^	1,780	1,558
7.75%, 09/23/2020—Reg S ^	9,200	8,050
Uruguay—0.4%
Republic of Uruguay
8.00%, 11/18/2022	953	1,298
Venezuela—5.1%
Republic of Venezuela
6.00%, 12/09/2020—Reg S	1,940	1,276
7.65%, 04/21/2025	4,700	3,196
9.00%, 05/07/2023—Reg S	2,110	1,583
9.25%, 09/15/2027 ^	12,837	9,917

Total Foreign Government Obligations (cost $178,446)		190,509

CORPORATE DEBT SECURITIES—29.8%
Brazil—0.8%
Centrais Eletricas Brasileiras SA
5.75%, 10/27/2021—144A	2,450	2,577
Cayman Islands—2.4%
Banco Safra Cayman Islands, Ltd.
6.75%, 01/27/2021—144A	1,440	1,537
6.75%, 01/27/2021—Reg S	890	950
Odebrecht Finance, Ltd.
6.00%, 04/05/2023—144A ^	4,970	5,003
Chile—0.4%
Banco Santander Chile
6.50%, 09/22/2020—Reg S	CLP625,000	1,252
Ireland—1.3%
Metalloinvest Finance, Ltd.
6.50%, 07/21/2016—144A	$1,450	1,383
Novatek Finance, Ltd.
6.60%, 02/03/2021—144A	1,070	1,122
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
7.75%, 02/02/2021—144A	1,480	1,428
Kazakhstan—3.7%
Development Bank of Kazakhstan JSC
5.50%, 12/20/2015—144A ^	1,280	1,283
KazMunayGas National Co.
6.38%, 04/09/2021—144A	2,550	2,684
6.38%, 04/09/2021—Reg S	1,500	1,579
9.13%, 07/02/2018—Reg S	550	671
9.13%, 07/02/2018—144A	4,370	5,282
Luxembourg—3.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017—144A	1,527	1,594
6.30%, 05/15/2017—Reg S	1,500	1,566
7.18%, 05/16/2013—144A	4,130	4,343
7.18%, 05/16/2013—Reg S	450	473
7.75%, 05/29/2018—Reg S	1,600	1,780
Mexico—5.4%
Cemex SAB de CV
9.00%, 01/11/2018—144A ^	2,020	1,757
9.00%, 01/11/2018—Reg S	340	296

	Principal (000’s)	Value (000’s)
Mexico (continued)
Petroleos Mexicanos
4.88%, 01/24/2022—144A ^	$2,080	$2,146
5.50%, 01/21/2021 ^	8,740	9,461
8.00%, 05/03/2019 ^	2,097	2,621
Netherlands—4.6%
Intergas Finance BV
6.38%, 05/14/2017—Reg S	900	950
Majapahit Holding BV
7.75%, 01/20/2020—Reg S ^	9,940	11,779
VimpelCom Holdings BV
7.50%, 03/01/2022—144A	1,200	1,128
United States—2.9%
Pemex Project Funding Master Trust
6.63%, 06/15/2035—06/15/2038	5,173	5,807
8.63%, 12/01/2023	1,750	2,223
Reliance Holdings USA, Inc.
6.25%, 10/19/2040—144A	850	800
Venezuela—5.1%
Petroleos de Venezuela SA
8.50%, 11/02/2017—Reg S	19,820	15,708

Total Corporate Debt Securities (cost $87,351)		91,183

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—8.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	26,957,191	26,957
Total Securities Lending Collateral (cost $26,957)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—8.2%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $25,141 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038—05/15/2039, and with a total value of $25,646.	$25,141	25,141
Total Repurchase Agreement (cost $25,141)

Total Investment Securities (cost $317,895) P		333,790
Other Assets and Liabilities—Net		(27,322)

Net Assets		$306,468

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Percentage of	Value
INVESTMENTS BY INDUSTRY:	Total Investments	(000’s)
Foreign Government Obligation	57 .1%	$190,509
Oil, Gas & Consumable Fuels	15 .0	50,104
Commercial Banks	4 .4	14,778
Electric Utilities	4 .3	14,356
Construction & Engineering	1 .5	5,003
Wireless Telecommunication Services	0 .8	2,556
Construction Materials	0 .6	2,053
Diversified Financial Services	0 .4	1,383
Gas Utilities	0 .3	950

Investment Securities, at Value	84 .4	281,692
Short-Term Investments	15 .6	52,098

Total Investments	100 .0%	$333,790

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
10-Year U.S. Treasury Note	Long	136	03/21/2012	$311

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $26,418.
‡	Non-income producing security.
In default.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $317,895. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,496 and $3,601, respectively. Net unrealized appreciation for tax purposes is $15,895.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $57,425, or 18.74%, of the fund’s net assets.

JSC	Joint Stock Company

OJSC	Open Joint Stock Company

CURRENCY ABBREVIATIONS:

CLP	Chilean Peso
COP	Columbian Peso
MXN	Mexican Peso
MYR	Malaysian Riggit

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Corporate Debt Securities	$—	$91,183	$—	$91,183
Foreign Government Obligations	—	190,509	—	190,509
Repurchase Agreement	—	25,141	—	25,141
Securities Lending Collateral	26,957	—	—	26,957

Total	$26,957	$306,833	$—	$333,790

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts—Appreciation	$311	$—	$—	$311

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other Financial Instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—1.2%
Automobiles - 0.7%
Better Place, Inc.—Series C ‡ § Δ	581,653	$2,641
Internet Software & Services—0.3%
Peixe Urbano, Inc. ‡ § Δ	28,684	944
Software—0.2%
Workday, Inc. ‡ § Δ	40,043	531

Total Preferred Stocks (cost $4,116)		4,116

COMMON STOCKS—98.6%
Air Freight & Logistics—3.1%
CH Robinson Worldwide, Inc.	47,688	3,283
Expeditors International of Washington, Inc.	159,004	7,099
Capital Markets—0.8%
Greenhill & Co., Inc. ^	61,017	2,841
Chemicals—3.0%
Intrepid Potash, Inc. ‡	177,302	4,236
Rockwood Holdings, Inc. ‡	114,611	5,788
Commercial Services & Supplies—5.9%
Covanta Holding Corp.	259,438	3,707
Edenred	447,572	10,866
Stericycle, Inc. ‡^	65,443	5,499
Communications Equipment—4.4%
Motorola Solutions, Inc.	322,244	14,955
Construction Materials—1.2%
Martin Marietta Materials, Inc.^	50,470	4,164
Diversified Consumer Services—4.1%
New Oriental Education & Technology Group ADR ‡	128,094	3,051
Weight Watchers International, Inc.^	140,721	10,713
Diversified Financial Services—5.6%
IntercontinentalExchange, Inc. ‡	41,212	4,718
Leucadia National Corp.	191,147	5,306
MSCI, Inc.—Class A ‡	270,610	8,817
Electric Utilities—1.7%
Brookfield Infrastructure Partners, LP	197,622	5,765
Electrical Equipment—0.7%
First Solar, Inc. ‡^	59,784	2,528
Food & Staples Retailing—0.9%
Sun Art Retail Group, Ltd. ‡	2,368,500	2,883
Food Products—2.8%
Mead Johnson Nutrition Co.—Class A	129,231	9,575
Health Care Equipment & Supplies—5.6%
IDEXX Laboratories, Inc. ‡ ^	67,199	5,684
Intuitive Surgical, Inc. ‡	28,775	13,234
Health Care Technology—1.0%
Athenahealth, Inc. ‡ ^	59,468	3,460
Hotels, Restaurants & Leisure—2.1%
Ctrip.com International, Ltd. ADR ‡^	119,219	2,986
Dunkin’ Brands Group, Inc. ‡	147,113	4,068
Internet & Catalog Retail—4.0%
Groupon, Inc. ‡^	366,968	7,483
NetFlix, Inc. ‡	48,739	5,858
Internet Software & Services—8.0%
Akamai Technologies, Inc. ‡	179,628	5,793
Alibaba.com, Ltd. ‡	1,798,500	1,939
LinkedIn Corp.—Class A ‡^	86,413	6,235
Mercadolibre, Inc.^	30,374	2,655
Yandex NV—Class A ‡	325,042	6,620
Youku, Inc.ADR ‡^	163,678	3,501
IT Services—1.6%
Gartner, Inc. ‡	145,054	5,499
Life Sciences Tools & Services—3.9%
Illumina, Inc. ‡^	166,991	8,643
Techne Corp.	67,687	4,620

	Shares	Value (000’s)
Machinery—1.5%
Schindler Holding AG	43,831	$5,090
Media—1.7%
McGraw-Hill Cos., Inc.	121,159	5,573
Metals & Mining—1.9%
Lynas Corp., Ltd. ‡^	1,311,569	1,845
Molycorp, Inc. ‡^	147,900	4,582
Multiline Retail—1.5%
Dollar Tree, Inc. ‡	59,553	5,051
Oil, Gas & Consumable Fuels—3.2%
Range Resources Corp.	116,327	6,692
Ultra Petroleum Corp. ‡	169,392	4,070
Personal Products—1.0%
Natura Cosmeticos SA	154,387	3,307
Pharmaceuticals—2.6%
Ironwood Pharmaceuticals, Inc.—Class A ‡^	181,389	2,721
Valeant Pharmaceuticals International, Inc. ‡	124,906	6,057
Professional Services—7.8%
IHS, Inc.—Class A‡	66,021	5,908
Intertek Group PLC	165,022	5,492
Qualicorp SA ‡	590,990	5,848
Verisk Analytics, Inc.—Class A ‡	228,904	9,172
Semiconductors & Semiconductor Equipment—2.2%
ARM Holdings PLC ADR	220,605	6,371
NVIDIA Corp. ‡	78,414	1,158
Software—10.3%
Citrix Systems, Inc. ‡	44,508	2,902
FactSet Research Systems, Inc.^	57,934	5,117
Nexon Co., Ltd. ‡ ^	164,200	2,402
Red Hat, Inc. ‡	95,975	4,450
Salesforce.com, Inc. ‡	59,396	6,937
Solera Holdings, Inc.	153,842	7,349
Zynga, Inc.—Class A ‡^	494,158	5,189
Trading Companies & Distributors—3.6%
Fastenal Co. ^	260,955	12,181
Wireless Telecommunication Services—0.9%
Millicom International Cellular SA	29,861	2,952

Total Common Stocks (cost $340,176)		332,488

SECURITIES LENDING COLLATERAL—15.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.32% 	51,700,726	51,701
Total Securities Lending Collateral (cost $51,701)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.4%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $1,316 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $1,343.	$1,316	1,316
Total Repurchase Agreement (cost $1,316)

Total Investment Securities (cost $397,309) P		389,621
Other Assets and Liabilities—Net		(52,249)

Net Assets		$337,372

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $4,116, or 1.22%, of the fund’s net assets.
§	Illiquid. These securities had an aggregate market value of $4,116, or 1.22%, of the fund’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $50,368.
▲	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $397,309. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,319 and $40,007, respectively. Net unrealized depreciation for tax purposes is $7,688.
Δ	Restricted Security. At 01/31/2012, the fund owned the respective securities (representing 1.22% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost	Value	Price*
Better Place, Inc.—Series C	11/11/2011	581,653	$2,641	$2,641	$4.54
Peixe Urbano, Inc.	12/02/2011	28,684	944	944	32.92
Workday, Inc.	10/12/2011	40,043	531	531	13.26
* Amount not in thousands.

DEFINITION:

ADR     American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Investment Securities	Prices	Observable Inputs	Inputs	Value at 01/31/2012
Common Stocks	$287,967	$44,521	$—	$332,488
Preferred Stocks	—	—	4,116	4,116
Repurchase Agreement	—	1,316	—	1,316
Securities Lending Collateral	51,701	—	—	51,701

Total	$339,668	$45,837	$4,116	$389,621

Level 3 Rollforward—Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts / (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) f	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 f
Preferred Stocks	$ 531	$3,585	$—	$—	$—	$—	$—	$—	$4,116	$—

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
CONVERTIBLE PREFERRED STOCK—1.1%
Automobiles—1.1%
Better Place, ‡ § Δ	666,891	$3,028
Total Convertible Preferred Stock (cost $1,667)
PREFERRED STOCKS—0.4%
Internet Software & Services—0.2%
Peixe Urbano, Inc. ‡ § Δ	22,206	731
Software—0.2%
Workday, Inc. ‡ § Δ	30,621	406

Total Preferred Stocks (cost $1,137)		1,137

COMMON STOCKS—93.7%
Air Freight & Logistics—3.0%
CH Robinson Worldwide, Inc.	37,039	2,550
Expeditors International of Washington, Inc.	122,213	5,457
Capital Markets—0.8%
Greenhill & Co., Inc.	43,646	2,032
Chemicals—2.7%
Intrepid Potash, Inc. ‡	126,772	3,029
Rockwood Holdings, Inc. ‡	83,639	4,223
Commercial Services & Supplies—5.6%
Covanta Holding Corp.	185,501	2,651
Edenred	344,109	8,354
Stericycle, Inc. ‡	46,845	3,936
Communications Equipment—4.0%
Motorola Solutions, Inc.	230,908	10,716
Construction Materials—1.1%
Martin Marietta Materials, Inc.	36,127	2,981
Diversified Consumer Services—4.0%
New Oriental Education & Technology Group ADR ‡	99,685	2,374
Weight Watchers International, Inc.	108,747	8,279
Diversified Financial Services—5.3%
IntercontinentalExchange, Inc. ‡	31,590	3,616
Leucadia National Corp.	137,496	3,817
MSCI, Inc.—Class A ‡	206,115	6,716
Electric Utilities—1.7%
Brookfield Infrastructure Partners, LP	153,517	4,478
Electrical Equipment—0.7%
First Solar, Inc. ‡	46,337	1,959
Food & Staples Retailing—0.8%
Sun Art Retail Group, Ltd. ‡	1,843,000	2,243
Food Products—2.6%
Mead Johnson Nutrition Co.—Class A	92,837	6,878
Health Care Equipment & Supplies—5.2%
IDEXX Laboratories, Inc. ‡	52,093	4,407
Intuitive Surgical, Inc. ‡	20,597	9,472
Health Care Technology—1.0%
Athenahealth, Inc. ‡	46,141	2,684
Hotels, Restaurants & Leisure—2.0%
Ctrip.com International, Ltd. ADR ‡	92,686	2,322
Dunkin’ Brands Group, Inc. ‡	112,137	3,100
Internet & Catalog Retail—4.0%
Groupon, Inc. ‡	36,852	751
Groupon, Inc.—Class A ‡ § Δ	291,388	5,545
NetFlix, Inc. ‡	34,888	4,194
Internet Software & Services—7.8%
Akamai Technologies, Inc. ‡	135,242	4,362
Alibaba.com, Ltd. ‡	1,280,200	1,380
LinkedIn Corp.—Class A ‡	68,041	4,910
Mercadolibre, Inc.	23,483	2,052
Yandex NV—Class A ‡	251,216	5,118
Youku, Inc. ADR ‡	126,342	2,702
IT Services—1.5%
Gartner, Inc. ‡	104,596	3,965

		Value
	Shares	(000’s)
Life Sciences Tools & Services — 3.6%
Illumina, Inc. ‡	119,533	$6,187
Techne Corp.	48,575	3,315
Machinery—1.5%
Schindler Holding AG	34,102	3,960
Media—1.6%
McGraw-Hill Cos., Inc.	94,012	4,325
Metals & Mining—1.7%
Lynas Corp., Ltd. ‡	945,375	1,330
Molycorp, Inc. ‡	105,867	3,280
Multiline Retail—1.5%
Dollar Tree, Inc. ‡	46,254	3,923
Oil, Gas & Consumable Fuels—2.9%
Range Resources Corp.	83,267	4,789
Ultra Petroleum Corp. ‡	121,126	2,911
Personal Products—1.0%
Natura Cosmeticos SA	118,678	2,542
Pharmaceuticals—2.5%
Ironwood Pharmaceuticals, Inc.—Class A ‡	139,199	2,088
Valeant Pharmaceuticals International, Inc. ‡	96,490	4,679
Professional Services—7.5%
IHS, Inc.—Class A ‡	47,380	4,240
Intertek Group PLC	128,393	4,273
Qualicorp SA ‡	439,639	4,351
Verisk Analytics, Inc.—Class A ‡	166,307	6,663
Semiconductors & Semiconductor Equipment—2.0%
ARM Holdings PLC ADR	157,910	4,560
NVIDIA Corp. ‡	56,129	829
Software—9.6%
Citrix Systems, Inc. ‡	31,859	2,078
FactSet Research Systems, Inc.	41,811	3,693
Nexon Co., Ltd. ‡	127,118	1,860
Red Hat, Inc. ‡	74,542	3,457
Salesforce.com, Inc. ‡	42,516	4,966
Solera Holdings, Inc.	110,121	5,259
Zynga—Class B ‡ § Δ	158,524	1,525
Zynga, Inc.—Class A ‡	224,338	2,356
Trading Companies & Distributors—3.6%
Fastenal Co.	202,109	9,434
Wireless Telecommunication Services—0.9%
Millicom International Cellular SA	23,232	2,297

Total Common Stocks (cost $204,750)		248,423

	Principal	Value
	(000’s)	(000’s	)
REPURCHASE AGREEMENT—4.8%
State Street Bank & Trust Co. 0.03% ▲, dated 01/31/2012, to be repurchased at $12,839 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%,due 11/25/2040,and with a value of $13,097	$12,839	12,839
Total Repurchase Agreement (cost $12,839)

Total Investment Securities (cost $220,393)		265,427
Other Assets and Liabilities—Net		(43)

Net Assets		$265,384

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $11,235, or 4.23%, of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. These securities had an aggregate market value of $11,235, or 4.23%, of the fund’s net assets.
▲	Rate shown reflects the yield at 01/31/2012.
Δ	Restricted Security. At 01/31/2012, the fund owned the respective securities (representing 4.23% of net assets) that were restricted as to public resale.

Description	Date of Acquisition	Shares*	Cost	Market Value	Price *
Better Place	01/25/2010	666,891	$1,667	$3,028	$4.54
Peixe Urbano, Inc.	12/02/2011	22,206	731	731	32.92
Workday, Inc.	10/12/2011	30,621	406	406	13.26
Groupon, Inc. — Class A	12/16/2010	291,388	2,301	5,545	19.03
Zynga - Class B	02/17/2011	158,524	2,224	1,525	9.62

*	Amount not in thousands.

P	Aggregate cost for federal income tax purposes is $220,393. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61,223 and $16,189, respectively. Net unrealized appreciation for tax purposes is $45,034.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$207,358	$33,995	$7,070	$248,423
Convertible Preferred Stocks	—	—	3,028	3,028
Preferred Stocks	—	—	1,137	1,137
Repurchase Agreement	—	12,839	—	12,839

Total	$207,358	$46,834	$11,235	$265,427

Level 3 Rollforward—Investment

Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 ƒ
Common Stocks	$4,458	$2,224	$—	$—	$—	$388	$—	$—	$7,070	$388
Convertible Preferred Stocks	1,667	—	—	—	—	1,361	—	—	3,028	1,361
Preferred Stocks	2,630	731	(2,224)	—	—	—	—	—	1,137	–
Total	$8,755	$2,955	$(2,224)	$—	$—	$1,749	$—	$—	$11,235	$1,749

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Small Company Growth

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
CONVERTIBLE PREFERRED STOCK—0.7%
Automobiles—0.7%
Better Place ‡ § Δ	347,133	$1,576
Total Convertible Preferred Stock (cost $868)
PREFERRED STOCKS—2.1%
Internet Software & Services—1.9%
Peixe Urbano, Inc. ‡ § Δ	15,034	495
Twitter, Inc.—Series E ‡ § Δ	198,284	3,191
Xoom, Inc.—Series F ‡ § Δ	264,130	607
IT Services—0.1%
Ning, Inc. ‡ § Δ	108,208	266
Software—0.1%
Workday, Inc. ‡ § Δ	20,219	268

Total Preferred Stocks (cost $2,821)		4,827

COMMON STOCKS—91.2%
Biotechnology—0.8%
Abcam PLC	357,293	1,886
Capital Markets—4.3%
CETIP SA—Balcao Organizado de Ativos e
Derivativos	117,642	1,815
Financial Engines, Inc. ‡^	152,378	3,649
Greenhill & Co., Inc. ^	95,204	4,433
Chemicals—4.1%
Intrepid Potash, Inc. ‡^	113,678	2,716
Rockwood Holdings, Inc. ‡^	133,336	6,733
Commercial Services & Supplies—1.1%
Covanta Holding Corp.	177,998	2,544
Construction Materials—1.7%
Eagle Materials, Inc. ^	131,717	3,874
Diversified Financial Services—0.4%
Pico Holdings, Inc. ‡ ^	38,886	858
Diversified Telecommunication Services—0.9%
Cogent Communications Group, Inc. ‡ ^	132,477	2,019
Electric Utilities—4.8%
Brookfield Infrastructure Partners, LP	377,643	11,016
Prime AET&D Holdings No. 1 Pty, Ltd. ‡ § Δ	737,572	♦
Health Care Equipment & Supplies—1.9%
Gen-Probe, Inc. ‡^	52,601	3,521
Zeltiq Aesthetics, Inc. ‡^	74,621	895
Health Care Providers & Services—4.7%
Accretive Health, Inc. ‡^	129,953	3,487
Castlight Health, Inc. ‡ § Δ	193,841	797
HMS Holdings Corp. ‡ ^	182,469	6,022
LCA-Vision, Inc. ‡ ^	105,434	536
Health Care Technology—3.3%
Athenahealth, Inc. ‡^	131,504	7,651
Hotels, Restaurants & Leisure—7.3%
Country Style Cooking Restaurant Chain Co.,
Ltd. ADR ‡^	115,599	1,199
Dunkin’ Brands Group, Inc. ‡^	111,124	3,073
PF Chang’s China Bistro, Inc.^	210,857	6,865
Vail Resorts, Inc.^	127,446	5,558
Household Durables—2.3%
Brookfield Incorporacoes SA	670,534	2,356
iRobot Corp. ‡ ^	86,498	2,858
Insurance—2.1%
Greenlight Capital Re, Ltd.—Class A ‡^	191,635	4,919
Internet & Catalog Retail—5.3%
Blue Nile, Inc. ‡^	132,174	5,333
MakeMyTrip, Ltd. ‡^	151,865	3,573
Ocado Group PLC ‡^	1,260,095	1,730
Shutterfly, Inc. ‡^	67,496	1,601
Internet Software & Services—13.0%
Ancestry.com, Inc. ‡^	78,490	2,323
Angie’s List, Inc. ‡^	219,500	3,240
Bankrate, Inc. ‡^	201,119	4,704

		Value
	Shares	(000’s)
Internet Software & Services (continued)
Mercadolibre, Inc. ^	64,707	$5,656
Opentable, Inc. ‡^	110,974	5,346
Sohu.com, Inc. ‡^	41,200	2,456
VistaPrint NV ‡^	72,415	2,591
Youku, Inc. ADR ‡^	106,675	2,282
Youku.com, Inc.—Class A ‡ § Δ	10	♦
Zillow, Inc.—Class A ‡	32,772	966
Leisure Equipment & Products—1.3%
Universal Entertainment Corp.	109,400	2,928
Life Sciences Tools & Services—3.4%
Techne Corp.	115,455	7,880
Media—3.1%
Lakes Entertainment, Inc. ‡^	94,873	194
Lamar Advertising Co.—Class A ‡^	167,748	4,799
Pandora Media, Inc. ‡^	155,108	2,046
Metals & Mining—3.5%
Lynas Corp., Ltd. ‡^	5,679,314	7,989
Oil, Gas & Consumable Fuels—1.6%
Oasis Petroleum, Inc. ‡^	106,373	3,589
Pharmaceuticals—1.4%
Ironwood Pharmaceuticals, Inc.—Class A ‡^	207,255	3,109
Professional Services—10.5%
Advisory Board Co. ‡^	137,402	10,481
Corporate Executive Board Co.	172,540	6,786
CoStar Group, Inc. ‡^	118,010	6,688
Semiconductors & Semiconductor Equipment—1.8%
Tessera Technologies, Inc. ‡^	208,453	4,127
Software—4.9%
Netsuite, Inc. ‡^	166,735	6,983
Solera Holdings, Inc. ^	90,100	4,304
Specialty Retail—0.4%
Citi Trends, Inc. ‡^	106,880	964
Transportation Infrastructure—1.3%
LLX Logistica SA ‡	1,511,448	3,088

Total Common Stocks (cost $171,122)		209,036

SECURITIES LENDING COLLATERAL—25.6%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32%	58,694,904	58,695
Total Securities Lending Collateral (cost $58,695)
	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—5.9%
State Street Bank & Trust Co.
0.03%  , dated 01/31/2012, to be repurchased at $13,458 on 02/01/2012.
Collateralized by a U.S. Government Agency
Obligation, 4.00%, due 05/15/2039, and with a value of $13,730.	$13,458	13,458
Total Repurchase Agreement (cost $13,458)

Total Investment Securities (cost $246,964) P		287,592
Other Assets and Liabilities—Net		(58,445)

Net Assets		$229,147

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Morgan Stanley Small Company Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities have a total fair value of $6,934, or 3.03%, of the fund’s net assets.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $7,200, or 3.14%, of the fund’s net assets.

Δ	Restricted Security. At 01/31/2012, the fund owned the respective securities (representing 3.14% of net assets) that were restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost	Value	Price *
Better Place	01/25/2010	347,133	$868	$1,576	$4.54
Peixe Urbano, Inc.	12/02/2011	15,034	495	495	32.93
Twitter, Inc. – Series E	09/24/2009	198,284	528	3,191	16.09
Xoom, Inc. – Series F	02/23/2010	264,130	756	607	2.3
Ning, Inc.	03/19/2008	108,208	774	266	2.46
Workday, Inc.	10/12/2011	20,219	268	268	13.25
Prime AET&D Holdings No. 1 Pty, Ltd.	10/13/2010	737,572	♦	♦	♦
Castlight Health, Inc.	06/04/2010	193,841	797	797	4.11
Youku.com, Inc.—Class A	09/16/2010	10	♦	♦	♦

* Amount not in thousands.

^	All or a portion of this security is on loan. The value of all securities on loan is $56,980.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $246,964. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,307 and $10,679, respectively. Net unrealized appreciation for tax purposes is $40,628.
♦	Amount is less than 1.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	01/31/2012
Common Stocks	$187,542	$20,697	$797	$209,036
Convertible Preferred Stocks	—	—	1,576	1,576
Preferred Stocks	266	—	4,561	4,827
Repurchase Agreement	—	13,458	—	13,458
Securities Lending Collateral	58,695	—	—	58,695

Total	$246,503	$34,155	$6,934	$287,592

Level 3 Rollforward - Investment Securities

										Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 ƒ

						Net Change in Unrealized Appreciation/ (Depreciation) ƒ
	Beginning Balance at 10/31/2011			Accrued Discounts/ (Premiums)	Total		Transfers into Level 3	Transfers out of Level 3 j	Ending
					Realized				Balance at
Securities		Purchases	Sales		Gain/(Loss)				01/31/2012
Common Stocks	$797	$—	$—	$—	$—	$—	$—	$—	$797	$—
Convertible	868	—	—	—	—	708	—	—	1,576	708
Preferred Stocks
Preferred Stocks	4,321	495	—	—	—	11	—	(266)	4,561	11

Total	$5,986	$495	$—	$—	$—	$719	$—	$(266)	$6,934	$719

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
j	Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—3.1%
U.S. Treasury Bond
4.38%, 05/15/2040	$1,020	$1,316
4.75%, 02/15/2041	720	985
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	1,064	1,492
U.S. Treasury Note
0.25%, 01/31/2014— 01/15/2015	1,065	1,064
0.63%, 06/30/2012 g	230	231
0.75%, 01/31/2017	2,600	2,622
2.00%, 11/15/2021	340	346
3.13%, 11/15/2041 g	2,420	2,508

Total U.S. Government Obligations (cost $9,966)		10,564

U.S. GOVERNMENT AGENCY OBLIGATIONS —19.9%
Fannie Mae
3.50%, 11/01/2026 - 02/01/2027	770	811
3.92%, 10/09/2019	435	336
4.00%, 02/01/2025—12/01/2041	13,236	14,100
4.50%, 05/01/2041—06/01/2041	3,152	3,392
5.00%, 05/01/2018—07/01/2035	2,164	2,342
5.50%, 07/01/2019—11/01/2038	8,291	9,083
6.00%, 08/01/2036—12/01/2037	294	326
6.50%, 07/01/2037—10/01/2039	1,642	1,848
Fannie Mae, TBA
3.50%	1,900	1,976
4.00%	4,700	4,969
4.50%	10,200	10,899
5.00%	1,200	1,296
6.00%	4,600	5,046
Freddie Mac
3.97%, 01/25/2021 *	420	466
5.00%, 04/01/2018	57	61
5.50%, 09/01/2018—11/01/2018	66	71
Freddie Mac, TBA
5.00%	200	215
Ginnie Mae, TBA
4.00%	1,300	1,402
4.50%	2,500	2,730
5.00%	2,700	2,992
5.50%	1,200	1,340
6.00%	1,100	1,240

Total U.S. Government Agency Obligations (cost $66,118)		66,941

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Hydro Quebec
8.05%, 07/07/2024	1,900	2,828
9.40%, 02/01/2021	165	251
Indonesia Government International Bond
4.88%, 05/05/2021	200	215
Poland Government International Bond
5.13%, 04/21/2021	350	360
Republic of Brazil
7.13%, 01/20/2037	100	136
Republic of Poland
6.38%, 07/15/2019	80	90

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa
5.50%, 03/09/2020	$300	$332
Republic of Turkey
5.63%, 03/30/2021	265	266
7.00%, 03/11/2019	100	111
Russian Federation 7.50%, 03/31/2030 Reg S	534	633
Turkey Government International Bond 6.25%, 09/26/2022	200	206
United Mexican States 5.13%, 01/15/2020 ^	340	386

Total Foreign Government Obligations (cost $5,575)		5,814

MORTGAGE-BACKED SECURITIES—6.1%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048—144A *	1,060	1,093
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037—144A	910	967
Series 2007-1A, Class C
5.62%, 04/15/2037—144A	1,080	1,141
Banc of America Large Loan, Inc.
Series 2010-UB4, Class A4A
5.03%, 12/20/2041—144A *	315	332
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.25%, 05/26/2037—144A *	167	169
Series 2009-RR6, Class 2A1
5.18%, 08/26/2035—144A *	398	359
Series 2009-RR10, Class 2A1
2.82%, 08/26/2035—144A *	574	547
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037—144A *	292	293
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037—144A *	614	630
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036—144A *	627	648
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022—144A *	306	310
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	420	453
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	651
Series 2006-C5, Class AM
5.34%, 12/15/2039	360	353
Series 2007-C4, Class A3
5.99%, 09/15/2039 *	765	806
Series 2009-16R, Class 11A1
7.00%, 08/26/2036—144A	272	278
Series 2010-15R, Class 2A1
3.50%, 05/26/2036—144A *	398	394
Series 2010-18R, Class 3A1
4.00%, 03/26/2037—144A	416	423

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-RR1, Class 2A
5.70%, 09/15/2040—144A *	$705	$806
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049—144A *	150	168
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027—144A	450	457
Series 2010-ESHA, Class D
5.50%, 11/05/2027—144A	510	520
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.98%, 08/10/2045 *	20	22
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.98%, 12/26/2037—144A *	368	366
Series 2009-R7, Class 1A1
5.18%, 02/26/2036—144A *	573	547
Series 2009-R7, Class 4A1
2.74%, 09/26/2034—144A *	600	552
Series 2009-R7, Class 10A3
6.00%, 12/26/2036—144A	284	295
Series 2009-R7, Class 12A1
5.15%, 08/26/2036—144A *	320	315
Series 2009-R9, Class 1A1
2.54%, 08/26/2046—144A *	367	359
Series 2010-R2, Class 1A1
6.00%, 05/26/2036—144A	572	590
Series 2010-R3, Class 1A1
2.90%, 03/21/2036—144A *	378	375
Series 2010-R6, Class 1A1
4.00%, 09/26/2037—144A	247	248
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039—144A	679	703
Series 2004-LN2, Class A2
5.12%, 07/15/2041	300	320
Series 2010-C1, Class B
5.95%, 06/15/2043—144A	370	381
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.48%, 01/27/2047—144A *	319	328
Series 2010-4, Class 7A1
4.27%, 08/26/2035—144A *	444	432
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	605	583
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	225	242
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720	797

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I
Series 2007-HQ12, Class A2FL
0.54%, 04/12/2049 *	$99	$95
Series 2007-HQ12, Class A2FX
5.60%, 04/12/2049 *	190	197
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051—144A	114	114
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	230	251
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	249	249
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	477	475

Total Mortgage-Backed Securities (cost $20,237)		20,634

ASSET-BACKED SECURITIES—1.9%
AH Mortgage Advance Trust
Series SART-3, Class 1A1
2.98%, 03/13/2043—144A	210	210
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016	430	438
Series 2011-5, Class C
3.44%, 10/08/2017	200	205
CenterPoint Energy Transition Bond Co., LLC
Series 2012-1, Class A3
3.03%, 10/15/2025	365	373
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037—144A	700	702
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014—144A	880	966
Santander Drive Auto Receivables Trust
Series 2010-B, Class C
3.02%, 10/17/2016—144A	755	750
Series 2011-S1A, Class B
1.48%, 07/15/2013—144A	586	584
Series 2011-S2A, Class C
2.86%, 06/15/2017—144A	418	418
Series 2012-1, Class B
2.72%, 05/16/2016	80	80
Series 2012-1, Class C
3.78%, 11/15/2017	110	110
SLM Student Loan Trust
Series 2004-B, Class A2
0.75%, 06/15/2021 *	303	290
Series 2005-B, Class A2
0.73%, 03/15/2023 *	435	421
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026—144A	1,031	1,025

Total Asset-Backed Securities (cost $6,516)		6,572

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITIES—0.1%
Capital Markets—0.0% ¥
Credit Suisse
5.86%, 05/15/2017 *Ž	$151	$131
Commercial Banks—0.1%
ABN Amro North American Holding Preferred
Capital Repackage Trust I
6.52%, 11/08/2012—144A *Ž	218	164
Diversified Financial Services—0.0%¥
JPMorgan Chase Capital XXV—Series Y
6.80%, 10/01/2037 ^	90	91

Total Preferred Corporate Debt Securities (cost $454)		386

CORPORATE DEBT SECURITIES—11.5%
Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL900	540
Capital Markets—0.3%
Credit Suisse
5.40%, 01/14/2020	$110	111
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	185	185
5.75%, 01/24/2022 ^	625	648
Morgan Stanley
5.50%, 07/28/2021 ^	120	119
Chemicals—0.3%
CF Industries Holdings, Inc.
7.13%, 05/01/2020	410	491
Dow Chemical Co.
4.13%, 11/15/2021 ^	120	126
Lyondell Chemical Co.
11.00%, 05/01/2018	240	263
Lyondellbasell Industries NV
6.00%, 11/15/2021—144A	170	185
Commercial Banks—0.7%
Barclays Bank PLC
5.93%, 12/31/2049—144A *Ž	100	86
Capital One Capital V
10.25%, 08/15/2039	75	78
Capital One Capital VI
8.88%, 05/15/2040	225	237
CIT Group, Inc.
6.63%, 04/01/2018—144A ^	125	134
7.00%, 05/01/2017 ^	205	205
Discover Bank
7.00%, 04/15/2020	420	460
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *^	155	154
HSBC Bank Brasil SA—Banco Multiplo
4.00%, 05/11/2016—144A	610	604
HSBC Bank PLC
3.10%, 05/24/2016—144A	300	307
HSBC Holdings PLC
6.10%, 01/14/2042	105	122
Construction Materials—0.0%¥
Lafarge SA
7.13%, 07/15/2036 ^	65	61

	Principal (000’s)	Value (000’s)
Consumer Finance— 0.1%
Capital One Financial Corp.
4.75%, 07/15/2021 ^	$290	$305
Containers & Packaging—0.4%
Rexam PLC
6.75%, 06/01/2013—144A	1,121	1,183
Diversified Financial Services—2.2%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	110	114
Citigroup, Inc.
4.59%, 12/15/2015 ^	1,270	1,333
5.00%, 09/15/2014	120	123
Ford Motor Credit Co., LLC
6.63%, 08/15/2017 ^	200	224
Irish Life & Permanent PLC
3.60%, 01/14/2013—144A	990	928
JPMorgan Chase & Co.
4.63%, 05/10/2021 ^	450	466
JPMorgan Chase Bank NA
6.00%, 10/01/2017	985	1,094
Northern Rock Asset Management PLC
5.63%, 06/22/2017—144A	200	213
QHP Royalty Sub LLC
10.25%, 03/15/2015—144A	216	218
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021—144A ^	700	730
7.88%, 08/15/2019—144A ^	100	108
Swiss Re Capital I LP
6.85%, 12/31/2049—144A *Ž	240	216
WCP Wireless Site Funding LLC
4.14%, 11/15/2015—144A	1,076	1,126
WEA Finance LLC
4.63%, 05/10/2021—144A ^	135	143
Woodside Finance, Ltd.
4.60%, 05/10/2021—144A ^	90	93
Diversified Telecommunication Services—0.6%
America Movil SAB de CV
2.38%, 09/08/2016 ^	300	304
AT&T, Inc.
5.35%, 09/01/2040	175	195
Level 3 Financing, Inc.
8.13%, 07/01/2019—144A ^	53	53
8.75%, 02/15/2017	410	427
Sprint Capital Corp.
6.88%, 11/15/2028	410	304
Telefonica Emisiones SAU
4.95%, 01/15/2015 ^	276	285
Verizon Communications, Inc.
3.50%, 11/01/2021	170	178
6.40%, 02/15/2038 ^	100	126
Electric Utilities—0.5%
Alabama Power Co.
3.95%, 06/01/2021	200	220
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117	130
8.88%, 11/15/2018	25	34
Duke Energy Carolinas LLC
4.25%, 12/15/2041	125	132

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020 ^	$500	$539
Florida Power & Light Co.
5.95%, 02/01/2038	150	197
Georgia Power Co.
3.00%, 04/15/2016	365	389
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	105	133
Energy Equipment & Services—0.2%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	255	284
Ensco PLC
4.70%, 03/15/2021 ^	205	220
Enterprise Products Operating LLC
6.13%, 10/15/2039	240	279
Food & Staples Retailing—0.0% ¥
Wal-Mart Stores, Inc.
5.63%, 04/01/2040	125	156
Food Products—0.2%
Kraft Foods, Inc.
5.38%, 02/10/2020	675	788
Health Care Equipment & Supplies—0.2%
Boston Scientific Corp.
6.25%, 11/15/2015	433	482
CareFusion Corp.
6.38%, 08/01/2019	130	153
Health Care Providers & Services—0.3%
HCA, Inc.
6.50%, 02/15/2020	108	114
7.25%, 09/15/2020	150	161
Tenet Healthcare Corp.
6.25%, 11/01/2018—144A	165	173
8.88%, 07/01/2019	410	464
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	55	58
Hotels, Restaurants & Leisure—0.5%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017 ^	410	444
International Game Technology
7.50%, 06/15/2019	430	506
MGM Resorts International
10.38%, 05/15/2014 ^	150	171
11.13%, 11/15/2017 ^	400	455
Independent Power Producers & Energy Traders—0.0%¥
Constellation Energy Group, Inc.
7.60%, 04/01/2032	50	68
Insurance—0.6%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR100	120
American International Group, Inc.
5.45%, 05/18/2017	$165	169
8.18%, 05/15/2058 * ^	25	24
AXA SA
5.25%, 04/16/2040 *	EUR100	105
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021—144A	$265	254
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019 ^	130	137

	Principal (000’s)	Value (000’s)
Insurance (continued)
Lincoln National Corp.
7.00%, 06/15/2040	$115	$134
MetLife Capital Trust IV
7.88%, 12/15/2037—144A	100	107
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	EUR100	131
Prudential Financial, Inc.
4.75%, 09/17/2015	$560	605
5.38%, 06/21/2020 ^	210	231
XL Group PLC
6.50%, 12/31/2049 * Ž	170	142
Machinery—0.0%¥
Joy Global, Inc.
5.13%, 10/15/2021	75	81
Media—0.6%
CBS Corp.
4.63%, 05/15/2018 ^	70	76
8.88%, 05/15/2019	220	290
CCH II LLC
13.50%, 11/30/2016	100	115
Clear Channel Worldwide Holdings, Inc.—Series B
9.25%, 12/15/2017 ^	240	265
COX Communications, Inc.
8.38%, 03/01/2039—144A	200	273
CSC Holdings LLC
8.50%, 04/15/2014 ^	102	113
NBCUniversal Media LLC
4.38%, 04/01/2021 ^	175	190
5.15%, 04/30/2020	175	200
Time Warner Cable, Inc.
5.50%, 09/01/2041	180	194
5.88%, 11/15/2040	200	225
Time Warner, Inc.
6.10%, 07/15/2040	100	119
Metals & Mining—0.1%
Barrick Gold Corp.
2.90%, 05/30/2016 ^	305	316
Barrick North America Finance LLC
4.40%, 05/30/2021	5	6
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021—144A	175	177
Multiline Retail—0.2%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	335	386
7.45%, 07/15/2017 ^	225	275
QVC, Inc.
7.50%, 10/01/2019—144A	145	159
Multi-Utilities—0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016 ^	235	239
Oil, Gas & Consumable Fuels—1.9%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	512	587
6.38%, 09/15/2017 ^	258	305
Chesapeake Energy Corp.
6.63%, 08/15/2020 ^	190	191

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Consol Energy, Inc.
8.00%, 04/01/2017 ^	$410	$443
El Paso Corp.
6.50%, 09/15/2020	145	158
Enterprise Products Operating LLC
6.30%, 09/15/2017	175	207
KeySpan Gas East Corp.
5.82%, 04/01/2041—144A	160	194
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018 ^	500	575
6.55%, 09/15/2040	50	57
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 ^	560	580
Marathon Petroleum Corp.
6.50%, 03/01/2041	325	361
MEG Energy Corp.
6.50%, 03/15/2021—144A	150	157
Nexen, Inc.
7.50%, 07/30/2039 ^	295	374
Peabody Energy Corp.
6.25%, 11/15/2021—144A ^	395	407
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019—144A	420	499
Plains Exploration & Production Co.
10.00%, 03/01/2016 ^	40	45
Range Resources Corp.
5.75%, 06/01/2021 ^	40	43
7.25%, 05/01/2018	300	320
Transocean, Inc.
5.05%, 12/15/2016	178	191
6.38%, 12/15/2021	100	113
6.50%, 11/15/2020 ^	150	166
Western Gas Partners, LP
5.38%, 06/01/2021 ^	315	333
Paper & Forest Products—0.1%
International Paper Co.
4.75%, 02/15/2022 ^	90	97
6.00%, 11/15/2041	155	177
7.50%, 08/15/2021	25	32
Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	70	74
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 ^	170	180
Real Estate Investment Trusts—0.2%
ERP Operating, LP
4.63%, 12/15/2021 ^	175	186
Ventas Realty, LP
4.75%, 06/01/2021 ^	120	124
Vornado Realty, LP
5.00%, 01/15/2022 ^	410	430
Real Estate Management & Development—0.1%
Realogy Corp.
7.88%, 02/15/2019—144A ^	270	250
Road & Rail—0.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	350	429

	Principal (000’s)	Value (000’s)
Software—0.1%
First Data Corp.
8.25%, 01/15/2021—144A ^	$30	$28
Oracle Corp.
5.38%, 07/15/2040	150	182
Wireless Telecommunication Services—0.6%
Crown Castle Towers LLC
6.11%, 01/15/2020—144A	545	611
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	12	13
SBA Tower Trust
5.10%, 04/15/2017—144A	1,063	1,140
Sprint Nextel Corp.
9.00%, 11/15/2018—144A ^	300	323

Total Corporate Debt Securities (cost $37,762)		38,795

	Shares	Value (000’s)
PREFERRED STOCK—0.0% ¥
Diversified Financial Services—0.0% ¥
Citigroup Capital XIII, 7.88% * ^	5,463	147
Total Preferred Stock (cost $144)
COMMON STOCKS—60.4%
Aerospace & Defense—1.2%
Honeywell International, Inc.	20,570	1,194
United Technologies Corp.	35,731	2,799
Airlines—0.1%
Southwest Airlines Co. ^	36,530	350
Auto Components—0.3%
Johnson Controls, Inc. ^	31,209	992
Automobiles—0.3%
General Motors Co. ‡ ^	43,405	1,043
Beverages—1.7%
Beam, Inc.^	2,304	121
Coca-Cola Co.	43,499	2,938
Coca-Cola Enterprises, Inc.	5,276	141
Dr. Pepper Snapple Group, Inc. ^	12,216	474
PepsiCo, Inc.	29,183	1,916
Biotechnology—1.2%
Alexion Pharmaceuticals, Inc. ‡^	4,110	315
Biogen Idec, Inc. ‡^	12,596	1,485
Celgene Corp. ‡	26,385	1,919
Onyx Pharmaceuticals, Inc. ‡ ^	2,248	92
Vertex Pharmaceuticals, Inc. ‡	6,768	250
Building Products—0.1%
Masco Corp. ^	32,827	396
Capital Markets—1.2%
Ameriprise Financial, Inc. ^	3,752	201
Bank of New York Mellon Corp. ^	20,304	409
Goldman Sachs Group, Inc. ^	9,340	1,041
Invesco, Ltd.	39,673	895
Morgan Stanley ^	32,113	599
State Street Corp. ^	19,067	747
Chemicals—1.4%
Air Products & Chemicals, Inc. ^	19,527	1,719
Dow Chemical Co. ^	7,035	236

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Chemicals (continued)
E.I. du Pont de Nemours & Co. ^	51,538	$2,622
Georgia Gulf Corp. ‡	6,495	228
Commercial Banks—1.4%
KeyCorp	35,350	275
SunTrust Banks, Inc.	16,559	341
Wells Fargo & Co.	135,981	3,971
Zions Bancorporation	4,390	74
Communications Equipment—1.3%
Cisco Systems, Inc. ^	119,683	2,350
Harris Corp. ^	1,517	62
Juniper Networks, Inc. ‡	8,832	185
QUALCOMM, Inc.	30,810	1,812
Computers & Peripherals—3.5%
Apple, Inc. ‡	19,778	9,027
EMC Corp. ‡ ^	46,063	1,187
Hewlett-Packard Co.	21,940	614
NetApp, Inc. ‡^	6,046	228
SanDisk Corp. ‡ ^	13,038	598
Construction & Engineering—0.5%
Fluor Corp. ^	28,220	1,587
Construction Materials—0.0% ¥
Vulcan Materials Co.	1,496	66
Consumer Finance—1.0%
American Express Co.	32,434	1,626
Capital One Financial Corp. ^	39,910	1,826
Containers & Packaging—0.2%
Crown Holdings, Inc. ‡ ^	5,668	204
Sealed Air Corp. ^	17,961	358
Diversified Consumer Services—0.1%
DeVry, Inc.	9,019	341
Diversified Financial Services—1.6%
Bank of America Corp. ^	242,246	1,727
Citigroup, Inc.	73,805	2,267
CME Group, Inc.—Class A	2,633	631
IntercontinentalExchange, Inc. ‡ ^	7,117	815
Diversified Telecommunication Services—1.3%
AT&T, Inc.	34,770	1,023
Frontier Communications Corp. ^	16,620	71
Verizon Communications, Inc.	85,875	3,234
Electric Utilities—1.0%
Nextera Energy, Inc. ^	18,484	1,106
Northeast Utilities	20,911	727
NV Energy, Inc.	33,277	539
PPL Corp.	36,600	1,017
Electrical Equipment—0.5%
Emerson Electric Co. ^	35,889	1,844
Electronic Equipment & Instruments—0.0% ¥
TE Connectivity, Ltd. ^	749	26
Energy Equipment & Services—1.8%
Baker Hughes, Inc.	22,941	1,127
Halliburton Co.	17,294	636
National Oilwell Varco, Inc.	18,821	1,392
Schlumberger, Ltd.	33,676	2,532
Weatherford International, Ltd. ‡	13,436	225
Food & Staples Retailing—1.0%
CVS Caremark Corp.	38,748	1,618
Kroger Co.	16,169	384
Sysco Corp. ^	11,786	355
Wal-Mart Stores, Inc.	15,973	980
Food Products—1.2%
General Mills, Inc.	14,383	573
Kellogg Co. ^	7,225	358

	Shares	Value (000’s)
Food Products (continued)
Kraft Foods, Inc.—Class A	61,958	$2,373
Ralcorp Holdings, Inc. ‡ ^	7,170	627
Tyson Foods, Inc.—Class A ^	14,507	270
Gas Utilities—0.2%
AGL Resources, Inc.	16,822	698
Health Care Equipment & Supplies—0.8%
Becton, Dickinson and Co. ^	8,598	674
Covidien PLC	41,161	2,120
Health Care Providers & Services—1.2%
Aetna, Inc. ^	8,473	370
Humana, Inc.	12,348	1,099
McKesson Corp.	13,514	1,104
UnitedHealth Group, Inc.	30,066	1,558
Hotels, Restaurants & Leisure—0.8%
Carnival Corp. ^	28,542	862
Marriott International, Inc.—Class A ^	10,452	360
McDonald’s Corp.	8,821	874
Yum! Brands, Inc.	7,690	487
Household Durables—0.2%
D.R. Horton, Inc.^	25,090	350
PulteGroup, Inc. ‡ ^	31,052	231
Household Products—1.3%
Kimberly-Clark Corp.	5,556	398
Procter & Gamble Co.	63,491	4,002
Industrial Conglomerates—1.6%
3M Co.	11,072	960
General Electric Co.	169,336	3,168
Tyco International, Ltd. ^	27,302	1,391
Insurance—1.9%
ACE, Ltd. ^	14,741	1,026
Allstate Corp.	23,383	675
Axis Capital Holdings, Ltd.	3,038	94
Berkshire Hathaway, Inc.—Class B ‡	21,149	1,657
Everest RE Group, Ltd.	8,211	701
MetLife, Inc. ^	36,449	1,288
PartnerRe, Ltd. ^	1,453	95
Prudential Financial, Inc.	15,744	901
Internet & Catalog Retail—0.6%
Amazon.com, Inc. ‡ ^	9,171	1,784
Expedia, Inc. ^	1,497	48
TripAdvisor, Inc. ‡ ^	1,497	49
Internet Software & Services—0.8%
Google, Inc.—Class A ‡	4,523	2,624
IT Services—2.1%
Accenture PLC—Class A ^	20,499	1,175
Cognizant Technology Solutions Corp.—Class A ‡	15,347	1,101
Genpact, Ltd. ‡	25,472	373
Global Payments, Inc.	1,522	76
International Business Machines Corp.	16,873	3,250
Mastercard, Inc.—Class A	2,800	996
Western Union Co.	10,541	201
Life Sciences Tools & Services—0.1%
Life Technologies Corp. ‡ ^	2,933	142
PerkinElmer, Inc. ^	6,963	167
Machinery—1.1%
Caterpillar, Inc.	2,304	251
Cummins, Inc.	1,061	110
Ingersoll-Rand PLC ^	26,258	917
Kennametal, Inc. ^	8,214	354
PACCAR, Inc. ^	30,019	1,327
Parker Hannifin Corp.	3,813	308

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Machinery (continued)
SPX Corp.	3,001	$209
Timken Co.	4,745	232
Media—2.5%
CBS Corp.—Class B	71,741	2,043
Comcast Corp.—Class A ^	103,722	2,758
DIRECTV—Class A ‡	16,604	747
Discovery Communications, Inc. A ‡ ^	4,341	186
Time Warner, Inc.	70,583	2,616
Metals & Mining—0.7%
Alcoa, Inc.^	57,133	580
Freeport-McMoRan Copper & Gold, Inc. ^	24,780	1,146
Newmont Mining Corp.	8,356	514
Walter Energy, Inc.	743	51
Multiline Retail—0.8%
Kohl’s Corp.^	11,456	527
Macy’s, Inc.	20,999	707
Nordstrom, Inc.	5,961	294
Target Corp.	21,141	1,075
Multi-Utilities—0.9%
CenterPoint Energy, Inc.	41,864	773
DTE Energy Co. ^	12,590	670
PG&E Corp.	38,117	1,550
Oil, Gas & Consumable Fuels—5.4%
Anadarko Petroleum Corp.	4,386	354
Chevron Corp.	42,188	4,349
ConocoPhillips	13,607	928
Devon Energy Corp.	20,116	1,284
Exxon Mobil Corp. ^	66,934	5,604
Hess Corp.	667	38
Marathon Oil Corp. ^	15,496	486
Marathon Petroleum Corp.	6,016	230
Murphy Oil Corp. ^	4,970	296
Occidental Petroleum Corp.	21,901	2,185
Pioneer Natural Resources Co. ^	3,759	373
Range Resources Corp.	2,200	127
Southwestern Energy Co. ‡	27,884	868
Williams Cos., Inc. ^	40,291	1,161
Pharmaceuticals—3.5%
Abbott Laboratories ^	32,956	1,785
Allergan, Inc. ^	6,517	573
Johnson & Johnson ^	16,669	1,099
Merck & Co., Inc. ^	103,776	3,969
Mylan, Inc. ‡	35,396	734
Pfizer, Inc.	157,040	3,361
Teva Pharmaceutical Industries, Ltd. ADR	4,650	210
Real Estate Investment Trusts—1.1%
Alexandria Real Estate Equities, Inc. ^	7,077	513
Colonial Properties Trust ^	9,864	211
Cousins Properties, Inc. ^	13,636	100
Duke Realty Corp. ^	12,310	165
Equity Lifestyle Properties, Inc.	2,812	197
Highwoods Properties, Inc. ^	5,875	194
Mack-Cali Realty Corp.	9,995	287
Mid-America Apartment Communities, Inc. ^	3,438	220
Pebblebrook Hotel Trust	5,014	111
Plum Creek Timber Co., Inc. ^	9,155	355
Post Properties, Inc.	4,831	216
Senior Housing Properties Trust ^	11,194	254
UDR, Inc.	8,282	215
Vornado Realty Trust	3,000	243
Weyerhaeuser Co. ^	19,064	382

	Shares	Value (000’s)
Real Estate Management & Development —0.0%¥
Howard Hughes Corp. ‡	1,515	$79
Road & Rail—1.8%
CSX Corp. ^	86,176	1,943
Norfolk Southern Corp.	19,857	1,434
Union Pacific Corp. ^	24,610	2,813
Semiconductors & Semiconductor Equipment—1.4%
Altera Corp.	25,446	1,013
Broadcom Corp.—Class A ‡ ^	8,320	286
Freescale Semiconductor Holdings I, Ltd. ‡ ^	9,355	149
Intel Corp.	11,480	303
LAM Research Corp. ‡ ^	23,239	990
LSI Corp. ‡	12,836	97
Marvell Technology Group, Ltd. ‡	13,935	216
ON Semiconductor Corp. ‡ ^	26,274	229
Texas Instruments, Inc. ^	9,679	313
Xilinx, Inc. ^	32,453	1,164
Software—2.4%
Adobe Systems, Inc. ‡ ^	18,385	569
Citrix Systems, Inc. ‡	5,255	343
Microsoft Corp.	155,712	4,598
Oracle Corp.	91,518	2,581
Specialty Retail—1.5%
Abercrombie & Fitch Co.—Class A	2,253	104
AutoZone, Inc. ‡ ^	3,549	1,235
Home Depot, Inc. ^	30,398	1,348
Lowe’s Cos., Inc.	42,185	1,132
Staples, Inc. ^	8,169	120
TJX Cos., Inc. ^	18,581	1,266
Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	4,496	315
Nike, Inc.—Class B ^	12,266	1,275
Under Armour, Inc.—Class A ‡ ^	751	60
V.F. Corp. ^	7,400	973
Tobacco—0.9%
Altria Group, Inc. ^	26,471	752
Philip Morris International, Inc.	29,630	2,215
Wireless Telecommunication Services—0.1%
Crown Castle International Corp. ‡ ^	9,014	437

Total Common Stocks (cost $183,282)		203,434

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.0% ¥
Put Options—0.0% ¥
Eurodollar, Mid-Curve 1-Year Future	$210	1
Put Strike $99.00
Expires 03/16/2012
Total Purchased Options (cost $25)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—14.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32%	47,968,560	47,969
Total Securities Lending Collateral (cost $47,969)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—5.4%
State Street Bank & Trust Co. 0.03%, dated 01/31/2012, to be repurchased at $18,237 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50%—4.00%, due 5/15/2039 - 11/15/2040, and with a total value of $18,603.	$18,237	$18,237
Total Repurchase Agreement (cost $18,237)

Total Investment Securities (cost $396,285) P		419,494
Other Assets and Liabilities—Net		(82,009)

Net Assets		$337,485

	Principal	Value
	(000’s)	(000’s)
SECURITIES SOLD SHORT—(7.4%)
U.S. Government Obligations —(0.2%)
U.S. Treasury Note
1.25%, 01/31/2019	$(800)	$(800)
U.S. Government Agency Obligations — (7.2%)
Fannie Mae, TBA
4.00%	(14,900)	(15,740)
5.50%	(7,800)	(8,469)

Total Securities Sold Short (proceeds $(24,836))		(25,009)

	Principal	Value
	(000’s)	(000’s)
WRITTEN OPTIONS — (0.0%) ¥
Put Options—(0.0%) ¥
10-Year U.S. Treasury Note Future	$(12)	$(1)
Put Strike $129.50
Expires 02/24/2012

Total Written Options (premiums: $(6))		(1)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
2-Year U.S. Treasury Note	Long	32	03/30/2012	$4
5-Year U.S. Treasury Note	Short	(6)	03/30/2012	(♦)
10-Year U.S. Treasury Note	Long	16	03/21/2012	♦
30-Year U.S. Treasury Bond	Long	23	03/21/2012	38
S&P 500 E-Mini Index	Long	71	03/16/2012	126
Ultra Long U.S. Treasury Bond	Short	(9)	03/21/2012	(36)

				$132

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (000’s)	Settlement Date	Amount in U.S. Dollars Bought (000’s)	Net Unrealized (Depreciation) (000’s)
Euro	CITI	271	04/18/2012	$348	$(6)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$(6)	$—	$(6)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
*	Floating or variable rate note. Rate is listed as of 01/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $46,842.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $396,285. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,970 and $3,761, respectively. Net unrealized appreciation for tax purposes is $23,209.
g	A portion of these securities in the amount of $389 and cash in the amount of $73 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
♦	Amount rounds to less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $31,038, or 9.20%, of the fund’s net assets.
ADR	American Depositary Receipt
CITI	Citigroup, Inc.
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Securities	$—	$6,572	$—	$6,572
Common Stocks	196,344	7,090	—	203,434
Corporate Debt Securities	—	38,795	—	38,795
Foreign Government Obligations	—	5,814	—	5,814
Mortgage-Backed Securities	—	20,634	—	20,634
Preferred Corporate Debt Securities	—	386	—	386
Preferred Stocks	147	—	—	147
Purchased Options	1	—	—	1
Repurchase Agreement	—	18,237	—	18,237
Securities Lending Collateral	47,969	—	—	47,969
U.S. Government Agency Obligations	—	66,941	—	66,941
U.S. Government Obligations	—	10,564	—	10,564

Total	$244,461	$175,033	$—	$419,494

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
U.S. Government Agency Obligations	$—	$(24,209)	$—	$(24,209)
U.S. Government Obligation	—	(800)	—	(800)

Total	$—	$(25,009)	$—	$(25,009)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Written Options	$—	$(1)	$—	$(1)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments	Level 1— Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts — Appreciation	$168	$—	$—	$168
Futures Contracts — Depreciation	(36)	—	—	(36)
Forward Foreign Currency Contracts — Depreciation	—	(6)	—	(6)

Total	$132	$(6)	$—	$126

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other Financial Instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
INVESTMENT COMPANIES—99.9% p
Bonds—11.5%
Transamerica AEGON High Yield Bond	3,399,841	$31,313
Transamerica Morgan Stanley Emerging Markets Debt	1,807,022	19,570
Capital Markets—11.5%
Transamerica Logan Circle Emerging Markets Debt	804,660	8,199
Transamerica Water Island Arbitrage Strategy	4,202,875	43,038
Capital Preservation—0.4%
Transamerica AEGON Money Market	1,992,171	1,992
Inflation-Protected Securities—5.7%
Transamerica PIMCO Real Return TIPS	2,244,119	25,112
Tactical and Specialty—70.8%
Transamerica AQR Managed Futures Strategy	5,571,593	52,819
Transamerica BlackRock Global Allocation	4,476,593	48,123
Transamerica Clarion Global Real Estate Securities	2,416,615	28,589
Transamerica First Quadrant Global Macro ‡	7,476,897	42,544
Transamerica Goldman Sachs Commodity Strategy	3,642,638	36,317
Transamerica JPMorgan Long/Short Strategy ‡	5,649,476	44,122
Transamerica Loomis Sayles Bond	6,216,605	61,979

Total Investment Companies (cost $460,639) P		443,717
Other Assets and Liabilities—Net		229

Net Assets		$443,946

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $460,639. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,122 and $20,044, respectively. Net unrealized depreciation for tax purposes is $16,922.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$443,717	$—	$—	$443,717

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
INVESTMENT COMPANIES — 100.1% p
Capital Preservation — 0.6%
Transamerica AEGON Money Market	1,615,490	$1,615
Global/International Stocks—90.4%
Transamerica Hansberger International Value	3,892,972	26,083
Transamerica MFS International Equity	5,932,664	41,173
Transamerica Neuberger Berman International	3,370,491	28,144
Transamerica Oppenheimer Developing Markets	3,308,737	37,223
Transamerica Schroders International Small Cap	3,909,602	29,869
Transamerica Thornburg International Value	4,957,099	42,136
Transamerica WMC Emerging Markets	2,437,657	26,985
Tactical and Specialty—9.1%
Transamerica BlackRock Global Allocation	1,424,196	15,310
Transamerica Clarion Global Real Estate Securities	670,357	7,930

Total Investment Companies (cost $288,311) P		256,468
Other Assets and Liabilities—Net		(293)

Net Assets		$256,175

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
P	Aggregate cost for federal income tax purposes is $288,311. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,663 and $38,506, respectively. Net unrealized depreciation for tax purposes is $31,843.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$256,468	$—	$—	$256,468

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS — 97.6%
Australia — 1.7%
CSL, Ltd.	115,425	$3,815
Imdex, Ltd. ^	827,030	1,888
Belgium—1.6%
Anheuser-Busch InBev NV	38,100	2,310
Anheuser-Busch InBev NV—STRIP VVPR ‡	130,726	♦
Colruyt SA	80,580	3,047
Canada—10.3%
Cenovus Energy, Inc.	53,859	1,965
Corus Entertainment, Inc.—Class B ^	190,560	3,959
Goldcorp, Inc.	96,700	4,676
MacDonald Dettwiler & Associates, Ltd.	68,615	3,023
Neo Material Technologies, Inc. ‡	361,700	3,012
New Gold, Inc. ‡	363,600	4,257
Peyto Exploration & Development Corp. ^	172,000	3,384
Potash Corp., of Saskatchewan, Inc.	86,800	4,067
Silver Wheaton Corp.	111,000	3,960
Vermilion Energy, Inc. ^	61,600	2,826
Cayman Islands—0.6%
China Liansu Group Holdings, Ltd.	3,662,900	1,946
Chile—1.2%
Sociedad Quimica y Minera de Chile SA ADR	67,385	3,958
Cyprus—1.0%
ProSafe SE	436,685	3,387
Denmark—3.0%
Novo Nordisk A/S—Class B	33,712	3,986
Sydbank A/S	152,585	2,600
Tryg A/S	64,460	3,501
France—6.8%
Alcatel-Lucent ‡^	2,068,133	3,677
Arkema SA	35,420	2,862
CFAO SA ^	100,626	3,431
Eutelsat Communications SA	99,184	3,681
LVMH Moet Hennessy Louis Vuitton SA	19,250	3,112
Sodexo ^	89,665	6,655
Germany—6.9%
Brenntag AG	47,550	4,972
Deutsche Boerse AG ‡	102,355	6,025
Deutsche Telekom AG	244,370	2,748
Fresenius Medical Care AG & Co., KGaA	76,401	5,451
Linde AG	30,919	4,906
Hong Kong—1.0%
China Mobile, Ltd. ADR ^	64,165	3,278
Ireland—2.2%
DCC PLC	87,536	2,113
Willis Group Holdings PLC	140,500	5,461
Japan—13.0%
Bridgestone Corp.	70,600	1,610
Brother Industries, Ltd.	265,800	3,581
Circle K Sunkus Co., Ltd.	239,300	4,122
Jupiter Telecommunications Co., Ltd.	6,836	6,807
Kansai Paint Co., Ltd. ^	370,800	3,498
KDDI Corp.	604	3,827
Kenedix Realty Investment Corp. REIT	971	2,854
Nihon Kohden Corp. ^	179,300	4,258
NTT DoCoMo, Inc.	1,895	3,366
Pigeon Corp. ^	59,600	2,242
SMC Corp.	19,900	3,454
Sundrug Co., Ltd. ^	154,100	4,567
Jersey, Channel Islands—2.7%
Experian Group, Ltd.	308,784	4,182
Informa PLC	402,967	2,483
Petrofac, Ltd.	119,580	2,742

		Value
	Shares	(000’s)
Korea, Republic of — 3.5%
Hyundai Mobis ‡	18,821	$4,641
Samsung Electronics Co., Ltd.	3,781	3,726
Shinhan Financial Group Co., Ltd.	87,745	3,495
Luxembourg—1.0%
Subsea 7 SA ‡^	168,403	3,409
Netherlands—6.8%
Akzo Nobel NV	55,587	2,892
Imtech NV ^	129,690	4,007
Koninklijke Ahold NV	310,748	4,118
Nutreco NV	76,937	5,453
Sligro Food Group NV § ^	44,259	1,249
Unilever NV	160,665	5,349
Norway—0.9%
DnB ASA	284,680	3,004
Russian Federation—0.5%
Novatek OAO GDR	11,480	1,546
Singapore—0.8%
United Overseas Bank, Ltd.	202,000	2,785
South Africa—1.0%
MTN Group, Ltd. ^	208,775	3,556
Sweden—3.2%
Axfood AB	46,780	1,705
Elekta AB—Class B ^	94,465	4,514
Nordea Bank AB	183,580	1,537
Telefonaktiebolaget LM Ericsson—Class B	311,805	2,899
Switzerland—11.5%
Bucher Industries AG	18,572	3,668
Credit Suisse Group AG ‡	101,974	2,645
Givaudan SA ‡	4,789	4,472
Nestle SA	68,553	3,928
Novartis AG	60,206	3,257
Roche Holding AG	32,689	5,533
SGS SA	2,889	5,185
Sika AG	1,814	3,744
Sulzer AG	48,471	6,066
Turkey—0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,441,708	1,539
United Kingdom—15.9%
Amlin PLC	739,436	3,962
Avanti Communications Group PLC ‡^	190,830	857
BG Group PLC	196,660	4,417
BHP Billiton PLC	80,615	2,697
Bunzl PLC	315,429	4,280
Chemring Group PLC	635,530	3,844
Diploma PLC	331,005	2,055
Fidessa Group PLC	71,952	1,881
Mitie Group PLC ^	1,094,812	4,391
Reed Elsevier PLC	409,875	3,391
Rio Tinto PLC ADR ^	51,100	3,090
RPS Group PLC §	1,192,853	3,919
Synergy Health PLC	246,022	3,284
Tullow Oil PLC	166,217	3,641
Vodafone Group PLC	2,931,209	7,889

Total Common Stocks (cost $283,579)		331,052

SECURITIES LENDING COLLATERAL—9.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	30,840,576	30,841
Total Securities Lending Collateral (cost $30,841)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT — 2.3%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $7,933 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $8,093.	$7,933	$7,933
Total Repurchase Agreement (cost $7,933)

Total Investment Securities (cost $322,353) P		369,826
Other Assets and Liabilities—Net		(30,417)

Net Assets		$339,409

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Chemicals	9.0%	$33,411
Wireless Telecommunication Services	5.9	21,916
Metals & Mining	5.6	20,568
Media	5.5	20,321
Oil, Gas & Consumable Fuels	4.8	17,779
Food Products	4.0	14,730
Food & Staples Retailing	4.0	14,686
Commercial Banks	3.6	13,421
Machinery	3.6	13,188
Insurance	3.5	12,924
Pharmaceuticals	3.5	12,776
Auto Components	2.6	9,682
Energy Equipment & Services	2.6	9,538
Professional Services	2.5	9,367
Trading Companies & Distributors	2.5	9,252
Health Care Equipment & Supplies	2.4	8,772
Health Care Providers & Services	2.4	8,735
Commercial Services & Supplies	2.2	8,310
Hotels, Restaurants & Leisure	1.8	6,655
Communications Equipment	1.8	6,576
Diversified Financial Services	1.6	6,025
Software	1.3	4,904
Real Estate Investment Trusts	1.2	4,393
Multiline Retail	1.1	4,122
Construction & Engineering	1.1	4,007
Aerospace & Defense	1.0	3,844
Biotechnology	1.0	3,815
Semiconductors & Semiconductor Equipment	1.0	3,726
Diversified Telecommunication Services	1.0	3,605
Office Electronics	1.0	3,581
Textiles, Apparel & Luxury Goods	0.8	3,112
Capital Markets	0.7	2,645
Beverages	0.6	2,310
Household Products	0.6	2,242
Industrial Conglomerates	0.6	2,113
Electronic Equipment & Instruments	0.6	2,055
Building Products	0.5	1,946

Investment Securities, at Value	89.5	331,052
Short-Term Investments	10.5	38,774

Total Investments	100.0%	$369,826

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $29,468.
‡	Non-income producing security.
♦	Amount rounds to less than 1.
§	Illiquid. These securities had an aggregate market value of $5,168, or 1.52%, of the fund’s net assets.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $322,353. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61,321 and $13,848, respectively. Net unrealized appreciation for tax purposes is $47,473.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obshchestvo (Russian: Open Joint Stock Corporation)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$41,033	$290,019	$—	$331,052
Repurchase Agreement	—	7,933	—	7,933
Securities Lending Collateral	30,841	—	—	30,841

Total	$71,874	$297,952	$—	$369,826

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS — 1.9%
Brazil — 1.5%
Lojas Americanas SA , 0.68%  ‡ §	776,178	$7,503
Colombia—0.4%
Banco Davivienda SA , 2.08%  ‡	193,071	2,112

Total Preferred Stocks (cost $7,135)		9,615

COMMON STOCKS—95.3%
Bermuda—0.9%
Credicorp, Ltd.	25,270	2,872
Dairy Farm International Holdings, Ltd.^	193,642	1,900
Brazil—12.2%
B2W Cia Global Do Varejo	354,516	2,114
BM&FBovespa SA	1,756,046	11,045
Cia Brasileira de Distribuicao Grupo Pao de Acucar—Class A ADR ^	186,660	7,954
Cia de Bebidas das Americas ADR ^	200,600	7,300
Diagnosticos da America SA ‡	215,000	2,067
Embraer SA ADR ‡	205,390	5,632
Estacio Participacoes SA	254,900	2,899
Kroton Educacional SA ‡	148,400	1,750
Kroton Educacional SA -RCT ‡	49,955	586
Multiplan Empreendimentos Imobiliarios SA	112,900	2,585
Natura Cosmeticos SA	246,400	5,277
Petroleo Brasileiro SA—Class A ADR	252,900	7,063
Vale SA—Class B ADR ^	260,920	6,317
Cayman Islands—8.2%
Ambow Education Holding, Ltd. ADR ‡ ^	75,520	574
Baidu, Inc. ADR ‡	67,840	8,651
Ctrip.com International, Ltd. ADR ‡ ^	271,330	6,797
Eurasia Drilling Co., Ltd. GDR	115,270	3,032
Home Inns & Hotels Management, Inc. ADR ‡^	73,250	2,160
Li Ning Co., Ltd.	1,143,500	1,180
New Oriental Education & Technology Group ADR ‡	3,980	95
Tencent Holdings, Ltd.	363,200	8,883
Tingyi Cayman Islands Holding Corp.	2,211,000	6,486
Want Want China Holdings, Ltd.	5,299,000	4,926
Chile—0.6%
Banco Santander Chile	22,316,549	1,757
Cencosud SA	248,779	1,414
China—1.4%
China Shenhua Energy Co., Ltd.—Class H	1,308,500	5,753
Shanghai Zhenhua Heavy Industries Co., Ltd. ‡	1,214,070	537
Wumart Stores, Inc.	498,000	1,025
Colombia—1.8%
Almacenes Exito SA	240,697	3,271
Almacenes Exito SA—144A GDR	251,200	3,400
BanColombia SA ADR ^	44,420	2,754
Denmark—2.0%
Carlsberg AS—Class B	137,981	10,478
Egypt—0.7%
Commercial International Bank Egypt SAE	519,606	2,066
Eastern Tobacco	39,473	602
Egyptian Financial Group-Hermes Holding ‡	524,281	1,070
Medinet Nasr Housing ‡	28,563	59
France—1.2%
Casino Guichard Perrachon SA	11,790	1,049
CFAO SA	90,982	3,102
Vallourec SA	27,630	1,866
Hong Kong—4.4%
AIA Group, Ltd.	1,653,600	5,533
CNOOC, Ltd.	2,538,000	5,197
Hang Lung Group, Ltd.	450,750	2,863
Hang Lung Properties, Ltd.	1,173,549	4,041
Hong Kong Exchanges & Clearing, Ltd.	283,400	4,922
Sun Art Retail Group, Ltd. ‡	48,000	58

	Shares	Value (000’s)
India — 14.3%
Asian Paints, Ltd.	41,521	$2,498
Cipla, Ltd.	300,916	2,136
Colgate-Palmolive India, Ltd.	164,467	3,353
Dabur India, Ltd.	721,983	1,375
HDFC Bank, Ltd. ADR	224,710	6,973
Hindustan Unilever, Ltd.	623,541	4,789
Housing Development Finance Corp.	681,690	9,650
ICICI Bank, Ltd. ADR	168,410	6,098
Infosys, Ltd.	368,197	20,403
Marico, Ltd.	723,204	2,224
Sun Pharmaceuticals Industries, Ltd.	286,668	3,184
Tata Consultancy Services, Ltd.	260,023	5,948
TV18 Broadcast, Ltd. ‡	322,898	206
Zee Entertainment Enterprises, Ltd.	1,780,037	4,689
Zee Learn, Ltd. ‡	178,613	51
Indonesia—2.0%
Astra International PT	653,100	5,732
Bank Central Asia PT	560,400	499
Kalbe Farma PT	2,284,000	896
Unilever Indonesia PT	1,501,000	3,272
Isle of Man—0.5%
Genting Singapore PLC ‡ ^	2,173,000	2,816
Italy—0.7%
Prada SpA ‡	781,700	3,740
Korea, Republic of—5.4%
E-Mart Co., Ltd.	31,288	7,562
MegaStudy Co., Ltd. ‡	11,585	1,112
NHN Corp.	86,821	16,385
Shinsegae Co., Ltd.	12,733	3,128
Luxembourg—1.3%
Tenaris SA ADR ^	169,360	6,649
Malaysia—0.2%
Genting Bhd	310,200	1,134
Mexico—10.3%
America Movil SAB de CV—Series L ADR	832,850	19,330
Fomento Economico Mexicano SAB de CV	1,292,021	9,109
Fomento Economico Mexicano SAB de CV ADR	172,220	12,145
Grupo Financiero Inbursa SA—Class O	1,237,777	2,554
Grupo Televisa SAB ADR ^	235,650	4,647
Wal-Mart de Mexico SAB de CV—Series V	1,723,876	5,323
Netherlands—0.6%
Yandex NV—Class A ‡ ^	150,200	3,060
Philippines—3.8%
Jollibee Foods Corp.	1,325,600	3,023
Philippine Long Distance Telephone Co.	36,755	2,345
SM Investments Corp.	256,850	3,719
SM Prime Holdings, Inc.	28,314,170	10,828
Russian Federation—5.1%
Magnit OJSC GDR ^	110,970	2,851
Magnit OJSC	82,825	8,779
Magnit OJSC ‡	24,968	2,122
Novatek OAO—144A GDR ^	20,300	2,734
Novatek OAO GDR	72,600	9,780
South Africa—4.2%
Anglo American Platinum, Ltd.^	69,781	4,943
Impala Platinum Holdings, Ltd.	319,130	7,006
MTN Group, Ltd. ^	431,174	7,343
Standard Bank Group, Ltd.	200,407	2,746
Taiwan—4.4%
Epistar Corp.	1,976,500	4,843
High Tech Computer Corp.	519,263	8,521
Synnex Technology International Corp.	1,680,801	4,147
Taiwan Semiconductor Manufacturing Co.,Ltd.	2,077,459	5,511
Thailand—0.6%
Siam Commercial Bank PCL	859,300	3,362
Turkey—3.9%
Akbank TAS	296,926	1,116

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS	222,707	$3,115
Bim Birlesik Magazalar AS	105,319	3,245
Enka Insaat VE Sanayi AS	1,736,962	4,761
Haci Omer Sabanci Holding AS	1,803,482	6,901
Turkiye Garanti Bankasi AS	317,850	1,149
United Kingdom—4.5%
Anglo American PLC	161,866	6,693
BG Group PLC	11,450	257
Cairn Energy PLC ‡	385,409	1,711
SABMiller PLC	139,120	5,279
Tullow Oil PLC	418,110	9,159
Virgin Islands, British—0.1%
Mail.ru Group, Ltd. GDR ‡	14,400	475

Total Common Stocks (cost $453,223)		494,096

	Shares	Value (000’s)
CONVERTIBLE BOND—0.0%¥
Brazil—0.0%¥
Lojas Americanas SA 13.15%, due 09/15/2017	$13	178
Total Convertible Bond (cost $147)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—6.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	$34,825,051	$34,825
Total Securities Lending Collateral (cost $34,825)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.8%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $14,540 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $14,832.	$14,540	14,540
Total Repurchase Agreement (cost $14,540)

Total Investment Securities (cost $509,870) P		553,254
Other Assets and Liabilities—Net		(34,535)

Net Assets		$518,719

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Food & Staples Retailing	9.6%	$53,082
Beverages	8.6	47,426
Oil, Gas & Consumable Fuels	7.5	41,654
Internet Software & Services	6.8	37,455
Commercial Banks	6.5	36,057
Wireless Telecommunication Services	5.2	29,019
IT Services	4.8	26,351
Metals & Mining	4.5	24,958
Diversified Financial Services	4.1	22,870
Real Estate Management & Development	3.7	20,374
Hotels, Restaurants & Leisure	2.9	15,930
Household Products	2.1	11,414
Food Products	2.1	11,412
Semiconductors & Semiconductor Equipment	1.9	10,355
Energy Equipment & Services	1.8	9,681
Thrifts & Mortgage Finance	1.7	9,650
Media	1.7	9,542
Personal Products	1.6	8,876
Communications Equipment	1.5	8,521
Industrial Conglomerates	1.5	8,480
Multiline Retail	1.4	7,681
Diversified Consumer Services	1.3	7,066
Pharmaceuticals	1.1	6,215
Automobiles	1.0	5,732
Aerospace & Defense	1.0	5,632
Insurance	1.0	5,533
Electronic Equipment & Instruments	0.7	4,147
Textiles, Apparel & Luxury Goods	0.7	3,739
Auto Components	0.6	3,103
Chemicals	0.5	2,498
Machinery	0.4	2,403
Internet & Catalog Retail	0.4	2,114
Health Care Providers & Services	0.4	2,067
Leisure Equipment & Products	0.2	1,180
Capital Markets	0.2	1,070
Tobacco	0.1	602

Investment Securities, at Value	91.1	503,889
Short-Term Investments	8.9	49,365

Total Investments	100.0%	$553,254

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $33,643.
§	Illiquid. This security had a market value of $7,503, or 1.45%, of the fund’s net assets.
Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $5,034, or 0.97%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $509,870. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74,573 and $31,189, respectively. Net unrealized appreciation for tax purposes is $43,384.
♦	Amount rounds to less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated to $6,134, or 1.18%, of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$176,325	$317,771	$—	$494,096
Convertible Bonds	—	178	—	178
Preferred Stocks	9,615	—	—	9,615
Repurchase Agreement	—	14,540	—	14,540
Securities Lending Collateral	34,825	—	—	34,825

Total	$220,765	$332,489	$—	$553,254

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012
Rights	$ ♦	$—	$(♦)	$—	$—	$—	$—	$—	$—	$—

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Rights exercised on 11/10/2011.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—95.6%
Aerospace & Defense—1.0%
Aercap Holdings NV ‡	220,490	$2,754
Airlines—0.5%
United Continental Holdings, Inc. ‡^	58,790	1,358
Auto Components—1.4%
Lear Corp.	88,240	3,697
Beverages—0.9%
Molson Coors Brewing Co.—Class B	58,790	2,522
Capital Markets—1.1%
Affiliated Managers Group, Inc. ‡	29,444	2,959
Chemicals—5.0%
Airgas, Inc.	58,830	4,643
Celanese Corp.—Class A	58,790	2,864
Mosaic Co.	88,240	4,939
WR Grace & Co. ‡	19,140	1,025
Commercial Banks—7.7%
Fifth Third Bancorp	249,840	3,250
M&T Bank Corp.	73,460	5,858
Prosperity Bancshares, Inc. ^	73,460	3,049
Signature Bank ‡^	44,120	2,566
TCF Financial Corp. ^	264,620	2,657
Zions Bancorporation	205,820	3,466
Commercial Services & Supplies—1.6%
Republic Services, Inc.—Class A	147,030	4,305
Communications Equipment—1.4%
Juniper Networks, Inc. ‡	176,370	3,691
Computers & Peripherals—0.6%
Western Digital Corp. ‡	44,080	1,602
Containers & Packaging—1.1%
Rock-Tenn Co.—Class A	47,760	2,954
Diversified Consumer Services—1.1%
Coinstar, Inc. ‡^	58,770	2,923
Electric Utilities—4.7%
Cleco Corp.	132,250	5,258
NV Energy, Inc.	220,490	3,572
Pepco Holdings, Inc.	191,050	3,756
Electrical Equipment—1.3%
Cooper Industries PLC—Class A	58,330	3,448
Energy Equipment & Services—3.5%
Ensco PLC ADR	51,470	2,709
Nabors Industries, Ltd. ‡	147,030	2,738
Tidewater, Inc.	73,460	3,956
Food & Staples Retailing—0.8%
Kroger Co.	88,240	2,097
Food Products—3.1%
Adecoagro SA ‡^	176,360	1,617
ConAgra Foods, Inc.	147,030	3,921
Sara Lee Corp.	147,030	2,816
Gas Utilities—2.4%
AGL Resources, Inc.	102,910	4,272
EQT Corp.	44,120	2,229
Health Care Providers & Services—7.9%
Aetna, Inc.	124,970	5,461
Cardinal Health, Inc.	58,790	2,530
DaVita, Inc. ‡	73,467	6,010
Humana, Inc.	44,120	3,928
Universal Health Services, Inc.—Class B	88,240	3,643
Hotels, Restaurants & Leisure—0.6%
Pinnacle Entertainment, Inc. ‡	176,371	1,711
Household Durables—4.9%
Mohawk Industries, Inc. ‡	58,790	3,596
Newell Rubbermaid, Inc.	293,950	5,429
Stanley Black & Decker, Inc.	58,790	4,126
Household Products—2.9%
Church & Dwight Co., Inc. ^	73,460	3,333
Energizer Holdings, Inc. ‡	58,788	4,534

	Shares	Value (000’s)
Independent Power Producers & Energy Traders—0.5%
GenOn Energy, Inc. ‡	588,010	$1,252
Industrial Conglomerates—2.5%
Tyco International, Ltd.	132,250	6,738
Insurance—8.6%
ACE, Ltd.	44,118	3,071
AON Corp.	99,170	4,803
Brown & Brown, Inc.	58,800	1,339
Everest RE Group, Ltd.	58,794	5,021
Progressive Corp.	220,490	4,472
Reinsurance Group of America, Inc.—Class A	88,240	4,808
IT Services—0.7%
Teletech Holdings, Inc. ‡	117,577	1,994
Leisure Equipment & Products—3.2%
Hasbro, Inc.	88,240	3,080
Mattel, Inc.	176,370	5,468
Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc. ‡	44,120	1,874
Machinery—2.7%
AGCO Corp. ‡	88,240	4,494
Navistar International Corp. ‡	66,180	2,865
Metals & Mining—1.0%
Allegheny Technologies, Inc.	58,750	2,667
Multi-Utilities—3.9%
CMS Energy Corp.	235,168	5,134
Scana Corp. ^	117,580	5,271
Oil, Gas & Consumable Fuels—4.3%
Alpha Natural Resources, Inc. ‡	73,460	1,478
Bill Barrett Corp. ‡^	95,520	2,637
Cimarex Energy Co.	44,120	2,576
Noble Energy, Inc.	22,050	2,220
Whiting Petroleum Corp. ‡	51,400	2,575
Pharmaceuticals—1.1%
Mylan, Inc. ‡	147,030	3,051
Real Estate Investment Trusts—1.2%
BioMed Realty Trust, Inc.	176,376	3,275
Semiconductors & Semiconductor Equipment—2.0%
Atmel Corp. ‡	147,030	1,428
Marvell Technology Group, Ltd. ‡	43,410	674
Xilinx, Inc.	88,240	3,163
Software—4.5%
Aspen Technology, Inc. ‡	102,850	1,852
CA, Inc.	57,360	1,479
Electronic Arts, Inc. ‡	220,480	4,094
Take-Two Interactive Software, Inc. ‡	293,950	4,586
Specialty Retail—1.0%
Abercrombie & Fitch Co.—Class A	58,790	2,701
Textiles, Apparel & Luxury Goods—1.3%
PVH Corp.	44,120	3,406
Wireless Telecommunication Services—0.9%
NII Holdings, Inc. ‡	124,970	2,513

Total Common Stocks (cost $225,971)		257,831

SECURITIES LENDING COLLATERAL—6.8%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% ▲	18,237,049	18,237
Total Securities Lending Collateral (cost $18,237)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.3%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $11,661 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $11,898.	$11,661	$11,661
Total Repurchase Agreement (cost $11,661)

Total Investment Securities (cost $255,869) P		287,729
Other Assets and Liabilities—Net		(18,110)

Net Assets		$269,619

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $17,831.

	Rate shown reflects the yield at 01/31/2012.

P	Aggregate cost for federal income tax purposes is $255,869. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $38,610 and $6,750, respectively. Net unrealized appreciation for tax purposes is $31,860.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$237,494	$20,337	$—	$257,831
Repurchase Agreement	—	11,661	—	11,661
Securities Lending Collateral	18,237	—	—	18,237

Total	$255,731	$31,998	$—	$287,729

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—86.3%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2016 p	$49,556	$52,584
0.13%, 01/15/2022	1,050	1,093
0.63%, 07/15/2021 g	60,929	67,008
1.13%, 01/15/2021	14,737	16,854
1.75%, 01/15/2028 g	42,224	52,299
2.00%, 01/15/2026 g	38,641	48,803
2.13%, 02/15/2040—02/15/2041	26,053	36,522
2.38%, 01/15/2025—01/15/2027	47,970	62,897
2.50%, 01/15/2029 ^	27,755	38,083
3.38%, 04/15/2032	637	1,014
3.63%, 04/15/2028	42,662	65,133
3.88%, 04/15/2029	52,122	83,415
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015	11,066	11,746
0.63%, 04/15/2013	1,284	1,315
1.25%, 04/15/2014—07/15/2020	15,297	17,559
1.38%, 01/15/2020	8,997	10,468
1.63%, 01/15/2015—01/15/2018	41,209	46,089
1.88%, 07/15/2013—07/15/2019	74,880	82,359
2.00%, 01/15/2014—01/15/2016	68,216	74,746
2.13%, 01/15/2019	20,042	24,277
2.38%, 01/15/2017	32,758	38,690
2.63%, 07/15/2017	7,204	8,741
3.00%, 07/15/2012	29,695	30,382
U.S. Treasury Note
2.00%, 11/15/2021	5,900	6,003

Total U.S. Government Obligations (cost $812,039)		878,080

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.4%
Fannie Mae
0.43%, 08/25/2034 *	110	107
0.96%, 02/25/2041 *	3,103	3,112
1.40%, 10/01/2044 *	39	39
Freddie Mac
0.52%, 02/15/2019 *	1,153	1,151

Total U.S. Government Agency Obligations (cost $4,421)		4,409

FOREIGN GOVERNMENT OBLIGATIONS—3.0%
Australia Government Bond
2.50%, 09/20/2030	AUD1,300	1,712
3.00%, 09/20/2025 ^	6,900	9,643
4.00%, 08/20/2020	2,800	5,572
Canadian Government Bond
2.00%, 12/01/2041	CAD326	473
2.75%, 09/01/2016 ^	2,600	2,764
3.00%, 12/01/2036	352	581
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2021	EUR2,203	2,178
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD2,200	2,781
United Kingdom Gilt
1.88%, 11/22/2022	GBP2,319	4,645

Total Foreign Government Obligations (cost $25,572)		30,349

MORTGAGE-BACKED SECURITIES—3.3%
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B
2.66%, 05/16/2047—144A *	$326	426

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Arran Residential Mortgages Funding PLC (continued)
Series 2011-1A, Class A1B 2.66%, 11/19/2047—144A *	$3,198	$4,181
Series 2011-1A, Class A2B 2.91%, 11/19/2047—144A *	7,900	10,316
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-3, Class A2 5.84%, 06/10/2049 *	132	134
Series 2007-3, Class A2FL 0.42%, 06/10/2049—144A *	132	130
Series 2007-5, Class A4 5.49%, 02/10/2051	530	591
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1 6.50%, 09/25/2033	27	28
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 2.71%, 03/25/2035 *	608	569
Series 2005-2, Class A2 3.02%, 03/25/2035 *	184	173
Series 2005-5, Class A1 2.22%, 08/25/2035 *	190	179
Series 2005-5, Class A2 2.25%, 08/25/2035 *	334	285
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1 2.23%, 09/25/2035 *	246	216
Series 2005-6, Class A2 2.45%, 09/25/2035 *	299	248
Series 2005-6, Class A3 2.10%, 09/25/2035 *	40	36
Series 2005-11, Class A1A 2.66%, 05/25/2035 *	34	30
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4 5.89%, 11/15/2044 *	400	457
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2 0.57%, 04/25/2035 *	1,008	583
Series 2005-R2, Class 1AF1 0.62%, 06/25/2035—144A *	211	178
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2 3.39%, 07/10/2044—144A	6,700	7,024
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2 0.50%, 06/25/2045 *	394	235
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1 2.66%, 09/25/2035 *	625	540
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4 5.43%, 12/12/2043	510	562
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 5.87%, 09/15/2045 * §	200	225

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1 0.68%, 03/25/2036 *	$641	$147
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-9, Class A4 5.70%, 09/12/2049	300	332
Morgan Stanley Capital I
Series 2007-IQ15, Class A4 6.07%, 06/11/2049 *	1,200	1,355
Permanent Master Issuer PLC
Series 2011-1A, Class 1A3 2.53%, 07/15/2042—144A *	400	522
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1 0.46%, 06/25/2046 *	1,025	370
Sequoia Mortgage Trust
Series 5, Class A 0.63%, 10/19/2026 *	90	77
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1 0.49%, 05/25/2046 *	926	430
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4 5.42%, 01/15/2045 *	720	797
Series 2006-C28, Class A4 5.57%, 10/15/2048	400	441
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A 2.54%, 09/25/2033 *	659	642
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A1 2.70%, 04/25/2036 *	1,853	1,423

Total Mortgage-Backed Securities (cost $35,421)		33,882

ASSET-BACKED SECURITIES—0.8%
Ares CLO, Ltd.
Series 2006-6RA, Class A1B 0.77%, 03/12/2018—144A *	743	709
Countrywide Asset-Backed Certificates
Series 2005-13, Class 3AV3 0.53%, 04/25/2036 *	241	207
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A 6.17%, 06/25/2036 *	1,158	698
Duane Street CLO
Series 2005-1A, Class A2 0.77%, 11/08/2017—144A *	485	471
Equity One, Inc.
Series 2004-1, Class AV2 0.58%, 04/25/2034 *	47	33
Gazprom OAO Via GAZ Capital SA 5.09%, 11/29/2015—144A	500	516
Series 16 7.34%, 04/11/2013—144A	300	315
Harvest CLO SA
Series IX, Class A1 2.23%, 03/29/2017 *	191	241
Katonah, Ltd.
Series 6A, Class A1A 0.88%, 09/20/2016—144A *	1,067	1,049

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Magi Funding PLC
Series I-A, Class A 2.02%, 04/11/2021—144A *	$651	$785
Magnolia Funding, Ltd.
Series 2010-1A, Class A1 3.00%, 04/20/2017—144A	268	350
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A 5.73%, 10/25/2036 *	435	228
Saxon Asset Securities Trust
Series 2003-1, Class AF7 4.03%, 06/25/2033 *	467	426
SLM Student Loan Trust
Series 2003-6, Class A4 0.75%, 12/17/2018 *	536	534
Series 2010-B, Class A1 2.21%, 08/15/2016—144A *	567	567
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A2 0.42%, 05/25/2047 *	900	621
Wood Street CLO BV
Series II-A, Class A1 1.99%, 03/29/2021—144A *	257	317

Total Asset-Backed Securities (cost $8,545)		8,067

MUNICIPAL GOVERNMENT OBLIGATIONS—0.1%
Buckeye Tobacco Settlement Financing Authority 5.88%, 06/01/2047	500	370
Tobacco Settlement Finance Authority —Series A 7.47%, 06/01/2047	665	491
Tobacco Settlement Financing Corp. —Series A 6.00%, 06/01/2023	315	316

Total Municipal Government Obligations (cost $1,405)		1,177

PREFERRED CORPORATE DEBT SECURITY—0.2%
Commercial Banks—0.2%
Wells Fargo & Co.—Series K 7.98%, 03/15/2018 *Ž ^	1,500	1,624
Total Preferred Corporate Debt Security (cost $1,500)

CORPORATE DEBT SECURITIES—14.1%
Capital Markets—1.6%
Goldman Sachs Group, Inc.
1.02%, 03/22/2016 *	5,455	4,875
1.76%, 11/15/2014 *	EUR300	367
Morgan Stanley
1.78%, 11/29/2013 *	100	126
1.81%, 03/01/2013 *	1,000	1,285
3.01%, 05/14/2013 *	$8,800	8,794
Morgan Stanley -Series F
1.01%, 10/18/2016 *	800	692
Commercial Banks—6.5%
ANZ National International, Ltd. 0.92%, 08/19/2014—144A *	2,000	2,009
Banco Bradesco SA 2.56%, 05/16/2014—144A *^	4,600	4,486
Banco Mercantil del Norte SA 4.38%, 07/19/2015—144A	100	102

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Banco Santander Brazil SA 2.66%, 03/18/2014—144A *	$7,500	$7,159
BBVA Bancomer SA 6.50%, 03/10/2021—144A	1,900	1,890
CIT Group, Inc. 5.25%, 04/01/2014—144A	1,000	1,018
Danske Bank A/S 1.62%, 04/14/2014—144A*^	3,800	3,642
HBOS PLC 0.73%, 09/06/2017 *	9,400	6,702
6.75%, 05/21/2018—144A	1,000	880
HSBC Bank PLC 3.10%, 05/24/2016—144A^	17,500	17,886
ICICI Bank, Ltd. 2.26%, 02/24/2014—144A *	600	564

ING Bank NV 1.94%, 06/09/2014—144A *	8,200	7,899
National Australia Bank, Ltd. 5.35%, 06/12/2013—144A^	1,400	1,460
Royal Bank of Scotland PLC 2.92%, 08/23/2013 *	7,000	6,892
Societe Generale SA 1.63%, 04/11/2014—144A *	3,800	3,582
Turkiye Garanti Bankasi AS 3.06%, 04/20/2016—144A *	500	450
Consumer Finance—0.4%
Ally Financial, Inc.
3.71%, 02/11/2014 *	100	98
3.96%, 06/20/2014 *	200	195
6.63%, 05/15/2012 ^	3,500	3,526
8.30%, 02/12/2015 ^	100	110
SLM Corp.
5.05%, 11/14/2014	300	302
Diversified Financial Services—2.7%
Countrywide Financial Corp. 5.80%, 06/07/2012^	500	506
Credit Agricole Home Loan SFH 1.31%, 07/21/2014—144A *	3,400	3,259
Ford Motor Credit Co., LLC
7.50%, 08/01/2012 ^	900	925
7.80%, 06/01/2012	450	458
FUEL Trust
3.98%, 06/15/2016—144A	3,600	3,666
International Lease Finance Corp.
6.50%, 09/01/2014—144A	600	632
6.75%, 09/01/2016—144A	500	538
7.13%, 09/01/2018—144A	1,000	1,095
Merrill Lynch & Co., Inc.
1.40%, 01/31/2014 *	EUR800	982
2.15%, 09/27/2012 *	7,400	9,572
SSIF Nevada, LP 1.27%, 04/14/2014—144A *	$5,700	5,610
Diversified Telecommunication Services—0.3%
TDC A/S
3.50%, 02/23/2015—Reg S	EUR2,000	2,714
Food Products—0.6%
Tyson Foods, Inc. 10.50%, 03/01/2014^	$5,000	5,800
Household Durables—0.3%
Black & Decker Corp. 8.95%, 04/15/2014^	3,000	3,452

	Principal (000’s)	Value (000’s)
Insurance—0.6%
American International Group, Inc.
6.77%, 11/15/2017—144A	GBP227	$356
8.18%, 05/15/2058 *	$3,650	3,522
8.63%, 05/22/2038—Reg S *	GBP250	342
Marsh & McLennan Cos., Inc. 5.75%, 09/15/2015	$1,093	1,219
Pacific Life Global Funding 5.15%, 04/15/2013—144A	300	313
Media—0.3%
CSC Holdings LLC 8.50%, 06/15/2015^	3,200	3,400
Metals & Mining—0.0% ¥
Gerdau Holdings, Inc.
7.00%, 01/20/2020—144A^	200	218
Oil, Gas & Consumable Fuels—0.8%
Petrobras International Finance Co. 3.88%, 01/27/2016	3,700	3,788
Petroleos Mexicanos 5.50%, 01/21/2021	800	866
6.50%, 06/02/2041	700	774
Transocean, Inc. 4.95%, 11/15/2015	2,300	2,442

Total Corporate Debt Securities (cost $143,420)		143,440

LOAN ASSIGNMENTS—0.6%
Consumer Finance—0.4%
Springleaf Finance Corp. 5.50%, 05/10/2017 *	4,400	4,092
Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc., Tranche B 4.00%, 07/02/2018 *	1,990	1,982

Total Loan Assignments (cost $6,366)		6,074

SHORT-TERM U.S. GOVERNMENT OBLIGATION—0.0% ¥
U.S. Treasury Bill 0.07%, 06/28/2012 ▲p	411	411
Total Short-Term U.S. Government Obligation (cost $411)
	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.0% ¥
Commercial Banks—0.0%¥
Wells Fargo & Co., 7.50% Ž	400	438
Total Convertible Preferred Stock (cost $400)
	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTIONS—0.0% ¥
Put Options—0.0% ¥
If exercised the Series receives floating
3 month LIBOR, and pays 3.75%,
European Style	9,200	122
Expires 09/24/2012 §
Total Purchased Swaptions (cost $308)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—3.4%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% ▲	34,535,430	$34,535
Total Securities Lending Collateral (cost $34,535)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.1%
State Street Bank & Trust Co.
0.03% ▲, dated 01/31/2012, to be repurchased at $706 on 02/01/2012.
Collateralized by a U.S. Government Agency
Obligation, 3.00%, due 12/01/2026, and with a value of $720.	$706	706
Total Repurchase Agreement (cost $706)

Total Investment Securities (cost $1,075,049) P		1,143,314
Other Assets and Liabilities—Net		(125,369)

Net Assets		$1,017,945

INFLATION FLOOR OPTIONS:

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Floor—OTC CPURNSA Index	DUB	215.95	Maximum of ((1 + 0.000%)[10] — Inflation Adjustment) or 0	03/10/2020	$(1,800)	$(14)	$(7)
Floor—OTC CPURNSA Index	CITI	215.95	Maximum of ((1 + 0.000%)[10] — Inflation Adjustment) or 0	03/12/2020	(7,600)	(64)	(18)
Floor—OTC CPURNSA Index	CITI	216.69	Maximum of ((1 + 0.000%)[10] — Inflation Adjustment) or 0	04/07/2020	(14,200)	(127)	(36)
Floor—OTC CPURNSA Index	CITI	217.97	Maximum of ((1 + 0.000%)[10] — Inflation Adjustment) or 0	09/29/2020	(1,700)	(22)	(5)

						$(227)	$(66)

WRITTEN SWAPTIONS: p

Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call—Interest Rate Swap, European Style	1-Year IRO USD	Receive	0.80%	10/11/2012	$(5,500)	$—	$(3)
Call—Interest Rate Swap, European Style	2-Year IRO USD	Receive	0.92	11/14/2012	(13,400)	—	(93)
Call—Interest Rate Swap, European Style	2-Year IRO USD	Receive	1.06	10/11/2012	(11,800)	—	(112)
Put—Interest Rate Swap, European Style	1-Year IRO USD	Pay	0.80	10/11/2012	(5,500)	—	(17)
Put—Interest Rate Swap, European Style	2-Year IRO USD	Pay	0.92	11/14/2012	(13,400)	—	(14)
Put—Interest Rate Swap, European Style	2-Year IRO USD	Pay	1.06	10/11/2012	(11,800)	—	(6)
Put—Interest Rate Swap, European Style	1-Year IRO USD	Pay	1.75	07/11/2013	(41,000)	(201)	(11)
Put—Interest Rate Swap, European Style	5-Year IRO USD	Pay	2.25	09/24/2012	(41,600)	(304)	(35)
Put—Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(1,400)	(9)	(♦)
Put—Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(3,300)	(23)	(♦)
Put—Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(67,100)	(538)	(1)
Put—Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(8,100)	(90)	(♦)
Put—Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(10,600)	(96)	(♦)
Put—Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(13,300)	(147)	(♦)
Put—Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(16,600)	(172)	(♦)
Put—Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(7,000)	(78)	(♦)
Put—Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,400)	(9)	(♦)
Put—Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,600)	(18)	(♦)

						$(1,685)	$(292)

OTC SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 01/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Black and Decker Corp., 8.95%, 04/15/2014	2.20%	06/20/2014	CITI	20.79	$3,000	$(143)	$	♦	$(143)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

OTC SWAP AGREEMENTS: (continued) p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION(1) (continued):

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 01/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76%	09/20/2015	BCLY	38.13	$6,000	$(79)	$	♦	$(79)
Societe Generale SA, 5.25%, 03/28/2013 §	1.00	06/20/2014	BCLY	237.12	3,800	128		134	(6)
Tyson Foods, Inc., 6.60%, 03/20/2014	1.00	03/20/2014	BNP	67.68	6,000	(28)		189	(217)

						$(122)		$323	$(445)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 01/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
20-Year Japan Government Bond, 2.00%, 03/21/2022	1.00%	12/20/2015	BOA	115.63	$500	$(3)	$8	$(11)
20-Year Japan Government Bond, 2.00%, 03/21/2022	1.00	12/20/2015	RBS	115.63	700	(4)	12	(16)
20-Year Japan Government Bond, 2.00%, 03/21/2022	1.00	12/20/2015	GSC	115.63	500	(3)	8	(11)
20-Year Japan Government Bond, 2.00%, 03/21/2022	1.00	12/20/2015	BOA	115.63	2,900	(15)	50	(65)
American International Group, Inc., 6.25%, 05/01/2036	5.00	12/20/2013	DUB	254.11	5,000	227	(190)	417
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BCLY	117.04	1,000	(6)	(13)	7
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	HSBC	117.04	1,000	(6)	(9)	3
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BCLY	117.04	1,000	(6)	(6)	♦
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	169.37	2,500	(124)	(68)	(56)
France Government Bond, 4.25%, 04/25/2019	0.25	06/20/2015	DUB	151.14	400	(16)	(9)	(7)
Petrobras International Finance Co., 8.38%, 12/10/2018	1.00	09/20/2012	DUB	70.96	300	♦	(1)	1
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	CITI	48.13	600	9	3	6
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	48.13	2,200	34	12	22
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	48.13	700	11	2	9
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	12/20/2015	DUB	58.71	900	12	16	(4)
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2016	CITI	68.34	1,000	12	11	1

						$122	$(174)	$296

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
Emerging Markets Index—Series 14	5.00%	12/20/2015	DUB	USD	$1,100	$95	$122	$(27)
Emerging Markets Index—Series 14	5.00	12/20/2015	UBS	USD	1,300	112	137	(25)
Emerging Markets Index—Series 14	5.00	12/20/2015	RBS	USD	600	52	65	(13)
Emerging Markets Index—Series 14	5.00	12/20/2015	CITI	USD	2,500	216	253	(37)
Emerging Markets Index—Series 15	5.00	06/20/2016	BCLY	USD	8,900	860	1,004	(144)

						$1,335	$1,581	$(246)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month EURIBOR	1.85%	10/15/2016	UBS	EUR	$3,000	$(70)	$(2)	$(68)
3-Month USD-LIBOR	1.50	11/02/2012	BCLY	USD	1,100	(1)	(1)	♦
BRL-CDI	11.89	01/02/2013	HSBC	BRL	4,800	95	2	93

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

OTC SWAP AGREEMENTS: (continued) p

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE (continued):

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
BRL-CDI	11.89%	01/02/2013	GSC	BRL	$20,100	$397	$4	$393
BRL-CDI	11.98	01/02/2013	MSC	BRL	5,300	110	♦	110
BRL-CDI	12.07	01/02/2013	UBS	BRL	14,900	332	(16)	348
BRL-CDI	10.58	01/02/2014	MSC	BRL	14,800	56	60	(4)
BRL-CDI	10.53	01/02/2014	HSBC	BRL	49,900	162	176	(14)
BRL-CDI §	10.38	01/02/2014	UBS	BRL	32,100	88	100	(12)
FRC-EXT-CPI	1.85	10/15/2016	BCLY	EUR	5,100	(105)	(44)	(61)

						$1,064	$279	$785

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
30-Year U.S. Treasury Bond	Long	167	03/21/2012	$306
90-Day Euro	Long	177	03/18/2013	256
90-Day Euro	Long	51	06/17/2013	95
90-Day Euro	Long	130	09/16/2013	218
90-Day Euro	Long	695	12/16/2013	1,305
90-Day Euro	Long	63	03/16/2015	54

				$2,234

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	CITI	(2,090)	02/23/2012	$(2,059)	$(155)
Australian Dollar	UBS	(2,307)	02/23/2012	(2,272)	(171)
Australian Dollar	JPM	(23,130)	02/23/2012	(22,729)	(1,765)
Australian Dollar	CITI	(1,470)	02/23/2012	(1,469)	(87)
Australian Dollar	JPM	(863)	02/23/2012	(888)	(26)
Australian Dollar	BCLY	(500)	02/23/2012	(510)	(19)
Brazilian Real	UBS	(336)	03/02/2012	(186)	(5)
Brazilian Real	MSC	(190)	03/02/2012	(100)	(8)
Brazilian Real	MSC	(648)	03/02/2012	(345)	(23)
Brazilian Real	HSBC	(648)	03/02/2012	(345)	(23)
Canadian Dollar	CITI	(474)	02/09/2012	(465)	(7)
Canadian Dollar	RBC	(824)	02/09/2012	(808)	(14)
Canadian Dollar	RBC	(1,772)	02/09/2012	(1,730)	(37)
Canadian Dollar	DUB	2,694	02/09/2012	2,639	47
Canadian Dollar	BCLY	3,914	02/09/2012	3,903	♦
Canadian Dollar	DUB	(203)	02/09/2012	(201)	(2)
Canadian Dollar	GSC	(3,335)	02/09/2012	(3,287)	(39)
Canadian Dollar	BCLY	(3,914)	03/22/2012	(3,898)	(♦)
Chinese Yuan Renminbi	DUB	16,915	02/13/2012	2,611	70
Chinese Yuan Renminbi	BCLY	(16,915)	02/13/2012	(2,680)	(1)
Chinese Yuan Renminbi	CITI	18,343	06/01/2012	2,881	26
Chinese Yuan Renminbi	BCLY	16,915	02/01/2013	2,683	1
Euro	GSC	492	02/02/2012	646	(2)
Euro	CITI	(492)	02/02/2012	(640)	(3)
Euro	CITI	492	03/02/2012	641	3
Euro	GSC	1,884	04/16/2012	2,400	65
Euro	DUB	828	04/16/2012	1,048	35
Euro	DUB	725	04/16/2012	939	10
Euro	MSC	2,099	04/16/2012	2,716	30
Euro	CITI	(46,516)	04/16/2012	(60,172)	(686)
Indian Rupee	HSBC	(16,329)	07/12/2012	(300)	(20)
Indian Rupee	JPM	(34,997)	07/12/2012	(630)	(55)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Indian Rupee	BCLY	(31,602)	07/12/2012	$(600)	$(19)
Indian Rupee	JPM	(33,196)	07/12/2012	(650)	♦
Indian Rupee	JPM	(33,235)	07/12/2012	(650)	(♦)
Indian Rupee	BCLY	(32,880)	07/12/2012	(600)	(44)
Indian Rupee	BCLY	(91,800)	07/12/2012	(1,800)	3
Indian Rupee	JPM	360,288	07/12/2012	7,751	(700)
Indian Rupee	DUB	(28,120)	07/12/2012	(508)	(43)
Indian Rupee	HSBC	(13,115)	07/12/2012	(235)	(22)
Indian Rupee	GSC	(13,106)	07/12/2012	(235)	(22)
Indian Rupee	BCLY	(31,908)	07/12/2012	(600)	(24)
Indonesian Rupiah	UBS	(148)	07/02/2012	♦	(♦)
Japanese Yen	DUB	(79,081)	02/14/2012	(1,031)	(6)
Malaysian Ringgit	BCLY	643	04/23/2012	206	4
Malaysian Ringgit	JPM	(947)	04/23/2012	(295)	(15)
Malaysian Ringgit	UBS	8,048	04/23/2012	2,649	(16)
Malaysian Ringgit	HSBC	(1,034)	04/23/2012	(323)	(15)
Malaysian Ringgit	JPM	(945)	04/23/2012	(295)	(14)
Malaysian Ringgit	BCLY	(1,038)	04/23/2012	(325)	(15)
Malaysian Ringgit	DUB	(1,038)	04/23/2012	(325)	(15)
Malaysian Ringgit	BCLY	(1,617)	04/23/2012	(505)	(24)
Malaysian Ringgit	DUB	(2,071)	04/23/2012	(647)	(31)
Mexican Peso	HSBC	36,740	03/15/2012	2,708	100
Mexican Peso	UBS	(6,880)	03/15/2012	(495)	(31)
Mexican Peso	HSBC	(9,552)	03/15/2012	(700)	(30)
Mexican Peso	UBS	(5,078)	03/15/2012	(365)	(23)
Mexican Peso	UBS	(15,150)	03/15/2012	(1,086)	(72)
Philippine Peso	BCLY	(32,236)	03/15/2012	(728)	(21)
Philippine Peso	DUB	(33,387)	03/15/2012	(760)	(16)
Philippine Peso	MSC	(26,058)	03/15/2012	(600)	(5)
Philippine Peso	CITI	149,566	03/15/2012	3,449	26
Philippine Peso	JPM	(52,068)	03/15/2012	(1,200)	(10)
Philippine Peso	JPM	(30,387)	03/15/2012	(700)	(6)
Philippine Peso	BCLY	100,228	03/15/2012	2,345	(16)
Philippine Peso	BCLY	(21,895)	03/15/2012	(500)	(9)
Philippine Peso	GSC	(23,309)	03/15/2012	(530)	(12)
Philippine Peso	BCLY	(30,443)	03/15/2012	(700)	(7)
Pound Sterling	CITI	1,073	03/12/2012	1,644	47
Pound Sterling	RBC	670	03/12/2012	1,032	24
Pound Sterling	DUB	491	03/12/2012	750	24
Pound Sterling	JPM	(5,746)	03/12/2012	(9,013)	(40)
Republic of Korea Won	MSC	(56,705)	02/27/2012	(50)	(♦)
Republic of Korea Won	BCLY	(681,000)	02/27/2012	(600)	(6)
Republic of Korea Won	HSBC	(690,601)	02/27/2012	(600)	(15)
Republic of Korea Won	MSC	(1,081,576)	02/27/2012	(950)	(13)
Republic of Korea Won	GSC	(701,632)	02/27/2012	(602)	(22)
Republic of Korea Won	CITI	6,276,645	02/27/2012	5,608	(22)
Republic of Korea Won	BCLY	(571,000)	02/27/2012	(500)	(8)
Republic of Korea Won	BCLY	(325,640)	02/27/2012	(280)	(10)
Republic of Korea Won	BCLY	(561,850)	02/27/2012	(500)	(♦)
Republic of Korea Won	BCLY	(583,375)	02/27/2012	(500)	(19)
Republic of Korea Won	MSC	(114,100)	02/27/2012	(100)	(2)
Republic of Korea Won	DUB	(325,584)	02/27/2012	(280)	(10)
Republic of Korea Won	BCLY	(582,500)	02/27/2012	(500)	(18)
Singapore Dollar	BCLY	(299)	02/10/2012	(230)	(8)
Singapore Dollar	DUB	(299)	02/10/2012	(230)	(8)
Singapore Dollar	CITI	(788)	02/10/2012	(617)	(10)
Singapore Dollar	UBS	♦	02/10/2012	♦	(♦)
Singapore Dollar	JPM	3,412	02/10/2012	2,618	95
Singapore Dollar	BCLY	(603)	02/10/2012	(461)	(18)
Singapore Dollar	HSBC	(390)	02/10/2012	(300)	(10)
Singapore Dollar	UBS	(390)	02/10/2012	(300)	(10)
Singapore Dollar	UBS	(321)	02/10/2012	(250)	(5)
Singapore Dollar	BCLY	(321)	02/10/2012	(250)	(5)
Singapore Dollar	UBS	♦	05/15/2012	♦	♦

					$(4,080)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$508	$(660)	$(152)
BOA	(18)	—	(18)
BNP	(28)	—	(28)
CITI	(833)	—	(833)
DUB	287	(320)	(33)
GSC	362	(290)	72
HSBC	216	—	216
JPM	(2,536)	2,190	(346)
MSC	145	(1,315)	(1,170)
RBC	(27)	—	(27)
RBS	48	—	48
UBS	129	—	129

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $33,775.
*	Floating or variable rate note. Rate is listed as of 01/31/2012.
§	Illiquid. At 01/31/2012, the fair value of illiquid investment securities aggregated to $347, or 0.03%, of the fund’s net assets, and illiquid derivatives aggregated to $294, or 0.03%, of the fund’s net assets.
Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $1,693, or 0.17%, of the fund’s net assets.
ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
♦	Amount is less than $1.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $1,075,049. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $77,974 and $9,709, respectively. Net unrealized appreciation for tax purposes is $68,265.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	A portion of these securities in the amount of $1,192 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
p	A portion of these securities in the amount of $2,346 and cash in the amount of $1,340 has been pledged by the broker as collateral with the custodian for open swap contracts, swaptions and forward foreign currency.
Cash in the amount of $1,245 has been segregated by the broker to cover open forwards contracts.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $96,560, or 9.49%, of the fund’s net assets.
BOA	Bank of America
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
FRC	Fixed Rate Credit
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over the Counter
RBS	Royal Bank of Scotland PLC
UBS	UBS Warburg LLC

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Securities	$—	$7,717	$350	$8,067
Convertible Preferred Stocks	438	—	—	438
Corporate Debt Securities	—	143,440	—	143,440
Foreign Government Obligations	—	30,349	—	30,349
Loan Assignments	—	6,074	—	6,074
Mortgage-Backed Securities	—	33,882	—	33,882
Municipal Government Obligations	—	1,177	—	1,177
Preferred Corporate Debt Securities	—	1,624	—	1,624
Purchased Swaptions	122	—	—	122
Repurchase Agreement	—	706	—	706
Securities Lending Collateral	34,535	—	—	34,535
Short-Term U.S. Government Obligations	—	411	—	411
U.S. Government Agency Obligations	—	4,409	—	4,409
U.S. Government Obligations	—	878,080	—	878,080

Total	$35,095	$1,107,869	$350	$1,143,314

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Inflation Floor Options	$—	$(66)	$—	$(66)
Written Swaptions	—	(292)	—	(292)

Total	$—	$(358)	$—	$(358)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts—Appreciation	$2,234	$—	$—	$2,234
Credit Default Swap—Appreciation	—	466	—	466
Credit Default Swap—Depreciation	—	(861)	—	(861)
Forward Foreign Currency Contracts —Appreciation	—	610	—	610
Forward Foreign Currency Contracts — Depreciation	—	(4,690)	—	(4,690)
Interest Rate Swaps—Appreciation	—	944	—	944
Interest Rate Swaps—Depreciation	—	(159)	—	(159)

Total	$2,234	$(3,690)	$—	$(1,456)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012
Asset –Backed Securities	$—	$—	$—	$—	$—	$—	$350	$—	$350	$—

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—22.9%
U.S. Treasury Bond
2.13%, 08/15/2021	$8,400	$8,671
2.63%, 11/15/2020 a p	16,300	17,680
3.13%, 05/15/2021	3,300	3,708
3.63%, 02/15/2021	5,000	5,841
3.75%, 08/15/2041	10,200	11,891
3.88%, 08/15/2040 ^	7,200	8,569
4.38%, 02/15/2038—05/15/2041	4,500	5,812
7.50%, 11/15/2024 ^	1,400	2,242
U.S. Treasury Inflation Indexed Bond
0.13%, 01/15/2022	7,397	7,702
1.13%, 01/15/2021 a	11,790	13,483
2.13%, 02/15/2041	2,893	4,056
U.S. Treasury Note
2.00%, 11/15/2021	28,000	28,491
2.38%, 05/31/2018 g a	15,000	16,200
3.13%, 11/15/2041	8,700	9,018

Total U.S. Government Obligations (cost $135,335)		143,364

U.S. GOVERNMENT AGENCY OBLIGATIONS—46.2%
Fannie Mae
0.38%, 01/25/2021 *	246	246
0.63%, 09/25/2042 *	365	362
1.40%, 03/01/2044—10/01/2044 *	1,507	1,544
2.11%, 07/01/2035 *	378	397
2.17%, 09/01/2035 *	660	689
2.33%, 01/01/2026 *	3	4
2.38%, 01/01/2028 *	44	46
2.40%, 11/01/2033 *	178	187
2.45%, 03/01/2034 *	278	292
3.50%, 11/01/2040—04/01/2041	22,386	23,283
4.00%, 04/01/2022—04/01/2041	55,139	58,476
4.50%, 12/01/2024	1,175	1,257
5.00%, 08/01/2020—01/01/2030	6,521	7,050
5.50%, 01/01/2035—03/01/2037	13,827	15,062
6.00%, 07/01/2038—09/01/2038	2,131	2,345
6.30%, 10/17/2038	534	616
Fannie Mae, IO
6.82%, 07/25/2034 * §	1,757	367
Fannie Mae, TBA
3.00%	1,000	1,039
3.50%	104,000	109,160
4.00%	3,000	3,180
4.50%	3,000	3,199
5.50%	2,000	2,173
Freddie Mac
1.39%, 10/25/2044 *	423	415
1.61%, 07/25/2044 *	434	446
2.10%, 09/01/2035 *	49	51
2.34%, 03/01/2034 *	176	182
2.35%, 11/01/2033 *	152	160
2.38%, 01/01/2036 *	2,860	3,004
2.47%, 03/01/2034 *	174	180
2.62%, 09/01/2035 *	733	780
4.00%, 01/01/2041	4,630	4,890

	Principal (000’s)	Value (000’s)
Freddie Mac (continued)
4.50%, 05/15/2018—10/01/2041	$33,149	$35,287
5.00%, 02/15/2020—08/15/2020	723	743
5.50%, 03/15/2017	♦	♦
6.50%, 04/15/2029—07/25/2043	26	29
Ginnie Mae
2.38%, 05/20/2024 *	45	46
6.50%, 06/20/2032	26	29
Ginnie Mae, IO
6.27%, 04/16/2033—10/16/2033 * §	1,501	277
6.31%, 08/16/2033 * §	2,141	412
6.32%, 09/20/2034 * §	1,374	263
Overseas Private Investment Corp.
Zero Coupon, 05/02/2013 §	9,320	9,418
Zero Coupon, 12/10/2012 §	2,600	2,687
U.S. Small Business Administration
4.50%, 02/01/2014	36	37

Total U.S. Government Agency Obligations (cost $283,891)		290,310

FOREIGN GOVERNMENT OBLIGATIONS—13.1%
Australia Government Bond
4.75%, 06/15/2016	AUD12,900	14,517
5.50%, 12/15/2013—01/21/2018	15,000	17,216
6.00%, 02/15/2017	4,000	4,772
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR4,500	7,027
Canadian Government Bond
1.50%, 03/01/2012	CAD8,100	8,082
1.75%, 03/01/2013	5,300	5,330
2.25%, 08/01/2014	20,200	20,760
Export-Import Bank of Korea
8.13%, 01/21/2014	$3,300	3,639
Republic of Brazil
10.25%, 01/10/2028	BRL1,000	642

Total Foreign Government Obligations (cost $76,777)		81,985

MORTGAGE-BACKED SECURITIES—7.9%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.47%, 09/25/2046 *	$919	486
Series 2006-4, Class 1A12
0.49%, 10/25/2046 *	2,087	989
Banc of America Funding Corp. Series 2005-D, Class A1
2.68%, 05/25/2035 *	846	808
Series 2006-J, Class 4A1
5.75%, 01/20/2047 *	108	70
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049	200	224
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 2A1
2.61%, 08/25/2033 *	715	688
Series 2003-8, Class 2A1
2.92%, 01/25/2034 *	17	16
Series 2003-8, Class 4A1
2.85%, 01/25/2034 *	132	125

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2005-2, Class A2
3.02%, 03/25/2035 *	$540	$508
Series 2005-5, Class A2
2.25%, 08/25/2035 *	245	209
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.81%, 09/25/2035 *	293	184
Series 2006-6, Class 32A1
2.83%, 11/25/2036 *	342	174
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.58%, 01/26/2036 *	298	175
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.53%, 08/25/2035—144A *	218	143
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.45%, 09/25/2035 *	299	248
Series 2007-10, Class 22AA
5.57%, 09/25/2037 *	1,945	1,125
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	370
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	228
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	2	2
Series 2005-81, Class A1
0.56%, 02/25/2037 *	642	319
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	430	321
Series 2006-J8, Class A2
6.00%, 02/25/2037	393	242
Series 2006-OA17, Class 1A1A
0.48%, 12/20/2046 *	2,460	1,102
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	670	453
Series 2007-HY4, Class 1A1
2.91%, 06/25/2037 *	1,109	670
Series 2007-OA6, Class A1B
0.48%, 06/25/2037 *	1,110	626
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.63%, 10/19/2032 *	16	10
Series 2004-12, Class 12A1
2.78%, 08/25/2034 *	413	313
Series 2004-R1, Class 2A
6.50%, 11/25/2034—144A	570	579
Series 2005-R2, Class 1AF1
0.62%, 06/25/2035—144A *	1,450	1,220
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.88%, 03/25/2032—144A *	1	♦

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-AR15, Class 2A1
2.40%, 06/25/2033 *	$919	$852
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	845	599
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	396	248
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.74%, 08/25/2035 *	72	56
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 *	129	111
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.52%, 03/19/2036 *	1,563	866
Series 2006-6, Class 5A1A
5.25%, 08/19/2036 *	581	392
Series 2006-12, Class 2A2A
0.47%, 01/19/2038 *	1,042	621
Series 2007-1, Class 2A1A
0.41%, 04/19/2038 *	1,088	654
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.58%, 12/25/2034 *	45	32
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2011-FL1, Class A
2.19%, 11/15/2028—144A * §	5,900	5,899
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	137	135
Series 2007-A1, Class 5A5
2.81%, 07/25/2035 *	755	687
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	2,135
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.48%, 10/25/2046 *	617	397
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.68%, 03/25/2036 *	135	31
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.73%, 12/15/2030 *	295	274
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.30%, 10/25/2035 *	42	34
Series 2005-3, Class 4A
0.53%, 11/25/2035 *	36	29
Series 2005-A10, Class A
0.49%, 02/25/2036 *	181	122

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.07%, 06/11/2049 *	$100	$113
Series 2007-XLFA, Class A1
0.35%, 10/15/2020—144A *	249	241
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.97%, 07/15/2042—144A *	2,100	2,094
Series 2011-1A, Class 1A3
2.53%, 07/15/2042—144A *	4,200	5,476
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.46%, 06/25/2046 *	307	111
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.68%, 01/25/2046 *	307	127
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	3	3
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.69%, 06/12/2044 *	3,800	3,014
Sequoia Mortgage Trust
Series 10, Class 2A1
1.04%, 10/20/2027 *	46	41
Series 2007-1, Class 1A1
2.43%, 01/20/2047 *	695	475
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.58%, 01/25/2035 *	194	115
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.94%, 09/19/2032 *	20	17
Series 2005-AR5, Class A1
0.53%, 07/19/2035 *	39	24
Series 2005-AR5, Class A2
0.53%, 07/19/2035 *	67	55
Series 2005-AR5, Class A3
0.53%, 07/19/2035 *	127	107
Series 2005-AR8, Class A1A
0.56%, 02/25/2036 *	541	275
Series 2006-AR3, Class 12A1
0.50%, 05/25/2036 *	634	301
Series 2006-AR6, Class 2A1
0.47%, 07/25/2046 *	2,268	1,180
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.48%, 06/25/2033 *	1,059	958
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.38%, 09/15/2021—144A *	774	741
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.45%, 02/27/2034 *	19	17
Series 2002-AR9, Class 1A
1.60%, 08/25/2042 *	10	8
Series 2003-AR5, Class A7
2.58%, 06/25/2033 *	671	656

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-AR9, Class 2A
2.54%, 09/25/2033 *	$1,300	$1,268
Series 2005-AR11, Class A1A
0.60%, 08/25/2045 *	577	436
Series 2006-AR9, Class 2A
2.70%, 08/25/2046 *	568	382
Series 2006-AR19, Class 1A
0.94%, 01/25/2047 *	1,053	539
Series 2006-AR19, Class 1A1A
0.93%, 01/25/2047 *	896	528
Series 2007-HY1, Class 4A1
2.61%, 02/25/2037 *	2,083	1,433
Series 2007-OA1, Class A1A
0.90%, 02/25/2047 *	2,254	1,193
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	107	108
Series 2004-CC, Class A1
2.59%, 01/25/2035 *	213	200
Series 2006-AR4, Class 2A6
5.62%, 04/25/2036 *	215	90
Series 2006-AR8, Class 2A4
2.70%, 04/25/2036 *	400	337

Total Mortgage-Backed Securities (cost $56,910)		49,464

ASSET-BACKED SECURITIES—4.7%
ACE Securities Corp.
Series 2006-NC3, Class A2A
0.33%, 12/25/2036 *	12	12
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.86%, 07/25/2032 *	4	3
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.63%, 06/25/2034 *	375	266
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.94%, 10/25/2032 *	13	11
Series 2006-SD4, Class 1A1
3.01%, 10/25/2036 *	797	551
Series 2007-AQ1, Class A1
0.39%, 11/25/2036 *	799	467
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.20%, 04/15/2016 *	3,700	5,679
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
0.32%, 12/25/2036 *	150	146
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1
0.33%, 07/25/2037 *	210	200
Series 2007-7, Class 2A1
0.36%, 10/25/2047 *	27	27

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET—BACKED SECURITIES (continued)
Credit-Based Asset Servicing and
Securitization LLC
Series 2007-CB1, Class AF1A
0.35%, 01/25/2037 *	$450	$89
First Franklin Mortgage Loan Asset Backed
Certificates
Series 2005-FF1, Class A2C
0.65%, 12/25/2034 *	15	14
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022	3,500	3,693
8.15%, 04/11/2018—144A ^	1,000	1,165
Series 2
8.63%, 04/28/2034	1,500	1,845
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.69%, 06/15/2020—144A *	604	752
Home Equity Asset Trust
Series 2002-1, Class A4
0.88%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.54%, 03/25/2037 *	3,500	1,224
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	165	166
Morgan Stanley Mortgage Loan Trust
Series 2007—3XS, Class 2A1A
0.35%, 01/25/2047 *	131	113
Series 2007—8XS, Class A1
5.75%, 04/25/2037 *	364	230
Series 2007—10XS, Class A1
6.00%, 07/25/2047 *	343	236
New Century Home Equity Loan Trust
Series 2006—1, Class A2B
0.46%, 05/25/2036 *	156	83
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.54%, 09/25/2035 *	77	68
Penarth Master Issuer PLC
Series 2011—1A, Class A1
0.93%, 05/18/2015—144A *	3,700	3,708
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.96%, 02/16/2019—144A *	2,603	2,584
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A
0.34%, 12/25/2036 *	84	18
Small Business Administration Participation
Certificates
Series 2003—20I, Class 1
5.13%, 09/01/2023	43	48
Series 2004—20C, Class 1
4.34%, 03/01/2024	276	299
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.86%, 01/25/2033 *	3	3
Series 2006-BC6, Class A2
0.36%, 01/25/2037 *	93	92

	Principal (000’s)	Value (000’s)
ASSET—BACKED SECURITIES (continued)
Venture CDO, Ltd.
Series 2007-8A, Class A2A
0.78%, 07/22/2021—144A *	$6,000	$5,599

Total Asset—Backed Securities (cost $30,389)		29,392

MUNICIPAL GOVERNMENT OBLIGATIONS—4.2%
Buckeye Tobacco Settlement Financing
Authority
5.88%, 06/01/2047	600	445
Chicago Board of Education—Class A
5.00%, 12/01/2012	255	265
Chicago Transit Authority—Class A
6.90%, 12/01/2040	4,900	6,036
Chicago Transit Authority—Class B
6.90%, 12/01/2040	2,700	3,326
City of Chicago, IL -Series A
4.75%, 01/01/2036	6,930	7,089
Kentucky State Property & Building Commission
5.37%, 11/01/2025	100	114
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.73%, 11/01/2023	100	116
State of California
5.65%, 04/01/2039 *	5,900	6,200
State of California—Build America Bonds
7.50%, 04/01/2034	300	394
Tobacco Settlement Finance Authority -Series A
7.47%, 06/01/2047	1,125	830
Tobacco Settlement Financing Corp.
5.25%, 06/01/2019	30	31
5.50%, 06/01/2026	200	220
5.88%, 05/15/2039	40	40
Tobacco Settlement Financing Corp. -Series 1A
5.00%, 06/01/2041	1,400	1,053

Total Municipal Government Obligations (cost $23,837)		26,159

PREFERRED CORPORATE DEBT SECURITIES—1.5%
Commercial Banks—1.5%
HSBC Capital Funding, LP
10.18%, 06/30/2030—144A * ž	150	189
Lloyds TSB Bank PLC
12.00%, 12/16/2024—144A * ž	5,300	4,875
Rabobank Nederland NV
11.00%, 06/30/2019—144A * ž	378	468
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 ž	3,000	2,040
Wells Fargo & Co.—Series K
7.98%, 03/15/2018 * ž ^	1,800	1,949

Total Preferred Corporate Debt Securities (cost $10,728)		9,521

CORPORATE DEBT SECURITIES—18.6%
Airlines—0.4%
Continental Airlines, Inc.
6.75%, 09/15/2015—144A	2,200	2,200

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Capital Markets — 3.2%
Goldman Sachs Group, Inc.
1.41%, 02/04/2013 *	EUR300	$387
1.76%, 11/15/2014 *	500	611
6.75%, 10/01/2037	$900	891
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 ‡	1,600	434
5.63%, 01/24/2013 ‡	4,100	1,117
6.88%, 05/02/2018 ‡	500	138
Lehman Brothers Holdings, Inc.— Series H
2.88%, 10/22/2008 ‡	200	54
Lehman Brothers Holdings, Inc. —Series I
6.75%, 12/28/2017 ‡	1,700	♦
Morgan Stanley
1.53%, 04/29/2013 *	6,100	5,949
1.66%, 04/13/2016 *	EUR1,900	2,148
3.45%, 11/02/2015	$4,200	4,085
5.50%, 07/28/2021	700	692
Morgan Stanley -Series MTN
6.63%, 04/01/2018	2,000	2,107
UBS AG
1.60%, 02/23/2012 *	1,400	1,401
Commercial Banks —3.9%
Barclays Bank PLC
5.45%, 09/12/2012 ^	2,600	2,662
6.05%, 12/04/2017 —144A	2,600	2,621
6.75%, 05/22/2019	2,500	2,905
10.18%, 06/12/2021 —144A	2,240	2,569
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 —144A	1,200	1,217
Cie de Financement Foncier
2.50%, 09/16/2015 —144A ^	6,000	5,907
Lloyds TSB Bank PLC
4.38%, 01/12/2015 — 144A	4,400	4,439
5.80%, 01/13/2020 —144A	700	713
Royal Bank of Scotland PLC
5.63%, 08/24/2020	2,000	2,062
Commercial Services & Supplies —0.0%¥
Korea Expressway Corp.
5.13%, 05/20/2015 -144A	200	212
Consumer Finance— 0.5%
Ally Financial, Inc.
3.96%, 06/20/2014 *	3,100	3,015
Diversified Financial Services —7.5%
Bank of America Corp.
7.63%, 06/01/2019	4,000	4,520
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	3,900	3,990
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900	2,094
6.40%, 10/02/2017	900	1,023
7.25%, 02/01/2018	2,100	2,511
Citigroup, Inc.
0.66%, 03/07/2014 *	2,000	1,893
2.51%, 08/13/2013 *	1,200	1,199
5.50%, 04/11/2013	1,400	1,453
6.00%, 08/15/2017	600	657

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Ford Motor Credit Co., LLC
7.00%, 10/01/2013	$400	$428
7.80%, 06/01/2012	600	611
General Electric Capital Corp.
6.50%, 09/15/2067—144A *	GBP400	580
International Lease Finance Corp.
7.13%, 09/01/2018—144A	$6,600	7,226
JPMorgan Chase & Co.
4.25%, 10/15/2020	1,900	1,934
4.40%, 07/22/2020	200	207
4.95%, 03/25/2020	900	965
6.30%, 04/23/2019	900	1,040
Merrill Lynch & Co., Inc.
1.40%, 01/31/2014 *	EUR1,000	1,228
6.88%, 04/25/2018	$3,900	4,209
Merrill Lynch & Co., Inc. -Series C
6.40%, 08/28/2017	400	423
SSIF Nevada, LP
1.27%, 04/14/2014—144A *	500	492
TNK-BP Finance SA
7.50%, 03/13/2013—Reg S	4,000	4,205
Volkswagen International Finance NV
1.03%, 10/01/2012—144A *	3,500	3,498
1.19%, 04/01/2014—144A *	1,600	1,569
Diversified Telecommunication Services—0.1%
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR124	166
KT Corp.
4.88%, 07/15/2015—144A	$200	210
Energy Equipment & Services—0.3%
NGPL Pipeco LLC
7.12%, 12/15/2017—144A	1,800	1,606
Food Products—1.0%
Wrigley WM Jr., Co.
2.45%, 06/28/2012—144A	6,300	6,344
Household Durables—0.1%
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020—144A	400	406
Insurance—0.3%
American International Group, Inc.
4.25%, 09/15/2014	1,000	1,005
5.60%, 10/18/2016	1,000	1,037
Metals & Mining—0.1%
CSN Resources SA
6.50%, 07/21/2020—144A	300	317
Paper & Forest Products—0.5%
Georgia-Pacific LLC
5.40%, 11/01/2020—144A ^	2,500	2,826
Tobacco—0.7%
Altria Group, Inc.
4.13%, 09/11/2015	400	437
9.70%, 11/10/2018	1,900	2,617
Reynolds American, Inc.
7.63%, 06/01/2016	200	240
7.75%, 06/01/2018	1,000	1,239

Total Corporate Debt Securities (cost $120,434)		116,941

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—0.0% ¥
U.S. Treasury Bill
0.04%, 03/29/2012 a	$20	$20
Total Short-Term U.S. Government Obligations (cost $20)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.3%
Commercial Banks—0.3%
Wells Fargo & Co., 7.50%	1,600	1,752
Total Convertible Preferred Stock (cost $1,384)

PREFERRED STOCK—0.1%
Thrifts & Mortgage Finance—0.1%
DG Funding Trust, 2.83%—144A * §	119	893
Total Preferred Stock (cost $1,266)

SECURITIES LENDING COLLATERAL—1.0%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% 	6,272,733	6,273
Total Securities Lending Collateral (cost $6,273)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $204 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $212.	$204	204
Total Repurchase Agreement (cost $204)

Total Investment Securities (cost $747,448) P		756,278
Other Assets and Liabilities—Net		(128,903)

Net Assets		$627,375

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT — (9.2%)
U.S. Government Agency Obligations —(9.2%)
Fannie Mae, TBA ☐
4.00%	$(1,000)	$(1,057)
4.50%	(800)	(854)
5.00%	(3,000)	(3,234)
5.50%	(15,000)	(16,289)
6.00%	(2,100)	(2,304)
Freddie Mac, TBA ☐
4.50%	(32,000)	(34,029)

Total Securities Sold Short (proceeds $57,703)		(57,767)

WRITTEN SWAPTIONS: a p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Put—Interest Rate Swap, European Style	UBS	2-Year IRO USD	Pay	2.25%	09/24/2012	$(600)	$(3)	$	(♦)
Put—Interest Rate Swap, European Style	CITI	2-Year IRO USD	Pay	2.25	09/24/2012	(1,500)	(10)		(♦)
Put—Interest Rate Swap, European Style	CSFB	10-Year IRO USD	Pay	10.00	07/10/2012	(100)	(1)		(♦)
Put—Interest Rate Swap, European Style	BCLY	10-Year IRO USD	Pay	10.00	07/10/2012	(400)	(3)		(♦)
Put—Interest Rate Swap, European Style	RBS	10-Year IRO USD	Pay	10.00	07/10/2022	(700)	(5)		(♦)
Put—Interest Rate Swap, European Style	MSC	10-Year IRO USD	Pay	10.00	07/10/2012	(7,400)	(45)		—

							$(67)	$	(♦)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: a p

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America High Yield Index - Series 14	5.00%	06/20/2015	BCLY	USD	$7,840	$(66)	$258	$(324)
North America High Yield Index - Series 15	5.00	12/20/2015	BCLY	USD	23,912	(26)	1,137	(1,163)

						$(92)	$1,395	$(1,487)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	3.25%	12/21/2021	CITI	USD	$17,800	$(2,254)	$(1,712)	$(542)

OTC SWAP AGREEMENTS: a p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 01/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)		Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	22.84	$20	$	(♦)	$	♦	$	(♦)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 01/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)		Premiums (Received) (000’s)		Unrealized (Depreciation) (000’s)
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00%	03/20/2012	BCLY	214.38	$200	$	(♦)	$	(♦)	$	(♦)

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (Received) (000’s)		Unrealized Appreciation (Depreciation) (000’s)
Dow Jones North America Investment Grade Index—Series 5	0.14%	12/20/2012	MSC	USD	$4,500	$(3)	$	♦	$(3)
North America High Yield Index—Series 14	5.00	06/20/2015	DUB	USD	6,468	(29)		329	(358)
North America Investment Grade Index — Series 15	1.00	12/20/2015	MSC	USD	8,300	(25)		(31)	6

						$(57)		$298	$(355)

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums (Received) (000’s)		Unrealized Appreciation (Depreciation) (000’s)
Dow Jones North America Investment Grade Index—Series 5	0.46%	12/20/2015	MSC	USD	$3,200	$(284)	$	♦	$(284)
North America Investment Grade Index — Series 16 §	1.00	06/20/2016	BCLY	USD	12,900	(3)		(108)	105

						$(287)		$(108)	$(179)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

OTC SWAP AGREEMENTS (continued): a p

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (000’s)
6-Month AUD BBR-BBSW	4.35%	12/15/2017	DUB	AUD	2,200	$147	$(8)	$155
6-Month AUD BBR-BBSW	4.35	12/15/2017	BCLY	AUD	3,600	241	(15)	256
6-Month EURIBOR	1.00	03/21/2017	MSC	EUR	10,000	261	(64)	325
6-Month EURIBOR	1.00	03/21/2017	BCLY	EUR	10,000	261	(63)	324
BRL-CDI	1.00	01/02/2014	GSC	BRL	4,000	98	1	97
BRL-CDI	1.00	01/02/2014	GSC	BRL	37,100	896	(17)	913
BRL-CDI	1.00	01/02/2014	HSBC	BRL	9,900	198	16	182
BRL-CDI	1.00	01/02/2014	JPM	BRL	3,300	71	3	68
BRL-CDI	1.00	01/02/2014	HSBC	BRL	3,200	70	4	66
BRL-CDI	1.00	01/02/2014	MSC	BRL	35,500	135	46	89
BRL-CDI	1.00	01/02/2014	UBS	BRL	17,900	103	52	51
BRL-CDI	1.00	01/02/2014	HSBC	BRL	9,200	29	3	26
BRL-CDI	1.00	01/02/2014	HSBC	BRL	11,600	315	14	301
BRL-CDI §	1.00	01/02/2014	UBS	BRL	4,700	13	13	¿
BRL-CDI §	1.00	01/02/2015	MSC	BRL	1,100	1	¿	1
MXN-TIIE-Banxico	1.00	03/05/2013	MSC	MXN	64,800	83	(2)	85
MXN-TIIE-Banxico	4.80	06/02/2021	UBS	MXN	80,200	596	248	348

						$3,518	$231	$3,287

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	12/21/2016	DUB	USD	$31,300	$(788)	$152	$(940)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Long	136	03/21/2012	$298
5-Year U.S. Treasury Note	Short	(34)	03/30/2012	(46)

				$252

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	CITI	17,631	02/02/2012	$17,947	$768
Australian Dollar	DUB	480	02/02/2012	481	29
Australian Dollar	WBC	(63,610)	02/02/2012	(62,617)	(4,898)
Australian Dollar	HSBC	(45,499)	03/15/2012	(48,179)	114
Brazilian Real	UBS	(3,856)	03/02/2012	(2,128)	(61)
Canadian Dollar	RBC	(7,758)	02/09/2012	(7,614)	(121)
Canadian Dollar	BCLY	(26,603)	02/09/2012	(25,985)	(540)
Canadian Dollar	RBC	4,926	02/09/2012	4,933	(22)
Canadian Dollar	RBC	(4,926)	03/22/2012	(4,929)	22
Chinese Yuan Renminbi	CITI	3,751	02/13/2012	591	3
Chinese Yuan Renminbi	UBS	7,389	02/13/2012	1,147	24

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Chinese Yuan Renminbi	BCLY	3,351	02/13/2012	$521	$10
Chinese Yuan Renminbi	DUB	1,810	02/13/2012	279	8
Chinese Yuan Renminbi	BCLY	9,703	02/13/2012	1,505	33
Chinese Yuan Renminbi	JPM	11,209	02/13/2012	1,743	34
Chinese Yuan Renminbi	JPM	6,168	02/13/2012	968	10
Chinese Yuan Renminbi	JPM	9,360	02/13/2012	1,453	31
Chinese Yuan Renminbi	DUB	8,849	02/13/2012	1,373	29
Chinese Yuan Renminbi	CITI	3,176	02/13/2012	493	10
Chinese Yuan Renminbi	HSBC	3,828	02/13/2012	600	7
Chinese Yuan Renminbi	JPM	6,156	02/13/2012	966	10
Chinese Yuan Renminbi	UBS	(103,161)	02/13/2012	(16,344)	(7)
Chinese Yuan Renminbi	DUB	9,196	02/13/2012	1,427	30
Chinese Yuan Renminbi	CITI	2,751	02/13/2012	428	8
Chinese Yuan Renminbi	JPM	7,219	02/13/2012	1,133	11
Chinese Yuan Renminbi	CITI	9,245	02/13/2012	1,434	31
Chinese Yuan Renminbi	JPM	275	06/01/2012	43	1
Chinese Yuan Renminbi	CITI	4,808	06/01/2012	755	7
Chinese Yuan Renminbi	JPM	551	06/01/2012	86	1
Chinese Yuan Renminbi	UBS	103,161	02/01/2013	16,366	5
Chinese Yuan Renminbi	GSC	6,562	02/01/2013	1,046	(5)
Chinese Yuan Renminbi	DUB	6,353	02/01/2013	1,004	4
Chinese Yuan Renminbi	DUB	8,367	02/01/2013	1,330	(2)
Chinese Yuan Renminbi	UBS	7,078	08/05/2013	1,121	7
Chinese Yuan Renminbi	DUB	2,000	08/05/2013	319	(1)
Danish Krone	HSBC	1,194	03/08/2012	215	(5)
Euro	CITI	(338)	04/16/2012	(444)	2
Euro	UBS	(3,085)	04/16/2012	(3,936)	(100)
Euro	DUB	(9,305)	04/16/2012	(11,939)	(235)
Euro	BCLY	(3,944)	04/16/2012	(5,056)	(105)
Euro	UBS	(4,045)	04/16/2012	(5,144)	(149)
Euro	CITI	(2,914)	04/16/2012	(3,729)	(84)
Indian Rupee	JPM	242,258	07/12/2012	5,212	(471)
Japanese Yen	DUB	(195,332)	02/14/2012	(2,548)	(15)
Malaysian Ringgit	JPM	9	04/23/2012	3	(¿ )
Mexican Peso	HSBC	66,686	03/15/2012	4,915	182
Mexican Peso	HSBC	35	03/15/2012	2	¿
Mexican Peso	BCLY	155	03/15/2012	11	1
Mexican Peso	BCLY	349	03/15/2012	25	2
Norwegian Krone	CSFB	5,259	02/16/2012	873	22
Norwegian Krone	UBS	5,259	02/16/2012	874	22
Norwegian Krone	GSC	5,260	02/16/2012	873	23
Pound Sterling	JPM	(13,391)	03/12/2012	(21,001)	(93)
Pound Sterling	DUB	3,608	03/12/2012	5,581	103
Republic of Korea Won	CITI	(1,438,625)	02/27/2012	(1,250)	(30)
Republic of Korea Won	CITI	6,568,815	02/27/2012	5,869	(23)
Republic of Korea Won	UBS	(1,660,167)	02/27/2012	(1,444)	(34)
Republic of Korea Won	GSC	(1,860,595)	02/27/2012	(1,613)	(43)
Republic of Korea Won	UBS	(331,114)	02/27/2012	(288)	(7)
Republic of Korea Won	UBS	(1,324,339)	02/27/2012	(1,152)	(27)
Singapore Dollar	UBS	(9)	02/10/2012	(7)	(¿ )
Singapore Dollar	JPM	9	02/10/2012	7	¿
Singapore Dollar	UBS	9	05/15/2012	7	¿
Taiwan Dollar	BCLY	122,831	04/09/2012	4,066	91

					$(5,383)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 1/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(9)	$(540)	$(549)
CITI	692	(1,933)	(1,241)
CSFB	22	—	22
DUB	(720)	385	(335)
GSC	969	(1,220)	(251)
HSBC	910	(820)	90
JPM	(395)	273	(122)
MSC	168	(135)	33
RBC	(121)	—	(121)
RBS	(♦)	—	(♦)
UBS	385	(770)	(385)
WBC	(4,898)	—	(4,898)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $5,825.
*	Floating or variable rate note. Rate is listed as of 01/31/2012.
Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $4,332, or 0.69%, of the fund’s net assets.
ž	The security has a perpetual maturity. The date shown is the next call date.
In default.
‡	Non-income producing security.
§	Illiquid. At 01/31/2012, the fair value of illiquid investment securities aggregated to $20,216, or 3.22%, of the fund’s net assets, and illiquid derivatives aggregated to $11, or less than 0.01%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $747,448. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,249 and $20,419, respectively. Net unrealized appreciation for tax purposes is $8,830.
♦	Amount is less than 1.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	A portion of this security in the amount of $472 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
a	A portion of these securities in the amount of $2,650 and cash in the amount of $3 have been segregated as collateral with the broker for open swap contracts and/or for swaptions.
p	A portion of these securities in the amount of $678 and cash in the amount of $3,595 have been pledged with the broker as collateral for open swap contracts, swaptions and forward foreign currency.
☐	Cash in the amount of $630 has been segregated as collateral with the custodian for open short TBA transactions.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 01/31/2012, these securities aggregated $81,578, or 13.00%, of the fund’s net assets.
BBR—
BBSW	Bank Bill Rate—Bank Bill Swap Interest Rate
BCLY	Barclays Bank PLC
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over the Counter
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexico Interbank Interest Rate)
UBS	UBS AG
WBC	Westpack Banking Corporation

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Asset-Backed Securities	$—	$29,392	$—	$29,392
Convertible Preferred Stocks	1,752	—	—	1,752
Corporate Debt Securities	—	116,941	—	116,941
Foreign Government Obligations	—	81,985	—	81,985
Mortgage-Backed Securities	—	49,464	—	49,464
Municipal Government Obligations	—	26,159	—	26,159
Preferred Corporate Debt Securities	—	9,521	—	9,521
Preferred Stocks	—	—	893	893
Repurchase Agreement	—	204	—	204
Securities Lending Collateral	6,273	—	—	6,273
Short-Term U.S. Government Obligations	—	20	—	20
U.S. Government Agency Obligations	—	290,310	—	290,310
U.S. Government Obligations	—	143,364	—	143,364

Total	$8,025	$747,360	$893	$756,278

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
U.S. Government Agency Obligations	$—	$(57,767)	$—	$(57,767)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (continued)(all amounts in thousands): '

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Written Swaptions	$—	$	(♦)	$—	$	(♦)

Other Financial Instruments F	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Futures Contracts — Appreciation	$298	$—	$—	$298
Futures Contracts — Depreciation	(46)	—	—	(46)
Credit Default Swap — Appreciation	—	111	—	111
Credit Default Swap — Depreciation	(1,487)	(645)	—	(2,132)
Forward Contracts — Appreciation	—	1,695	—	1,695
Forward Contracts — Depreciation	—	(7,078)	—	(7,078)
Interest Rate Swaps — Appreciation	—	3,287	—	3,287
Interest Rate Swaps — Depreciation	(542)	(940)	—	(1,482)

Total	$(1,777)	$(3,570)	$—	$(5,347)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2012 ƒ
Preferred Stocks	$895	$—	$—	$—	$—	$(2)	$—	$—	$893	$(2)

'	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
F	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 01/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—96.5%
Australia—8.3%
Amcor, Ltd.	386,520	$2,889
Ansell, Ltd.^	204,754	3,232
Aston Resources, Ltd. ‡ ^	140,728	1,433
Computershare, Ltd.	366,691	2,978
Dart Energy, Ltd. ‡	3,651,228	1,686
Iluka Resources, Ltd.	118,189	2,299
Mesoblast, Ltd. ‡ ^	146,085	1,000
Mineral Deposits, Ltd. ‡	153,730	929
Mirvac Group REIT	1,347,359	1,767
Myer Holdings, Ltd. ^	899,417	2,044
Sims Metal Management, Ltd.^	156,203	2,495
Starpharma Holdings, Ltd. ‡	1,159,097	1,489
Transfield Services, Ltd.	645,222	1,370
Austria—2.4%
Kapsch TrafficCom AG	38,000	3,023
Mayr Melnhof Karton AG ^	16,000	1,505
Rosenbauer International AG §	50,000	2,520
Belgium—1.1%
Melexis NV	30,000	447
Nyrstar ‡	125,000	1,167
Tessenderlo Chemie NV	55,000	1,878
Bermuda—2.2%
Biosensors International Group, Ltd. ‡	1,082,000	1,394
Dockwise, Ltd. ‡	51,308	866
Ports Design, Ltd.	1,430,500	2,343
Yuexiu Transport Infrastructure, Ltd.	4,480,000	1,941
Brazil—1.1%
BR Properties SA	86,558	944
Brazil Pharma SA ‡	180,000	896
Cyrela Brazil Realty SA Empreendimentose Participacoes	78,916	731
PDG Realty SA Empreendimentose
Participacoes	197,368	800
Canada—0.3%
Niko Resources, Ltd.	20,030	979
Cayman Islands—2.0%
Comba Telecom Systems Holdings, Ltd.	1,094,500	766
Concord Medical Services Holdings, Ltd.
ADR ^ §	286,786	1,035
EVA Precision Industrial Holdings, Ltd.	3,578,000	641
Evergreen International Holdings, Ltd.	4,115,000	998
Leoch International Technology, Ltd.	7,959,000	1,919
Parkson Retail PLC	931,500	1,106
Denmark—1.2%
Jyske Bank A/S ‡	60,000	1,769
Sydbank A/S	105,000	1,789
France—4.0%
Alten, Ltd.	20,000	553
Bourbon SA ^	75,000	2,549
Club Mediterranee ‡ ∧	90,000	1,801
Groupe Eurotunnel SA	350,000	2,883
IPSOS	20,000	638
Lectra §	284,000	1,760
Medica SA	115,000	1,851
Pierre & Vacances SA	8,100	294
Germany—6.1%
CANCOM AG	25,000	282
Carl Zeiss Meditec AG	8,221	174
Cewe Color Holding AG	18,651	793
Freenet AG ∧	250,000	3,357
MTU Aero Engines Holding AG	18,000	1,255
Prime Office AG REIT ‡	90,000	455
Rheinmetall AG	70,000	3,753
RIB Software AG ‡ §	170,000	861
STRATEC Biomedical AG	34,000	1,343
Takkt AG	80,000	1,101

	Shares	Value (000’s)
Germany (continued)
Tipp24 SE ‡	30,000	$1,295
Tom Tailor Holding AG ‡	140,000	2,269
Wirecard AG	75,000	1,348
Xing AG ‡	8,500	513
Hong Kong—1.3%
Dah Sing Banking Group, Ltd.	1,749,640	1,766
Techtronic Industries Co.	2,004,000	2,227
Indonesia—1.2%
Ciputra Property PT	36,066,000	2,248
United Tractors PT	343,484	1,083
Ireland—3.1%
DCC PLC	140,000	3,388
Grafton Group PLC	350,000	1,207
IFG Group PLC	740,000	1,085
Irish Continental Group PLC	85,000	1,657
James Hardie Industries SE	169,224	1,274
Smurfit Kappa Group PLC ‡	100,000	834
Isle of Man—0.9%
Exillon Energy PLC ‡	275,000	1,083
Lamprell PLC ^	350,000	1,652
Italy—3.2%
Amplifon SpA	99,000	445
Azimut Holding SpA	400,000	3,399
Banca Popolare di Milano Scarl	1,000,000	521
Cairo Communication SpA	300,000	1,107
Natuzzi SpA ADR ‡ §	200,000	600
Prysmian SpA ^	180,000	2,703
Safilo Group SpA ‡	60,000	429
Sorin SpA ‡	300,000	544
Japan—17.9%
Accordia Golf Co., Ltd.	2,471	1,909
AICA Kogyo Co., Ltd.	29,300	410
Arcs Co., Ltd.	96,000	1,873
Asahi Diamond Industrial Co., Ltd. ^	82,100	1,055
Daido Steel Co., Ltd. ^	182,000	1,192
Exedy Corp.	33,000	1,007
Fujikura Kasei Co., Ltd.	71,600	364
Glory, Ltd.	82,800	1,802
Hitachi Transport System, Ltd.	64,200	1,092
Icom, Inc. ^	10,900	286
JSP Corp. ^	85,100	1,373
Koito Manufacturing Co., Ltd. ^	103,000	1,661
Kureha Corp. ^	406,000	1,955
Kuroda Electric Co., Ltd.	103,500	1,105
Lintec Corp.	55,700	1,058
Miura Co., Ltd. ^	14,300	407
Modec, Inc. ^	143,900	2,575
Musashi Seimitsu Industry Co., Ltd.	115,600	2,660
Nabtesco Corp. ^	31,300	665
NEC Networks & System Integration Corp.∧	140,100	2,044
Nichi-Iko Pharmaceutical Co., Ltd. ^	82,800	1,941
Nidec Copal Corp.∧	54,700	595
Nifco, Inc.∧	31,800	849
Nihon Parkerizing Co., Ltd.	174,000	2,299
Nippon Soda Co., Ltd. ^	476,000	2,347
Nippon Thompson Co., Ltd. ^	264,000	1,566
Nitta Corp.∧	114,100	2,130
OSAKA Titanium Technologies Co. ^	22,300	1,005
Shinko Plantech Co., Ltd.∧	64,500	531
Shinmaywa Industries, Ltd.	62,000	299
Sumida Corp.	60,800	389
Takasago International Corp.	265,000	1,269
Tokai Tokyo Financial Holdings, Inc.	791,000	2,397
Toyo Tanso Co., Ltd. ^	37,200	1,518
Trusco Nakayama Corp.∧	123,000	2,487
Tsumura & Co.∧	47,200	1,406

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Tsuruha Holdings, Inc. ∧	20,300	$1,088
Tsutsumi Jewelry Co., Ltd.	53,900	1,288
Unipres Corp.	49,000	1,529
Yushin Precision Equipment Co., Ltd.	75,100	1,408
Jersey, Channel Islands—0.4%
Regus PLC	600,000	870
West China Cement, Ltd.	2,704,000	450
Korea, Republic of—3.3%
BS Financial Group, Inc.	281,410	3,195
Hankook Tire Co., Ltd.	52,170	2,083
Mando Corp.	18,474	2,992
Taewoong Co., Ltd. ‡ ∧	56,109	1,498
Luxembourg—0.6%
SAF-Holland SA ‡ ∧	290,000	1,749
Malaysia—0.2%
Media Prima Bhd	855,900	720
Netherlands—5.0%
Delta Lloyd NV	240,000	4,392
DOCdata NV	4,025	70
Fugro NV	40,000	2,629
Imtech NV ^	140,000	4,325
Koninklijke Ten Cate NV	65,000	2,018
LBi International NV ‡	600,000	1,577
Unit 4 NV	3,231	76
New Zealand—1.6%
Chorus, Ltd. ‡ ^	378,172	1,018
Fletcher Building, Ltd. ^	717,658	3,856
Norway—1.9%
Morpol ASA ‡	400,000	682
Pronova BioPharma AS ‡	440,000	496
Statoil Fuel & Retail ASA ‡	360,000	2,667
Storebrand ASA	360,000	1,779
Singapore—3.4%
First Resources, Ltd. ^	2,034,000	2,652
Mapletree Industrial Trust REIT	2,089,800	1,860
STX OSV Holdings, Ltd. ^	1,912,000	2,158
UOL Group, Ltd.	317,000	1,159
Yanlord Land Group, Ltd.∧	2,398,000	2,192
Spain—0.6%
Codere SA ‡ ^	110,000	953
Pescanova SA ^	25,000	862
Sweden—1.5%
Byggmax Group AB	610,199	3,112
FinnvedenBulten AB ‡	205,000	1,341
Switzerland—4.8%
Forbo Holding AG ‡	3,000	1,801
Gategroup Holding AG ‡	110,000	3,107
Helvetia Holding AG	10,500	3,525
Kuoni Reisen Holding AG	7,700	2,279
Orior AG ‡ §	40,000	2,043
Temenos Group AG ‡ ∧	33,400	602
Uster Technologies AG	27,000	1,203
Taiwan—0.2%
CTCI Corp.	253,000	356
Lung Yen Life Service Corp.	96,000	312
Thailand—0.3%
Quality Houses PCL∧	17,121,000	869
United Kingdom—16.4%
A.G.BARR PLC	60,000	1,135
Albemarle & Bond Holdings ∧§	350,000	1,883
Anglo Pacific Group PLC	350,000	1,604
Ashtead Group PLC	550,000	2,038
Berendsen PLC	150,000	1,089
Berkeley Group Holdings PLC ‡	70,000	1,398
Bovis Homes Group PLC	135,741	950
Consort Medical PLC	100,000	844
CSR PLC	250,000	913

	Shares	Value (000’s)
United Kingdom (continued)
De La Rue PLC	50,000	$738
Debenhams PLC	1,000,000	1,068
Dechra Pharmaceuticals PLC ∧	200,000	1,658
Derwent London PLC REIT	50,285	1,326
Devro PLC	450,000	1,888
Dignity PLC	110,000	1,352
E2V Technologies PLC ∧	850,000	1,602
Elementis PLC	700,000	1,691
Fidessa Group PLC	60,000	1,569
Future PLC	1,200,000	196
Grainger PLC	854,036	1,332
IG Group Holdings PLC	100,000	746
John Wood Group PLC	155,555	1,613
Keller Group PLC	154,801	861
Kier Group PLC	50,000	1,056
Millennium & Copthorne Hotels PLC	231,771	1,625
Morgan Crucible Co. PLC	304,006	1,498
Pennon Group PLC	140,000	1,534
Premier Oil PLC ‡	250,000	1,619
PZ Cussons PLC	300,000	1,443
SDL PLC	165,000	1,687
Senior PLC	800,000	2,269
Shanks Group PLC	950,000	1,473
SIG PLC	800,000	1,256
Travis Perkins PLC ∧	100,000	1,382
TT electronics PLC	221,688	583
Ultra Electronics Holdings PLC	40,000	966
Vitec Group PLC	117,844	1,034
William Hill PLC	350,000	1,239

Total Common Stocks (cost $284,795)		293,968

SECURITIES LENDING COLLATERAL—11.4%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% ▲	34,591,865	34,592
Total Securities Lending Collateral (cost $34,592)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.1%
State Street Bank & Trust Co.
0.03% ▲, dated 01/31/2012, to be repurchased at $6,505 on 02/01/2012.
Collateralized by a U.S. Government Agency
Obligation, 4.00%, due 09/25/2039, and with a value of $6,637.	$6,505	6,505
Total Repurchase Agreement (Cost $6,505)

Total Investment Securities (cost $325,892)		335,065
Other Assets and Liabilities—Net		(30,374)

Net Assets		$304,691

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Machinery	6 .0%	$20,044
Chemicals	4 .5	15,084
Auto Components	4 .4	15,022
Energy Equipment & Services	3 .7	12,415
Hotels, Restaurants & Leisure	3 .4	11,395
Metals & Mining	3 .1	10,520
Specialty Retail	3 .1	10,334
Insurance	2 .9	9,696
Trading Companies & Distributors	2 .8	9,475
Commercial Services & Supplies	2 .8	9,440
Commercial Banks	2 .7	9,040
Construction & Engineering	2 .7	8,954
Real Estate Management & Development	2 .6	8,744
Household Durables	2 .5	8,507
Health Care Equipment & Supplies	2 .4	7,976
Industrial Conglomerates	2 .1	7,141
Pharmaceuticals	2 .1	6,990
Oil, Gas & Consumable Fuels	2 .1	6,971
Software	2 .0	6,555
Electrical Equipment	1 .8	6,140
Food Products	1 .8	6,084
Food & Staples Retailing	1 .8	5,900
Capital Markets	1 .7	5,796
Electronic Equipment & Instruments	1 .7	5,597
Construction Materials	1 .7	5,580
Real Estate Investment Trusts	1 .6	5,408
Containers & Packaging	1 .6	5,227
IT Services	1 .5	5,161
Textiles, Apparel & Luxury Goods	1 .4	4,790
Diversified Telecommunication Services	1 .3	4,375
Multiline Retail	1 .3	4,218
Road & Rail	1 .2	3,975
Marine	1 .1	3,815
Health Care Providers & Services	0 .9	2,886
Media	0 .8	2,731
Aerospace & Defense	0 .7	2,221
Internet Software & Services	0 .6	2,090
Transportation Infrastructure	0 .6	1,941
Consumer Finance	0 .6	1,883
Diversified Financial Services	0 .6	1,831
Leisure Equipment & Products	0 .5	1,629
Water Utilities	0 .5	1,534
Household Products	0 .4	1,443
Semiconductors & Semiconductor Equipment	0 .4	1,360
Diversified Consumer Services	0 .4	1,352
Beverages	0 .3	1,135
Internet & Catalog Retail	0 .3	1,101
Communications Equipment	0 .3	1,052
Biotechnology	0 .3	1,000
Building Products	0 .1	410

Investment Securities, at Value	87 .7	293,968
Short-Term Investments	12 .3	41,097

Total Investments	100 .0%	$335,065

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

∧ All or a portion of this security is on loan. The value of all securities on loan is $32,591.

‡ Non-income producing security.

§ Illiquid. These securities had an aggregate market value of $10,702, or 3.51%, of the fund’s net assets.

▲ Rate shown reflects the yield at 01/31/2012.

Aggregate cost for federal income tax purposes is $325,892. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,835 and $35,662, respectively. Net unrealized appreciation for tax purposes is $9,173.

DEFINITIONS:

ADR         American Depositary Receipt

REIT         Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands):

Investment Securities	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$17,359	$276,609	$—	$293,968
Repurchase Agreement	—	6,505	—	6,505
Securities Lending Collateral	34,592	—	—	34,592

Total	$51,951	$283,114	$—	$335,065

See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Systematic Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—97.1%
Aerospace & Defense—1.1%
American Science & Engineering, Inc. ∧	4,238	$303
Curtiss-Wright Corp.	36,500	1,364
Ducommun, Inc.	110,751	1,600
Triumph Group, Inc.	57,800	3,617
Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc. ‡	64,440	3,070
Auto Components—0.2%
Dana Holding Corp. ‡	66,625	989
Automobiles—0.4%
Harley-Davidson, Inc.	55,875	2,469
Beverages—0.6%
Constellation Brands, Inc.—Class A ‡	197,800	4,134
Building Products—1.7%
A.O. Smith Corp. ∧	60,600	2,574
Fortune Brands Home & Security, Inc. ‡	50,000	929
Gibraltar Industries, Inc. ‡ ∧	179,119	2,807
Owens Corning, Inc. ‡	129,200	4,360
Capital Markets—3.9%
Duff & Phelps Corp.—Class A ∧	87,500	1,341
Invesco, Ltd.	387,925	8,756
LPL Investment Holdings, Inc. ‡ ∧	53,000	1,741
Raymond James Financial, Inc.	284,285	9,951
Stifel Financial Corp. ‡	58,000	2,091
Waddell & Reed Financial, Inc.—Class A	36,000	988
Chemicals—1.8%
Agrium, Inc.	54,100	4,342
Albemarle Corp.	22,525	1,449
Ashland, Inc.	91,650	5,779
Commercial Banks—6.2%
City National Corp. ∧	26,500	1,216
Comerica, Inc.	135,500	3,749
Fifth Third Bancorp	578,425	7,525
First Citizens BancShares, Inc.—Class A	28,413	5,013
First Community Bancshares, Inc. ∧	129,940	1,658
First Niagara Financial Group, Inc. ∧	137,470	1,316
KeyCorp	1,085,700	8,435
Lakeland Bancorp, Inc. ∧	50,332	502
Sandy Spring Bancorp, Inc. ∧	120,000	2,191
Texas Capital Bancshares, Inc. ‡ ∧	51,000	1,618
Umpqua Holdings Corp. ∧	190,000	2,312
Washington Trust Bancorp, Inc. ∧	55,921	1,381
Webster Financial Corp.	191,000	4,049
Commercial Services & Supplies—0.7%
Cintas Corp.	67,225	2,491
HNI Corp. ∧	39,500	1,072
Steelcase, Inc.—Class A ∧	106,000	923
Communications Equipment—0.5%
Harmonic, Inc. ‡	245,000	1,438
KVH Industries, Inc. ‡∧	184,983	1,726
Computers & Peripherals—1.5%
Intermec, Inc. ‡	100,300	847
QLogic Corp. ‡	103,000	1,784
Seagate Technology PLC	230,275	4,868
Western Digital Corp. ‡	58,775	2,136
Construction & Engineering—1.7%
Chicago Bridge & Iron Co. NV	23,800	1,013
EMCOR Group, Inc.	68,500	1,975
Foster Wheeler AG ‡	53,000	1,190
KBR, Inc.	203,387	6,537
Consumer Finance—2.9%
Discover Financial Services	349,800	9,507
SLM Corp.	600,525	8,978
Electric Utilities—2.4%
FirstEnergy Corp.	60,725	2,564
MGE Energy, Inc. ∧	37,000	1,660

	Shares	Value (000’s)
Electric Utilities (continued)
PPL Corp.	402,525	$11,186
Electrical Equipment—1.1%
PowerSecure International, Inc. ‡	319,261	2,021
Thomas & Betts Corp. ‡	37,000	2,641
Woodward, Inc. ∧	55,000	2,309
Electronic Equipment & Instruments—1.4%
Orbotech, Ltd. ‡	303,000	3,166
Park Electrochemical Corp. ∧	71,286	2,165
Rofin-Sinar Technologies, Inc. ‡ ∧	52,000	1,475
Universal Display Corp. ‡	21,100	889
Vishay Intertechnology, Inc. ‡ ∧	130,400	1,601
Energy Equipment & Services—2.5%
Dresser-Rand Group, Inc. ‡	28,000	1,434
Oil States International, Inc. ‡	97,325	7,756
Superior Energy Services, Inc. ‡ ∧	239,450	6,827
Food Products—1.4%
Hain Celestial Group, Inc. ‡ ∧	91,725	3,540
J&J Snack Foods Group ∧	25,145	1,283
Smithfield Foods, Inc. ‡	197,400	4,408
Health Care Equipment & Supplies—0.4%
Align Technology, Inc. ‡	48,000	1,131
Hill-Rom Holdings, Inc.	48,000	1,584
Health Care Providers & Services—3.4%
AMN Healthcare Services, Inc. ‡ ∧	163,600	833
Cardinal Health, Inc.	180,875	7,783
CIGNA Corp.	127,000	5,693
Coventry Health Care, Inc. ‡	105,000	3,157
Health Net, Inc. ‡	124,850	4,712
Health Care Technology—0.4%
Omnicell, Inc. ‡ ∧	166,000	2,570
Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc. ∧	139,325	3,602
PF Chang’s China Bistro, Inc.	16,500	537
Wendy’s Co.	400,000	1,876
Wyndham Worldwide Corp.	61,300	2,437
Household Durables—0.4%
Harman International Industries, Inc.	42,000	1,772
Ryland Group, Inc. ∧	54,400	990
Household Products—0.5%
Spectrum Brands Holdings, Inc. ‡∧	101,000	2,924
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	56,000	2,673
Insurance—6.0%
Alleghany Corp. ‡ ∧	7,650	2,214
Aspen Insurance Holdings, Ltd.	93,300	2,478
Lincoln National Corp.	427,575	9,209
Marsh & McLennan Cos., Inc.	168,150	5,312
Selective Insurance Group, Inc.	265,800	4,779
United Fire & Casualty Co.	257,643	5,058
Validus Holdings, Ltd.	67,100	2,152
XL Group PLC—Class A	379,000	7,682
Internet Software & Services—1.9%
AOL, Inc. ‡ ∧	114,600	1,858
IAC/InterActiveCorp	40,000	1,723
Infospace, Inc. ‡	56,600	697
Valueclick, Inc. ‡ ∧	341,035	5,947
XO Group, Inc. ‡ ∧	227,000	1,870
IT Services—0.3%
Global Payments, Inc.	7,300	365
VeriFone Holdings, Inc. ‡	35,000	1,495
Leisure Equipment & Products—0.6%
Arctic Cat, Inc. ‡ ∧	63,400	1,892
Leapfrog Enterprises, Inc.—Class A ‡ ∧	298,500	1,728
Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc. ‡	44,950	1,909

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Systematic Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
Machinery—5.1%
AGCO Corp. ‡	48,900	$2,490
Altra Holdings, Inc. ‡ ∧	159,500	3,061
CIRCOR International, Inc.	59,500	2,256
Columbus McKinnon Corp. ‡ ∧	114,400	1,825
Eaton Corp.	113,700	5,575
Harsco Corp.	11,000	245
Kennametal, Inc.	38,200	1,647
Mueller Industries, Inc.	62,000	2,741
NN, Inc. ‡ ∧	158,000	1,234
Sauer-Danfoss, Inc. ‡	48,300	2,434
Timken Co.	166,750	8,142
Wabash National Corp. ‡ ∧	120,000	1,064
Media—0.9%
CBS Corp.—Class B	115,500	3,290
Madison Square Garden, Inc. ‡	28,000	803
Scripps Networks Interactive, Inc.—Class A	44,650	1,936
Metals & Mining—1.5%
Noranda Aluminum Holding Corp.	74,000	776
Nucor Corp.	133,825	5,955
Reliance Steel & Aluminum Co.	32,800	1,745
Worthington Industries, Inc. ∧	70,800	1,303
Multiline Retail—1.1%
Macy’s, Inc.	211,675	7,131
Multi-Utilities—3.3%
CMS Energy Corp.	405,100	8,843
NiSource, Inc.	338,275	7,689
NorthWestern Corp.	135,000	4,744
Oil, Gas & Consumable Fuels—3.5%
Carrizo Oil & Gas, Inc. ‡ ∧	27,500	668
Energen Corp.	170,650	8,221
McMoRan Exploration Co. ‡ ∧	76,900	902
SM Energy Co.	34,000	2,468
Spectra Energy Corp.	94,900	2,988
W&T Offshore, Inc. ∧	107,575	2,325
Western Refining, Inc.	291,500	4,818
Paper & Forest Products—1.4%
Domtar Corp.	19,000	1,641
MeadWestvaco Corp.	189,100	5,568
P.H. Glatfelter Co.	130,000	1,921
Personal Products—1.4%
Herbalife, Ltd.	102,725	5,946
Nu Skin Enterprises, Inc.—Class A ∧	56,100	2,802
Pharmaceuticals—0.4%
Impax Laboratories, Inc. ‡	74,000	1,397
Nektar Therapeutics ‡ ∧	207,733	1,298
Professional Services—0.3%
On Assignment, Inc. ‡ ∧	183,000	2,051
Real Estate Investment Trusts—8.1%
Annaly Capital Management, Inc.	168,525	2,838
BioMed Realty Trust, Inc. ∧	293,006	5,441
Brandywine Realty Trust ∧	912,975	9,715
CBL & Associates Properties, Inc. ∧	464,000	8,060
DiamondRock Hospitality Co.	345,000	3,636
Dupont Fabros Technology, Inc. ∧	126,700	3,231
Equity One, Inc. ∧	128,000	2,413
Excel Trust, Inc. ∧	244,119	3,100
Home Properties, Inc.	149,550	8,911
National Retail Properties, Inc. ∧	90,000	2,431
Realty Income Corp.	18,000	655
Weingarten Realty Investors ∧	116,000	2,815
Road & Rail—2.7%
Arkansas Best Corp.	73,000	1,323
Hertz Global Holdings, Inc. ‡	547,763	7,450
Ryder System, Inc.	151,150	8,506
Semiconductors & Semiconductor Equipment—4.5%
Applied Micro Circuits Corp. ‡	233,000	1,824

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	228,000	$2,444
Cirrus Logic, Inc. ‡ ∧	173,450	3,544
COHU, Inc.	59,200	777
Entegris, Inc. ‡	273,000	2,615
LAM Research Corp. ‡	67,025	2,855
Linear Technology Corp.	87,125	2,903
LTX-Credence Corp. ‡	410,500	2,738
MKS Instruments, Inc.	42,000	1,266
RF Micro Devices, Inc. ‡ ∧	235,002	1,173
Skyworks Solutions, Inc. ‡	117,975	2,546
TriQuint Semiconductor, Inc. ‡ ∧	441,994	2,648
Veeco Instruments, Inc. ‡ ∧	64,600	1,577
Software—2.7%
Cadence Design Systems, Inc. ‡	582,275	6,149
Electronic Arts, Inc. ‡	255,300	4,741
Progress Software Corp. ‡ ∧	107,100	2,499
Symantec Corp. ‡	102,925	1,769
Websense, Inc. ‡ ∧	112,300	2,122
Specialty Retail—6.0%
American Eagle Outfitters, Inc.	160,000	2,254
Ann, Inc. ‡ ∧	104,401	2,533
Children’s Place Retail Stores, Inc. ‡ ∧	28,900	1,442
Express, Inc. ‡	296,275	6,411
Finish Line, Inc.—Class A ∧	225,000	4,759
Foot Locker, Inc.	345,375	9,063
Pier 1 Imports, Inc. ‡ ∧	443,866	6,902
Signet Jewelers, Ltd.	119,075	5,427
Textiles, Apparel & Luxury Goods—1.5%
Columbia Sportswear Co. ∧	26,400	1,210
G-III Apparel Group, Ltd. ‡ ∧	54,500	1,244
Oxford Industries, Inc. ∧	37,200	1,895
PVH Corp.	36,950	2,852
Steven Madden, Ltd. ‡ ∧	66,300	2,728
Thrifts & Mortgage Finance—2.8%
Berkshire Hills Bancorp, Inc. ∧	130,331	2,948
Brookline Bancorp, Inc.	178,000	1,650
Dime Community Bancshares, Inc. ∧	100,000	1,378
Northwest Bancshares, Inc. ∧	138,000	1,700
Oritani Financial Corp. ∧	71,000	921
Provident Financial Services, Inc. ∧	134,000	1,855
Provident New York Bancorp ∧	230,600	1,905
Trustco Bank Corp.	225,000	1,258
United Financial Bancorp, Inc. ∧	80,685	1,302
Washington Federal, Inc. ‡	217,000	3,419
Tobacco—0.3%
Lorillard, Inc.	15,475	1,662
Water Utilities—1.2%
American Water Works Co., Inc.	229,450	7,739

Total Common Stocks (cost $612,376)		626,786

SECURITIES LENDING COLLATERAL—11.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	76,337,291	76,337
Total Securities Lending Collateral (cost $76,337)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Systematic Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.0%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $19,637 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $20,031.	$19,637	$19,637
Total Repurchase Agreement (cost $19,637)

Total Investment Securities (cost $708,350) P		722,760
Other Assets and Liabilities—Net		(76,849)

Net Assets		$645,911

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

∧	All or a portion of this security is on loan. The value of all securities on loan is $74,310.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $708,350. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,041 and $32,631, respectively. Net unrealized appreciation for tax purposes is $14,410.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$608,867	$17,919	$—	$626,786
Repurchase Agreement	—	19,637	—	19,637
Securities Lending Collateral	76,337	—	—	76,337

Total	$685,204	$37,556	$—	$722,760

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES—78.9%
Capital Markets—78.9%
iShares Barclays 20+ Year Treasury Bond Fund	8,074	$976
iShares iBoxx $ High Yield Corporate Bond Fund	14,446	1,311
iShares iBoxx Investment Grade Corporate Bond Fund	7,276	845
iShares JPMorgan USD Emerging Markets Bond Fund	9,726	1,080
iShares S&P U.S. Preferred Stock Index Fund	38,054	1,451
ProShares Ultrashort 20+ Year Treasury	4,537	82
ProShares VIX Mid-Term Futures ETF	2,284	153
SPDR Barclays Capital High Yield Bond Fund ETF	136,239	5,378
SPDR Barclays Capital Long Term Corporate Bond ETF	25,799	1,027
SPDR Dow Jones International Real Estate ETF	30,317	1,054
SPDR S&P International Dividend ETF	26,684	1,302
SPDR Wells Fargo Preferred Stock ETF	27,195	1,204
Vanguard Extended Duration Treasury ETF	2,853	343
Vanguard Intermediate-Term Bond ETF	9,422	832
Vanguard Long-Term Bond ETF	14,251	1,323
Vanguard REIT ETF	4,087	252

Total Investment Companies (cost $18,253)		18,613

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—14.9%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $3,528 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 05/25/2041, and with a value of $3,603.	$3,528	$3,528
Total Repurchase Agreement (cost $3,528)

Total Investment Securities (cost $21,781) P		22,141
Other Assets and Liabilities—Net		1,464

Net Assets		$23,605

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.

P	Aggregate cost for federal income tax purposes is $21,781. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $372 and $12, respectively. Net unrealized appreciation for tax purposes is $360.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Investment Companies	$18,613	$—	$—	$18,613
Repurchase Agreement	—	3,528	—	3,528

Total	$18,613	$3,528	$—	$22,141

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—91.0%
Austria—1.1%
Andritz AG	35,000	$3,246
Canada—16.9%
Brookfield Asset Management, Inc.—Class A	610,036	18,588
Canfor Corp. ‡	519,223	6,074
Cenovus Energy, Inc. ∧	247,000	9,000
EnCana Corp. ∧	427,000	8,169
Viterra, Inc.	907,150	9,762
France—1.0%
Sanofi	39,950	2,951
Germany—2.6%
Lanxess AG	123,000	8,012
Guernsey, Channel Islands—2.7%
Resolution, Ltd.	1,923,688	8,279
Hong Kong—17.8%
Cheung Kong Holdings, Ltd.	1,319,153	17,724
Henderson Land Development Co., Ltd.	2,574,727	14,027
Hutchison Whampoa, Ltd.	1,845,888	17,566
Wharf Holdings, Ltd.	328,141	1,872
Wheelock & Co., Ltd.	1,062,000	3,389
Japan—7.0%
Mitsui Fudosan Co., Ltd.	474,462	7,800
Toyota Industries Corp. ∧	480,107	13,770
Korea, Republic of—4.6%
POSCO ADR	154,261	14,155
Sweden—5.1%
Investor AB—Class A	811,796	15,956
Switzerland—1.7%
Pargesa Holding SA (Bearer Shares)	73,000	5,119
United Kingdom—1.0%
Segro PLC REIT	930,000	3,221
United States—29.5%
Alamo Group, Inc. ∧	73,983	2,153
Alexander & Baldwin, Inc.∧	43,770	2,070
Applied Materials, Inc.	523,961	6,434
AVX Corp.	756,041	9,949
Bank of New York Mellon Corp.	560,052	11,274
Bristow Group, Inc. ∧	173,630	8,518

	Shares	Value (000’s)
United States (continued)
Capital Southwest Corp.	19,256	$1,709
Devon Energy Corp.	54,000	3,446
Electronics for Imaging, Inc. ‡	212,436	3,645
Forest City Enterprises, Inc.—Class A ‡	679,836	8,926
Haemonetics Corp. ‡∧	26,000	1,689
Intel Corp.	255,961	6,763
Investment Technology Group, Inc. ‡∧	424,815	4,817
KeyCorp	275,000	2,137
Leucadia National Corp. ∧	95,000	2,637
Lexmark International, Inc.—Class A	21,205	740
Lowe’s Cos., Inc.	74,000	1,985
Sycamore Networks, Inc. ‡	47,153	916
Tejon Ranch Co. ‡∧	86,299	2,460
Tellabs, Inc.	941,479	3,577
Westwood Holdings Group, Inc. ∧	111,753	4,459

Total Common Stocks (cost $333,858)		278,984

SECURITIES LENDING COLLATERAL—5.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	16,684,383	16,684
Total Securities Lending Collateral (cost $16,684)

REPURCHASE AGREEMENT—9.6%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $29,571 on 02/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50%—4.00%, due 11/25/2038 - 12/25/2038, and with a total value of $30,163.	$29,571	29,571
Total Repurchase Agreement (cost $29,571)

Total Investment Securities (cost $380,113) P		325,239
Other Assets and Liabilities—Net		(18,465)

Net Assets		$306,774

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Management & Development	23.0%	$74,786
Diversified Financial Services	7.3	23,712
Capital Markets	6.8	22,259
Oil, Gas & Consumable Fuels	6.3	20,615
Industrial Conglomerates	5.4	17,566
Metals & Mining	4.4	14,155
Auto Components	4.2	13,770
Semiconductors & Semiconductor Equipment	4.1	13,197
Electronic Equipment & Instruments	3.1	9,949
Food Products	3.0	9,762
Energy Equipment & Services	2.6	8,518
Insurance	2.5	8,279
Chemicals	2.5	8,012
Paper & Forest Products	1.9	6,074
Machinery	1.7	5,399
Communications Equipment	1.4	4,493
Computers & Peripherals	1.3	4,385
Real Estate Investment Trusts	1.0	3,221
Pharmaceuticals	0.9	2,951
Commercial Banks	0.7	2,137
Marine	0.6	2,070
Specialty Retail	0.6	1,985
Health Care Equipment & Supplies	0.5	1,689

Investment Securities, at Value	85.8	278,984
Short-Term Investments	14.2	46,255

Total Investments	100.0%	$325,239

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
∧	All or a portion of this security is on loan. The value of all securities on loan is $16,241.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $380,113. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,587 and $76,461, respectively. Net unrealized depreciation for tax purposes is $54,874.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$141,897	$137,087	$—	$278,984
Repurchase Agreement	—	29,571	—	29,571
Securities Lending Collateral	16,684	—	—	16,684

Total	$158,581	$166,658	$—	$325,239

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK — 2.0%
Germany — 2.0%
Volkswagen AG , 1.78% 	49,441	$8,753
Total Preferred Stock (cost $4,815)

COMMON STOCKS—95.0%
Australia—1.6%
BHP Billiton, Ltd.	175,492	6,983
Brazil—3.2%
BM&FBovespa SA	687,600	4,325
Embraer SA ADR ‡	154,427	4,235
Natura Cosmeticos SA	253,500	5,429
Canada—6.1%
Canadian National Railway Co.	97,689	7,368
Canadian Natural Resources, Ltd.	172,914	6,850
Cenovus Energy, Inc.	130,397	4,758
Potash Corp., of Saskatchewan, Inc.	155,545	7,270
Cayman Islands—1.2%
Tencent Holdings, Ltd.	217,684	5,325
China—4.6%
China Life Insurance Co., Ltd.—Class H	1,367,688	4,030
China Merchants Bank Co., Ltd.—Class H	2,753,950	6,065
Industrial & Commercial Bank of China—Class H	8,572,900	6,014
Sinopharm Group Co., Ltd.—Class H	1,620,314	3,844
Denmark—2.6%
Novo Nordisk A/S—Class B	92,842	10,978
France—6.8%
Air Liquide SA	68,092	8,570
LVMH Moet Hennessy Louis Vuitton SA	66,090	10,685
Publicis Groupe SA	132,647	6,673
Vallourec SA	46,200	3,120
Germany—10.4%
Adidas AG	142,626	10,276
Allianz SE	62,000	6,816
Fresenius Medical Care AG & Co., KGaA	115,235	8,223
SAP AG	189,675	11,460
Siemens AG	82,500	7,785
Hong Kong—3.9%
CNOOC, Ltd.	4,442,055	9,096
Hong Kong Exchanges & Clearing, Ltd.	440,100	7,644
India—1.0%
Coal India, Ltd.	630,337	4,180
Ireland—1.5%
Covidien PLC	126,715	6,526
Israel—3.4%
Check Point Software Technologies, Ltd. ‡ ^	100,957	5,683
Teva Pharmaceutical Industries, Ltd. ADR	204,638	9,235
Japan—10.8%
Canon, Inc.	153,027	6,605
Dai-ichi Life Insurance Co., Ltd. ^	3,097	3,251
Fanuc Corp.	32,835	5,518
KDDI Corp.	994	6,299
Komatsu, Ltd.	331,700	9,353
Mitsubishi UFJ Financial Group, Inc. ^	1,666,400	7,630
Toyota Motor Corp.	199,274	7,346
Korea, Republic of—1.6%
Hyundai Motor Co.	34,396	6,767
Mexico—1.8%
Wal-Mart de Mexico SAB de CV—Series V	2,558,080	7,899
Netherland Antilles—2.2%
Schlumberger, Ltd.	128,314	9,645
Netherlands—0.6%
Yandex NV—Class A ‡ ^	127,500	2,597
Sweden—2.2%
Hennes & Mauritz AB—Class B	221,830	7,263
Svenska Handelsbanken AB—Class A	81,200	2,435

	Shares	Value (000’s)
Switzerland — 7.7%
Credit Suisse Group AG ‡	287,300	$7,453
Julius Baer Group, Ltd. ‡	119,855	4,870
Nestle SA	176,696	10,126
Novartis AG	147,241	7,966
Swatch Group AG—BR	7,470	3,147
Taiwan—0.4%
High Tech Computer Corp.	96,376	1,581
Turkey—0.9%
Turkiye Garanti Bankasi AS	1,123,943	4,061
United Kingdom—20.5%
ARM Holdings PLC	482,222	4,632
BG Group PLC	443,766	9,965
British American Tobacco PLC	226,929	10,431
Carnival PLC	178,963	5,330
Kingfisher PLC	1,673,790	6,744
Pearson PLC	262,207	4,847
Reckitt Benckiser Group PLC	193,862	10,313
Rolls-Royce Holdings PLC ‡	321,420	3,725
SABMiller PLC	140,865	5,345
Standard Chartered PLC	446,575	10,795
Tesco PLC	1,611,123	8,115
Vodafone Group PLC	3,033,700	8,165

Total Common Stocks (cost $388,643)		409,665

SECURITIES LENDING COLLATERAL—1.7%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% 	7,536,146	7,536
Total Securities Lending Collateral (cost $7,536)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.3%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $9,738 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $9,934.	$9,738	9,738
Total Repurchase Agreement (cost $9,738)

Total Investment Securities (cost $410,732) P		435,692
Other Assets and Liabilities—Net		(4,416)

Net Assets		$431,276

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	SSB	(5,541)	02/23/2012	$(7,151)	$(96)
Euro	SSB	(17,737)	05/09/2012	(24,353)	1,143

					$1,047

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$1,047	$—	$1,047

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	8.5%	$37,000
Oil, Gas & Consumable Fuels	8.0	34,849
Pharmaceuticals	6.5	28,179
Textiles, Apparel & Luxury Goods	5.5	24,108
Automobiles	5.3	22,867
Machinery	4.1	17,991
Software	3.9	17,143
Food & Staples Retailing	3.7	16,014
Chemicals	3.6	15,840
Wireless Telecommunication Services	3.3	14,464
Insurance	3.2	14,097
Specialty Retail	3.2	14,006
Capital Markets	2.8	12,323
Health Care Providers & Services	2.8	12,067
Diversified Financial Services	2.8	11,969
Media	2.6	11,520
Tobacco	2.4	10,431
Household Products	2.4	10,313
Food Products	2.3	10,126
Energy Equipment & Services	2.2	9,645
Aerospace & Defense	1.8	7,960
Internet Software & Services	1.8	7,922
Industrial Conglomerates	1.8	7,785
Road & Rail	1.7	7,368
Metals & Mining	1.6	6,983
Office Electronics	1.5	6,605
Health Care Equipment & Supplies	1.5	6,526
Personal Products	1.3	5,429
Beverages	1.2	5,345
Hotels, Restaurants & Leisure	1.2	5,330
Semiconductors & Semiconductor Equipment	1.1	4,632
Communications Equipment	0.4	1,581

Investment Securities, at Value	96.0	418,418
Short-Term Investments	4.0	17,274

Total Investments	100.0%	$435,692

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $7,293.
P	Aggregate cost for federal income tax purposes is $410,732. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,781 and $28,821, respectively. Net unrealized appreciation for tax purposes is $24,960.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$63,104	$346,561	$—	$409,665
Preferred Stocks	—	8,753	—	8,753
Repurchase Agreement	—	9,738	—	9,738
Securities Lending Collateral	7,536	—	—	7,536

Total	$70,640	$365,052	$—	$435,692

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Forward Foreign Currency Contracts—Appreciation	$—	$1,143	$—	$1,143
Forward Foreign Currency Contracts—Depreciation	—	(96)	—	(96)

Total	$—	$1,047	$—	$1,047

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica TS&W International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 0.8%
Russian Federation - 0.8%
Sberbank of Russia , 1.80% 	540,000	$1,026
Total Preferred Stock (cost $1,337)

COMMON STOCKS—97.3%
Australia—3.4%
Apa Group ^	386,000	1,967
Computershare, Ltd.	172,900	1,405
Telstra Corp., Ltd.	350,000	1,237
Belgium—1.2%
Anheuser-Busch InBev NV	26,700	1,619
Bermuda—3.6%
Cosan, Ltd.—Class A ^	123,000	1,579
First Pacific Co.	1,700,200	1,942
RenaissanceRe Holdings, Ltd. ^	16,000	1,170
Brazil—0.6%
Cia de Saneamento Basico do Estado de
Sao Paulo ADR ‡	11,800	778
Canada—2.0%
Barrick Gold Corp.	13,600	671
Canadian Imperial Bank of Commerce ^	18,000	1,369
Penn West Petroleum, Ltd. ^	30,000	653
Denmark—0.6%
TDC A/S	110,000	857
Finland—0.8%
Sampo OYJ—Class A	41,578	1,095
France—6.5%
AXA SA	80,283	1,219
Bouygues SA ^	29,289	910
Etablissements Maurel et Prom	45,000	748
Euler Hermes SA	15,500	1,025
Sanofi	31,500	2,327
Societe Generale SA	21,100	562
Vivendi SA	83,300	1,743
Germany—8.4%
Adidas AG	22,100	1,592
Allianz SE	11,000	1,210
Bayer AG	31,600	2,213
Gerresheimer AG	23,600	1,120
HeidelbergCement AG	27,900	1,371
Hochtief AG	15,400	993
Linde AG	4,200	666
Rheinmetall AG	12,000	643
Siemens AG	16,000	1,510
Greece—0.4%
Opap SA	51,536	528
Guernsey, Channel Islands—1.0%
Resolution, Ltd.	293,800	1,264
Hong Kong—1.1%
Guangdong Investment, Ltd.	2,562,000	1,483
Ireland—3.3%
Ryanair Holdings PLC ADR ‡ ^	69,900	2,344
Smurfit Kappa Group PLC ‡	241,700	2,016
Italy—3.3%
Fiat Industrial SpA ‡	103,349	735
Pirelli & C. SpA	230,500	2,131
Prysmian SpA	98,001	1,472
Japan—17.5%
Air Water, Inc.	153,400	2,021
Aisin Seiki Co., Ltd.	62,000	1,959
Daito Trust Construction Co., Ltd.	9,400	885
Fukuoka Financial Group, Inc.	270,000	1,151
Hitachi, Ltd. ^	440,000	2,459
Japan Petroleum Exploration Co.	22,000	973
Jupiter Telecommunications Co., Ltd.	2,061	2,052
Kintetsu World Express, Inc.	50,000	1,498
Komatsu, Ltd.	39,800	1,122
Kuraray Co., Ltd.	82,000	1,191

	Shares	Value (000’s)
Japan (continued)
Mitsubishi Corp.	96,800	$2,209
Nippon Telegraph & Telephone Corp.	57,900	2,895
USS Co., Ltd.	25,300	2,417
Jersey, Channel Islands—2.1%
WPP PLC	235,100	2,763
Korea, Republic of—2.0%
Kangwon Land, Inc. ‡	60,300	1,414
SK Telecom Co., Ltd.	9,500	1,205
Mexico—0.8%
Grupo Mexico SAB de CV—Series B	325,835	1,037
Netherlands—3.3%
Binckbank NV	110,546	1,193
European Aeronautic Defence and Space Co., NV	65,100	2,187
Wolters Kluwer NV	49,700	901
Nigeria—0.1%
Maurel & Prom Nigeria ‡	45,000	106
Russian Federation—0.3%
Gazprom OAO ADR	27,500	331
Singapore—3.4% ^
Flextronics International, Ltd. ‡ ^	154,000	1,058
Fraser and Neave, Ltd.	376,900	2,035
Sia Engineering Co., Ltd.	467,000	1,288
Spain—2.2%
Amadeus IT Holding SA—Class A ^	50,500	865
Grifols SA ^ ADR	174,600	1,109
Viscofan SA	23,600	910
Sweden—3.1%
Investor AB—Class B	109,700	2,221
Kinnevik Investment AB—Class B	87,400	1,828
Switzerland—7.3%
Aryzta AG ‡	21,000	970
GAM Holding, Ltd. ‡	149,000	1,902
Nestle SA	34,000	1,948
Noble Corp. ‡^	35,000	1,219
Novartis AG	45,300	2,451
Zurich Financial Services AG ‡	6,200	1,488
Thailand—1.0%
Bangkok Bank PCL	253,000	1,256
United Kingdom—18.0%
BHP Billiton PLC ^ ADR ^	18,300	1,232
BP PLC ADR ^	56,000	2,571
Diageo PLC ^ ADR	18,325	1,623
HSBC Holdings PLC	217,624	1,825
Imperial Tobacco Group PLC	45,000	1,610
Inmarsat PLC	248,800	1,570
Johnson Matthey PLC	42,500	1,374
Kingfisher PLC	350,000	1,410
Rexam PLC	174,000	1,025
Royal Dutch Shell PLC—Class A	85,200	3,008
Tesco PLC	309,000	1,556
Unilever PLC	67,600	2,179
Vodafone Group PLC	1,001,600	2,696

Total Common Stocks (cost $128,024)		128,363

SECURITIES LENDING COLLATERAL—9.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	12,345,583	12,346
Total Securities Lending Collateral (cost $12,346)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica TS&W International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co.
0.03% , dated 01/31/2012, to be repurchased at $2,508 on 02/01/2012.
Collateralized by a U.S. Government Agency
Obligation, 3.00%, due 11/25/2040, and with a value of $2,563.	$2,508	$2,508
Total Repurchase Agreement (cost $2,508)

Total Investment Securities (cost $144,215) P		144,243
Other Assets and Liabilities—Net		(12,338)

Net Assets		$131,905

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Food Products	6.6%	$9,529
Insurance	5.9	8,471
Oil, Gas & Consumable Fuels	5.8	8,390
Media	5.2	7,459
Commercial Banks	5.1	7,356
Pharmaceuticals	4.8	6,991
Diversified Telecommunication Services	4.6	6,559
Chemicals	3.6	5,252
Industrial Conglomerates	2.9	4,188
Auto Components	2.8	4,090
Diversified Financial Services	2.8	4,049
Wireless Telecommunication Services	2.7	3,901
Specialty Retail	2.7	3,827
Electronic Equipment & Instruments	2.4	3,517
Beverages	2.3	3,242
Containers & Packaging	2.1	3,041
Metals & Mining	2.0	2,940
Capital Markets	2.0	2,928
Airlines	1.6	2,344
IT Services	1.6	2,270
Water Utilities	1.6	2,261
Trading Companies & Distributors	1.5	2,208
Aerospace & Defense	1.5	2,187
Gas Utilities	1.4	1,967
Hotels, Restaurants & Leisure	1.4	1,942
Construction & Engineering	1.3	1,903
Machinery	1.3	1,857
Tobacco	1.1	1,610
Textiles, Apparel & Luxury Goods	1.1	1,592
Food & Staples Retailing	1.1	1,556
Air Freight & Logistics	1.0	1,498
Electrical Equipment	1.0	1,472
Construction Materials	1.0	1,371
Transportation Infrastructure	0.9	1,288
Energy Equipment & Services	0.8	1,219
Life Sciences Tools & Services	0.8	1,120
Biotechnology	0.8	1,109
Real Estate Management & Development	0.6	885

Investment Securities, at Value	89.7	129,389
Short-Term Investments	10.3	14,854
Total Investments	100.0%	$144,243

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $11,903.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $144,215. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,664 and $10,636, respectively. Net unrealized appreciation for tax purposes is $28.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica TS&W International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

DEFINITION:

ADR American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	01/31/2012
Common Stocks	$9,199	$119,164	$—	$128,363
Preferred Stocks	—	1,026	—	1,026
Repurchase Agreement	—	2,508	—	2,508
Securities Lending Collateral	12,346	—	—	12,346

Total	$21,545	$122,698	$—	$144,243

' See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS—89.1%
Aerospace & Defense—3.3%
Goodrich Corp.	41,663	$5,197
Automobiles—1.4%
Proton Holdings Bhd	1,268,991	2,253
Biotechnology—2.0%
Inhibitex, Inc. ‡	88,524	2,260
Micromet, Inc. ‡	90,412	988
Chemicals—1.1%
Solutia, Inc. ‡	64,924	1,785
Commercial Services & Supplies—0.7%
WCA Waste Corp. ‡	163,385	1,059
Communications Equipment—6.9%
Blue Coat Systems, Inc. ‡	167,288	4,309
Motorola Mobility Holdings, Inc. ‡	147,474	5,697
RuggedCom, Inc. ‡	28,624	937
Containers & Packaging—4.1%
Temple-Inland, Inc.	207,051	6,603
Diversified Financial Services—0.4%
Osaka Securities Exchange Co., Ltd.	104	608
Electric Utilities—7.4%
Central Vermont Public Service Corp.	64,228	2,259
Progress Energy, Inc.	176,577	9,593
Electrical Equipment—1.5%
Thomas & Betts Corp. ‡	33,238	2,373
Energy Equipment & Services—4.4%
Complete Production Services, Inc. ‡	208,476	7,026
Food & Staples Retailing—0.9%
Winn-Dixie Stores, Inc. ‡	153,828	1,454
Food Products—0.2%
MSF Sugar, Ltd.	83,004	390
Gas Utilities—0.1%
China Gas Holdings, Ltd.	231,064	108
Health Care Equipment & Supplies—3.0%
SonoSite, Inc. ‡	56,654	3,054
Synovis Life Technologies, Inc. ‡	63,285	1,770
Health Care Providers & Services—1.3%
American Dental Partners, Inc. ‡	106,481	2,020
Hotels, Restaurants & Leisure—1.0%
Little Sheep Group, Ltd.	1,862,097	1,561
Independent Power Producers & Energy Traders—3.8%
Constellation Energy Group, Inc.	166,868	6,079
Insurance—4.4%
Delphi Financial Group, Inc.—Class A	66,271	2,950
Transatlantic Holdings, Inc.	73,062	4,051
Internet Software & Services—2.4%
S1 Corp. ‡	391,986	3,826
Life Sciences Tools & Services—1.1%
Illumina, Inc. ‡	34,485	1,785
Machinery—1.8%
Colfax Corp. ‡	3,479	106
ERA Mining Machinery, Ltd. ‡	16,590,634	1,840
International Mining Machinery Holdings, Ltd.	655,857	717
Kverneland ASA ‡	120,863	214
Media—0.0% ¥
British Sky Broadcasting Group PLC	2,795	30
Metals & Mining—11.1%
African Iron, Ltd. ‡	1,174,915	705
BC Iron, Ltd. ‡	58,186	169
European Goldfields, Ltd. ‡	583	7
Flinders Mines, Ltd. ‡	2,263,688	709
Grande Cache Coal Corp. ‡	340,296	3,261
Iberian Minerals Corp. ‡	884,601	970
Minefinders Corp. ‡	136,303	1,929
Pan American Silver Corp.	20,412	469
Quadra FNX Mining, Ltd. ‡	505,390	7,580

		Value
	Shares	(000’s)
Metals & Mining (continued)
Sundance Resources, Ltd. ‡	3,907,427	$1,784
Oil, Gas & Consumable Fuels—5.6%
Compass Petroleum, Ltd. ‡	180,710	332
El Paso Corp.	48,683	1,308
Extract Resources, Ltd. ‡	307,583	2,792
Southern Union Co.	102,367	4,439
Wild Stream Exploration, Inc. ‡	9,947	95
Real Estate Investment Trusts—0.4%
Canmarc Real Estate Investment Trust	4,619	76
Cominar Real Estate Investment Trust	22,451	485
Real Estate Management & Development—1.1%
SP Setia Bhd	1,306,694	1,697
Semiconductors & Semiconductor Equipment—7.8%
CSR PLC	38,666	141
Gennum Corp.	88,730	1,193
Netlogic Microsystems, Inc. ‡	141,124	7,028
Novellus Systems, Inc. ‡	86,489	4,078
Software—7.9%
Convio, Inc. ‡	54,658	871
DemandTec, Inc. ‡	171,562	2,261
Successfactors, Inc. ‡	236,026	9,394
Specialty Retail—0.3%
PEP Boys-Manny Moe & Jack	31,932	479
Textiles, Apparel & Luxury Goods—0.3%
Hang Ten Group Holdings, Ltd.	1,365,856	474
Trading Companies & Distributors—1.4%
RSC Holdings, Inc. ‡	106,118	2,249

Total Common Stocks (cost $138,798)		141,877

INVESTMENT COMPANY—1.2%
Capital Markets—1.2%
SPDR S&P 500 ETF Trust	14,499	1,902
Total Investment Company (cost $1,745)
	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.1%
Call Options—0.0% ¥
Eastman Chemical Co.	$3	2
Call Strike $60.00
Expires 06/16/2012
LAM Research Corp.	14	40
Call Strike $41.00
Expires 03/17/2012
LAM Research Corp.	2	9
Call Strike $40.00
Expires 03/17/2012
Pan American Silver Corp.	20	20
Call Strike $26.00
Expires 04/21/2012
Put Options—0.1%
Colfax Corp.	1	2
Put Strike $30.00
Expires 02/18/2012
Colfax Corp.	2	4
Put Strike $30.00
Expires 03/17/2012
Illumina, Inc.	6	12
Put Strike $45.00
Expires 06/16/2012

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Inhibitex, Inc.	$22	$6
Put Strike $20.00
Expires 02/18/2012
Inhibitex, Inc.	27	10
Put Strike $20.00
Expires 03/17/2012
Inhibitex, Inc.	7	2
Put Strike $22.50
Expires 05/19/2012
Inhibitex, Inc.	16	6
Put Strike $20.00
Expires 05/19/2012
Inhibitex, Inc.	5	2
Put Strike $17.50
Expires 05/19/2012
Kinder Morgan, Inc.	7	67
Put Strike $40.00
Expires 06/16/2012
LAM Research Corp.	6	3
Put Strike $38.00
Expires 03/17/2012
SPDR S&P 500 ETF Trust	1	1
Put Strike $129.00
Expires 02/18/2012
SPDR S&P 500 ETF Trust	3	2
Put Strike $127.00
Expires 02/18/2012
SPDR S&P 500 ETF Trust	3	1
Put Strike $126.00
Expires 02/18/2012

Total Purchased Options (cost $253)		189

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT —11.5%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $18,378 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $18,747.	$18,378	18,378
Total Repurchase Agreement (cost $18,378)

Total Investment Securities (cost $159,174)		162,346
Other Assets and Liabilities—Net		(3,051)

Net Assets		$159,295

		Value
	Shares	(000’s)
SECURITIES SOLD SHORT—(23.5%)
COMMON STOCKS—(21.7%)
Chemicals—(0.2%)
Eastman Chemical Co.	(7,790)	(392)
Electric Utilities—(10.1%)
Duke Energy Corp.	(461,343)	(9,831)
Exelon Corp.	(155,057)	(6,168)
Energy Equipment & Services—(3.4%)
Superior Energy Services, Inc. ‡	(187,392)	(5,343)

		Value
	Shares	(000’s)
Insurance—(1.8%)
Alleghany Corp. ‡	(10,148)	$(2,936)
Metals & Mining—(0.9%)
Eldorado Gold Corp.	(495)	(7)
Pan American Silver Corp.	(63,250)	(1,452)
Oil, Gas & Consumable Fuels—(1.2%)
Crescent Point Energy Corp.	(1,690)	(77)
Energy Transfer Equity, LP ‡	(24,885)	(1,064)
Kinder Morgan, Inc.	(13,882)	(451)
Whitecap Resources, Inc. ‡	(36,208)	(338)
Semiconductors & Semiconductor Equipment—(2.7%)
LAM Research Corp. ‡	(98,451)	(4,193)
Novellus Systems, Inc. ‡	(2,700)	(127)
Software—(0.8%)
ACI Worldwide, Inc. ‡	(41,705)	(1,267)
Trading Companies & Distributors—(0.6%)
United Rentals, Inc. ‡	(25,568)	(978)

Total Common Stocks (proceeds $(33,475))		(34,624)

INVESTMENT COMPANY—(1.8%)
Capital Markets—(1.8%)
SPDR S&P 500 ETF Trust	(21,475)	(2,818)
Total Investment Company (proceeds $(2,655))

Total Securities Sold Short (proceeds $(36,130))		(37,442)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—(0.2%)
Call Options—(0.2%)
Blue Coat Systems, Inc.	$(20)	$(1)
Call Strike $26.00
Expires 07/21/2012
Blue Coat Systems, Inc.	(8)	(t)
Call Strike $26.00
Expires 04/21/2012
Colfax Corp.	(1)	(t)
Call Strike $35.00
Expires 02/18/2012
Colfax Corp.	(2)	(4)
Call Strike $30.00
Expires 03/17/2012
Delphi Financial Group, Class A	(1)	(t)
Call Strike $45.00
Expires 04/21/2012
Energy Transfer Equity, LP	(2)	(5)
Call Strike $40.00
Expires 02/18/2012
Illumina, Inc.	(1)	(t)
Call Strike $60.00
Expires 02/18/2012
Illumina, Inc.	(7)	(9)
Call Strike $52.50
Expires 03/17/2012
Illumina, Inc.	(21)	(5)
Call Strike $55.00
Expires 02/18/2012
Illumina, Inc.	(8)	(19)
Call Strike $50.00
Expires 03/17/2012
Illumina, Inc.	(2)	(4)
Call Strike $50.00
Expires 02/18/2012
Illumina, Inc.	(5)	(4)
Call Strike $52.50
Expires 02/18/2012
Illumina, Inc.	(17)	(13)
Call Strike $55.00
Expires 03/17/2012
Inhibitex, Inc.	(t)	(t)
Call Strike $27.00
Expires 03/17/2012
Inhibitex, Inc.	(1)	(t)
Call Strike $26.00
Expires 05/19/2012
Inhibitex, Inc.	(4)	(1)
Call Strike $26.00
Expires 03/17/2012
Inhibitex, Inc.	(33)	(5)
Call Strike $26.00
Expires 02/18/2012
Inhibitex, Inc.	(5)	(1)
Call Strike $27.50
Expires 05/19/2012
Inhibitex, Inc.	(28)	(3)
Call Strike $27.50
Expires 02/18/2012
Inhibitex, Inc.	(3)	(t)
Call Strike $27.50
Expires 08/18/2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Inhibitex, Inc.	$(3)	$(4)
Call Strike $25.00
Expires 08/18/2012
Kinder Morgan, Inc.	(5)	(1)
Call Strike $40.00
Expires 06/16/2012
LAM Research Corp.	(1)	(3)
Call Strike $41.00
Expires 02/18/2012
LAM Research Corp.	(1)	(4)
Call Strike $40.00
Expires 02/18/2012
LAM Research Corp.	(2)	(1)
Call Strike $43.00
Expires 02/03/2012
LAM Research Corp.	(3)	(2)
Call Strike $44.00
Expires 02/18/2012
LAM Research Corp.	(3)	(t)
Call Strike $46.00
Expires 02/18/2012
LAM Research Corp.	(6)	(2)
Call Strike $45.00
Expires 02/18/2012
LAM Research Corp.	(4)	(14)
Call Strike $39.00
Expires 02/18/2012
LAM Research Corp.	(1)	(7)
Call Strike $36.00
Expires 02/18/2012
LAM Research Corp.	(5)	(23)
Call Strike $38.00
Expires 02/18/2012
LAM Research Corp.	(5)	(25)
Call Strike $37.00
Expires 02/18/2012
Novellus Systems, Inc.	(2)	(8)
Call Strike $43.00
Expires 02/18/2012
Novellus Systems, Inc.	(6)	(2)
Call Strike $50.00
Expires 02/18/2012
Novellus Systems, Inc.	(3)	(5)
Call Strike $46.00
Expires 02/18/2012
Novellus Systems, Inc.	(3)	(2)
Call Strike $49.00
Expires 02/18/2012
Pan American Silver Corp.	(20)	(5)
Call Strike $25.00
Expires 02/18/2012
Pan American Silver Corp.	(23)	(30)
Call Strike $22.00
Expires 02/18/2012
Pan American Silver Corp.	(4)	(14)
Call Strike $20.00
Expires 02/18/2012
Pan American Silver Corp.	(5)	(14)
Call Strike $21.00
Expires 02/18/2012
PEP Boys-Manny Moe & Jack	(18)	(4)
Call Strike $15.00
Expires 04/21/2012

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
PEP Boys-Manny Moe & Jack	$(5)	$(1)
Call Strike $15.00
Expires 03/17/2012
PEP Boys-Manny Moe & Jack	(25)	(8)
Call Strike $15.00
Expires 07/21/2012
Sonosite, Inc.	(2)	(t)
Call Strike $55.00
Expires 03/17/2012
Sonosite, Inc.	(2)	(t)
Call Strike $55.00
Expires 06/16/2012
SPDR S&P 500 ETF Trust	(t)	(1)
Call Strike $132.00
Expires 02/03/2012
Successfactors, Inc.	(45)	(2)
Call Strike $40.00
Expires 03/17/2012
Successfactors, Inc.	(16)	(1)
Call Strike $40.00
Expires 02/18/2012
Superior Energy Services, Inc.	(2)	(3)
Call Strike $27.50
Expires 02/18/2012
Superior Energy Services, Inc.	(8)	(27)
Call Strike $25.00
Expires 02/18/2012
Synovis Life Technologies, Inc.	(3)	(t)
Call Strike $30.00
Expires 02/18/2012
Transatlantic Holdings, Inc.	(1)	(1)
Call Strike $55.00
Expires 02/18/2012
United Rentals, Inc.	(1)	(2)
Call Strike $38.00
Expires 02/18/2012
United Rentals, Inc.	(1)	(5)
Call Strike $33.00
Expires 02/18/2012
United Rentals, Inc.	(1)	(6)
Call Strike $32.00
Expires 02/18/2012
United Rentals, Inc.	(1)	(8)
Call Strike $31.00
Expires 02/18/2012
United Rentals, Inc.	(1)	(2)
Call Strike $37.00
Expires 02/18/2012
United Rentals, Inc.	(1)	(8)
Call Strike $30.00
Expires 02/18/2012
Put Options—0.0% ¥
Eastman Chemical Co.	(3)	(2)
Put Strike $45.00
Expires 03/17/2012
Illumina, Inc.	(5)	(7)
Put Strike $52.50
Expires 02/18/2012
Illumina, Inc.	(1)	(2)
Put Strike $55.00
Expires 02/18/2012

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Illumina, Inc.	$(6)	$(3)
Put Strike $48.00
Expires 03/17/2012
Illumina, Inc.	(6)	(4)
Put Strike $49.00
Expires 03/17/2012
Illumina, Inc.	(5)	(12)
Put Strike $52.50
Expires 03/17/2012
Illumina, Inc.	(12)	(4)
Put Strike $50.00
Expires 02/18/2012
Illumina, Inc.	(6)	(5)
Put Strike $50.00
Expires 03/17/2012
Inhibitex, Inc.	(4)	(t)
Put Strike $12.50
Expires 02/18/2012
Inhibitex, Inc.	(4)	(t)
Put Strike $10.00
Expires 02/18/2012
Inhibitex, Inc.	(4)	(1)
Put Strike $15.00
Expires 02/18/2012
LAM Research Corp.	(3)	(1)
Put Strike $40.00
Expires 02/18/2012
LAM Research Corp.	(3)	(1)
Put Strike $41.00
Expires 02/03/2012
LAM Research Corp.	(3)	(1)
Put Strike $42.00
Expires 02/03/2012
LAM Research Corp.	(2)	(1)
Put Strike $41.00
Expires 02/18/2012
Novellus Systems, Inc.	(2)	(t)
Put Strike $45.00
Expires 02/03/2012
Novellus Systems, Inc.	(1)	(t)
Put Strike $46.00
Expires 02/03/2012
Pan American Silver Corp.	(20)	(4)
Put Strike $21.00
Expires 02/18/2012
SPDR S&P 500 ETF Trust	(1)	(1)
Put Strike $131.00
Expires 02/03/2012
SPDR S&P 500 ETF Trust	(1)	(t)
Put Strike $129.00
Expires 02/03/2012
SPDR S&P 500 ETF Trust	(1)	(t)
Put Strike $130.00
Expires 02/03/2012
Superior Energy Services, Inc.	(8)	(1)
Put Strike $25.00
Expires 02/18/2012
Superior Energy Services, Inc.	(2)	(1)
Put Strike $27.50
Expires 02/18/2012

Total Written Options (premiums: $(407))		(370)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

SWAP AGREEMENTS: p

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE:(A)

Index	Financing Rate (BP)	Maturity Date	Counterparty	# of Units (000’s)	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid(Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
CAD-1M-BA-CDOR	1.12	02/21/2013	UBS	51	$51	$1	$—	$1
CAD-1M-BA-CDOR	1.50	02/21/2013	UBS	1,227	1,224	9	—	9

						$10	$—	$10

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Index	Financing Rate (BP)	Maturity Date	Counterparty	# of Units (000’s)	Notional Amount (000’s)	Market Value (000’s)		Premiums Paid(Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD-1M-LIBOR BBA	4.86	01/21/2013	UBS	15	$132	$	(t)	$—	$	(t)
AUD-1M-LIBOR BBA	1.00	01/21/2013	UBS	64	30		t	—		t
AUD-1M-LIBOR BBA	4.86	01/21/2013	UBS	136	1,201		(40)	—		(40)
AUD-1M-LIBOR BBA	4.52	01/21/2013	UBS	623	2,347		(t)	—		t
CAD-1M-BA-CDOR	1.54	02/21/2013	UBS	8	126		(1)	—		(1)
CAD-1M-BA-CDOR	1.50	02/21/2013	UBS	107	1,196		(9)	—		(9)
GBP-1M-LIBOR-BBA	1.12	01/29/2013	UBS	572	2,185		t	—		t
GBP-1M-LIBOR-BBA	1.54	02/27/2013	UBS	61	372		t	—		t

							$(50)	$—		$(50)

FORWARD FOREIGN CURRENCY CONTRACTS:

		Contracts Bought (Sold)		Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Currency	Counterparty	(000’s)	Settlement Date	(000’s)	(000’s)
Australian Dollar	GSC	(130)	03/15/2012	$(137)	$ t
Australian Dollar	GSC	1,920	03/15/2012	1,970	59
Australian Dollar	GSC	(77)	03/15/2012	(78)	(4)
Australian Dollar	GSC	(33)	03/15/2012	(33)	(2)
Australian Dollar	GSC	(57)	03/15/2012	(59)	(1)
Australian Dollar	GSC	(40)	03/15/2012	(41)	(1)
Australian Dollar	GSC	(190)	03/15/2012	(194)	(6)
Australian Dollar	GSC	(90)	03/15/2012	(91)	(4)
Australian Dollar	GSC	(95)	03/15/2012	(95)	(5)
Australian Dollar	GSC	(8)	03/15/2012	(8)	(t)
Australian Dollar	GSC	(213)	03/15/2012	(214)	(11)
Australian Dollar	GSC	(30)	03/15/2012	(31)	(1)
Australian Dollar	GSC	(15)	03/15/2012	(16)	(t)
Australian Dollar	GSC	11	03/15/2012	11	t
Australian Dollar	GSC	1,800	03/15/2012	1,832	70
Australian Dollar	GSC	600	03/15/2012	611	23
Australian Dollar	GSC	(20)	03/15/2012	(21)	(t)
Australian Dollar	GSC	(11)	03/15/2012	(11)	(t)
Australian Dollar	GSC	(8)	03/15/2012	(8)	(t)
Australian Dollar	GSC	(170)	03/15/2012	(180)	t
Australian Dollar	GSC	(405)	03/15/2012	(416)	(12)
Australian Dollar	GSC	(130)	03/15/2012	(130)	(8)
Australian Dollar	GSC	(470)	03/15/2012	(464)	(33)
Australian Dollar	GSC	(90)	03/15/2012	(90)	(5)
Australian Dollar	GSC	(244)	03/15/2012	(240)	(18)
Australian Dollar	GSC	(265)	03/15/2012	(278)	(2)
Australian Dollar	GSC	(18,932)	03/15/2012	(18,898)	(1,102)
Australian Dollar	GSC	(50)	03/15/2012	(49)	(4)
Australian Dollar	GSC	(90)	03/15/2012	(92)	(3)
Australian Dollar	GSC	(90)	03/15/2012	(92)	(3)
Australian Dollar	GSC	80	03/15/2012	83	2
Australian Dollar	GSC	11,090	03/15/2012	11,065	650

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	GSC	(106)	02/01/2012	$(106)	$(t )
Canadian Dollar	GSC	(54)	02/02/2012	(54)	t
Canadian Dollar	GSC	(700)	03/15/2012	(694)	(4)
Canadian Dollar	GSC	(55)	03/15/2012	(54)	(1)
Canadian Dollar	GSC	(1,100)	03/15/2012	(1,068)	(28)
Canadian Dollar	GSC	(95)	03/15/2012	(93)	(2)
Canadian Dollar	GSC	(40)	03/15/2012	(39)	(1)
Canadian Dollar	GSC	(180)	03/15/2012	(176)	(3)
Canadian Dollar	GSC	(1,040)	03/15/2012	(1,036)	t
Canadian Dollar	GSC	(150)	03/15/2012	(150)	t
Canadian Dollar	GSC	79	03/15/2012	78	1
Canadian Dollar	GSC	80	03/15/2012	80	t
Canadian Dollar	GSC	1,750	03/15/2012	1,715	28
Canadian Dollar	GSC	(200)	03/15/2012	(198)	(1)
Canadian Dollar	GSC	(48)	03/15/2012	(47)	(1)
Canadian Dollar	GSC	(3,903)	03/15/2012	(3,871)	(17)
Canadian Dollar	GSC	65	03/15/2012	63	1
Canadian Dollar	GSC	(750)	03/15/2012	(748)	1
Canadian Dollar	GSC	(2)	03/15/2012	(2)	(t )
Canadian Dollar	GSC	15	03/15/2012	15	t
Canadian Dollar	GSC	190	03/15/2012	186	3
Canadian Dollar	GSC	(78)	03/15/2012	(76)	(2)
Canadian Dollar	GSC	(120)	03/15/2012	(115)	(4)
Canadian Dollar	GSC	(116)	03/15/2012	(112)	(4)
Canadian Dollar	GSC	(280)	03/15/2012	(271)	(8)
Canadian Dollar	GSC	(98)	03/15/2012	(94)	(3)
Canadian Dollar	GSC	(8,260)	03/15/2012	(8,009)	(220)
Canadian Dollar	GSC	(310)	03/15/2012	(299)	(10)
Canadian Dollar	GSC	25	03/15/2012	24	t
Canadian Dollar	GSC	6	03/15/2012	6	t
Canadian Dollar	GSC	100	03/15/2012	99	1
Canadian Dollar	GSC	95	03/15/2012	94	1
Canadian Dollar	GSC	40	03/15/2012	39	1
Hong Kong Dollar	GSC	(3,200)	03/15/2012	(411)	(1)
Hong Kong Dollar	GSC	700	03/15/2012	90	t
Hong Kong Dollar	GSC	110	03/15/2012	14	t
Hong Kong Dollar	GSC	7	03/15/2012	1	t
Hong Kong Dollar	GSC	1,500	03/15/2012	193	t
Hong Kong Dollar	GSC	40	03/15/2012	5	t
Hong Kong Dollar	GSC	(164)	03/15/2012	(21)	(t )
Hong Kong Dollar	GSC	690	03/15/2012	89	t
Hong Kong Dollar	GSC	(66)	03/15/2012	(9)	(t )
Hong Kong Dollar	GSC	78	03/15/2012	10	t
Hong Kong Dollar	GSC	56	03/15/2012	7	t
Hong Kong Dollar	GSC	63	03/15/2012	8	t
Hong Kong Dollar	GSC	(31,919)	03/15/2012	(4,106)	(10)
Hong Kong Dollar	GSC	(15)	03/15/2012	(2)	t
Hong Kong Dollar	GSC	(580)	03/15/2012	(75)	(t )
Hong Kong Dollar	GSC	380	03/15/2012	49	t
Hong Kong Dollar	GSC	243	03/15/2012	31	t
Hong Kong Dollar	GSC	280	03/15/2012	36	t
Hong Kong Dollar	GSC	(236)	03/15/2012	(30)	(t )
Hong Kong Dollar	GSC	87	03/15/2012	11	t
Hong Kong Dollar	GSC	(3,200)	03/15/2012	(411)	(1)
Hong Kong Dollar	GSC	45	03/15/2012	6	t
Hong Kong Dollar	GSC	(200)	03/15/2012	(26)	(t )
Hong Kong Dollar	GSC	(560)	03/15/2012	(72)	(t )
Hong Kong Dollar	GSC	(920)	03/15/2012	(118)	(t )
Japanese Yen	GSC	(480)	03/15/2012	(6)	(t )
Japanese Yen	GSC	(1,430)	03/15/2012	(19)	(t )
Japanese Yen	GSC	(397)	03/15/2012	(5)	(t )
Japanese Yen	GSC	(1,190)	03/15/2012	(15)	(t )
Japanese Yen	GSC	(2,200)	03/15/2012	(29)	(t )
Japanese Yen	GSC	(1,000)	03/15/2012	(13)	(t )
Japanese Yen	GSC	(1,320)	03/15/2012	(17)	(t )

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Japanese Yen	GSC	(11,100)	03/15/2012	$(143)	$(3)
Japanese Yen	GSC	(17,750)	03/15/2012	(228)	(5)
Japanese Yen	GSC	29,130	03/15/2012	376	6
Japanese Yen	GSC	40	03/15/2012	1	t
Japanese Yen	GSC	(38,600)	03/15/2012	(497)	(10)
Japanese Yen	GSC	125	03/15/2012	2	t
Malaysian Ringgit	GSC	(330)	03/15/2012	(107)	(1)
Malaysian Ringgit	GSC	70	03/15/2012	22	1
Malaysian Ringgit	GSC	8	03/15/2012	3	t
Malaysian Ringgit	GSC	(450)	03/15/2012	(147)	(t )
Malaysian Ringgit	GSC	230	03/15/2012	73	3
Malaysian Ringgit	GSC	67	03/15/2012	21	1
Malaysian Ringgit	GSC	(5,630)	03/15/2012	(1,758)	(88)
Malaysian Ringgit	GSC	40	03/15/2012	13	1
Malaysian Ringgit	GSC	30	03/15/2012	9	t
Malaysian Ringgit	GSC	100	03/15/2012	32	1
Malaysian Ringgit	GSC	215	03/15/2012	68	2
Malaysian Ringgit	GSC	(340)	03/15/2012	(112)	t
Malaysian Ringgit	GSC	(47)	03/15/2012	(15)	(1)
Malaysian Ringgit	GSC	71	03/15/2012	22	1
Malaysian Ringgit	GSC	(3,840)	03/15/2012	(1,232)	(26)
Malaysian Ringgit	GSC	(1,260)	03/15/2012	(405)	(8)
Malaysian Ringgit	GSC	360	03/15/2012	117	1
Malaysian Ringgit	GSC	(430)	03/15/2012	(140)	(t )
Malaysian Ringgit	GSC	(590)	03/15/2012	(190)	(4)
Norwegian Krone	GSC	(20)	03/15/2012	(3)	(t )
Norwegian Krone	GSC	(1,225)	03/15/2012	(202)	(7)
Norwegian Krone	GSC	(880)	03/15/2012	(147)	(3)
Norwegian Krone	GSC	(270)	03/15/2012	(45)	(1)
Norwegian Krone	GSC	(210)	03/15/2012	(35)	(1)
Norwegian Krone	GSC	(1,230)	03/15/2012	(210)	t
Norwegian Krone	GSC	80	03/15/2012	13	t
Norwegian Krone	GSC	(660)	03/15/2012	(109)	(3)
Norwegian Krone	GSC	(640)	03/15/2012	(107)	(2)
Norwegian Krone	GSC	(1,490)	03/15/2012	(250)	(3)
Norwegian Krone	GSC	(30)	03/15/2012	(5)	(t )
Pound Sterling	GSC	75	03/15/2012	115	3
Pound Sterling	GSC	10	03/15/2012	16	t
Pound Sterling	GSC	6	03/15/2012	9	t
Pound Sterling	GSC	4	03/15/2012	6	t
Pound Sterling	GSC	31	03/15/2012	48	1
Pound Sterling	GSC	(1,305)	03/15/2012	(2,025)	(30)
Pound Sterling	GSC	(14)	03/15/2012	(22)	(t )
Pound Sterling	GSC	(10)	03/15/2012	(16)	(t )
Pound Sterling	GSC	1,030	03/15/2012	1,619	4
Pound Sterling	GSC	15	03/15/2012	23	t
Pound Sterling	GSC	2	03/15/2012	3	t
Pound Sterling	GSC	35	03/15/2012	54	1
Pound Sterling	GSC	(2)	03/15/2012	(3)	(t )
Pound Sterling	GSC	4	03/15/2012	6	t
Pound Sterling	GSC	25	03/15/2012	39	t
Pound Sterling	GSC	9	03/15/2012	14	t
Pound Sterling	GSC	8	03/15/2012	12	t
Pound Sterling	GSC	(25)	03/15/2012	(39)	(1)
Pound Sterling	GSC	(8)	03/15/2012	(12)	(t )
Pound Sterling	GSC	9	03/15/2012	14	t
Pound Sterling	GSC	(6)	03/15/2012	(9)	(t )
Singapore Dollar	GSC	(1,709)	03/15/2012	(1,313)	(46)
Singapore Dollar	GSC	1,709	03/15/2012	1,322	37
South African Rand	GSC	3,050	03/15/2012	374	13
South African Rand	GSC	(25)	03/15/2012	(3)	(t )
South African Rand	GSC	337	03/15/2012	42	1
South African Rand	GSC	(6,759)	03/15/2012	(804)	(55)
South African Rand	GSC	3,397	03/15/2012	412	20

					$(906)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
GSC	$(906)	$–	$(906)
UBS	(40)	3,676	3,636
(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

Ô	A portion of these securities in the amount of $40,583 have been segregated as collateral with the broker for option and short position contracts.
‡	Non-income producing security.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $1,518, or 0.95%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $159,174. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,776 and $604, respectively. Net unrealized appreciation for tax purposes is $3,172.
♦	Amount rounds to less than 1.
p	Cash in the amount of $3,676 has been segregated as collateral with the broker for open swap contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

BP	Basis Point
CDOR	Canadian Dealer Offered Rate
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling

VALUATION SUMMARY (all amounts in thousands):

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$127,854	$14,023	$—	$141,877
Investment Companies	1,902	—	—	1,902
Purchased Options	189	—	—	189
Repurchase Agreement	—	18,378	—	18,378

Total	$129,945	$32,401	$—	$162,346

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica Water Island Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

VALUATION SUMMARY (continued)(all amounts in thousands):

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$(34,624)	$—	$—	$(34,624)
Investment Company	(2,818)	—	—	(2,818)

Total	$(37,442)	$—	$—	$(37,442)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Written Options	$—	$(370)	$—	$(370)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Forward Foreign Currency Contracts—Appreciation	$—	$938	$—	$938
Forward Foreign Currency Contracts—Depreciation	—	(1,844)	—	(1,844)
Total Return Swaps—Appreciation	—	10	—	10
Total Return Swaps—Depreciation	—	(50)	—	(50)

Total	$—	$(946)	$—	$(946)

See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Diversified Equity

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—100.0%
Aerospace & Defense—2.5%
Boeing Co.	99,999	$7,418
Honeywell International, Inc.	105,932	6,148
Beverages—1.9%
Coca-Cola Co.	153,362	10,357
Biotechnology—2.4%
Amgen, Inc.	154,596	10,499
Gilead Sciences, Inc. ‡	58,725	2,868
Chemicals—1.3%
CF Industries Holdings, Inc.	16,153	2,865
Sherwin-Williams Co.	41,613	4,059
Communications Equipment—7.8%
Cisco Systems, Inc.	1,475,339	28,961
Emulex Corp. ‡	262,520	2,741
F5 Networks, Inc. ‡	18,868	2,259
QUALCOMM, Inc.	104,002	6,117
Riverbed Technology, Inc. ‡	97,569	2,336
Computers & Peripherals—13.5%
Apple, Inc. ‡	79,054	36,088
Dell, Inc. ‡	186,427	3,212
EMC Corp. ‡	643,606	16,579
NetApp, Inc. ‡	153,981	5,811
QLogic Corp. ‡	518,902	8,987
SanDisk Corp. ‡	71,355	3,274
Consumer Finance—0.9%
American Express Co.	101,946	5,112
Diversified Consumer Services—1.7%
Apollo Group, Inc.—Class A ‡	172,377	9,034
Energy Equipment & Services—4.2%
Cameron International Corp. ‡	60,756	3,232
Core Laboratories NV ^	38,780	4,120
Diamond Offshore Drilling, Inc. ^	97,709	6,087
National Oilwell Varco, Inc.	51,591	3,817
Oceaneering International, Inc.	119,776	5,820
Food & Staples Retailing—2.2%
Costco Wholesale Corp.	58,174	4,786
Wal-Mart Stores, Inc.	121,003	7,425
Health Care Equipment & Supplies—2.2%
Edwards Lifesciences Corp. ‡	29,062	2,403
Hologic, Inc. ‡	251,989	5,137
Intuitive Surgical, Inc. ‡	10,006	4,602
Health Care Providers & Services—3.6%
Aetna, Inc.	61,947	2,707
AmerisourceBergen Corp.—Class A	85,575	3,335
Cardinal Health, Inc.	85,793	3,692
UnitedHealth Group, Inc.	195,703	10,135
Hotels, Restaurants & Leisure—1.7%
Starbucks Corp.	123,948	5,941
Yum! Brands, Inc.	49,644	3,144
Industrial Conglomerates—1.8%
General Electric Co.	318,996	5,968
Tyco International, Ltd.	73,563	3,748
Internet & Catalog Retail—1.1%
Amazon.com, Inc. ‡	21,366	4,154
priceline.com, Inc. ‡	3,613	1,913
Internet Software & Services—4.5%
eBay, Inc. ‡	227,822	7,199
Google, Inc.—Class A ‡	17,524	10,166
IAC/InterActiveCorp ^	172,658	7,436
IT Services—4.3%
Cognizant Technology Solutions Corp.—Class A ‡	20,529	1,473
International Business Machines Corp.	113,834	21,924
Life Sciences Tools & Services—2.4%
Bruker Corp. ‡	209,725	2,978
Life Technologies Corp. ‡	57,479	2,784
Waters Corp. ‡	82,448	7,137

	Shares	Value (000’s)
Machinery—5.1%
Caterpillar, Inc.	115,360	$12,588
Cummins, Inc.	24,597	2,558
Dover Corp.	50,642	3,211
Joy Global, Inc.	49,665	4,504
Parker Hannifin Corp.	64,424	5,198
Media—2.9%
DIRECTV—Class A ‡	25,019	1,126
News Corp.—Class A	240,889	4,536
Omnicom Group, Inc.	163,519	7,458
Sirius XM Radio, Inc. ‡^	1,378,298	2,881
Metals & Mining—2.5%
Cliffs Natural Resources, Inc.	53,336	3,854
Freeport-McMoRan Copper & Gold, Inc.	64,671	2,988
Rio Tinto PLC ADR ^	34,909	2,111
Teck Resources, Ltd.—Class B	61,672	2,610
Walter Energy, Inc.	30,744	2,125
Multiline Retail—0.4%
Dollar Tree, Inc. ‡	23,685	2,009
Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp.	30,409	2,455
Exxon Mobil Corp.	207,931	17,412
Occidental Petroleum Corp.	69,173	6,901
Valero Energy Corp.	174,413	4,184
Pharmaceuticals—1.3%
Abbott Laboratories	130,138	7,047
Semiconductors & Semiconductor Equipment—5.0%
Altera Corp.	352,143	14,012
Analog Devices, Inc.	124,902	4,887
Intersil Corp.—Class A	184,408	2,076
Xilinx, Inc.	180,154	6,459
Software—9.2%
Autodesk, Inc. ‡	93,399	3,362
BMC Software, Inc. ‡	51,692	1,873
Check Point Software Technologies, Ltd. ‡	90,801	5,111
Citrix Systems, Inc. ‡	36,062	2,352
Microsoft Corp.	742,119	21,915
Oracle Corp.	418,201	11,793
Red Hat, Inc. ‡	54,470	2,526
Symantec Corp. ‡	92,177	1,585
Specialty Retail—4.5%
Bed Bath & Beyond, Inc. ‡	48,199	2,926
Buckle, Inc.	74,530	3,252
Lowe’s Cos., Inc.	145,344	3,900
PetSmart, Inc.	78,260	4,165
Ross Stores, Inc.	101,449	5,155
TJX Cos., Inc.	72,901	4,967
Textiles, Apparel & Luxury Goods—1.8%
Coach, Inc.	78,921	5,528
Deckers Outdoor Corp. ‡	701	57
Lululemon Athletica, Inc. ‡^	28,382	1,792
Ralph Lauren Corp.—Class A	17,711	2,692
Tobacco—1.6%
Philip Morris International, Inc.	118,080	8,829

Total Common Stocks (cost $484,179)		546,958

SECURITIES LENDING COLLATERAL—2.9%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32%▲	15,597,554	15,598
Total Securities Lending Collateral (cost $15,598)

Total Investment Securities (cost $499,777)P		562,556

Other Assets and Liabilities—Net		(15,618)

Net Assets		$546,938

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $15,248.
	Rate shown reflects the yield at 01/31/2012.
P	Aggregate cost for federal income tax purposes is $499,777. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $75,858 and $13,079, respectively. Net unrealized appreciation for tax purposes is $62,779.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands):

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$531,868	$15,090	$—	$546,958
Securities Lending Collateral	15,598	—	—	15,598

Total	$547,466	$15,090	$—	$562,556

See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Diversified Growth

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—100.1%
Aerospace & Defense—2.5%
Boeing Co.	194,778	$14,449
Honeywell International, Inc.	212,600	12,339
Beverages—1.9%
Coca-Cola Co.	302,484	20,427
Biotechnology—2.4%
Amgen, Inc.	307,275	20,867
Gilead Sciences, Inc. ‡	115,912	5,661
Chemicals—1.2%
CF Industries Holdings, Inc.	31,883	5,655
Sherwin-Williams Co.	75,105	7,325
Communications Equipment—8.6%
Cisco Systems, Inc.	3,173,080	62,288
Emulex Corp. ‡	571,232	5,964
F5 Networks, Inc. ‡	36,842	4,411
QUALCOMM, Inc.	295,537	17,383
Riverbed Technology, Inc. ‡	147,233	3,525
Computers & Peripherals—13.0%
Apple, Inc. ‡	155,404	70,938
Dell, Inc. ‡	563,608	9,711
EMC Corp. ‡	1,351,027	34,802
NetApp, Inc. ‡	206,429	7,791
QLogic Corp. ‡	674,549	11,683
SanDisk Corp. ‡	137,657	6,316
Consumer Finance—1.0%
American Express Co.	219,932	11,027
Diversified Consumer Services—2.1%
Apollo Group, Inc.—Class A ‡	229,098	12,007
ITT Educational Services, Inc. ‡	167,489	11,033
Energy Equipment & Services—4.2%
Cameron International Corp. ‡	124,299	6,613
Core Laboratories NV	79,065	8,399
Diamond Offshore Drilling, Inc.	200,194	12,472
National Oilwell Varco, Inc.	101,786	7,530
Oceaneering International, Inc.	208,377	10,125
Food & Staples Retailing—2.2%
Costco Wholesale Corp.	114,808	9,445
Wal-Mart Stores, Inc.	231,152	14,184
Health Care Equipment & Supplies—2.2%
Edwards Lifesciences Corp. ‡	68,158	5,635
Hologic, Inc. ‡	448,624	9,147
Intuitive Surgical, Inc. ‡	19,019	8,747
Health Care Providers & Services—3.5%
Aetna, Inc.	122,969	5,374
AmerisourceBergen Corp.—Class A	161,567	6,296
Cardinal Health, Inc.	149,944	6,452
UnitedHealth Group, Inc.	392,444	20,325
Hotels, Restaurants & Leisure—1.6%
Starbucks Corp.	231,551	11,098
Yum! Brands, Inc.	98,466	6,236
Industrial Conglomerates—1.7%
General Electric Co.	573,776	10,736
Tyco International, Ltd.	147,934	7,537
Internet & Catalog Retail—1.3%
Amazon.com, Inc. ‡	37,545	7,300
priceline.com, Inc. ‡	12,912	6,837
Internet Software & Services—4.1%
eBay, Inc. ‡	384,980	12,165
Google, Inc.—Class A ‡	33,787	19,601
IAC/InterActiveCorp	304,692	13,123
IT Services—4.3%
Cognizant Technology Solutions Corp.—Class A ‡	44,265	3,176
International Business Machines Corp.	225,744	43,478
Life Sciences Tools & Services—2.2%
Bruker Corp. ‡	331,157	4,702
Life Technologies Corp. ‡	112,859	5,466

	Shares	Value (000’s)
Life Sciences Tools & Services (continued)
Waters Corp. ‡	162,989	$14,110
Machinery—5.1%
Caterpillar, Inc.	225,467	24,603
Cummins, Inc.	38,865	4,042
Dover Corp.	98,190	6,226
Joy Global, Inc.	105,906	9,605
Parker Hannifin Corp.	131,654	10,622
Media—2.8%
DIRECTV—Class A ‡	49,997	2,250
News Corp.—Class A	467,498	8,803
Omnicom Group, Inc.	324,625	14,806
Sirius XM Radio, Inc. ‡	2,178,810	4,554
Metals & Mining—2.6%
Cliffs Natural Resources, Inc.	89,978	6,501
Freeport-McMoRan Copper & Gold, Inc.	164,539	7,603
Rio Tinto PLC ADR	73,240	4,428
Teck Resources, Ltd.—Class B	107,802	4,562
Walter Energy, Inc.	68,506	4,736
Multiline Retail—0.4%
Dollar Tree, Inc. ‡	47,030	3,989
Oil, Gas & Consumable Fuels—5.8%
Anadarko Petroleum Corp.	49,895	4,028
Exxon Mobil Corp.	416,405	34,869
Occidental Petroleum Corp.	136,315	13,600
Valero Energy Corp.	417,371	10,013
Pharmaceuticals—1.2%
Abbott Laboratories	237,213	12,845
Semiconductors & Semiconductor Equipment—5.4%
Altera Corp.	728,078	28,970
Analog Devices, Inc.	242,041	9,471
Intersil Corp.—Class A	584,536	6,582
Xilinx, Inc.	388,819	13,939
Software—9.1%
Autodesk, Inc. ‡	174,054	6,266
BMC Software, Inc. ‡	98,599	3,573
Check Point Software Technologies, Ltd. ‡	173,917	9,790
Citrix Systems, Inc. ‡	66,877	4,361
Microsoft Corp.	1,531,005	45,210
Oracle Corp.	795,161	22,424
Red Hat, Inc. ‡	98,830	4,583
Symantec Corp. ‡	178,411	3,067
Specialty Retail—4.2%
Bed Bath & Beyond, Inc. ‡	103,587	6,288
Buckle, Inc.	112,321	4,901
Lowe’s Cos., Inc.	266,861	7,160
PetSmart, Inc.	147,890	7,871
Ross Stores, Inc.	204,442	10,389
TJX Cos., Inc.	134,745	9,181
Textiles, Apparel & Luxury Goods—1.9%
Coach, Inc.	142,671	9,994
Deckers Outdoor Corp. ‡	30,091	2,433
Lululemon Athletica, Inc. ‡	37,743	2,383
Ralph Lauren Corp.—Class A	39,184	5,956
Tobacco—1.6%
Philip Morris International, Inc.	232,530	17,386

Total Common Stocks (cost $901,639)		1,086,774

Other Assets and Liabilities—Net		(1,528)

Net Assets		$1,085,246

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Diversified Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
Aggregate cost for federal income tax purposes is $901,639. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $207,993 and $22,858, respectively. Net unrealized appreciation for tax purposes is $185,135.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands):'

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$1,056,620	$30,154	$—	$1,086,774

See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS—1.6%
Brazil—1.6%
Braskem SA , 5.48% 	182,400	$1,633
Gerdau SA , 2.14% 	280,500	2,673

Total Preferred Stocks (cost $4,442)		4,306

COMMON STOCKS—95.3%
Bermuda—2.3%
Aquarius Platinum, Ltd.	658,616	1,770
Cosco Pacific, Ltd.	1,048,000	1,459
Credicorp, Ltd.	4,400	500
Shangri-La Asia, Ltd.	1,334,000	2,776
Brazil—15.0%
Banco do Brasil SA	248,400	3,866
Banco Santander Brasil SA ADR	368,700	3,363
BM&FBovespa SA	317,900	1,999
BR Malls Participacoes SA	232,200	2,534
CCR SA	476,000	3,313
Centrais Eletricas Brasileiras SA ‡	145,400	1,494
Cielo SA	27,860	830
GOL Linhas Aereas Inteligentes SA ADR ^	282,398	1,948
Itau Unibanco Holding SA ADR	279,800	5,585
Julio Simoes Logistica SA	239,300	1,005
PDG Realty SA Empreendimentos e Participacoes	416,700	1,688
Petroleo Brasileiro SA ADR	347,300	10,611
TAM SA ADR ^	87,400	1,893
Totvs SA	81,100	1,394
Canada—0.9%
Pacific Rubiales Energy Corp.	100,600	2,531
Cayman Islands—3.6%
Belle International Holdings, Ltd.—Class A	658,000	1,069
Hengan International Group Co., Ltd.	300,000	2,687
Tencent Holdings, Ltd.	143,600	3,513
TPK Holding Co., Ltd. ‡	143,400	2,082
Chile—0.7%
Enersis S.A. ADR	104,000	1,904
China—10.1%
Anhui Conch Cement Co., Ltd.—Series H	223,000	753
China Construction Bank Corp.—Class H	7,963,000	6,366
China Pacific Insurance Group Co., Ltd.	830,000	2,767
China Shenhua Energy Co., Ltd.—Class H	431,000	1,895
CSR Corp., Ltd.	2,279,000	1,505
Dongfeng Motor Group Co., Ltd.—Class H	2,256,000	4,218
Industrial & Commercial Bank of China— Class H	6,835,000	4,794
Ping An Insurance Group Co.—Class H	426,000	3,366
Sinopharm Group Co., Ltd.—Class H	650,400	1,543
Colombia—0.5%
Ecopetrol SA	487,887	1,240
Czech Republic—1.0%
CEZ AS	65,980	2,665
Hong Kong—2.7%
AIA Group, Ltd.	495,200	1,657
CNOOC, Ltd. ADR	29,200	5,940
Hungary—0.5%
Richter Gedeon	8,155	1,341
India—4.9%
Bharti Airtel, Ltd.	263,971	1,954
HDFC Bank, Ltd.	82,463	825
Jindal Steel & Power, Ltd.	75,492	830
Larsen & Toubro, Ltd.	30,476	806
Oil & Natural Gas Corp., Ltd.	232,008	1,294
Ranbaxy Laboratories, Ltd.	306,194	2,781
Reliance Industries, Ltd.	125,974	2,083
Tata Motors, Ltd.	177,672	877
TTK Prestige, Ltd.	9,307	446
United Spirits, Ltd.	98,380	1,332

	Shares	Value (000’s)
Indonesia—0.7%
Perusahaan Gas Negara PT	5,041,000	$1,892
Korea, Republic of—17.1%
GS Engineering & Construction Corp.	21,957	1,949
GS Holdings	59,222	3,284
Hana Financial Group, Inc.	61,020	2,086
Hynix Semiconductor, Inc. ‡	158,310	3,784
Hyundai Motor Co.	27,664	5,442
KB Financial Group, Inc.	72,648	2,755
LG Chem, Ltd.	6,666	2,219
Lotte Shopping Co., Ltd.	7,206	2,460
POSCO	5,364	1,979
Samsung Card Co.	32,258	1,246
Samsung Electronics Co., Ltd.	16,921	16,675
Shinhan Financial Group Co., Ltd.	63,717	2,538
Malaysia—2.2%
AirAsia Bhd	691,100	807
AMMB Holdings Bhd	877,300	1,687
Axiata Group Bhd	1,319,900	2,027
Genting Bhd	444,700	1,626
Mauritius—1.0%
Golden Agri-Resources, Ltd. ^	4,575,000	2,673
Mexico—3.6%
Cemex SAB de CV ADR ‡ ^	550,900	3,752
Grupo Financiero Banorte SAB de CV—Class O	463,700	1,850
Wal-Mart de Mexico SAB de CV—Series V	1,307,500	4,038
Netherlands—0.8%
X5 Retail Group NV GDR ‡	99,656	2,194
Philippines—0.9%
Metropolitan Bank & Trust	476,490	843
Philippine Long Distance Telephone Co. ADR	24,200	1,537
Poland—1.0%
Powszechny Zaklad Ubezpieczen SA	27,271	2,824
Russian Federation—6.9%
Lukoil OAO ADR	81,510	4,756
Novatek OAO GDR	25,963	3,497
Rosneft Oil Co. GDR	511,248	3,768
Sberbank of Russia ADR ‡	588,927	7,068
Singapore—0.5%
Sakari Resources, Ltd. ^	655,000	1,229
South Africa—1.6%
AngloGold Ashanti, Ltd. ADR ^	35,100	1,608
Naspers, Ltd.—Class N	56,001	2,805
Taiwan—9.2%
Chinatrust Financial Holding Co., Ltd.	4,673,000	3,017
Hon Hai Precision Industry Co., Ltd.	3,222,177	10,379
Quanta Computer, Inc.	853,000	1,822
Synnex Technology International Corp.	1,265,620	3,123
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	206,800	2,912
Taiwan Semiconductor Manufacturing Co., Ltd.	1,511,354	4,010
Thailand—5.8%
Advanced Info Service PCL	409,900	2,001
Bangkok Bank PCL	688,300	3,416
Banpu PCL	92,950	1,773
Kasikornbank PCL—Foreign	803,400	3,442
PTT Global Chemical PCL ‡	1,701,596	3,659
Total Access Communication PCL	605,300	1,311
Turkey—0.2%
Haci Omer Sabanci Holding AS	153,312	587
United States—0.5%
Sohu.com, Inc. ‡ ^	24,600	1,467
Virgin Islands, British—1.1%
Mail.ru Group, Ltd. GDR ‡	95,013	3,135

Total Common Stocks (cost $261,435)		260,044

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—3.6%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.32% 	9,836,003	$9,836
Total Securities Lending Collateral (cost $9,836)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.0%
State Street Bank & Trust Co. 0.03%  , dated 01/31/2012, to be repurchased at $8,167 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $8,335.	$8,167	8,167
Total Repurchase Agreement (cost $8,167)

Total Investment Securities (cost $283,880)		282,353
Other Assets and Liabilities—Net		(9,418)

Net Assets		$272,935

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (000’s)
Chilean Peso	BOA	600,784	03/19/2012	$1,145	$70
Chilean Peso	BOA	(1,201,568)	03/19/2012	(2,474)	43
Chilean Peso	UBS	600,784	03/19/2012	1,143	73
South African Rand	CSFB	1,564	03/05/2012	189	10
South African Rand	UBS	1,564	03/05/2012	189	10
South African Rand	GSC	7,129	03/05/2012	875	32
South African Rand	UBS	(22,607)	03/05/2012	(3,193)	317

					$555

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 01/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/ Pledged (000’s)	Net Exposures (1) (000’s)
BOA	$113	$—	$113
CSFB	10	—	10
GSC	32	—	32
UBS	400	—	400

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	18.5%	$52,313
Oil, Gas & Consumable Fuels	15.5	43,900
Semiconductors & Semiconductor Equipment	9.7	27,380
Electronic Equipment & Instruments	5.5	15,583
Insurance	3.8	10,615
Automobiles	3.7	10,537
Metals & Mining	3.1	8,860
Wireless Telecommunication Services	3.1	8,830
Internet Software & Services	2.9	8,115
Chemicals	2.7	7,511
Food & Staples Retailing	2.2	6,232
Electric Utilities	2.1	6,063
Transportation Infrastructure	1.7	4,772

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value (000’s)
Airlines	1 .6%	$4,648
Construction Materials	1 .6	4,505
Hotels, Restaurants & Leisure	1 .6	4,402
Diversified Financial Services	1 .5	4,274
Pharmaceuticals	1 .5	4,122
Media	1 .0	2,805
Construction & Engineering	1 .0	2,755
Personal Products	1 .0	2,687
Food Products	0 .9	2,673
Real Estate Management & Development	0 .9	2,534
Multiline Retail	0 .9	2,460
Household Durables	0 .8	2,134
Gas Utilities	0 .7	1,893
Computers & Peripherals	0 .6	1,822
Health Care Providers & Services	0 .5	1,543
Machinery	0 .5	1,505
Software	0 .5	1,394
Beverages	0 .5	1,333
Consumer Finance	0 .4	1,246
Specialty Retail	0 .4	1,069
Road & Rail	0 .4	1,005
IT Services	0 .3	830

Investment Securities, at Value	93 .6	264,350
Short-Term Investments	6 .4	18,003

Total Investments	100 .0%	$282,353

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 01/31/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $9,470.
P	Aggregate cost for federal income tax purposes is $283,880. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,980 and $17,507, respectively. Net unrealized depreciation for tax purposes is $1,527.

DEFINITIONS:

ADR	American Depositary Receipt
BOA Bank	of America
CSFB	Credit Suisse First Boston
GDR Global	Depositary Receipt
GSC Goldman	Sachs & Co.
OAO Otkrytoe	Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
UBS UBS	AG

VALUATION SUMMARY (all amounts in thousands):'

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$77,296	$182,748	$—	$260,044
Preferred Stocks	4,306	—	—	4,306
Repurchase Agreement	—	8,167	—	8,167
Securities Lending Collateral	9,836	—	—	9,836

Total	$91,438	$190,915	$—	$282,353

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Forward Contracts - Appreciation	$—	$555	$–	$555

See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Quality Value

SCHEDULE OF INVESTMENTS

At January 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS—95.1%
Aerospace & Defense—2.3%
General Dynamics Corp.	220,300	$15,236
Honeywell International, Inc.	284,880	16,534
Lockheed Martin Corp.	42,500	3,499
Air Freight & Logistics—1.5%
United Parcel Service, Inc.—Class B ∧	297,300	22,491
Auto Components—0.5%
Johnson Controls, Inc.	225,100	7,151
Beverages—1.6%
Anheuser-Busch InBev NV ADR ∧	72,660	4,418
PepsiCo, Inc.	314,425	20,648
Capital Markets—4.4%
Ameriprise Financial, Inc. ^	405,000	21,688
BlackRock, Inc.—Class A	72,655	13,223
Goldman Sachs Group, Inc.	167,290	18,648
Invesco, Ltd.	610,590	13,781
Chemicals—2.2%
Agrium, Inc.	107,915	8,661
Dow Chemical Co.	538,800	18,056
Praxair, Inc.	64,860	6,888
Commercial Banks—7.8%
BB&T Corp. ^	734,900	19,982
M&T Bank Corp.∧	167,100	13,325
PNC Financial Services Group, Inc.∧	328,900	19,379
U.S. Bancorp	726,400	20,499
Wells Fargo & Co.	1,592,430	46,514
Commercial Services & Supplies—1.4%
Avery Dennison Corp.	301,920	8,197
Waste Management, Inc.∧	379,400	13,188
Communications Equipment—1.9%
Cisco Systems, Inc.	845,270	16,593
QUALCOMM, Inc.	212,500	12,499
Containers & Packaging—0.7%
Owens-Illinois, Inc. ‡	456,700	10,984
Diversified Financial Services—4.0%
Bank of America Corp.	1,792,200	12,778
CME Group, Inc.—Class A	32,430	7,767
JPMorgan Chase & Co.	1,100,390	41,045
Diversified Telecommunication Services—2.9%
AT&T, Inc.	1,494,710	43,959
Electric Utilities—1.3%
Exelon Corp.∧	503,100	20,013
Electrical Equipment—0.9%
Cooper Industries PLC—Class A	246,700	14,585
Energy Equipment & Services—1.4%
Baker Hughes, Inc.	361,275	17,749
Noble Corp. ‡^	109,470	3,814
Food & Staples Retailing—1.3%
CVS Caremark Corp.	489,800	20,449
Food Products—1.1%
Unilever NV	507,680	16,931
Health Care Equipment & Supplies—1.7%
Covidien PLC	147,800	7,612
Medtronic, Inc.	470,500	18,147
Health Care Providers & Services—1.2%
Cardinal Health, Inc.	421,600	18,141
Household Products—2.8%
Colgate-Palmolive Co.∧	115,885	10,513
Procter & Gamble Co.	509,200	32,100
Industrial Conglomerates—3.1%
General Electric Co.	1,937,200	36,245
Siemens AG ADR ∧	115,600	10,900
Insurance—5.1%
ACE, Ltd.	295,800	20,587
Chubb Corp.	273,500	18,437
Hartford Financial Services Group, Inc.	390,700	6,845

	Shares	Value (000’s)
Insurance (continued)
MetLife, Inc.	521,530	$18,426
RenaissanceRe Holdings, Ltd. ∧	191,200	13,979
Internet Software & Services—0.8%	381,450	12,054
eBay, Inc. ‡	381,450	12,054
IT Services—2.9%
Accenture PLC—Class A ∧	237,300	13,607
Automatic Data Processing, Inc.	222,300	12,178
International Business Machines Corp.	95,410	18,375
Leisure Equipment & Products—1.0%
Mattel, Inc. ^	492,600	15,271
Machinery—2.6%
Caterpillar, Inc. ∧	63,500	6,929
Deere & Co. ∧	202,800	17,471
Eaton Corp. ∧	329,860	16,173
Media—3.5%
Comcast Corp.—Class A	1,129,600	30,037
Omnicom Group, Inc.	235,940	10,761
Walt Disney Co.	331,500	12,895
Metals & Mining—1.0%
Barrick Gold Corp.	169,300	8,340
Compass Minerals International, Inc. ∧	93,500	6,832
Multiline Retail—1.2%
Target Corp.	362,800	18,434
Multi-Utilities—4.0%
Dominion Resources, Inc.	339,100	16,969
PG&E Corp.	512,600	20,842
Xcel Energy, Inc.	886,024	23,568
Oil, Gas & Consumable Fuels—11.9%
Anadarko Petroleum Corp.	299,500	24,176
Chevron Corp.	309,040	31,856
EnCana Corp.	590,680	11,300
Exxon Mobil Corp.	609,200	51,014
Occidental Petroleum Corp.	378,170	37,730
Petroleo Brasileiro SA ADR	572,700	17,496
Ultra Petroleum Corp. ‡ ∧	387,600	9,314
Pharmaceuticals—9.9%
Eli Lilly & Co.	327,950	13,033
Johnson & Johnson	449,520	29,628
Merck & Co., Inc.	1,241,500	47,500
Pfizer, Inc.	2,236,210	47,854
Teva Pharmaceutical Industries, Ltd. ADR	308,300	13,914
Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	579,320	15,306
Software—1.5%
Microsoft Corp.	437,100	12,908
Oracle Corp.	386,000	10,885
Specialty Retail—1.8%
Lowe’s Cos., Inc.	667,700	17,914
Staples, Inc.∧	690,900	10,108
Tobacco—0.9%
Philip Morris International, Inc.	185,415	13,863

Total Common Stocks (cost $1,390,761)		1,459,639

SECURITIES LENDING COLLATERAL—7.0%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.32% 	108,043,380	108,043
Total Securities Lending Collateral (cost $108,043)

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Transamerica WMC Quality Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.2%
State Street Bank & Trust Co. 0.03% , dated 01/31/2012, to be repurchased at $34,205 on 02/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $34,890.	$34,205	$34,205
Total Repurchase Agreement (cost $34,205)

Total Investment Securities (cost $1,533,009)		1,601,887
Other Assets and Liabilities—Net		(66,131)

Net Assets		$1,535,756

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $105,693.
‡	Non-income producing security.
	Rate shown reflects the yield at 01/31/2012.
Aggregate cost for federal income tax purposes is $1,533,009. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $118,116 and $49,238, respectively. Net unrealized appreciation for tax purposes is $68,878.

DEFINITION:

ADR             American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 01/31/2012
Common Stocks	$1,353,271	$106,368	$—	$1,459,639
Repurchase Agreement	—	34,205	—	34,205
Securities Lending Collateral	108,043	—	—	108,043

Total	$1,461,314	$140,573	$—	$1,601,887

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		January 31, 2012 Form N-Q

Notes to Schedules of Investments

At January 31, 2012

(unaudited)

Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following of significant accounting policies followed by Transamerica Funds (the “Funds”) .

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The costs of foreign securities are translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica AEGON Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at January 31, 2012 are listed in the Schedules of Investments.

Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Funds write call and put options/swaptions on futures, swaps, securities or currencies they own or in which they invest. The Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions” ), and commodities. Options are marked -to-market daily to reflect the current value of the option/swaption written. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The underlying face amounts of open option and swaption contracts at January 31, 2012 are listed in the Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. Certain Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at January 31, 2012 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrallly cleared swaps”). Certain Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency, interest rate risk and commodity risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors which may include a registered commodities exchange, or quotations from market makers to the extent available.

Transamerica Funds		January 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2012

(unaudited)

Swap agreements (continued):

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Certain funds sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ creadit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers which subjects a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, commodity, or bond, and in return receives a regular stream of payments.

Cross-currency swaps: The Funds are subject to foreign currency exchange rate risks in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swaps are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross-currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open swap agreements at January 31, 2012 are disclosed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act.

Transamerica Funds		January 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2012

(unaudited)

Short sales (continued):

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at January 31, 2012.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at January 31, 2012 are listed in the Schedules of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at January 31, 2012 are listed in the Schedules of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds seek to increase their net investment income through the receipt of interest (after rebates and fees).

The value of loaned securities and related collateral outstanding at January 31, 2012 are shown in the Schedules of Investments.

Transamerica Funds		January 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2012

(unaudited)

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security valuations: All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management Inc’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-advisor, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Investment companies: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds		January 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2012

(unaudited)

Fair value measurements (continued):

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Funds use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at January 31, 2012, is disclosed in the Valuation Summary of the Funds’ Schedules of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.

There were no significant transfers into or out of any Level described above during the period ended January 31, 2012.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Funds’ Schedules of Investments.

Transamerica Funds		January 31, 2012 Form N-Q

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	March 27, 2012

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	March 27, 2012